UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree Europe Defense Fund

Ticker: WDEF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Europe Defense Fund (the "Fund") for the period of July 17, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Defense Fund	$32	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 7/17/25. Actual expenses are calculated using a 258/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 2.31% at net asset value (NAV) for the fiscal period July 17, 2025 (inception date) through March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Europe Index, which returned 8.15% in U.S. dollar (USD) terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Given the Fund's narrow focus on European defense companies, it was highly concentrated within the Industrials sector during the period, resulting in a large overweight versus its benchmark. This resulted in a negative performance contribution stemming from a negative allocation effect as Industrials underperformed the headline index by 6%.

  Correspondingly, the Fund had large underweights to the largest sectors within the index, including Consumer Staples, Financials, Health Care and Consumer Discretionary. Consumer Discretionary's underweight was additive since it was the worst performing sector in the benchmark during the period. Consumer Staples was one of four sectors to decline, so underweighting it was also additive from an allocation standpoint.

  However, the underweights to Financials and Healthcare were detrimental, as they both outperformed the headline index by a few percentage points each. This produced a negative allocation effect that created a performance headwind.

  At the country level, about 20% of the Fund was concentrated in Germany. This produced a negative allocation effect that resulted in negative performance impacts during the period as German equities lagged the broader European equity market during the period.

  Conversely, Norway exposure was additive as the Norwegian equity market increased significantly during the period, which produced positive performance impacts via allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Europe Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance July 17, 2025 (inception) through March 31, 2026

Table Summary
	WisdomTree Europe Defense Fund $10,231	MSCI Europe Index $10,815	WisdomTree Europe Defense Index $10,274
07/17/25	$10,000	$10,000	$10,000
07/31/25	$9,736	$9,932	$9,742
08/31/25	$9,848	$10,274	$9,859
09/30/25	$11,292	$10,478	$11,310
10/31/25	$10,335	$10,556	$10,355
11/30/25	$9,313	$10,710	$9,336
12/31/25	$9,835	$11,128	$9,862
01/31/26	$11,239	$11,623	$11,277
02/28/26	$11,290	$12,003	$11,331
03/31/26	$10,231	$10,815	$10,274

Average Annual Total Returns (%)

Table Summary
Since Inception 7/17/25Footnote Reference*
Fund NAV Returns	2.31%
MSCI Europe Index	8.15%
WisdomTree Europe Defense Index	2.74%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$83,141,783
  # of Portfolio Holdings39
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid, Net$110,451

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Thales SA	10.5%
BAE Systems PLC	10.1%
Rheinmetall AG	9.9%
Leonardo SpA	5.5%
Saab AB, Class B	5.3%
Kongsberg Gruppen ASA	4.9%
Hensoldt AG	4.7%
Airbus SE	4.6%
Dassault Aviation SA	4.5%
Safran SA	4.4%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	94.6%
Information Technology	4.2%
Communication Services	1.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Defense Fund

Annual Shareholder Report - March 31, 2026

Ticker: WDEF

WDEF - 032026

WisdomTree Europe Hedged Equity Fund

Ticker: HEDJ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Europe Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged Equity Fund	$63	0.60%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.59% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EMU Local Currency Index, which returned 12.31% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Consumer Discretionary and Industrials, primarily due to positive stock selection in the former and allocation effects stemming from an overweight in the latter.

  Energy also contributed positively to performance, driven by strong allocation effects.

  Utilities, Health Care, Materials and Communication Services all detracted from performance due to a mix of negative allocation and selection effects in each.

  The Fund benefited from its exposure to Spain, primarily due to strong allocation effects. It was overweight in Spain by about 9% during the period and Spain was one of the best performing countries within the European Monetary Union (EMU) universe during the period.

  Finland also contributed modestly to performance, driven by positive allocation effects.

  Netherlands and France detracted significantly from performance due to poor stock selection effects. France's negative stock selection impact more than offset positive allocation effects obtained through an underweight to the country's equity market.

  The Fund’s currency hedge detracted from performance during the period, as the euro strengthened approximately 6.8% against the U.S. dollar. As a result, the Fund would have experienced stronger performance during the period had no currency hedge been utilized.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EMU Local Currency Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Europe Hedged Equity Fund $25,668	MSCI EMU Local Currency Index $22,897	WisdomTree Europe Hedged Equity Index $26,637
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,046	$10,120	$10,046
05/31/16	$10,317	$10,337	$10,313
06/30/16	$9,831	$9,715	$9,829
07/31/16	$10,398	$10,212	$10,408
08/31/16	$10,555	$10,349	$10,577
09/30/16	$10,582	$10,352	$10,603
10/31/16	$10,700	$10,486	$10,730
11/30/16	$10,612	$10,450	$10,649
12/31/16	$11,365	$11,175	$11,423
01/31/17	$11,288	$11,067	$11,359
02/28/17	$11,784	$11,357	$11,861
03/31/17	$12,420	$11,971	$12,506
04/30/17	$12,817	$12,247	$12,918
05/31/17	$12,896	$12,442	$12,983
06/30/17	$12,500	$12,128	$12,587
07/31/17	$12,500	$12,172	$12,595
08/31/17	$12,424	$12,117	$12,522
09/30/17	$13,024	$12,654	$13,126
10/31/17	$13,360	$12,959	$13,467
11/30/17	$13,010	$12,698	$13,116
12/31/17	$12,906	$12,587	$13,021
01/31/18	$13,314	$12,991	$13,440
02/28/18	$12,833	$12,498	$12,965
03/31/18	$12,672	$12,236	$12,799
04/30/18	$13,214	$12,831	$13,342
05/31/18	$13,167	$12,643	$13,279
06/30/18	$13,104	$12,532	$13,218
07/31/18	$13,572	$12,966	$13,702
08/31/18	$13,216	$12,621	$13,334
09/30/18	$13,102	$12,586	$13,213
10/31/18	$12,382	$11,771	$12,507
11/30/18	$12,351	$11,670	$12,480
12/31/18	$11,710	$10,982	$11,841
01/31/19	$12,467	$11,673	$12,608
02/28/19	$12,980	$12,132	$13,134
03/31/19	$13,220	$12,290	$13,386
04/30/19	$13,973	$12,922	$14,155
05/31/19	$13,144	$12,160	$13,293
06/30/19	$13,929	$12,784	$14,098
07/31/19	$13,971	$12,799	$14,148
08/31/19	$13,674	$12,640	$13,853
09/30/19	$14,172	$13,109	$14,368
10/31/19	$14,306	$13,270	$14,510
11/30/19	$14,704	$13,621	$14,925
12/31/19	$14,871	$13,777	$15,102
01/31/20	$14,379	$13,537	$14,609
02/29/20	$13,107	$12,463	$13,317
03/31/20	$10,955	$10,318	$11,126
04/30/20	$11,872	$10,988	$12,068
05/31/20	$12,316	$11,509	$12,523
06/30/20	$12,934	$12,072	$13,150
07/31/20	$12,825	$11,904	$13,050
08/31/20	$13,227	$12,322	$13,467
09/30/20	$13,354	$12,097	$13,601
10/31/20	$12,603	$11,421	$12,846
11/30/20	$14,254	$13,375	$14,553
12/31/20	$14,440	$13,639	$14,752
01/31/21	$14,418	$13,458	$14,737
02/28/21	$14,531	$13,941	$14,859
03/31/21	$15,796	$14,860	$16,158
04/30/21	$16,053	$15,181	$16,417
05/31/21	$16,513	$15,558	$16,793
06/30/21	$16,755	$15,721	$17,140
07/31/21	$17,120	$15,928	$17,528
08/31/21	$17,501	$16,319	$17,929
09/30/21	$16,786	$15,769	$17,200
10/31/21	$17,346	$16,415	$17,785
11/30/21	$16,885	$15,875	$17,324
12/31/21	$17,844	$16,658	$18,323
01/31/22	$17,174	$16,078	$17,645
02/28/22	$16,374	$15,236	$16,825
03/31/22	$16,435	$15,129	$16,894
04/30/22	$16,397	$14,834	$16,855
05/31/22	$16,439	$14,919	$16,882
06/30/22	$14,863	$13,544	$15,261
07/31/22	$15,971	$14,533	$16,414
08/31/22	$15,065	$13,801	$15,471
09/30/22	$14,332	$12,929	$14,725
10/31/22	$15,482	$13,953	$15,913
11/30/22	$16,727	$15,121	$17,213
12/31/22	$16,027	$14,578	$16,495
01/31/23	$17,547	$15,982	$18,073
02/28/23	$18,284	$16,244	$18,841
03/31/23	$18,727	$16,360	$19,293
04/30/23	$18,762	$16,603	$19,304
05/31/23	$18,239	$16,191	$18,744
06/30/23	$19,157	$16,809	$19,691
07/31/23	$19,679	$17,132	$20,236
08/31/23	$19,049	$16,603	$19,580
09/30/23	$18,642	$16,069	$19,166
10/31/23	$18,019	$15,545	$18,534
11/30/23	$19,505	$16,778	$20,053
12/31/23	$20,257	$17,319	$20,848
01/31/24	$20,578	$17,693	$21,191
02/29/24	$21,789	$18,279	$22,455
03/31/24	$22,777	$19,092	$23,487
04/30/24	$22,044	$18,725	$22,704
05/31/24	$22,385	$19,236	$23,038
06/30/24	$21,871	$18,758	$22,507
07/31/24	$21,497	$18,838	$22,130
08/31/24	$21,803	$19,144	$22,454
09/30/24	$21,755	$19,339	$22,419
10/31/24	$21,017	$18,693	$21,667
11/30/24	$21,070	$18,699	$21,733
12/31/24	$21,401	$18,955	$22,087
01/31/25	$23,089	$20,333	$23,855
02/28/25	$23,978	$21,035	$24,814
03/31/25	$23,001	$20,388	$23,797
04/30/25	$22,938	$20,426	$23,712
05/31/25	$24,178	$21,562	$25,006
06/30/25	$23,864	$21,408	$24,663
07/31/25	$24,266	$21,615	$25,098
08/31/25	$24,659	$21,706	$25,547
09/30/25	$24,997	$22,323	$25,938
10/31/25	$25,732	$22,857	$26,668
11/30/25	$25,936	$22,923	$26,900
12/31/25	$26,393	$23,468	$27,397
01/31/26	$26,990	$24,127	$28,036
02/28/26	$28,063	$24,993	$29,160
03/31/26	$25,668	$22,897	$26,637

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	11.59%	10.20%	9.88%
MSCI EMU Local Currency Index	12.31%	9.03%	8.64%
WisdomTree Europe Hedged Equity Index	11.93%	10.51%	10.29%

Key Fund Statistics

  Total Net Assets$1,696,628,307
  # of Portfolio Holdings134
  Portfolio Turnover Rate33%
  Investment Advisory Fees Paid, Net$10,182,794

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Banco Bilbao Vizcaya Argentaria SA	5.8%
ASML Holding NV	5.5%
Deutsche Telekom AG, Registered Shares	4.9%
Banco Santander SA	4.7%
Sanofi SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.3%
Siemens AG, Registered Shares	3.4%
L'Oreal SA	3.2%
BASF SE	2.4%
Anheuser-Busch InBev SA	2.4%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	21.9%
Financials	14.6%
Consumer Staples	13.3%
Consumer Discretionary	13.2%
Information Technology	9.4%
Health Care	9.2%
Materials	7.6%
Communication Services	6.3%
Energy	3.9%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Hedged Equity Fund

Annual Shareholder Report - March 31, 2026

Ticker: HEDJ

HEDJ - 032026

WisdomTree Europe Quality Dividend Growth Fund

Ticker: EUDG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Europe Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Quality Dividend Growth Fund	$63	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned 13.73% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Europe Index, which returned 19.11% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care, primarily due to stock selection. Health Care was the only meaningfully positive sector contributor during the period.

  Consumer Discretionary negatively affected performance due to poor allocation effects stemming from an overweight position in the sector. The Fund was about 7% overweight the sector during the year while it was the worst performer within the European equity universe.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI Europe Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were one of the best-performing sectors in the benchmark.

  Consumer Staples, Communication Services, and Materials also hampered performance due to a mix of negative allocation and selection effects.

  From a country perspective, only Switzerland produced meaningful positive performance impacts, which were entirely due to positive stock selection.

  Spain, France, Denmark and the United Kingdom all detracted from performance due to negative stock selection effects.

  The Fund's emphasis on selecting high quality companies mostly penalized performance during the period, as four of the five quintiles by return-on-equity (ROE), our preferred gauge of quality, produced negative performance effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Europe Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Europe Quality Dividend Growth Fund $20,504	MSCI Europe Index $22,586	WisdomTree Europe Quality Dividend Growth Index $21,385
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,031	$10,244	$10,031
05/31/16	$10,054	$10,184	$10,057
06/30/16	$9,714	$9,731	$9,696
07/31/16	$10,127	$10,138	$10,124
08/31/16	$10,000	$10,168	$10,004
09/30/16	$10,118	$10,257	$10,126
10/31/16	$9,544	$9,923	$9,553
11/30/16	$9,279	$9,707	$9,292
12/31/16	$9,655	$10,216	$9,675
01/31/17	$9,970	$10,428	$9,990
02/28/17	$10,199	$10,553	$10,233
03/31/17	$10,624	$10,976	$10,653
04/30/17	$11,155	$11,364	$11,199
05/31/17	$11,770	$11,915	$11,806
06/30/17	$11,527	$11,785	$11,566
07/31/17	$11,768	$12,137	$11,817
08/31/17	$11,940	$12,144	$11,989
09/30/17	$12,264	$12,544	$12,314
10/31/17	$12,366	$12,603	$12,430
11/30/17	$12,366	$12,631	$12,438
12/31/17	$12,516	$12,822	$12,599
01/31/18	$13,046	$13,515	$13,144
02/28/18	$12,214	$12,720	$12,314
03/31/18	$12,221	$12,567	$12,324
04/30/18	$12,347	$12,915	$12,453
05/31/18	$12,235	$12,491	$12,343
06/30/18	$12,123	$12,407	$12,247
07/31/18	$12,543	$12,820	$12,672
08/31/18	$12,369	$12,462	$12,503
09/30/18	$12,212	$12,506	$12,350
10/31/18	$11,231	$11,552	$11,370
11/30/18	$11,098	$11,444	$11,251
12/31/18	$10,632	$10,916	$10,773
01/31/19	$11,386	$11,635	$11,554
02/28/19	$11,777	$12,026	$11,963
03/31/19	$12,023	$12,099	$12,200
04/30/19	$12,311	$12,532	$12,513
05/31/19	$11,740	$11,845	$11,927
06/30/19	$12,592	$12,641	$12,813
07/31/19	$12,311	$12,396	$12,526
08/31/19	$12,088	$12,084	$12,302
09/30/19	$12,255	$12,413	$12,475
10/31/19	$12,684	$12,811	$12,918
11/30/19	$13,011	$13,003	$13,262
12/31/19	$13,609	$13,511	$13,879
01/31/20	$13,350	$13,171	$13,615
02/29/20	$12,122	$11,949	$12,361
03/31/20	$10,885	$10,223	$11,078
04/30/20	$11,594	$10,830	$11,817
05/31/20	$12,312	$11,323	$12,559
06/30/20	$12,652	$11,783	$12,907
07/31/20	$13,226	$12,236	$13,499
08/31/20	$13,785	$12,740	$14,075
09/30/20	$13,707	$12,315	$14,004
10/31/20	$12,914	$11,621	$13,186
11/30/20	$14,544	$13,598	$14,882
12/31/20	$15,248	$14,238	$15,604
01/31/21	$15,093	$14,032	$15,458
02/28/21	$15,163	$14,375	$15,530
03/31/21	$15,722	$14,819	$16,100
04/30/21	$16,451	$15,492	$16,860
05/31/21	$17,161	$16,138	$17,557
06/30/21	$17,036	$15,918	$17,446
07/31/21	$17,509	$16,213	$17,939
08/31/21	$17,748	$16,458	$18,190
09/30/21	$16,551	$15,671	$16,990
10/31/21	$17,143	$16,377	$17,607
11/30/21	$16,525	$15,533	$17,007
12/31/21	$17,703	$16,558	$18,234
01/31/22	$16,641	$15,801	$17,146
02/28/22	$16,280	$15,354	$16,768
03/31/22	$16,354	$15,338	$16,839
04/30/22	$15,434	$14,456	$15,882
05/31/22	$15,361	$14,564	$15,803
06/30/22	$13,789	$13,116	$14,187
07/31/22	$14,618	$13,765	$15,047
08/31/22	$13,489	$12,907	$13,893
09/30/22	$12,430	$11,785	$12,796
10/31/22	$13,105	$12,630	$13,499
11/30/22	$14,454	$14,063	$14,915
12/31/22	$14,477	$14,065	$14,945
01/31/23	$15,541	$15,285	$16,050
02/28/23	$15,301	$15,190	$15,815
03/31/23	$16,086	$15,550	$16,623
04/30/23	$16,823	$16,196	$17,375
05/31/23	$15,760	$15,246	$16,276
06/30/23	$16,490	$15,976	$17,034
07/31/23	$16,826	$16,466	$17,387
08/31/23	$16,285	$15,813	$16,828
09/30/23	$15,527	$15,184	$16,048
10/31/23	$15,060	$14,617	$15,557
11/30/23	$16,427	$16,060	$16,994
12/31/23	$17,327	$16,862	$17,947
01/31/24	$17,327	$16,842	$17,959
02/29/24	$17,425	$17,105	$18,064
03/31/24	$17,730	$17,744	$18,378
04/30/24	$17,250	$17,408	$17,873
05/31/24	$18,069	$18,251	$18,728
06/30/24	$17,716	$17,841	$18,360
07/31/24	$18,070	$18,224	$18,740
08/31/24	$18,922	$18,943	$19,629
09/30/24	$18,911	$19,016	$19,623
10/31/24	$17,593	$17,895	$18,264
11/30/24	$17,160	$17,594	$17,819
12/31/24	$16,711	$17,164	$17,360
01/31/25	$17,841	$18,346	$18,553
02/28/25	$18,203	$19,020	$18,931
03/31/25	$18,029	$18,962	$18,719
04/30/25	$18,738	$19,792	$19,438
05/31/25	$19,368	$20,694	$20,104
06/30/25	$19,513	$21,120	$20,261
07/31/25	$19,004	$20,744	$19,745
08/31/25	$19,677	$21,458	$20,457
09/30/25	$19,896	$21,884	$20,693
10/31/25	$20,060	$22,046	$20,892
11/30/25	$20,598	$22,369	$21,476
12/31/25	$21,459	$23,241	$22,383
01/31/26	$22,331	$24,275	$23,312
02/28/26	$22,986	$25,069	$24,008
03/31/26	$20,504	$22,586	$21,385

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	13.73%	5.46%	7.44%
MSCI Europe Index	19.11%	8.79%	8.49%
WisdomTree Europe Quality Dividend Growth Index	14.24%	5.84%	7.90%

Key Fund Statistics

  Total Net Assets$66,332,432
  # of Portfolio Holdings230
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid, Net$445,612

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Novartis AG, Registered Shares	5.2%
Nestle SA, Registered Shares	5.0%
Roche Holding AG	4.4%
BP PLC	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
Industria de Diseno Textil SA	3.3%
Banco Bilbao Vizcaya Argentaria SA	3.0%
Deutsche Telekom AG, Registered Shares	3.0%
AstraZeneca PLC	2.9%
ING Groep NV	2.3%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.1%
Health Care	18.0%
Financials	14.3%
Consumer Discretionary	12.7%
Consumer Staples	12.2%
Energy	4.9%
Communication Services	4.8%
Information Technology	4.3%
Materials	2.9%
Utilities	1.7%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: EUDG

EUDG - 032026

WisdomTree Europe SmallCap Dividend Fund

Ticker: DFE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Europe SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe SmallCap Dividend Fund	$68	0.61%

How did the Fund perform last year and what affected its performance?

The Fund returned 22.02% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Europe Small Cap Index, which returned 19.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its Health Care and Industrials exposures, primarily due to strong stock selection effects in each.

  Consumer Staples and Consumer Discretionary made equally positive impacts on performance as well, both due to stock selection.

  Materials exposure detracted from performance due to poor stock selection, while Financials were also a headwind due to negative allocation effects resulting from underweighting an outperforming sector.

  The Fund benefited from its exposures to Norway, Sweden, and France, primarily due to strong stock selection effects in each. Norway's impact was also compounded by positive allocation effects resulting from an overweight.

  Denmark weighed negatively on performance mainly due to negative allocation effects.

  Austria also detracted from performance due to a mix of negative allocation and stock selection effects.

  The United Kingdom had the most negative performance impact, which was entirely due to stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Europe Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Europe SmallCap Dividend Fund $18,626	MSCI Europe Index $22,586	MSCI Europe Small Cap Index $19,251	WisdomTree Europe SmallCap Dividend Index $19,169
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,070	$10,244	$10,128	$10,072
05/31/16	$10,240	$10,184	$10,255	$10,234
06/30/16	$9,128	$9,731	$9,320	$9,142
07/31/16	$9,815	$10,138	$9,903	$9,826
08/31/16	$9,853	$10,168	$10,014	$9,874
09/30/16	$10,037	$10,257	$10,204	$10,067
10/31/16	$9,678	$9,923	$9,698	$9,713
11/30/16	$9,485	$9,707	$9,494	$9,520
12/31/16	$10,028	$10,216	$9,900	$10,071
01/31/17	$10,350	$10,428	$10,235	$10,396
02/28/17	$10,450	$10,553	$10,391	$10,505
03/31/17	$10,797	$10,976	$10,737	$10,852
04/30/17	$11,527	$11,364	$11,461	$11,600
05/31/17	$12,029	$11,915	$11,955	$12,101
06/30/17	$11,912	$11,785	$11,827	$12,007
07/31/17	$12,450	$12,137	$12,357	$12,557
08/31/17	$12,450	$12,144	$12,384	$12,556
09/30/17	$12,939	$12,544	$12,872	$13,040
10/31/17	$12,930	$12,603	$12,948	$13,031
11/30/17	$12,902	$12,631	$13,007	$12,994
12/31/17	$13,282	$12,822	$13,416	$13,383
01/31/18	$13,865	$13,515	$14,189	$13,975
02/28/18	$13,278	$12,720	$13,492	$13,388
03/31/18	$13,058	$12,567	$13,372	$13,165
04/30/18	$13,360	$12,915	$13,678	$13,465
05/31/18	$12,990	$12,491	$13,436	$13,078
06/30/18	$12,660	$12,407	$13,289	$12,776
07/31/18	$12,787	$12,820	$13,496	$12,917
08/31/18	$12,467	$12,462	$13,348	$12,597
09/30/18	$12,342	$12,506	$13,074	$12,480
10/31/18	$11,263	$11,552	$11,785	$11,384
11/30/18	$11,007	$11,444	$11,374	$11,124
12/31/18	$10,435	$10,916	$10,746	$10,537
01/31/19	$11,312	$11,635	$11,757	$11,410
02/28/19	$11,588	$12,026	$12,061	$11,694
03/31/19	$11,466	$12,099	$12,054	$11,575
04/30/19	$11,922	$12,532	$12,588	$12,037
05/31/19	$11,231	$11,845	$11,781	$11,337
06/30/19	$11,754	$12,641	$12,391	$11,872
07/31/19	$11,302	$12,396	$12,096	$11,416
08/31/19	$10,909	$12,084	$11,761	$11,003
09/30/19	$11,315	$12,413	$12,054	$11,419
10/31/19	$11,892	$12,811	$12,643	$12,021
11/30/19	$12,269	$13,003	$13,069	$12,410
12/31/19	$13,231	$13,511	$13,869	$13,398
01/31/20	$12,740	$13,171	$13,457	$12,903
02/29/20	$11,426	$11,949	$12,265	$11,565
03/31/20	$8,421	$10,223	$9,644	$8,544
04/30/20	$9,356	$10,830	$10,722	$9,504
05/31/20	$9,937	$11,323	$11,450	$10,087
06/30/20	$10,243	$11,783	$11,714	$10,394
07/31/20	$10,826	$12,236	$12,470	$10,995
08/31/20	$11,521	$12,740	$13,330	$11,706
09/30/20	$11,130	$12,315	$12,993	$11,317
10/31/20	$10,563	$11,621	$12,339	$10,744
11/30/20	$12,364	$13,598	$14,588	$12,622
12/31/20	$13,603	$14,238	$15,811	$13,898
01/31/21	$13,554	$14,032	$15,763	$13,854
02/28/21	$14,248	$14,375	$16,357	$14,566
03/31/21	$14,635	$14,819	$16,653	$14,978
04/30/21	$15,477	$15,492	$17,691	$15,846
05/31/21	$16,008	$16,138	$18,341	$16,459
06/30/21	$15,607	$15,918	$17,693	$15,974
07/31/21	$16,254	$16,213	$18,344	$16,645
08/31/21	$16,623	$16,458	$18,895	$17,037
09/30/21	$15,483	$15,671	$17,726	$15,871
10/31/21	$15,996	$16,377	$18,327	$16,408
11/30/21	$14,979	$15,533	$17,256	$15,407
12/31/21	$16,084	$16,558	$18,196	$16,531
01/31/22	$15,048	$15,801	$16,726	$15,470
02/28/22	$14,457	$15,354	$16,099	$14,865
03/31/22	$14,657	$15,338	$16,061	$15,066
04/30/22	$13,767	$14,456	$14,939	$14,146
05/31/22	$13,931	$14,564	$14,912	$14,291
06/30/22	$12,261	$13,116	$12,836	$12,570
07/31/22	$12,891	$13,765	$13,751	$13,225
08/31/22	$11,879	$12,907	$12,622	$12,185
09/30/22	$10,340	$11,785	$10,952	$10,598
10/31/22	$11,077	$12,630	$11,824	$11,360
11/30/22	$12,271	$14,063	$13,098	$12,598
12/31/22	$12,461	$14,065	$13,234	$12,782
01/31/23	$13,446	$15,285	$14,470	$13,795
02/28/23	$13,667	$15,190	$14,519	$14,027
03/31/23	$13,415	$15,550	$14,263	$13,740
04/30/23	$13,861	$16,196	$14,725	$14,191
05/31/23	$12,835	$15,246	$13,857	$13,125
06/30/23	$13,209	$15,976	$14,299	$13,513
07/31/23	$13,698	$16,466	$14,935	$14,020
08/31/23	$13,119	$15,813	$14,272	$13,419
09/30/23	$12,595	$15,184	$13,490	$12,874
10/31/23	$11,931	$14,617	$12,674	$12,194
11/30/23	$13,123	$16,060	$14,257	$13,439
12/31/23	$14,312	$16,862	$15,443	$14,683
01/31/24	$14,007	$16,842	$15,056	$14,368
02/29/24	$13,887	$17,105	$15,006	$14,247
03/31/24	$14,408	$17,744	$15,624	$14,778
04/30/24	$14,341	$17,408	$15,342	$14,716
05/31/24	$15,402	$18,251	$16,486	$15,806
06/30/24	$14,668	$17,841	$15,731	$15,041
07/31/24	$15,412	$18,224	$16,559	$15,821
08/31/24	$15,715	$18,943	$16,885	$16,147
09/30/24	$15,824	$19,016	$17,103	$16,245
10/31/24	$14,648	$17,895	$15,883	$15,050
11/30/24	$14,392	$17,594	$15,642	$14,800
12/31/24	$14,267	$17,164	$15,294	$14,671
01/31/25	$14,763	$18,346	$15,971	$15,191
02/28/25	$14,889	$19,020	$16,074	$15,311
03/31/25	$15,265	$18,962	$16,165	$15,663
04/30/25	$16,353	$19,792	$17,321	$16,780
05/31/25	$17,359	$20,694	$18,526	$17,815
06/30/25	$18,087	$21,120	$19,325	$18,575
07/31/25	$17,860	$20,744	$19,058	$18,346
08/31/25	$18,204	$21,458	$19,352	$18,700
09/30/25	$18,356	$21,884	$19,511	$18,863
10/31/25	$18,004	$22,046	$19,376	$18,523
11/30/25	$18,270	$22,369	$19,477	$18,797
12/31/25	$18,966	$23,241	$20,183	$19,526
01/31/26	$19,789	$24,275	$21,170	$20,381
02/28/26	$20,500	$25,069	$21,506	$21,129
03/31/26	$18,626	$22,586	$19,251	$19,169

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	22.02%	4.94%	6.42%
MSCI Europe Index	19.11%	8.79%	8.49%
MSCI Europe Small Cap Index	19.09%	2.94%	6.77%
WisdomTree Europe SmallCap Dividend Index	22.39%	5.06%	6.72%

Key Fund Statistics

  Total Net Assets$155,411,259
  # of Portfolio Holdings382
  Portfolio Turnover Rate55%
  Investment Advisory Fees Paid, Net$967,178

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Hoegh Autoliners ASA	2.5%
DOF Group ASA	2.0%
NOS SGPS SA	1.7%
Elecnor SA	1.6%
Energean PLC	1.3%
Odfjell Drilling Ltd.	1.3%
Pennon Group PLC	1.3%
REN - Redes Energeticas Nacionais SGPS SA	1.2%
APERAM SA	1.2%
Sparebanken Norge	1.1%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.1%
Consumer Discretionary	13.1%
Financials	11.5%
Materials	9.2%
Energy	7.4%
Communication Services	6.9%
Real Estate	6.9%
Information Technology	5.7%
Health Care	5.2%
Consumer Staples	3.7%
Other Sectors	3.8%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DFE

DFE - 032026

WisdomTree European Opportunities Fund

Ticker: OPPE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree European Opportunities Fund (the "Fund") (formerly, the WisdomTree Europe Hedged SmallCap Equity Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree European Opportunities Fund	$68	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned 30.47% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index, which returned 29.08% in U.S. dollar (USD) terms during the same period. The following summarizes the key factors that affected Fund Performance during the period:

  The Fund benefited significantly from its exposure to Industrials, which produced a strong performance tailwind due to positive stock selection effects.

  The Fund's focus on allocating to European companies that stand to benefit from changing geopolitical dynamics was an additive during the period. Defense companies, for example, provided a meaningful performance boost during the period.

  Financials also provided a supplementary tailwind through positive stock selection, compounded by modestly positive allocation effects. The Fund's additional emphasis on investing in undervalued European banks was an additive, as those produced strong positive returns during the period.

  Health Care and Energy also provided performance boosts due to positive stock selection in the former and positive allocation effects stemming from an overweight in the latter.

  From a country standpoint, France and the United Kingdom produced positive performance influences due to strong stock selection in the former and a mix of allocation and selection effects in the latter. Sweden and the Netherlands detracted from performance due to negative stock selection in the former and negative allocation effects in the latter.

  The Fund’s dynamic currency hedge produced mixed results over the period coinciding with the change in Fund methodology was due to varying changes in the basket of European currency exposures.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Europe Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree European Opportunities Fund $30,553	MSCI Europe Index $22,586	MSCI EMU Local Currency/MSCI Europe (Local) Spliced Index $23,363Footnote Reference1	MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index $24,313Footnote Reference2	WisdomTree Europe Hedged SmallCap Equity/WisdomTree European Opportunities Equity Spliced Index $31,054Footnote Reference3
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,142	$10,244	$10,120	$10,110	$10,137
05/31/16	$10,452	$10,184	$10,337	$10,430	$10,440
06/30/16	$9,683	$9,731	$9,715	$9,655	$9,659
07/31/16	$10,331	$10,138	$10,212	$10,240	$10,322
08/31/16	$10,331	$10,168	$10,349	$10,353	$10,334
09/30/16	$10,403	$10,257	$10,352	$10,478	$10,402
10/31/16	$10,514	$9,923	$10,486	$10,397	$10,537
11/30/16	$10,344	$9,707	$10,450	$10,229	$10,381
12/31/16	$11,143	$10,216	$11,175	$10,878	$11,195
01/31/17	$11,246	$10,428	$11,067	$11,004	$11,301
02/28/17	$11,517	$10,553	$11,357	$11,303	$11,597
03/31/17	$12,162	$10,976	$11,971	$11,859	$12,248
04/30/17	$12,660	$11,364	$12,247	$12,336	$12,748
05/31/17	$12,996	$11,915	$12,442	$12,688	$13,072
06/30/17	$12,749	$11,785	$12,128	$12,409	$12,837
07/31/17	$12,923	$12,137	$12,172	$12,603	$13,025
08/31/17	$12,858	$12,144	$12,117	$12,647	$12,942
09/30/17	$13,411	$12,544	$12,654	$13,264	$13,493
10/31/17	$13,608	$12,603	$12,959	$13,469	$13,677
11/30/17	$13,547	$12,631	$12,698	$13,307	$13,607
12/31/17	$13,629	$12,822	$12,587	$13,520	$13,718
01/31/18	$14,018	$13,515	$12,991	$13,988	$14,100
02/28/18	$13,717	$12,720	$12,498	$13,592	$13,812
03/31/18	$13,363	$12,567	$12,236	$13,312	$13,414
04/30/18	$13,878	$12,915	$12,831	$13,772	$13,942
05/31/18	$13,629	$12,491	$12,643	$13,651	$13,660
06/30/18	$13,453	$12,407	$12,532	$13,437	$13,479
07/31/18	$13,730	$12,820	$12,966	$13,683	$13,781
08/31/18	$13,516	$12,462	$12,621	$13,576	$13,550
09/30/18	$13,525	$12,506	$12,586	$13,316	$13,545
10/31/18	$12,585	$11,552	$11,771	$12,256	$12,587
11/30/18	$12,505	$11,444	$11,670	$11,972	$12,518
12/31/18	$11,801	$10,916	$10,982	$11,163	$11,807
01/31/19	$12,803	$11,635	$11,673	$12,098	$12,810
02/28/19	$13,226	$12,026	$12,132	$12,478	$13,237
03/31/19	$13,436	$12,099	$12,290	$12,677	$13,450
04/30/19	$14,028	$12,532	$12,922	$13,305	$14,038
05/31/19	$13,119	$11,845	$12,160	$12,452	$13,101
06/30/19	$13,796	$12,641	$12,784	$13,033	$13,789
07/31/19	$13,632	$12,396	$12,799	$13,091	$13,627
08/31/19	$13,436	$12,084	$12,640	$12,869	$13,435
09/30/19	$13,943	$12,413	$13,109	$13,176	$13,950
10/31/19	$14,374	$12,811	$13,270	$13,498	$14,394
11/30/19	$14,897	$13,003	$13,621	$13,997	$14,928
12/31/19	$15,159	$13,511	$13,777	$14,310	$15,180
01/31/20	$14,846	$13,171	$13,537	$14,067	$14,874
02/29/20	$13,760	$11,949	$12,463	$13,094	$13,787
03/31/20	$10,799	$10,223	$10,318	$10,369	$10,818
04/30/20	$11,873	$10,830	$10,988	$11,416	$11,910
05/31/20	$12,320	$11,323	$11,509	$12,054	$12,356
06/30/20	$12,500	$11,783	$12,072	$12,408	$12,529
07/31/20	$12,514	$12,236	$11,904	$12,456	$12,560
08/31/20	$13,069	$12,740	$12,322	$13,024	$13,122
09/30/20	$13,003	$12,315	$12,097	$13,014	$13,053
10/31/20	$12,281	$11,621	$11,421	$12,172	$12,332
11/30/20	$14,343	$13,598	$13,375	$14,392	$14,438
12/31/20	$14,804	$14,238	$13,639	$15,095	$14,906
01/31/21	$14,948	$14,032	$13,458	$15,326	$15,067
02/28/21	$15,340	$14,375	$13,941	$15,914	$15,460
03/31/21	$16,252	$14,819	$14,860	$16,753	$16,377
04/30/21	$16,611	$15,492	$15,181	$17,293	$16,740
05/31/21	$17,090	$16,138	$15,558	$17,751	$17,149
06/30/21	$17,009	$15,918	$15,721	$17,629	$17,117
07/31/21	$17,559	$16,213	$15,928	$18,042	$17,677
08/31/21	$17,988	$16,458	$16,319	$18,674	$18,112
09/30/21	$17,349	$15,671	$15,769	$18,063	$17,480
10/31/21	$17,910	$16,377	$16,415	$18,587	$18,056
11/30/21	$17,432	$15,533	$15,875	$17,891	$17,589
12/31/21	$18,157	$16,558	$16,658	$18,606	$18,329
01/31/22	$17,799	$15,801	$16,078	$17,881	$17,975
02/28/22	$17,069	$15,354	$15,236	$17,325	$17,219
03/31/22	$17,037	$15,338	$15,129	$17,403	$17,181
04/30/22	$17,071	$14,456	$14,834	$17,269	$17,208
05/31/22	$17,228	$14,564	$14,919	$17,300	$17,332
06/30/22	$15,522	$13,116	$13,544	$15,124	$15,605
07/31/22	$16,160	$13,765	$14,533	$15,915	$16,253
08/31/22	$15,452	$12,907	$13,801	$15,125	$15,546
09/30/22	$14,255	$11,785	$12,929	$13,689	$14,336
10/31/22	$15,365	$12,630	$13,953	$14,789	$15,466
11/30/22	$16,341	$14,063	$15,121	$15,670	$16,472
12/31/22	$16,127	$14,065	$14,578	$15,419	$16,257
01/31/23	$17,454	$15,285	$15,982	$16,887	$17,609
02/28/23	$18,074	$15,190	$16,244	$17,378	$18,237
03/31/23	$17,474	$15,550	$16,360	$16,687	$17,611
04/30/23	$17,794	$16,196	$16,603	$16,799	$17,937
05/31/23	$17,267	$15,246	$16,191	$16,324	$17,377
06/30/23	$17,794	$15,976	$16,809	$16,762	$17,913
07/31/23	$18,325	$16,466	$17,132	$17,259	$18,457
08/31/23	$18,155	$15,813	$16,603	$16,897	$18,291
09/30/23	$17,627	$15,184	$16,069	$16,227	$17,751
10/31/23	$17,109	$14,617	$15,545	$15,462	$17,240
11/30/23	$18,556	$16,060	$16,778	$16,752	$18,724
12/31/23	$19,244	$16,862	$17,319	$17,582	$19,435
01/31/24	$19,410	$16,842	$17,693	$17,428	$19,606
02/29/24	$19,507	$17,105	$18,279	$17,422	$19,712
03/31/24	$20,577	$17,744	$19,092	$18,227	$20,784
04/30/24	$20,706	$17,408	$18,725	$18,175	$20,916
05/31/24	$21,683	$18,251	$19,236	$18,963	$21,872
06/30/24	$20,668	$17,841	$18,758	$17,839	$20,838
07/31/24	$21,197	$18,224	$18,838	$18,239	$21,375
08/31/24	$21,296	$18,943	$19,144	$18,132	$21,483
09/30/24	$21,592	$19,016	$19,339	$18,159	$21,790
10/31/24	$21,011	$17,895	$18,693	$17,563	$21,212
11/30/24	$21,094	$17,594	$18,699	$17,542	$21,304
12/31/24	$21,311	$17,164	$18,955	$17,660	$21,507
01/31/25	$22,455	$18,346	$20,333	$18,454	$22,680
02/28/25	$23,365	$19,020	$21,035	$18,991	$23,608
03/31/25	$23,417	$18,962	$20,388	$18,835	$23,592
04/30/25	$24,126	$19,792	$20,426	$19,263	$24,313
05/31/25	$25,796	$20,694	$21,562	$20,667	$25,956
06/30/25	$26,496	$21,120	$21,409	$21,109	$26,745
07/31/25	$26,805	$20,744	$21,586	$21,102	$27,081
08/31/25	$27,075	$21,458	$21,860	$22,020	$27,366
09/30/25	$27,948	$21,884	$22,241	$22,237	$28,305
10/31/25	$28,327	$22,046	$22,798	$22,447	$28,712
11/30/25	$28,598	$22,369	$23,012	$23,219	$28,998
12/31/25	$29,564	$23,241	$23,597	$24,296	$30,004
01/31/26	$31,115	$24,275	$24,202	$25,390	$31,601
02/28/26	$32,325	$25,069	$25,233	$26,457	$32,850
03/31/26	$30,553	$22,586	$23,363	$24,313	$31,054
Footnote	Description
Footnote[1]	MSCI EMU Local Currency Index through June 1, 2025; MSCI Europe Local Currency Index thereafter.
Footnote[2]	MSCI EMU Small Cap Local Currency Index through June 1, 2025; MSCI Europe Value Index thereafter.
Footnote[3]	WisdomTree Europe Hedged SmallCap Equity Index though June 1, 2025; WisdomTree European Opportunities Index thereafter.

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	30.47%	13.46%	11.82%
MSCI Europe Index	19.11%	8.79%	8.49%
MSCI EMU Local Currency/MSCI Europe (Local) Spliced Index	14.59%	9.47%	8.86%
MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index	29.08%	7.73%	9.29%
WisdomTree Europe Hedged SmallCap Equity/WisdomTree European Opportunities Equity Spliced Index	31.63%	13.65%	12.00%

Key Fund Statistics

  Total Net Assets$269,846,764
  # of Portfolio Holdings89
  Portfolio Turnover Rate130%
  Investment Advisory Fees Paid, Net$944,398

Effective June 2, 2025, the Fund's broad-based securities market index and comparative indices changed from MSCI EMU Local Currency and MSCI EMU Small Cap Local Currency to MSCI Europe Local Currency and MSCI Europe Value Index, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Glencore PLC	2.7%
Eni SpA	2.5%
ORLEN SA	2.4%
ArcelorMittal SA	2.1%
TotalEnergies SE	2.0%
Nokia OYJ	1.9%
AP Moller - Maersk AS, Class B	1.8%
ABB Ltd., Registered Shares	1.8%
Shell PLC	1.7%
Tryg AS	1.7%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.4%
Financials	22.7%
Materials	12.0%
Energy	9.8%
Utilities	8.2%
Health Care	5.2%
Information Technology	4.9%
Consumer Staples	4.9%
Consumer Discretionary	3.0%
Other Sectors	3.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Material Fund Changes

On June 2, 2025, WisdomTree Europe Hedged SmallCap Equity Fund (Ticker: EUSC) changed its name, ticker, and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940 (the “1940 Act”). As of that date, the Fund’s name changed to WisdomTree European Opportunities Fund and its ticker changed to OPPE. The Fund seeks to track the price and yield performance, before fees and expenses, of its underlying index. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree European Opportunities Fund

Annual Shareholder Report - March 31, 2026

Ticker: OPPE

OPPE - 032026

WisdomTree International AI Enhanced Value Fund

Ticker: AIVI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree International AI Enhanced Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International AI Enhanced Value Fund	$68	0.60%

How did the Fund perform last year and what affected its performance?

The Fund returned 27.77% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 30.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Health Care, driven by strong stock selection effects.

  Consumer Staples and Consumer Discretionary also positively impacted performance due to positive stock selection effects.

  Materials was the largest sector detractor due to negative stock selection effects.

  Information Technology also challenged performance due to negative stock selection.

  The Fund benefited significantly from its exposures to Germany, the United Kingdom and France due to stock selection.

  Netherlands, Italy and Spain all detracted from performance due to poor stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree International AI Enhanced Value Fund $21,650	MSCI EAFE Index $22,359	MSCI EAFE Value Index $24,433
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,302	$10,290	$10,394
05/31/16	$10,036	$10,196	$10,229
06/30/16	$9,971	$9,854	$9,721
07/31/16	$10,298	$10,353	$10,232
08/31/16	$10,221	$10,361	$10,398
09/30/16	$10,368	$10,488	$10,498
10/31/16	$10,055	$10,273	$10,523
11/30/16	$9,700	$10,069	$10,458
12/31/16	$10,147	$10,413	$10,937
01/31/17	$10,352	$10,715	$11,206
02/28/17	$10,476	$10,868	$11,282
03/31/17	$10,756	$11,167	$11,598
04/30/17	$10,778	$11,452	$11,841
05/31/17	$11,341	$11,872	$12,116
06/30/17	$11,200	$11,851	$12,152
07/31/17	$11,526	$12,193	$12,559
08/31/17	$11,575	$12,188	$12,480
09/30/17	$11,832	$12,491	$12,865
10/31/17	$11,929	$12,681	$12,965
11/30/17	$12,048	$12,814	$13,081
12/31/17	$12,179	$13,020	$13,282
01/31/18	$12,767	$13,673	$13,999
02/28/18	$12,154	$13,056	$13,333
03/31/18	$12,123	$12,820	$13,012
04/30/18	$12,517	$13,113	$13,413
05/31/18	$12,056	$12,818	$12,832
06/30/18	$12,010	$12,662	$12,669
07/31/18	$12,405	$12,973	$13,033
08/31/18	$12,025	$12,723	$12,559
09/30/18	$12,170	$12,833	$12,818
10/31/18	$11,480	$11,812	$11,967
11/30/18	$11,449	$11,797	$11,901
12/31/18	$11,040	$11,224	$11,319
01/31/19	$11,737	$11,962	$12,076
02/28/19	$11,889	$12,267	$12,277
03/31/19	$12,077	$12,344	$12,215
04/30/19	$12,148	$12,691	$12,499
05/31/19	$11,600	$12,082	$11,776
06/30/19	$12,259	$12,799	$12,403
07/31/19	$12,101	$12,636	$12,124
08/31/19	$11,815	$12,309	$11,626
09/30/19	$12,149	$12,661	$12,187
10/31/19	$12,583	$13,116	$12,627
11/30/19	$12,604	$13,264	$12,677
12/31/19	$12,993	$13,695	$13,140
01/31/20	$12,661	$13,409	$12,665
02/29/20	$11,367	$12,197	$11,466
03/31/20	$9,690	$10,569	$9,435
04/30/20	$10,342	$11,252	$9,940
05/31/20	$10,605	$11,742	$10,242
06/30/20	$10,965	$12,142	$10,607
07/31/20	$11,092	$12,425	$10,628
08/31/20	$11,554	$13,063	$11,250
09/30/20	$11,249	$12,724	$10,733
10/31/20	$10,697	$12,216	$10,301
11/30/20	$12,265	$14,110	$12,252
12/31/20	$12,842	$14,766	$12,795
01/31/21	$12,936	$14,608	$12,695
02/28/21	$13,151	$14,936	$13,300
03/31/21	$13,553	$15,279	$13,747
04/30/21	$13,799	$15,739	$14,010
05/31/21	$14,176	$16,252	$14,495
06/30/21	$13,964	$16,070	$14,161
07/31/21	$14,028	$16,191	$14,126
08/31/21	$13,983	$16,476	$14,286
09/30/21	$13,594	$15,998	$14,024
10/31/21	$13,653	$16,391	$14,248
11/30/21	$13,253	$15,629	$13,391
12/31/21	$14,046	$16,429	$14,188
01/31/22	$13,986	$15,635	$14,336
02/28/22	$13,616	$15,358	$14,141
03/31/22	$13,594	$15,457	$14,235
04/30/22	$13,088	$14,457	$13,515
05/31/22	$13,349	$14,566	$13,848
06/30/22	$12,157	$13,214	$12,469
07/31/22	$12,486	$13,873	$12,729
08/31/22	$11,890	$13,214	$12,299
09/30/22	$10,657	$11,978	$11,197
10/31/22	$11,173	$12,622	$11,919
11/30/22	$12,525	$14,043	$13,229
12/31/22	$12,636	$14,055	$13,396
01/31/23	$13,606	$15,193	$14,430
02/28/23	$13,550	$14,876	$14,228
03/31/23	$13,703	$15,244	$14,191
04/30/23	$14,291	$15,675	$14,648
05/31/23	$13,512	$15,011	$13,859
06/30/23	$14,053	$15,695	$14,639
07/31/23	$14,580	$16,202	$15,304
08/31/23	$14,046	$15,582	$14,850
09/30/23	$13,767	$15,049	$14,724
10/31/23	$13,239	$14,439	$14,077
11/30/23	$14,256	$15,779	$15,192
12/31/23	$14,930	$16,618	$15,935
01/31/24	$14,878	$16,713	$15,924
02/29/24	$14,749	$17,019	$15,953
03/31/24	$15,163	$17,579	$16,649
04/30/24	$14,860	$17,129	$16,478
05/31/24	$15,392	$17,792	$17,128
06/30/24	$14,963	$17,505	$16,651
07/31/24	$15,837	$18,019	$17,431
08/31/24	$16,380	$18,605	$17,877
09/30/24	$16,742	$18,776	$18,131
10/31/24	$15,820	$17,755	$17,280
11/30/24	$15,679	$17,655	$17,147
12/31/24	$15,244	$17,253	$16,840
01/31/25	$15,962	$18,160	$17,699
02/28/25	$16,371	$18,512	$18,359
03/31/25	$16,945	$18,437	$18,787
04/30/25	$17,881	$19,282	$19,549
05/31/25	$18,585	$20,164	$20,334
06/30/25	$18,963	$20,608	$20,687
07/31/25	$18,932	$20,319	$20,740
08/31/25	$19,803	$21,185	$21,928
09/30/25	$19,789	$21,591	$22,216
10/31/25	$19,717	$21,845	$22,385
11/30/25	$20,371	$21,980	$22,994
12/31/25	$21,042	$22,640	$23,955
01/31/26	$22,209	$23,821	$25,320
02/28/26	$23,669	$24,923	$26,821
03/31/26	$21,650	$22,359	$24,433

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	27.77%	9.82%	8.03%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%

Key Fund Statistics

  Total Net Assets$58,666,155
  # of Portfolio Holdings123
  Portfolio Turnover Rate99%
  Investment Advisory Fees Paid, Net$324,898

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
TotalEnergies SE	3.8%
Oversea-Chinese Banking Corp. Ltd.	3.6%
United Overseas Bank Ltd.	2.9%
National Australia Bank Ltd.	2.6%
Swedbank AB, Class A	2.6%
Shell PLC	2.5%
DNB Bank ASA	2.4%
British American Tobacco PLC	2.2%
Vinci SA	2.0%
BASF SE	1.9%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	41.2%
Industrials	14.0%
Consumer Staples	8.0%
Materials	7.4%
Energy	6.4%
Consumer Discretionary	5.7%
Health Care	4.6%
Utilities	3.2%
Real Estate	3.2%
Other Sectors	4.6%
Other Assets and Liabilities, Net	1.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International AI Enhanced Value Fund

Annual Shareholder Report - March 31, 2026

Ticker: AIVI

AIVI - 032026

WisdomTree International Equity Fund

Ticker: DWM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree International Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Equity Fund	$55	0.49%

How did the Fund perform last year and what affected its performance?

The Fund returned 22.47% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 30.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The only sector to positively impact Fund performance was Consumer Staples, due to a mix of positive stock selection and allocation effects.

  All sectors, excluding Consumer Staples, produced negative performance impacts, with most attributable to poor stock selection. Consumer Discretionary had the worst impact due to a mix of negative stock selection and allocation effects. Industrials and Health Care were the next two greatest detractors, whose negative stock selection impacts were somewhat softened by positive allocation effects.

  At the country level, underweights to the Netherlands and Switzerland were additive during a period when both of their equity markets underperformed the headline EAFE Value universe.

  Japan, France, the United Kingdom, and Australia were the four largest performance detractors primarily due to negative stock selection, compounded by slightly negative allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree International Equity Fund $21,399	MSCI EAFE Index $22,359	MSCI EAFE Value Index $24,433	WisdomTree International Equity Index $21,893
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,281	$10,290	$10,394	$10,287
05/31/16	$10,174	$10,196	$10,229	$10,179
06/30/16	$9,855	$9,854	$9,721	$9,840
07/31/16	$10,316	$10,353	$10,232	$10,303
08/31/16	$10,345	$10,361	$10,398	$10,342
09/30/16	$10,459	$10,488	$10,498	$10,464
10/31/16	$10,279	$10,273	$10,523	$10,297
11/30/16	$10,089	$10,069	$10,458	$10,112
12/31/16	$10,475	$10,413	$10,937	$10,508
01/31/17	$10,739	$10,715	$11,206	$10,773
02/28/17	$10,861	$10,868	$11,282	$10,900
03/31/17	$11,175	$11,167	$11,598	$11,215
04/30/17	$11,434	$11,452	$11,841	$11,472
05/31/17	$11,860	$11,872	$12,116	$11,901
06/30/17	$11,810	$11,851	$12,152	$11,860
07/31/17	$12,188	$12,193	$12,559	$12,249
08/31/17	$12,183	$12,188	$12,480	$12,254
09/30/17	$12,497	$12,491	$12,865	$12,569
10/31/17	$12,633	$12,681	$12,965	$12,704
11/30/17	$12,748	$12,814	$13,081	$12,824
12/31/17	$12,932	$13,020	$13,282	$13,018
01/31/18	$13,545	$13,673	$13,999	$13,654
02/28/18	$12,881	$13,056	$13,333	$12,997
03/31/18	$12,679	$12,820	$13,012	$12,803
04/30/18	$13,053	$13,113	$13,413	$13,141
05/31/18	$12,663	$12,818	$12,832	$12,743
06/30/18	$12,516	$12,662	$12,669	$12,603
07/31/18	$12,857	$12,973	$13,033	$12,947
08/31/18	$12,540	$12,723	$12,559	$12,619
09/30/18	$12,695	$12,833	$12,818	$12,772
10/31/18	$11,766	$11,812	$11,967	$11,836
11/30/18	$11,744	$11,797	$11,901	$11,843
12/31/18	$11,180	$11,224	$11,319	$11,275
01/31/19	$11,900	$11,962	$12,076	$12,002
02/28/19	$12,166	$12,267	$12,277	$12,279
03/31/19	$12,202	$12,344	$12,215	$12,313
04/30/19	$12,469	$12,691	$12,499	$12,591
05/31/19	$11,876	$12,082	$11,776	$11,981
06/30/19	$12,535	$12,799	$12,403	$12,661
07/31/19	$12,295	$12,636	$12,124	$12,419
08/31/19	$11,875	$12,309	$11,626	$12,012
09/30/19	$12,288	$12,661	$12,187	$12,442
10/31/19	$12,713	$13,116	$12,627	$12,889
11/30/19	$12,827	$13,264	$12,677	$12,991
12/31/19	$13,312	$13,695	$13,140	$13,498
01/31/20	$12,920	$13,409	$12,665	$13,086
02/29/20	$11,697	$12,197	$11,466	$11,840
03/31/20	$9,915	$10,569	$9,435	$9,999
04/30/20	$10,513	$11,252	$9,940	$10,620
05/31/20	$10,855	$11,742	$10,242	$10,965
06/30/20	$11,170	$12,142	$10,607	$11,292
07/31/20	$11,349	$12,425	$10,628	$11,474
08/31/20	$11,915	$13,063	$11,250	$12,040
09/30/20	$11,564	$12,724	$10,733	$11,690
10/31/20	$11,080	$12,216	$10,301	$11,202
11/30/20	$12,491	$14,110	$12,252	$12,655
12/31/20	$13,054	$14,766	$12,795	$13,229
01/31/21	$12,967	$14,608	$12,695	$13,140
02/28/21	$13,149	$14,936	$13,300	$13,325
03/31/21	$13,566	$15,279	$13,747	$13,754
04/30/21	$13,899	$15,739	$14,010	$14,093
05/31/21	$14,406	$16,252	$14,495	$14,551
06/30/21	$14,182	$16,070	$14,161	$14,388
07/31/21	$14,313	$16,191	$14,126	$14,520
08/31/21	$14,446	$16,476	$14,286	$14,678
09/30/21	$13,976	$15,998	$14,024	$14,189
10/31/21	$14,197	$16,391	$14,248	$14,421
11/30/21	$13,617	$15,629	$13,391	$13,829
12/31/21	$14,417	$16,429	$14,188	$14,644
01/31/22	$14,135	$15,635	$14,336	$14,391
02/28/22	$13,973	$15,358	$14,141	$14,215
03/31/22	$14,193	$15,457	$14,235	$14,439
04/30/22	$13,455	$14,457	$13,515	$13,687
05/31/22	$13,591	$14,566	$13,848	$13,832
06/30/22	$12,337	$13,214	$12,469	$12,547
07/31/22	$12,747	$13,873	$12,729	$12,966
08/31/22	$12,249	$13,214	$12,299	$12,463
09/30/22	$11,167	$11,978	$11,197	$11,355
10/31/22	$11,686	$12,622	$11,919	$11,890
11/30/22	$12,995	$14,043	$13,229	$13,242
12/31/22	$13,103	$14,055	$13,396	$13,354
01/31/23	$14,043	$15,193	$14,430	$14,324
02/28/23	$13,779	$14,876	$14,228	$14,057
03/31/23	$13,971	$15,244	$14,191	$14,247
04/30/23	$14,355	$15,675	$14,648	$14,634
05/31/23	$13,589	$15,011	$13,859	$13,833
06/30/23	$14,264	$15,695	$14,639	$14,523
07/31/23	$14,805	$16,202	$15,304	$15,075
08/31/23	$14,304	$15,582	$14,850	$14,562
09/30/23	$14,026	$15,049	$14,724	$14,284
10/31/23	$13,493	$14,439	$14,077	$13,736
11/30/23	$14,568	$15,779	$15,192	$14,848
12/31/23	$15,274	$16,618	$15,935	$15,582
01/31/24	$15,277	$16,713	$15,924	$15,581
02/29/24	$15,480	$17,019	$15,953	$15,792
03/31/24	$16,025	$17,579	$16,649	$16,367
04/30/24	$15,750	$17,129	$16,478	$16,058
05/31/24	$16,355	$17,792	$17,128	$16,677
06/30/24	$15,973	$17,505	$16,651	$16,283
07/31/24	$16,589	$18,019	$17,431	$16,918
08/31/24	$17,107	$18,605	$17,877	$17,454
09/30/24	$17,270	$18,776	$18,131	$17,618
10/31/24	$16,424	$17,755	$17,280	$16,772
11/30/24	$16,283	$17,655	$17,147	$16,611
12/31/24	$15,970	$17,253	$16,840	$16,298
01/31/25	$16,718	$18,160	$17,699	$17,059
02/28/25	$17,137	$18,512	$18,359	$17,519
03/31/25	$17,473	$18,437	$18,787	$17,853
04/30/25	$18,305	$19,282	$19,549	$18,706
05/31/25	$19,016	$20,164	$20,334	$19,434
06/30/25	$19,434	$20,608	$20,687	$19,867
07/31/25	$19,394	$20,319	$20,740	$19,825
08/31/25	$20,244	$21,185	$21,928	$20,721
09/30/25	$20,527	$21,591	$22,216	$21,004
10/31/25	$20,558	$21,845	$22,385	$21,041
11/30/25	$20,858	$21,980	$22,994	$21,341
12/31/25	$21,463	$22,640	$23,955	$21,974
01/31/26	$22,541	$23,821	$25,320	$23,077
02/28/26	$23,728	$24,923	$26,821	$24,302
03/31/26	$21,399	$22,359	$24,433	$21,893

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	22.47%	9.54%	7.90%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%
WisdomTree International Equity Index	22.63%	9.74%	8.15%

Key Fund Statistics

  Total Net Assets$630,520,459
  # of Portfolio Holdings1,431
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid, Net$2,887,226

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
HSBC Holdings PLC	1.6%
Novartis AG, Registered Shares	1.3%
Toyota Motor Corp.	1.3%
Shell PLC	1.2%
Nestle SA, Registered Shares	1.2%
Intesa Sanpaolo SpA	1.1%
Roche Holding AG	1.1%
British American Tobacco PLC	0.9%
Equinor ASA	0.9%
Banco Bilbao Vizcaya Argentaria SA	0.8%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	20.2%
Industrials	19.9%
Consumer Discretionary	10.6%
Health Care	8.7%
Consumer Staples	8.0%
Information Technology	7.1%
Communication Services	5.9%
Utilities	5.7%
Materials	5.5%
Energy	4.4%
Other Sectors	2.9%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Equity Fund

Annual Shareholder Report - March 31, 2026

Ticker: DWM

DWM - 032026

WisdomTree International Hedged Quality Dividend Growth Fund

Ticker: IHDG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree International Hedged Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Hedged Quality Dividend Growth Fund	$63	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned 12.15% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Local Currency Index, which returned 17.38% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its Information Technology exposure due to a strong mix of stock selection and allocation effects.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI EAFE Local Currency Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were among the best-performing sectors in the benchmark, which resulted in negative allocation and stock selection effects.

  Health Care exhibited a similar impact as Financials, but to a lesser extent for both allocation and stock selection impacts.

  Consumer Discretionary and Industrials also lagged due to poor stock selection in the latter and negative allocation effects in the former.

  At the country level, Germany and Singapore aided performance through positive stock selection, while Australia and Denmark weighed negatively on performance due to a mix of poor stock selection and allocation effects.

  The Fund's currency hedge detracted from performance during the period, as virtually the entire Group of 10 (G10) basket of currencies, most of which the Fund has exposure to, strengthened versus the U.S. dollar.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree International Hedged Quality Dividend Growth Fund $24,770	MSCI EAFE Local Currency Index $24,443	WisdomTree International Hedged Quality Dividend Growth Index $26,307
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,019	$10,125	$10,018
05/31/16	$10,307	$10,315	$10,316
06/30/16	$10,031	$9,926	$10,049
07/31/16	$10,456	$10,397	$10,480
08/31/16	$10,338	$10,494	$10,363
09/30/16	$10,383	$10,525	$10,418
10/31/16	$10,182	$10,651	$10,217
11/30/16	$10,174	$10,782	$10,215
12/31/16	$10,459	$11,270	$10,498
01/31/17	$10,553	$11,280	$10,598
02/28/17	$10,985	$11,523	$11,044
03/31/17	$11,326	$11,800	$11,383
04/30/17	$11,733	$11,965	$11,800
05/31/17	$12,060	$12,215	$12,147
06/30/17	$11,776	$12,120	$11,868
07/31/17	$11,808	$12,202	$11,930
08/31/17	$11,972	$12,197	$12,093
09/30/17	$12,278	$12,527	$12,395
10/31/17	$12,643	$12,899	$12,766
11/30/17	$12,567	$12,832	$12,714
12/31/17	$12,704	$12,986	$12,865
01/31/18	$12,832	$13,142	$13,003
02/28/18	$12,427	$12,714	$12,605
03/31/18	$12,326	$12,431	$12,536
04/30/18	$12,672	$12,989	$12,872
05/31/18	$12,888	$12,902	$13,097
06/30/18	$12,824	$12,861	$13,057
07/31/18	$13,146	$13,200	$13,387
08/31/18	$13,078	$12,978	$13,309
09/30/18	$12,909	$13,165	$13,143
10/31/18	$12,093	$12,304	$12,318
11/30/18	$12,020	$12,278	$12,248
12/31/18	$11,216	$11,559	$11,430
01/31/19	$12,049	$12,190	$12,289
02/28/19	$12,571	$12,613	$12,829
03/31/19	$12,941	$12,783	$13,210
04/30/19	$13,384	$13,215	$13,664
05/31/19	$12,728	$12,602	$12,989
06/30/19	$13,321	$13,140	$13,618
07/31/19	$13,536	$13,233	$13,846
08/31/19	$13,386	$12,913	$13,696
09/30/19	$13,677	$13,371	$14,009
10/31/19	$13,967	$13,594	$14,312
11/30/19	$14,478	$13,878	$14,853
12/31/19	$14,889	$14,064	$15,279
01/31/20	$14,827	$13,891	$15,228
02/29/20	$13,702	$12,770	$14,064
03/31/20	$12,596	$11,175	$12,936
04/30/20	$13,480	$11,781	$13,846
05/31/20	$14,196	$12,260	$14,585
06/30/20	$14,472	$12,583	$14,887
07/31/20	$14,394	$12,357	$14,816
08/31/20	$14,857	$12,864	$15,295
09/30/20	$15,214	$12,737	$15,668
10/31/20	$14,582	$12,238	$15,011
11/30/20	$15,895	$13,842	$16,387
12/31/20	$16,493	$14,183	$17,002
01/31/21	$16,598	$14,129	$17,132
02/28/21	$16,737	$14,498	$17,276
03/31/21	$17,358	$15,260	$17,918
04/30/21	$17,914	$15,452	$18,510
05/31/21	$18,294	$15,774	$18,848
06/30/21	$18,684	$15,991	$19,339
07/31/21	$19,194	$16,054	$19,892
08/31/21	$19,410	$16,415	$20,113
09/30/21	$18,623	$16,202	$19,289
10/31/21	$19,048	$16,555	$19,740
11/30/21	$18,846	$16,140	$19,587
12/31/21	$19,746	$16,835	$20,539
01/31/22	$18,412	$16,222	$19,178
02/28/22	$18,192	$15,868	$18,925
03/31/22	$18,735	$16,207	$19,491
04/30/22	$18,174	$15,982	$18,904
05/31/22	$18,047	$15,950	$18,763
06/30/22	$16,501	$14,938	$17,166
07/31/22	$17,822	$15,713	$18,543
08/31/22	$17,091	$15,355	$17,776
09/30/22	$16,162	$14,401	$16,808
10/31/22	$16,788	$15,168	$17,475
11/30/22	$18,040	$16,143	$18,825
12/31/22	$17,503	$15,657	$18,260
01/31/23	$18,670	$16,644	$19,486
02/28/23	$18,582	$16,747	$19,402
03/31/23	$19,298	$16,830	$20,152
04/30/23	$19,815	$17,213	$20,686
05/31/23	$19,278	$16,941	$20,130
06/30/23	$19,863	$17,551	$20,763
07/31/23	$20,057	$17,844	$20,978
08/31/23	$19,803	$17,516	$20,718
09/30/23	$19,316	$17,328	$20,207
10/31/23	$18,778	$16,747	$19,647
11/30/23	$20,063	$17,683	$21,028
12/31/23	$20,925	$18,188	$21,958
01/31/24	$21,409	$18,663	$22,474
02/29/24	$22,234	$19,228	$23,370
03/31/24	$22,966	$19,998	$24,150
04/30/24	$22,404	$19,823	$23,533
05/31/24	$22,906	$20,311	$24,050
06/30/24	$22,962	$20,198	$24,124
07/31/24	$23,027	$20,353	$24,196
08/31/24	$23,341	$20,444	$24,539
09/30/24	$23,061	$20,365	$24,248
10/31/24	$22,337	$20,040	$23,525
11/30/24	$22,382	$20,156	$23,588
12/31/24	$22,269	$20,238	$23,498
01/31/25	$23,609	$21,215	$24,942
02/28/25	$23,507	$21,416	$24,856
03/31/25	$22,085	$20,823	$23,331
04/30/25	$22,141	$20,809	$23,381
05/31/25	$23,144	$21,779	$24,442
06/30/25	$23,406	$21,823	$24,730
07/31/25	$23,302	$22,124	$24,637
08/31/25	$23,369	$22,589	$24,715
09/30/25	$24,013	$22,996	$25,404
10/31/25	$24,560	$23,780	$26,036
11/30/25	$24,862	$23,911	$26,378
12/31/25	$25,458	$24,407	$27,024
01/31/26	$26,162	$25,192	$27,798
02/28/26	$27,080	$26,566	$28,761
03/31/26	$24,770	$24,443	$26,307

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	12.15%	7.37%	9.49%
MSCI EAFE Local Currency Index	17.38%	9.88%	9.35%
WisdomTree International Hedged Quality Dividend Growth Index	12.76%	7.98%	10.16%

Key Fund Statistics

  Total Net Assets$2,142,339,013
  # of Portfolio Holdings272
  Portfolio Turnover Rate63%
  Investment Advisory Fees Paid, Net$13,827,035

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Toyota Motor Corp.	5.2%
BP PLC	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
Industria de Diseno Textil SA	3.3%
Deutsche Telekom AG, Registered Shares	3.0%
Banco Bilbao Vizcaya Argentaria SA	2.9%
AstraZeneca PLC	2.9%
ING Groep NV	2.2%
GSK PLC	2.2%
L'Oreal SA	2.1%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.5%
Consumer Discretionary	20.9%
Financials	14.9%
Health Care	10.0%
Information Technology	7.4%
Communication Services	6.3%
Materials	4.8%
Energy	4.8%
Consumer Staples	4.5%
Utilities	0.9%
Other Sectors	0.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Hedged Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: IHDG

IHDG - 032026

WisdomTree International High Dividend Fund

Ticker: DTH

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree International High Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International High Dividend Fund	$68	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned 31.95% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 30.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Consumer Staples due to strong stock selection in the latter and an approximately equal blend of positive allocation effects and stock selection effects in the former.

  Energy and Information Technology both provided positive performance influences as well, both due to positive stock selection effects.

  Industrials and Real Estate detracted from performance, both primarily due to negative stock selection.

  Exposure to Norway and Switzerland was additive for performance due to positive allocations effects in each. Netherlands was also additive due to positive stock selection.

  Japan and Australia produced negative performance influences due to poor allocation effects in Japan and negative stock selection in Australia.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree International High Dividend Fund $22,573	MSCI EAFE Index $22,359	MSCI EAFE Value Index $24,433	WisdomTree International High Dividend Index $23,245
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,311	$10,290	$10,394	$10,307
05/31/16	$10,162	$10,196	$10,229	$10,160
06/30/16	$9,858	$9,854	$9,721	$9,853
07/31/16	$10,263	$10,353	$10,232	$10,261
08/31/16	$10,304	$10,361	$10,398	$10,309
09/30/16	$10,413	$10,488	$10,498	$10,433
10/31/16	$10,271	$10,273	$10,523	$10,292
11/30/16	$10,118	$10,069	$10,458	$10,146
12/31/16	$10,580	$10,413	$10,937	$10,617
01/31/17	$10,784	$10,715	$11,206	$10,824
02/28/17	$10,867	$10,868	$11,282	$10,912
03/31/17	$11,209	$11,167	$11,598	$11,252
04/30/17	$11,362	$11,452	$11,841	$11,412
05/31/17	$11,814	$11,872	$12,116	$11,851
06/30/17	$11,721	$11,851	$12,152	$11,762
07/31/17	$12,119	$12,193	$12,559	$12,164
08/31/17	$12,097	$12,188	$12,480	$12,148
09/30/17	$12,412	$12,491	$12,865	$12,460
10/31/17	$12,446	$12,681	$12,965	$12,498
11/30/17	$12,523	$12,814	$13,081	$12,583
12/31/17	$12,732	$13,020	$13,282	$12,797
01/31/18	$13,339	$13,673	$13,999	$13,409
02/28/18	$12,643	$13,056	$13,333	$12,709
03/31/18	$12,450	$12,820	$13,012	$12,517
04/30/18	$12,821	$13,113	$13,413	$12,885
05/31/18	$12,329	$12,818	$12,832	$12,382
06/30/18	$12,234	$12,662	$12,669	$12,299
07/31/18	$12,628	$12,973	$13,033	$12,700
08/31/18	$12,258	$12,723	$12,559	$12,325
09/30/18	$12,435	$12,833	$12,818	$12,503
10/31/18	$11,650	$11,812	$11,967	$11,713
11/30/18	$11,655	$11,797	$11,901	$11,731
12/31/18	$11,131	$11,224	$11,319	$11,205
01/31/19	$11,839	$11,962	$12,076	$11,924
02/28/19	$12,087	$12,267	$12,277	$12,178
03/31/19	$12,141	$12,344	$12,215	$12,218
04/30/19	$12,327	$12,691	$12,499	$12,410
05/31/19	$11,746	$12,082	$11,776	$11,817
06/30/19	$12,413	$12,799	$12,403	$12,498
07/31/19	$12,082	$12,636	$12,124	$12,172
08/31/19	$11,603	$12,309	$11,626	$11,690
09/30/19	$12,113	$12,661	$12,187	$12,211
10/31/19	$12,547	$13,116	$12,627	$12,650
11/30/19	$12,600	$13,264	$12,677	$12,699
12/31/19	$13,106	$13,695	$13,140	$13,217
01/31/20	$12,622	$13,409	$12,665	$12,732
02/29/20	$11,360	$12,197	$11,466	$11,457
03/31/20	$9,296	$10,569	$9,435	$9,361
04/30/20	$9,900	$11,252	$9,940	$9,971
05/31/20	$10,149	$11,742	$10,242	$10,228
06/30/20	$10,485	$12,142	$10,607	$10,569
07/31/20	$10,596	$12,425	$10,628	$10,689
08/31/20	$11,090	$13,063	$11,250	$11,193
09/30/20	$10,645	$12,724	$10,733	$10,752
10/31/20	$10,164	$12,216	$10,301	$10,265
11/30/20	$11,691	$14,110	$12,252	$11,839
12/31/20	$12,182	$14,766	$12,795	$12,351
01/31/21	$12,139	$14,608	$12,695	$12,312
02/28/21	$12,511	$14,936	$13,300	$12,686
03/31/21	$12,902	$15,279	$13,747	$13,083
04/30/21	$13,141	$15,739	$14,010	$13,330
05/31/21	$13,555	$16,252	$14,495	$13,687
06/30/21	$13,197	$16,070	$14,161	$13,393
07/31/21	$13,247	$16,191	$14,126	$13,451
08/31/21	$13,294	$16,476	$14,286	$13,506
09/30/21	$12,917	$15,998	$14,024	$13,109
10/31/21	$13,035	$16,391	$14,248	$13,235
11/30/21	$12,497	$15,629	$13,391	$12,703
12/31/21	$13,232	$16,429	$14,188	$13,467
01/31/22	$13,451	$15,635	$14,336	$13,697
02/28/22	$13,424	$15,358	$14,141	$13,663
03/31/22	$13,755	$15,457	$14,235	$13,990
04/30/22	$13,141	$14,457	$13,515	$13,372
05/31/22	$13,445	$14,566	$13,848	$13,673
06/30/22	$12,152	$13,214	$12,469	$12,344
07/31/22	$12,297	$13,873	$12,729	$12,491
08/31/22	$11,901	$13,214	$12,299	$12,095
09/30/22	$10,880	$11,978	$11,197	$11,062
10/31/22	$11,347	$12,622	$11,919	$11,545
11/30/22	$12,758	$14,043	$13,229	$13,000
12/31/22	$12,952	$14,055	$13,396	$13,209
01/31/23	$13,925	$15,193	$14,430	$14,207
02/28/23	$13,712	$14,876	$14,228	$13,991
03/31/23	$13,755	$15,244	$14,191	$14,027
04/30/23	$14,089	$15,675	$14,648	$14,361
05/31/23	$13,173	$15,011	$13,859	$13,408
06/30/23	$13,847	$15,695	$14,639	$14,095
07/31/23	$14,501	$16,202	$15,304	$14,769
08/31/23	$13,952	$15,582	$14,850	$14,210
09/30/23	$13,833	$15,049	$14,724	$14,093
10/31/23	$13,271	$14,439	$14,077	$13,518
11/30/23	$14,228	$15,779	$15,192	$14,514
12/31/23	$14,919	$16,618	$15,935	$15,231
01/31/24	$14,693	$16,713	$15,924	$15,002
02/29/24	$14,754	$17,019	$15,953	$15,074
03/31/24	$15,319	$17,579	$16,649	$15,669
04/30/24	$15,149	$17,129	$16,478	$15,479
05/31/24	$15,760	$17,792	$17,128	$16,100
06/30/24	$15,229	$17,505	$16,651	$15,558
07/31/24	$15,832	$18,019	$17,431	$16,180
08/31/24	$16,331	$18,605	$17,877	$16,702
09/30/24	$16,548	$18,776	$18,131	$16,926
10/31/24	$15,708	$17,755	$17,280	$16,084
11/30/24	$15,500	$17,655	$17,147	$15,879
12/31/24	$15,222	$17,253	$16,840	$15,598
01/31/25	$15,889	$18,160	$17,699	$16,288
02/28/25	$16,456	$18,512	$18,359	$16,880
03/31/25	$17,107	$18,437	$18,787	$17,535
04/30/25	$17,835	$19,282	$19,549	$18,277
05/31/25	$18,526	$20,164	$20,334	$18,989
06/30/25	$19,081	$20,608	$20,687	$19,565
07/31/25	$19,297	$20,319	$20,740	$19,791
08/31/25	$20,218	$21,185	$21,928	$20,748
09/30/25	$20,494	$21,591	$22,216	$21,036
10/31/25	$20,364	$21,845	$22,385	$20,929
11/30/25	$21,000	$21,980	$22,994	$21,592
12/31/25	$21,677	$22,640	$23,955	$22,295
01/31/26	$22,959	$23,821	$25,320	$23,627
02/28/26	$24,295	$24,923	$26,821	$25,026
03/31/26	$22,573	$22,359	$24,433	$23,245

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	31.95%	11.84%	8.48%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%
WisdomTree International High Dividend Index	32.56%	12.18%	8.80%

Key Fund Statistics

  Total Net Assets$627,106,513
  # of Portfolio Holdings565
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid, Net$2,836,583

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
HSBC Holdings PLC	2.7%
Shell PLC	2.6%
Nestle SA, Registered Shares	2.3%
Equinor ASA	2.0%
Intesa Sanpaolo SpA	1.9%
British American Tobacco PLC	1.9%
BP PLC	1.7%
BHP Group Ltd.	1.6%
AXA SA	1.5%
Rio Tinto PLC	1.5%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	13.9%
Utilities	11.9%
Energy	10.2%
Consumer Staples	8.3%
Communication Services	7.7%
Materials	7.3%
Consumer Discretionary	5.7%
Real Estate	5.3%
Health Care	4.1%
Other Sectors	1.3%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International High Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DTH

DTH - 032026

WisdomTree International MidCap Dividend Fund

Ticker: DIM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree International MidCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International MidCap Dividend Fund	$67	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned 27.59% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Mid Cap Index, which returned 25.24% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Financials, primarily due to strong stock selection and allocation effects.

  Consumer Staples also contributed positively to performance, driven by strong stock selection.

  Energy and Information Technology were also meaningful positive contributors due to positive allocation effects resulting from an overweight in the former and an underweight in the latter.

  The Fund benefited from its exposures to Norway and Ireland, driven by a mix of strong allocation and stock selection effects in Norway and exclusively stock selection in Ireland.

  Spain and Japan were also positive contributors due to positive allocation effects in the former and stock selection in the latter.

  Germany was the only meaningfully negative detractor at the country level. A mix of poor allocation and stock selection effects resulted in the performance headwind.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree International MidCap Dividend Fund $20,539	MSCI EAFE Index $22,359	MSCI EAFE Mid Cap Index $20,590	MSCI EAFE Mid Cap Value Index $21,435	WisdomTree International MidCap Dividend Index $21,358
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,195	$10,290	$10,236	$10,332	$10,189
05/31/16	$10,097	$10,196	$10,127	$10,055	$10,093
06/30/16	$9,524	$9,854	$9,677	$9,461	$9,534
07/31/16	$10,097	$10,353	$10,269	$10,051	$10,110
08/31/16	$10,150	$10,361	$10,232	$10,166	$10,163
09/30/16	$10,256	$10,488	$10,403	$10,376	$10,277
10/31/16	$10,055	$10,273	$10,086	$10,222	$10,078
11/30/16	$9,887	$10,069	$9,873	$10,116	$9,908
12/31/16	$10,198	$10,413	$10,145	$10,506	$10,225
01/31/17	$10,555	$10,715	$10,530	$10,796	$10,588
02/28/17	$10,755	$10,868	$10,695	$10,981	$10,795
03/31/17	$11,034	$11,167	$10,933	$11,209	$11,074
04/30/17	$11,421	$11,452	$11,304	$11,576	$11,466
05/31/17	$11,817	$11,872	$11,733	$11,905	$11,862
06/30/17	$11,832	$11,851	$11,726	$11,943	$11,879
07/31/17	$12,223	$12,193	$12,100	$12,360	$12,276
08/31/17	$12,223	$12,188	$12,169	$12,406	$12,287
09/30/17	$12,439	$12,491	$12,442	$12,613	$12,513
10/31/17	$12,651	$12,681	$12,697	$12,832	$12,738
11/30/17	$12,819	$12,814	$12,816	$12,920	$12,906
12/31/17	$13,062	$13,020	$13,091	$13,226	$13,157
01/31/18	$13,650	$13,673	$13,714	$13,832	$13,765
02/28/18	$13,119	$13,056	$13,149	$13,270	$13,239
03/31/18	$12,871	$12,820	$12,908	$12,999	$13,014
04/30/18	$13,185	$13,113	$13,158	$13,428	$13,300
05/31/18	$12,903	$12,818	$13,027	$13,094	$13,021
06/30/18	$12,594	$12,662	$12,792	$12,729	$12,723
07/31/18	$12,840	$12,973	$13,028	$12,986	$12,983
08/31/18	$12,613	$12,723	$12,936	$12,804	$12,761
09/30/18	$12,713	$12,833	$12,922	$12,960	$12,856
10/31/18	$11,671	$11,812	$11,703	$12,000	$11,816
11/30/18	$11,623	$11,797	$11,577	$12,048	$11,776
12/31/18	$11,093	$11,224	$10,970	$11,416	$11,232
01/31/19	$11,912	$11,962	$11,802	$12,386	$12,065
02/28/19	$12,128	$12,267	$12,068	$12,563	$12,291
03/31/19	$12,101	$12,344	$12,105	$12,495	$12,262
04/30/19	$12,370	$12,691	$12,466	$12,759	$12,534
05/31/19	$11,703	$12,082	$11,790	$11,951	$11,849
06/30/19	$12,329	$12,799	$12,464	$12,555	$12,497
07/31/19	$12,088	$12,636	$12,329	$12,294	$12,258
08/31/19	$11,657	$12,309	$12,058	$11,892	$11,824
09/30/19	$12,085	$12,661	$12,395	$12,513	$12,259
10/31/19	$12,671	$13,116	$12,943	$13,147	$12,858
11/30/19	$12,819	$13,264	$13,188	$13,176	$13,030
12/31/19	$13,293	$13,695	$13,592	$13,611	$13,512
01/31/20	$12,844	$13,409	$13,287	$13,076	$13,051
02/29/20	$11,584	$12,197	$12,056	$11,802	$11,771
03/31/20	$9,508	$10,569	$10,129	$9,417	$9,683
04/30/20	$10,221	$11,252	$11,011	$10,100	$10,426
05/31/20	$10,702	$11,742	$11,693	$10,431	$10,917
06/30/20	$10,918	$12,142	$11,967	$10,660	$11,144
07/31/20	$11,141	$12,425	$12,286	$10,723	$11,381
08/31/20	$11,831	$13,063	$13,128	$11,595	$12,092
09/30/20	$11,519	$12,724	$12,896	$11,234	$11,777
10/31/20	$11,128	$12,216	$12,480	$10,829	$11,386
11/30/20	$12,675	$14,110	$14,314	$12,799	$12,997
12/31/20	$13,249	$14,766	$15,029	$13,429	$13,590
01/31/21	$13,266	$14,608	$14,959	$13,453	$13,618
02/28/21	$13,496	$14,936	$15,114	$13,966	$13,848
03/31/21	$13,933	$15,279	$15,454	$14,369	$14,295
04/30/21	$14,203	$15,739	$15,949	$14,595	$14,572
05/31/21	$14,585	$16,252	$16,325	$14,915	$14,920
06/30/21	$14,299	$16,070	$16,141	$14,531	$14,681
07/31/21	$14,491	$16,191	$16,311	$14,557	$14,885
08/31/21	$14,706	$16,476	$16,621	$14,826	$15,117
09/30/21	$14,356	$15,998	$16,029	$14,439	$14,742
10/31/21	$14,493	$16,391	$16,278	$14,580	$14,891
11/30/21	$13,786	$15,629	$15,543	$13,774	$14,176
12/31/21	$14,472	$16,429	$16,185	$14,489	$14,882
01/31/22	$13,991	$15,635	$14,979	$14,177	$14,381
02/28/22	$13,832	$15,358	$14,820	$14,127	$14,224
03/31/22	$13,915	$15,457	$14,801	$14,048	$14,299
04/30/22	$13,169	$14,457	$13,761	$13,280	$13,523
05/31/22	$13,326	$14,566	$13,725	$13,401	$13,680
06/30/22	$12,049	$13,214	$12,367	$12,043	$12,354
07/31/22	$12,456	$13,873	$13,079	$12,521	$12,786
08/31/22	$11,977	$13,214	$12,456	$12,070	$12,289
09/30/22	$10,585	$11,978	$11,084	$10,725	$10,858
10/31/22	$11,061	$12,622	$11,647	$11,291	$11,352
11/30/22	$12,228	$14,043	$12,861	$12,447	$12,569
12/31/22	$12,401	$14,055	$12,895	$12,669	$12,755
01/31/23	$13,313	$15,193	$14,007	$13,740	$13,698
02/28/23	$13,090	$14,876	$13,730	$13,547	$13,473
03/31/23	$13,122	$15,244	$13,878	$13,395	$13,501
04/30/23	$13,439	$15,675	$14,211	$13,775	$13,828
05/31/23	$12,775	$15,011	$13,582	$12,967	$13,130
06/30/23	$13,188	$15,695	$13,964	$13,444	$13,562
07/31/23	$13,858	$16,202	$14,675	$14,266	$14,255
08/31/23	$13,440	$15,582	$14,154	$13,844	$13,823
09/30/23	$13,047	$15,049	$13,599	$13,525	$13,416
10/31/23	$12,457	$14,439	$12,847	$12,824	$12,809
11/30/23	$13,530	$15,779	$14,139	$13,917	$13,936
12/31/23	$14,288	$16,618	$15,043	$14,719	$14,730
01/31/24	$14,191	$16,713	$14,942	$14,667	$14,634
02/29/24	$14,278	$17,019	$15,087	$14,557	$14,727
03/31/24	$14,762	$17,579	$15,586	$15,177	$15,264
04/30/24	$14,447	$17,129	$15,106	$14,918	$14,902
05/31/24	$14,985	$17,792	$15,675	$15,568	$15,456
06/30/24	$14,514	$17,505	$15,221	$14,980	$14,972
07/31/24	$15,247	$18,019	$15,858	$15,739	$15,743
08/31/24	$15,714	$18,605	$16,385	$16,159	$16,231
09/30/24	$16,054	$18,776	$16,745	$16,457	$16,589
10/31/24	$15,155	$17,755	$15,750	$15,586	$15,672
11/30/24	$15,172	$17,655	$15,894	$15,634	$15,694
12/31/24	$14,825	$17,253	$15,499	$15,272	$15,343
01/31/25	$15,433	$18,160	$16,130	$15,821	$15,987
02/28/25	$15,771	$18,512	$16,385	$16,235	$16,343
03/31/25	$16,098	$18,437	$16,441	$16,481	$16,662
04/30/25	$17,097	$19,282	$17,378	$17,325	$17,704
05/31/25	$18,011	$20,164	$18,316	$18,233	$18,652
06/30/25	$18,560	$20,608	$18,887	$18,790	$19,223
07/31/25	$18,493	$20,319	$18,711	$18,731	$19,163
08/31/25	$19,266	$21,185	$19,528	$19,695	$19,976
09/30/25	$19,428	$21,591	$19,761	$19,879	$20,141
10/31/25	$19,328	$21,845	$19,786	$19,892	$20,051
11/30/25	$19,803	$21,980	$19,953	$20,442	$20,560
12/31/25	$20,305	$22,640	$20,378	$21,036	$21,090
01/31/26	$21,341	$23,821	$21,509	$22,101	$22,184
02/28/26	$22,592	$24,923	$22,812	$23,474	$23,509
03/31/26	$20,539	$22,359	$20,590	$21,435	$21,358

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	27.59%	8.07%	7.46%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Mid Cap Index	25.24%	5.91%	7.49%
MSCI EAFE Mid Cap Value Index	30.06%	8.33%	7.92%
WisdomTree International MidCap Dividend Index	28.19%	8.36%	7.88%

Key Fund Statistics

  Total Net Assets$159,092,373
  # of Portfolio Holdings596
  Portfolio Turnover Rate33%
  Investment Advisory Fees Paid, Net$899,877

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
AIB Group PLC	1.3%
WH Group Ltd.	1.2%
Tenaris SA	0.9%
Astellas Pharma, Inc.	0.8%
Koninklijke KPN NV	0.8%
Fortum OYJ	0.8%
Admiral Group PLC	0.8%
Banca Mediolanum SpA	0.7%
Traton SE	0.7%
NN Group NV	0.7%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	24.1%
Industrials	20.7%
Utilities	8.3%
Consumer Discretionary	7.9%
Real Estate	7.4%
Consumer Staples	6.7%
Materials	6.2%
Communication Services	5.7%
Energy	5.1%
Health Care	3.7%
Other Sectors	3.2%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International MidCap Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DIM

DIM - 032026

WisdomTree International Multifactor Fund

Ticker: DWMF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree International Multifactor Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Multifactor Fund	$44	0.40%

How did the Fund perform last year and what affected its performance?

The Fund returned 18.21% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 21.27% in U.S. dollar (USD) terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from exposure to Consumer Discretionary due to allocation effects resulting from an underweight position. Consumer Discretionary was the only sector to decline within the headline index during the period, resulting in a positive allocation influence.

  Communication Services also aided returns through positive stock selection, while Utilities delivered a performance benefit through positive allocation effects resulting from an overweight. Utilities was ultimately the second best-performing sector group within the benchmark during the period.

  Industrials, Information Technology and Financials all detracted from performance due to negative stock selection effects.

  The Fund benefited from its exposures to Denmark, driven by strong stock selection effects.

  France and Hong Kong also contributed positively to performance, supported by positive stock selection effects in the former and favorable allocation effects in the latter.

  Japan and Australia detracted from performance, both due to negative stock selection effects.

  The Fund's currency hedge detracted from performance during the period, as virtually the entire Group of 10 (G10) basket of currencies, most of which the Fund has exposure to, strengthened versus the U.S. dollar.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance August 10, 2018 (inception) through March 31, 2026

Table Summary
	WisdomTree International Multifactor Fund $17,035	MSCI EAFE Local Currency Index $18,781	MSCI EAFE Index $17,701
08/10/18	$10,000	$10,000	$10,000
08/31/18	$9,996	$9,972	$10,073
09/30/18	$10,170	$10,115	$10,160
10/31/18	$9,646	$9,454	$9,351
11/30/18	$9,691	$9,434	$9,340
12/31/18	$9,258	$8,882	$8,886
01/31/19	$9,760	$9,366	$9,470
02/28/19	$9,993	$9,692	$9,712
03/31/19	$10,118	$9,822	$9,773
04/30/19	$10,384	$10,153	$10,048
05/31/19	$9,958	$9,683	$9,565
06/30/19	$10,267	$10,096	$10,132
07/31/19	$10,242	$10,168	$10,004
08/31/19	$10,026	$9,922	$9,745
09/30/19	$10,354	$10,273	$10,024
10/31/19	$10,475	$10,445	$10,384
11/30/19	$10,600	$10,663	$10,501
12/31/19	$10,733	$10,806	$10,842
01/31/20	$10,851	$10,674	$10,616
02/29/20	$9,943	$9,812	$9,656
03/31/20	$8,795	$8,586	$8,367
04/30/20	$9,330	$9,052	$8,908
05/31/20	$9,641	$9,420	$9,296
06/30/20	$9,813	$9,668	$9,612
07/31/20	$9,911	$9,495	$9,836
08/31/20	$10,241	$9,884	$10,342
09/30/20	$10,163	$9,786	$10,073
10/31/20	$9,792	$9,403	$9,671
11/30/20	$10,470	$10,635	$11,170
12/31/20	$10,654	$10,897	$11,690
01/31/21	$10,645	$10,856	$11,565
02/28/21	$10,474	$11,140	$11,825
03/31/21	$10,967	$11,725	$12,097
04/30/21	$11,127	$11,873	$12,460
05/31/21	$11,420	$12,120	$12,867
06/30/21	$11,462	$12,287	$12,722
07/31/21	$11,559	$12,335	$12,818
08/31/21	$11,787	$12,613	$13,044
09/30/21	$11,489	$12,449	$12,665
10/31/21	$11,547	$12,720	$12,977
11/30/21	$11,339	$12,401	$12,373
12/31/21	$11,802	$12,935	$13,006
01/31/22	$11,330	$12,464	$12,378
02/28/22	$11,170	$12,192	$12,159
03/31/22	$11,299	$12,453	$12,237
04/30/22	$11,138	$12,280	$11,446
05/31/22	$11,192	$12,255	$11,531
06/30/22	$10,616	$11,477	$10,461
07/31/22	$10,866	$12,073	$10,983
08/31/22	$10,630	$11,798	$10,461
09/30/22	$9,933	$11,065	$9,482
10/31/22	$10,390	$11,655	$9,992
11/30/22	$11,035	$12,404	$11,118
12/31/22	$10,946	$12,030	$11,127
01/31/23	$11,374	$12,788	$12,028
02/28/23	$11,360	$12,867	$11,777
03/31/23	$11,612	$12,932	$12,069
04/30/23	$12,006	$13,226	$12,409
05/31/23	$11,463	$13,017	$11,884
06/30/23	$11,848	$13,486	$12,425
07/31/23	$12,028	$13,711	$12,827
08/31/23	$11,810	$13,459	$12,336
09/30/23	$11,727	$13,314	$11,914
10/31/23	$11,479	$12,867	$11,431
11/30/23	$11,889	$13,587	$12,492
12/31/23	$12,116	$13,974	$13,156
01/31/24	$12,303	$14,340	$13,232
02/29/24	$12,279	$14,774	$13,474
03/31/24	$12,757	$15,366	$13,917
04/30/24	$12,699	$15,231	$13,561
05/31/24	$12,998	$15,606	$14,086
06/30/24	$12,837	$15,519	$13,859
07/31/24	$13,367	$15,638	$14,265
08/31/24	$13,842	$15,708	$14,729
09/30/24	$13,968	$15,647	$14,865
10/31/24	$13,400	$15,398	$14,057
11/30/24	$13,499	$15,487	$13,977
12/31/24	$13,427	$15,550	$13,659
01/31/25	$13,859	$16,300	$14,377
02/28/25	$14,217	$16,455	$14,656
03/31/25	$14,410	$16,000	$14,597
04/30/25	$15,232	$15,988	$15,265
05/31/25	$15,729	$16,734	$15,964
06/30/25	$15,897	$16,768	$16,315
07/31/25	$15,775	$16,999	$16,086
08/31/25	$16,155	$17,357	$16,772
09/30/25	$16,275	$17,669	$17,093
10/31/25	$16,275	$18,271	$17,294
11/30/25	$16,575	$18,372	$17,402
12/31/25	$16,786	$18,753	$17,924
01/31/26	$17,216	$19,356	$18,859
02/28/26	$18,372	$20,412	$19,731
03/31/26	$17,035	$18,781	$17,701

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 8/10/18
Fund NAV Returns	18.21%	9.21%	7.22%
MSCI EAFE Local Currency Index	17.38%	9.88%	8.59%
MSCI EAFE Index	21.27%	7.91%	7.76%

Key Fund Statistics

  Total Net Assets$36,523,928
  # of Portfolio Holdings203
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid, Net$142,701

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Admiral Group PLC	1.3%
LEG Immobilien SE	1.2%
Zurich Insurance Group AG	1.2%
Sea Ltd., ADR	1.2%
Euronext NV	1.1%
Suncorp Group Ltd.	1.1%
Credit Agricole SA	1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1.0%
DNB Bank ASA	1.0%
Mapfre SA	1.0%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	19.5%
Industrials	18.4%
Consumer Staples	11.9%
Utilities	9.1%
Communication Services	9.0%
Health Care	8.4%
Real Estate	6.5%
Consumer Discretionary	6.5%
Materials	4.0%
Information Technology	3.6%
Other Sectors	2.2%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Multifactor Fund

Annual Shareholder Report - March 31, 2026

Ticker: DWMF

DWMF - 032026

WisdomTree International Quality Dividend Growth Fund

Ticker: IQDG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree International Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Quality Dividend Growth Fund	$47	0.44%

How did the Fund perform last year and what affected its performance?

The Fund returned 13.88% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 21.27% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Information Technology due to a strong mix of stock selection and allocation effects.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight in Financials versus the MSCI EAFE Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were among the best-performing sectors in the benchmark, which resulted in negative allocation and stock selection effects.

  Health Care exhibited a similar impact as Financials, but to a lesser extent for both allocation and stock selection impacts.

  Consumer Discretionary and Industrials also lagged due to poor stock selection in the latter and negative allocation effects in the former.

  At the country level, Germany and Singapore aided performance through positive stock selection, while Australia and Denmark weighed negatively on performance due to a mix of poor stock selection and allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance April 7, 2016 (inception) through March 31, 2026

Table Summary
	WisdomTree International Quality Dividend Growth Fund $19,923	MSCI EAFE Index $22,950	WisdomTree International Quality Dividend Growth Index $20,582
04/07/16	$10,000	$10,000	$10,000
04/30/16	$10,294	$10,562	$10,292
05/31/16	$10,310	$10,466	$10,311
06/30/16	$9,988	$10,114	$10,016
07/31/16	$10,430	$10,627	$10,466
08/31/16	$10,215	$10,635	$10,254
09/30/16	$10,330	$10,765	$10,372
10/31/16	$9,802	$10,545	$9,838
11/30/16	$9,546	$10,335	$9,587
12/31/16	$9,726	$10,688	$9,771
01/31/17	$10,077	$10,998	$10,111
02/28/17	$10,370	$11,156	$10,418
03/31/17	$10,712	$11,463	$10,762
04/30/17	$11,241	$11,754	$11,290
05/31/17	$11,753	$12,186	$11,814
06/30/17	$11,578	$12,164	$11,642
07/31/17	$11,871	$12,515	$11,942
08/31/17	$12,023	$12,511	$12,095
09/30/17	$12,300	$12,822	$12,367
10/31/17	$12,457	$13,017	$12,524
11/30/17	$12,590	$13,153	$12,655
12/31/17	$12,780	$13,364	$12,850
01/31/18	$13,403	$14,034	$13,483
02/28/18	$12,726	$13,401	$12,806
03/31/18	$12,651	$13,160	$12,751
04/30/18	$12,696	$13,460	$12,787
05/31/18	$12,676	$13,157	$12,766
06/30/18	$12,488	$12,997	$12,598
07/31/18	$12,768	$13,317	$12,886
08/31/18	$12,605	$13,059	$12,718
09/30/18	$12,396	$13,173	$12,503
10/31/18	$11,368	$12,124	$11,476
11/30/18	$11,288	$12,109	$11,402
12/31/18	$10,602	$11,521	$10,708
01/31/19	$11,493	$12,278	$11,611
02/28/19	$11,886	$12,591	$12,011
03/31/19	$12,114	$12,671	$12,238
04/30/19	$12,440	$13,027	$12,569
05/31/19	$11,733	$12,401	$11,851
06/30/19	$12,452	$13,137	$12,599
07/31/19	$12,362	$12,970	$12,511
08/31/19	$12,148	$12,634	$12,298
09/30/19	$12,328	$12,996	$12,485
10/31/19	$12,821	$13,463	$12,986
11/30/19	$13,169	$13,615	$13,342
12/31/19	$13,773	$14,058	$13,958
01/31/20	$13,575	$13,764	$13,757
02/29/20	$12,363	$12,520	$12,527
03/31/20	$11,215	$10,849	$11,358
04/30/20	$12,073	$11,550	$12,237
05/31/20	$12,753	$12,052	$12,934
06/30/20	$13,090	$12,463	$13,283
07/31/20	$13,586	$12,753	$13,791
08/31/20	$14,170	$13,409	$14,379
09/30/20	$14,252	$13,061	$14,467
10/31/20	$13,626	$12,539	$13,833
11/30/20	$15,157	$14,483	$15,406
12/31/20	$16,065	$15,156	$16,326
01/31/21	$16,079	$14,995	$16,354
02/28/21	$16,228	$15,331	$16,476
03/31/21	$16,398	$15,684	$16,651
04/30/21	$17,183	$16,156	$17,458
05/31/21	$17,698	$16,682	$17,996
06/30/21	$17,667	$16,495	$18,002
07/31/21	$18,188	$16,619	$18,563
08/31/21	$18,282	$16,912	$18,656
09/30/21	$17,229	$16,421	$17,577
10/31/21	$17,707	$16,825	$18,080
11/30/21	$17,071	$16,042	$17,503
12/31/21	$18,054	$16,863	$18,519
01/31/22	$16,589	$16,048	$17,028
02/28/22	$16,476	$15,765	$16,874
03/31/22	$16,802	$15,866	$17,197
04/30/22	$15,433	$14,840	$15,785
05/31/22	$15,469	$14,951	$15,805
06/30/22	$13,664	$13,564	$13,960
07/31/22	$14,665	$14,239	$15,001
08/31/22	$13,678	$13,563	$13,989
09/30/22	$12,452	$12,294	$12,724
10/31/22	$12,969	$12,955	$13,258
11/30/22	$14,492	$14,415	$14,832
12/31/22	$14,417	$14,426	$14,759
01/31/23	$15,572	$15,595	$15,947
02/28/23	$15,120	$15,269	$15,490
03/31/23	$15,987	$15,648	$16,366
04/30/23	$16,571	$16,089	$16,960
05/31/23	$15,627	$15,408	$15,996
06/30/23	$16,350	$16,110	$16,741
07/31/23	$16,751	$16,631	$17,155
08/31/23	$16,178	$15,994	$16,581
09/30/23	$15,361	$15,447	$15,740
10/31/23	$14,834	$14,821	$15,197
11/30/23	$16,376	$16,197	$16,809
12/31/23	$17,423	$17,057	$17,891
01/31/24	$17,471	$17,156	$17,950
02/29/24	$17,918	$17,470	$18,431
03/31/24	$18,341	$18,044	$18,878
04/30/24	$17,573	$17,582	$18,071
05/31/24	$18,191	$18,263	$18,715
06/30/24	$18,030	$17,968	$18,561
07/31/24	$18,357	$18,495	$18,908
08/31/24	$19,102	$19,097	$19,678
09/30/24	$19,076	$19,273	$19,653
10/31/24	$17,723	$18,225	$18,284
11/30/24	$17,508	$18,122	$18,062
12/31/24	$16,954	$17,710	$17,508
01/31/25	$18,002	$18,640	$18,612
02/28/25	$18,096	$19,002	$18,703
03/31/25	$17,494	$18,925	$18,047
04/30/25	$18,337	$19,792	$18,908
05/31/25	$19,141	$20,697	$19,737
06/30/25	$19,727	$21,153	$20,347
07/31/25	$19,048	$20,857	$19,653
08/31/25	$19,482	$21,746	$20,111
09/30/25	$20,013	$22,162	$20,663
10/31/25	$20,018	$22,423	$20,697
11/30/25	$20,274	$22,562	$20,968
12/31/25	$20,931	$23,239	$21,650
01/31/26	$21,869	$24,451	$22,632
02/28/26	$22,404	$25,583	$23,171
03/31/26	$19,923	$22,950	$20,582

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 4/7/16
Fund NAV Returns	13.88%	3.97%	7.15%
MSCI EAFE Index	21.27%	7.91%	8.67%
WisdomTree International Quality Dividend Growth Index	14.04%	4.33%	7.50%

Key Fund Statistics

  Total Net Assets$672,909,552
  # of Portfolio Holdings263
  Portfolio Turnover Rate58%
  Investment Advisory Fees Paid, Net$3,129,123

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Toyota Motor Corp.	5.2%
BP PLC	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
Industria de Diseno Textil SA	3.3%
Deutsche Telekom AG, Registered Shares	3.0%
Banco Bilbao Vizcaya Argentaria SA	2.9%
AstraZeneca PLC	2.9%
GSK PLC	2.2%
ING Groep NV	2.2%
L'Oreal SA	2.1%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.4%
Consumer Discretionary	20.9%
Financials	14.9%
Health Care	9.9%
Information Technology	7.5%
Communication Services	6.3%
Materials	4.9%
Energy	4.7%
Consumer Staples	4.5%
Utilities	0.9%
Other Sectors	0.3%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: IQDG

IQDG - 032026

WisdomTree International SmallCap Dividend Fund

Ticker: DLS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree International SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International SmallCap Dividend Fund	$67	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned 26.86% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Small Cap Index, which returned 25.55% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited equally from its exposures to Consumer Staples and Real Estate due to positive stock selection effects in the former and a blend of allocation and selection effects in the latter.

  Financials and Industrials were also additive due to positive stock selection.

  Materials was the most notable detractor, which was exclusively due to negative stock selection. Utilities and Information Technology produced similar effects for similar reasons, albeit to lesser extents.

  From a country standpoint, the Fund benefited from Singapore and Norway exposure due to positive stock selection effects in the former and allocation effects resulting from an overweight in the latter.

  Australia and the United Kingdom both detracted from performance due to negative stock selection impacts.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree International SmallCap Dividend Fund $19,814	MSCI EAFE Index $22,359	MSCI EAFE Small Cap Index $20,461	MSCI EAFE Small Cap Value Index $21,587	WisdomTree International SmallCap Dividend Index $21,067
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,197	$10,290	$10,230	$10,321	$10,192
05/31/16	$10,239	$10,196	$10,283	$10,268	$10,237
06/30/16	$9,618	$9,854	$9,740	$9,693	$9,641
07/31/16	$10,318	$10,353	$10,337	$10,367	$10,364
08/31/16	$10,335	$10,361	$10,276	$10,400	$10,382
09/30/16	$10,607	$10,488	$10,582	$10,632	$10,651
10/31/16	$10,413	$10,273	$10,282	$10,461	$10,455
11/30/16	$10,241	$10,069	$9,993	$10,256	$10,287
12/31/16	$10,581	$10,413	$10,279	$10,603	$10,636
01/31/17	$10,975	$10,715	$10,643	$10,989	$11,028
02/28/17	$11,234	$10,868	$10,881	$11,226	$11,287
03/31/17	$11,424	$11,167	$11,099	$11,382	$11,480
04/30/17	$11,853	$11,452	$11,574	$11,806	$11,906
05/31/17	$12,206	$11,872	$12,001	$12,132	$12,267
06/30/17	$12,280	$11,851	$11,998	$12,214	$12,382
07/31/17	$12,778	$12,193	$12,433	$12,683	$12,865
08/31/17	$12,819	$12,188	$12,535	$12,733	$12,887
09/30/17	$13,186	$12,491	$12,893	$13,083	$13,241
10/31/17	$13,369	$12,681	$13,110	$13,189	$13,411
11/30/17	$13,460	$12,814	$13,318	$13,406	$13,523
12/31/17	$13,857	$13,020	$13,673	$13,814	$13,940
01/31/18	$14,463	$13,673	$14,372	$14,413	$14,525
02/28/18	$13,907	$13,056	$13,863	$13,848	$13,984
03/31/18	$13,668	$12,820	$13,706	$13,667	$13,744
04/30/18	$13,829	$13,113	$13,892	$13,949	$13,900
05/31/18	$13,677	$12,818	$13,759	$13,567	$13,723
06/30/18	$13,232	$12,662	$13,492	$13,275	$13,324
07/31/18	$13,373	$12,973	$13,579	$13,435	$13,462
08/31/18	$13,158	$12,723	$13,470	$13,243	$13,263
09/30/18	$13,164	$12,833	$13,373	$13,240	$13,258
10/31/18	$12,022	$11,812	$12,086	$12,138	$12,093
11/30/18	$12,011	$11,797	$12,001	$12,021	$12,157
12/31/18	$11,266	$11,224	$11,227	$11,304	$11,392
01/31/19	$12,056	$11,962	$12,131	$12,191	$12,190
02/28/19	$12,316	$12,267	$12,403	$12,388	$12,472
03/31/19	$12,272	$12,344	$12,423	$12,318	$12,420
04/30/19	$12,597	$12,691	$12,798	$12,606	$12,762
05/31/19	$11,983	$12,082	$12,121	$11,911	$12,140
06/30/19	$12,351	$12,799	$12,635	$12,427	$12,600
07/31/19	$12,125	$12,636	$12,546	$12,253	$12,379
08/31/19	$11,688	$12,309	$12,236	$11,999	$11,955
09/30/19	$12,158	$12,661	$12,580	$12,436	$12,438
10/31/19	$12,743	$13,116	$13,152	$13,038	$13,070
11/30/19	$13,055	$13,264	$13,442	$13,259	$13,395
12/31/19	$13,757	$13,695	$14,029	$13,828	$14,125
01/31/20	$13,215	$13,409	$13,623	$13,366	$13,565
02/29/20	$11,778	$12,197	$12,287	$12,030	$12,087
03/31/20	$9,378	$10,569	$10,168	$9,595	$9,618
04/30/20	$10,252	$11,252	$11,226	$10,428	$10,559
05/31/20	$10,790	$11,742	$12,026	$10,882	$11,108
06/30/20	$10,901	$12,142	$12,190	$10,997	$11,222
07/31/20	$11,199	$12,425	$12,600	$11,180	$11,530
08/31/20	$11,957	$13,063	$13,540	$12,023	$12,327
09/30/20	$11,852	$12,724	$13,440	$11,790	$12,209
10/31/20	$11,521	$12,216	$12,972	$11,401	$11,881
11/30/20	$12,774	$14,110	$14,754	$13,222	$13,282
12/31/20	$13,588	$14,766	$15,761	$14,122	$14,135
01/31/21	$13,542	$14,608	$15,703	$14,063	$14,094
02/28/21	$13,928	$14,936	$16,119	$14,676	$14,493
03/31/21	$14,392	$15,279	$16,471	$15,174	$14,984
04/30/21	$14,918	$15,739	$17,133	$15,717	$15,544
05/31/21	$15,287	$16,252	$17,476	$16,154	$15,934
06/30/21	$15,037	$16,070	$17,187	$15,701	$15,671
07/31/21	$15,255	$16,191	$17,479	$15,895	$15,899
08/31/21	$15,660	$16,476	$17,983	$16,294	$16,311
09/30/21	$15,188	$15,998	$17,340	$15,723	$15,814
10/31/21	$15,290	$16,391	$17,613	$15,883	$15,941
11/30/21	$14,370	$15,629	$16,628	$14,955	$15,065
12/31/21	$15,173	$16,429	$17,353	$15,760	$15,893
01/31/22	$14,382	$15,635	$16,084	$15,229	$15,079
02/28/22	$14,278	$15,358	$15,880	$15,120	$14,991
03/31/22	$14,278	$15,457	$15,873	$15,073	$14,981
04/30/22	$13,497	$14,457	$14,784	$14,252	$14,162
05/31/22	$13,412	$14,566	$14,677	$14,236	$14,040
06/30/22	$12,252	$13,214	$13,065	$12,733	$12,822
07/31/22	$12,870	$13,873	$13,929	$13,363	$13,472
08/31/22	$12,400	$13,214	$13,312	$12,856	$12,991
09/30/22	$11,024	$11,978	$11,781	$11,411	$11,547
10/31/22	$11,285	$12,622	$12,279	$11,962	$11,838
11/30/22	$12,344	$14,043	$13,497	$13,136	$12,988
12/31/22	$12,539	$14,055	$13,641	$13,398	$13,201
01/31/23	$13,490	$15,193	$14,660	$14,436	$14,204
02/28/23	$13,322	$14,876	$14,342	$14,204	$14,029
03/31/23	$13,246	$15,244	$14,312	$14,006	$13,935
04/30/23	$13,525	$15,675	$14,600	$14,345	$14,229
05/31/23	$12,788	$15,011	$13,991	$13,647	$13,429
06/30/23	$13,205	$15,695	$14,395	$14,117	$13,869
07/31/23	$13,808	$16,202	$15,033	$14,864	$14,511
08/31/23	$13,387	$15,582	$14,533	$14,407	$14,062
09/30/23	$12,968	$15,049	$13,890	$13,975	$13,616
10/31/23	$12,313	$14,439	$13,074	$13,284	$12,931
11/30/23	$13,404	$15,779	$14,389	$14,446	$14,114
12/31/23	$14,469	$16,618	$15,437	$15,459	$15,239
01/31/24	$14,352	$16,713	$15,182	$15,261	$15,125
02/29/24	$14,379	$17,019	$15,240	$15,158	$15,152
03/31/24	$14,827	$17,579	$15,807	$15,911	$15,684
04/30/24	$14,631	$17,129	$15,338	$15,604	$15,414
05/31/24	$15,136	$17,792	$16,002	$16,207	$15,969
06/30/24	$14,678	$17,505	$15,516	$15,600	$15,499
07/31/24	$15,513	$18,019	$16,400	$16,571	$16,374
08/31/24	$15,805	$18,605	$16,725	$16,837	$16,692
09/30/24	$16,171	$18,776	$17,152	$17,292	$17,072
10/31/24	$15,124	$17,755	$16,076	$16,220	$15,986
11/30/24	$15,145	$17,655	$16,087	$16,233	$16,012
12/31/24	$14,938	$17,253	$15,717	$15,874	$15,799
01/31/25	$15,269	$18,160	$16,259	$16,419	$16,155
02/28/25	$15,403	$18,512	$16,211	$16,564	$16,307
03/31/25	$15,619	$18,437	$16,297	$16,861	$16,536
04/30/25	$16,428	$19,282	$17,243	$17,770	$17,411
05/31/25	$17,291	$20,164	$18,210	$18,598	$18,334
06/30/25	$18,127	$20,608	$19,001	$19,343	$19,238
07/31/25	$18,297	$20,319	$18,985	$19,429	$19,423
08/31/25	$19,189	$21,185	$19,864	$20,531	$20,386
09/30/25	$19,443	$21,591	$20,179	$20,879	$20,647
10/31/25	$19,070	$21,845	$20,016	$20,734	$20,252
11/30/25	$19,465	$21,980	$20,260	$21,288	$20,668
12/31/25	$19,941	$22,640	$20,721	$21,850	$21,195
01/31/26	$21,009	$23,821	$21,920	$23,125	$22,336
02/28/26	$22,045	$24,923	$22,971	$24,273	$23,473
03/31/26	$19,814	$22,359	$20,461	$21,587	$21,067

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	26.86%	6.60%	7.08%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Small Cap Index	25.55%	4.43%	7.42%
MSCI EAFE Small Cap Value Index	28.03%	7.30%	8.00%
WisdomTree International SmallCap Dividend Index	27.40%	7.05%	7.74%

Key Fund Statistics

  Total Net Assets$976,222,761
  # of Portfolio Holdings1,018
  Portfolio Turnover Rate45%
  Investment Advisory Fees Paid, Net$5,768,977

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Hafnia Ltd.	0.8%
Hoegh Autoliners ASA	0.7%
Elecnor SA	0.6%
DOF Group ASA	0.6%
Plus500 Ltd.	0.6%
NOS SGPS SA	0.5%
Odfjell Drilling Ltd.	0.5%
Man Group PLC	0.5%
FIBI Holdings Ltd.	0.5%
First Resources Ltd.	0.4%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.7%
Financials	13.5%
Consumer Discretionary	12.1%
Materials	9.6%
Consumer Staples	7.5%
Real Estate	7.5%
Information Technology	7.4%
Communication Services	4.8%
Energy	4.7%
Health Care	3.6%
Other Sectors	2.6%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DLS

DLS - 032026

WisdomTree Japan Hedged Equity Fund

Ticker: DXJ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Japan Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged Equity Fund	$58	0.48%

How did the Fund perform last year and what affected its performance?

The Fund returned 43.52% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Japan Local Currency Index, which returned 33.92% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from Industrials exposure solely due to stock selection effects. Industrials single-handedly explains about half of the excess return versus the benchmark during the period.

  The Fund also benefited, albeit to a lesser extent, from Consumer Discretionary exposure, once again due to positive stock selection.

  Energy exposure produced a positive performance effect due to allocation effects. While the Fund maintained a modest overweight position, its effect was magnified as Energy was the best performing Japanese equity sector during the period.

  No sectors exhibited outsized, negative performance impacts, but the most negative contribution overall came from Utilities, owing to allocation impacts. Utilities was the second best performing Japanese equity sector and a very slight underweight magnified a negative allocation impact that caused the sector to detract within the Fund.

  The Fund’s currency hedge was also additive for performance as the yen weakened by about 5.5% versus the U.S. dollar during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Japan Local Currency Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Japan Hedged Equity Fund $45,977	MSCI Japan Local Currency Index $31,995	WisdomTree Japan Hedged Equity Index $48,563
03/31/16	$10,000	$10,000	$10,000
04/30/16	$9,911	$9,962	$9,913
05/31/16	$10,107	$10,219	$10,146
06/30/16	$8,847	$9,220	$8,883
07/31/16	$9,582	$9,807	$9,630
08/31/16	$9,953	$9,936	$10,012
09/30/16	$9,824	$9,883	$9,865
10/31/16	$10,436	$10,392	$10,494
11/30/16	$11,133	$10,996	$11,225
12/31/16	$11,593	$11,365	$11,695
01/31/17	$11,649	$11,377	$11,760
02/28/17	$11,836	$11,434	$11,954
03/31/17	$11,745	$11,346	$11,850
04/30/17	$11,873	$11,469	$11,981
05/31/17	$11,882	$11,720	$12,003
06/30/17	$12,273	$12,034	$12,416
07/31/17	$12,380	$12,074	$12,530
08/31/17	$12,330	$12,020	$12,485
09/30/17	$12,966	$12,535	$13,122
10/31/17	$13,653	$13,237	$13,828
11/30/17	$13,791	$13,426	$13,985
12/31/17	$14,175	$13,609	$14,381
01/31/18	$14,366	$13,791	$14,583
02/28/18	$13,793	$13,279	$14,012
03/31/18	$13,215	$12,955	$13,523
04/30/18	$13,719	$13,419	$13,940
05/31/18	$13,336	$13,192	$13,561
06/30/18	$13,228	$13,110	$13,468
07/31/18	$13,528	$13,302	$13,783
08/31/18	$13,401	$13,206	$13,667
09/30/18	$14,125	$13,939	$14,396
10/31/18	$12,875	$12,678	$13,124
11/30/18	$12,877	$12,807	$13,129
12/31/18	$11,510	$11,548	$11,739
01/31/19	$12,260	$12,153	$12,534
02/28/19	$12,452	$12,427	$12,722
03/31/19	$12,368	$12,426	$12,631
04/30/19	$12,729	$12,677	$13,010
05/31/19	$11,615	$11,869	$11,867
06/30/19	$12,089	$12,218	$12,366
07/31/19	$12,171	$12,330	$12,463
08/31/19	$11,610	$11,932	$11,887
09/30/19	$12,445	$12,640	$12,742
10/31/19	$13,203	$13,257	$13,533
11/30/19	$13,462	$13,505	$13,801
12/31/19	$13,648	$13,681	$13,995
01/31/20	$13,274	$13,459	$13,619
02/29/20	$11,986	$12,170	$12,305
03/31/20	$10,726	$11,309	$10,999
04/30/20	$11,307	$11,806	$11,604
05/31/20	$12,023	$12,599	$12,353
06/30/20	$11,972	$12,615	$12,309
07/31/20	$11,335	$12,166	$11,656
08/31/20	$12,392	$13,132	$12,754
09/30/20	$12,407	$13,196	$12,775
10/31/20	$12,132	$12,863	$12,482
11/30/20	$13,411	$14,433	$13,809
12/31/20	$14,011	$14,880	$14,431
01/31/21	$14,215	$14,938	$14,645
02/28/21	$14,763	$15,432	$15,218
03/31/21	$15,763	$16,175	$16,237
04/30/21	$15,329	$15,757	$15,790
05/31/21	$15,944	$16,015	$16,226
06/30/21	$15,890	$16,201	$16,386
07/31/21	$15,481	$15,818	$15,970
08/31/21	$15,830	$16,320	$16,339
09/30/21	$16,568	$17,030	$17,094
10/31/21	$16,318	$16,819	$16,837
11/30/21	$15,721	$16,335	$16,231
12/31/21	$16,575	$16,880	$17,121
01/31/22	$16,410	$16,034	$16,957
02/28/22	$16,357	$15,848	$16,906
03/31/22	$17,148	$16,617	$17,713
04/30/22	$16,885	$16,176	$17,441
05/31/22	$17,132	$16,325	$17,714
06/30/22	$16,764	$15,879	$17,338
07/31/22	$17,277	$16,511	$17,882
08/31/22	$17,588	$16,689	$18,218
09/30/22	$16,557	$15,620	$17,130
10/31/22	$17,396	$16,515	$18,017
11/30/22	$18,437	$17,005	$19,131
12/31/22	$17,819	$16,122	$18,497
01/31/23	$18,647	$16,878	$19,376
02/28/23	$19,216	$17,000	$19,979
03/31/23	$19,456	$17,268	$20,209
04/30/23	$20,005	$17,732	$20,808
05/31/23	$20,913	$18,533	$21,767
06/30/23	$23,050	$19,957	$24,010
07/31/23	$23,663	$20,210	$24,680
08/31/23	$24,011	$20,207	$25,052
09/30/23	$24,611	$20,277	$25,671
10/31/23	$23,842	$19,652	$24,885
11/30/23	$25,296	$20,825	$26,459
12/31/23	$25,082	$20,726	$26,220
01/31/24	$27,460	$22,482	$28,745
02/29/24	$29,353	$23,710	$30,746
03/31/24	$30,744	$24,699	$32,400
04/30/24	$31,029	$24,434	$32,499
05/31/24	$31,476	$24,727	$32,991
06/30/24	$32,006	$25,131	$33,578
07/31/24	$31,920	$24,870	$33,492
08/31/24	$30,631	$24,189	$32,103
09/30/24	$30,218	$23,626	$31,641
10/31/24	$31,171	$24,180	$32,668
11/30/24	$31,031	$23,996	$32,522
12/31/24	$32,649	$25,024	$34,278
01/31/25	$32,670	$25,042	$34,318
02/28/25	$31,703	$24,040	$33,309
03/31/25	$32,035	$23,891	$33,626
04/30/25	$31,894	$23,981	$33,465
05/31/25	$33,610	$25,241	$35,324
06/30/25	$34,122	$25,699	$35,859
07/31/25	$35,501	$26,400	$37,345
08/31/25	$37,338	$27,547	$39,332
09/30/25	$38,456	$28,383	$40,483
10/31/25	$40,399	$30,612	$42,598
11/30/25	$41,771	$30,794	$44,091
12/31/25	$42,838	$31,098	$45,216
01/31/26	$45,393	$32,622	$47,957
02/28/26	$50,973	$35,852	$53,887
03/31/26	$45,977	$31,995	$48,563

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	43.52%	23.87%	16.48%
MSCI Japan Local Currency Index	33.92%	14.62%	12.33%
WisdomTree Japan Hedged Equity Index	44.42%	24.50%	17.12%

Key Fund Statistics

  Total Net Assets$5,847,339,845
  # of Portfolio Holdings431
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid, Net$21,087,118

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Mitsubishi UFJ Financial Group, Inc.	4.7%
Toyota Motor Corp.	4.7%
Tokio Marine Holdings, Inc.	3.2%
Mitsubishi Corp.	3.2%
Sumitomo Mitsui Financial Group, Inc.	3.1%
Mitsui & Co. Ltd.	2.5%
Japan Tobacco, Inc.	2.5%
NTT, Inc.	2.5%
Mizuho Financial Group, Inc.	2.4%
Takeda Pharmaceutical Co. Ltd.	2.1%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	26.1%
Financials	18.3%
Consumer Discretionary	17.1%
Information Technology	9.9%
Materials	8.8%
Health Care	7.5%
Consumer Staples	5.1%
Communication Services	3.7%
Energy	2.2%
Utilities	0.1%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan Hedged Equity Fund

Annual Shareholder Report - March 31, 2026

Ticker: DXJ

DXJ - 032026

WisdomTree Japan Opportunities Fund

Ticker: OPPJ

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Japan Opportunities Fund (the "Fund") (formerly, the WisdomTree Japan Hedged SmallCap Equity Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Opportunities Fund	$74	0.58%

How did the Fund perform last year and what affected its performance?

The Fund returned 55.23% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index, which returned 35.11% in local currency terms during the same period. The following summarizes the key factors that affected Fund Performance during the period:

  The Fund benefited significantly from its exposure to Industrials, which produced a strong performance tailwind due to positive allocation and stock selection effects.

  The Fund's focus on allocating to Japanese companies that stand to benefit from changing geopolitical dynamics was additive during the period. Defense companies, for example, provided a performance boost during the period.

  Financials also provided a supplementary tailwind through positive stock selection. The Fund's additional emphasis on investing in Berkshire Hathaway's publicly disclosed equity stake in select Japanese trading firms was additive, as those produced strong positive returns during the period.

  Communication Services and Energy weighed negatively on performance during the period, due to negative stock selection effects in the former and negative allocation effects in the latter.

  The Fund’s currency hedge was also additive for performance as the yen weakened by about 10% versus the U.S. dollar over the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Japan (USD) Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Japan Opportunities Fund $43,707	MSCI Japan (USD) Index $22,604	MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index $29,024Footnote Reference1	MSCI Japan Value (USD) Index $26,367	WisdomTree Japan Hedged SmallCap Equity/WisdomTree Japan Opportunities Spliced Index $46,214Footnote Reference2
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,882	$10,465	$9,934	$10,426	$9,894
05/31/16	$10,186	$10,356	$10,299	$10,284	$10,227
06/30/16	$9,185	$10,101	$9,470	$9,796	$9,196
07/31/16	$9,889	$10,756	$9,968	$10,574	$9,914
08/31/16	$9,811	$10,797	$9,705	$10,894	$9,842
09/30/16	$10,052	$10,970	$10,013	$10,898	$10,084
10/31/16	$10,737	$11,114	$10,529	$11,199	$10,789
11/30/16	$11,302	$10,846	$10,880	$11,203	$11,369
12/31/16	$11,837	$10,952	$11,338	$11,400	$11,916
01/31/17	$11,916	$11,359	$11,357	$11,825	$12,008
02/28/17	$12,271	$11,486	$11,634	$11,944	$12,371
03/31/17	$12,164	$11,444	$11,566	$11,785	$12,248
04/30/17	$12,395	$11,564	$11,768	$11,860	$12,499
05/31/17	$12,637	$11,912	$12,104	$11,910	$12,746
06/30/17	$13,068	$12,038	$12,414	$12,111	$13,193
07/31/17	$13,240	$12,282	$12,533	$12,311	$13,380
08/31/17	$13,422	$12,275	$12,716	$12,284	$13,549
09/30/17	$14,054	$12,516	$13,212	$12,610	$14,180
10/31/17	$14,669	$13,093	$13,794	$13,074	$14,813
11/30/17	$14,868	$13,484	$14,062	$13,355	$15,036
12/31/17	$15,325	$13,578	$14,374	$13,520	$15,511
01/31/18	$15,457	$14,201	$14,519	$14,073	$15,644
02/28/18	$14,966	$13,987	$14,022	$13,779	$15,162
03/31/18	$14,511	$13,692	$13,855	$13,439	$14,851
04/30/18	$15,175	$13,783	$14,275	$13,723	$15,410
05/31/18	$14,973	$13,647	$14,141	$13,339	$15,202
06/30/18	$14,802	$13,303	$13,975	$13,015	$15,062
07/31/18	$14,984	$13,357	$14,001	$13,178	$15,266
08/31/18	$14,680	$13,386	$13,780	$13,061	$14,954
09/30/18	$15,275	$13,793	$14,313	$13,535	$15,564
10/31/18	$13,846	$12,627	$12,876	$12,684	$14,108
11/30/18	$14,228	$12,676	$13,307	$12,536	$14,502
12/31/18	$12,593	$11,830	$11,761	$11,807	$12,831
01/31/19	$13,127	$12,551	$12,305	$12,649	$13,381
02/28/19	$13,532	$12,547	$12,728	$12,407	$13,807
03/31/19	$13,367	$12,618	$12,708	$12,390	$13,627
04/30/19	$13,556	$12,793	$12,899	$12,446	$13,830
05/31/19	$12,556	$12,286	$12,063	$11,935	$12,801
06/30/19	$12,869	$12,746	$12,262	$12,383	$13,137
07/31/19	$13,091	$12,764	$12,516	$12,281	$13,368
08/31/19	$12,521	$12,635	$12,118	$12,078	$12,783
09/30/19	$13,361	$13,145	$12,786	$12,672	$13,638
10/31/19	$14,301	$13,783	$13,482	$13,302	$14,610
11/30/19	$14,602	$13,861	$13,771	$13,354	$14,929
12/31/19	$14,901	$14,150	$13,903	$13,627	$15,247
01/31/20	$14,224	$13,957	$13,400	$13,329	$14,567
02/29/20	$12,466	$12,681	$11,752	$12,190	$12,770
03/31/20	$11,709	$11,774	$11,017	$10,829	$11,981
04/30/20	$12,244	$12,409	$11,577	$11,335	$12,551
05/31/20	$13,129	$13,144	$12,556	$11,822	$13,489
06/30/20	$12,942	$13,142	$12,418	$11,613	$13,310
07/31/20	$12,256	$12,933	$11,842	$11,170	$12,608
08/31/20	$13,283	$13,918	$12,823	$12,266	$13,667
09/30/20	$13,768	$14,054	$13,304	$12,110	$14,171
10/31/20	$13,286	$13,829	$12,847	$11,899	$13,675
11/30/20	$13,764	$15,557	$13,617	$13,049	$14,186
12/31/20	$14,209	$16,199	$14,060	$13,731	$14,662
01/31/21	$14,291	$16,037	$14,150	$13,762	$14,756
02/28/21	$14,669	$16,280	$14,466	$14,461	$15,141
03/31/21	$15,956	$16,453	$15,561	$14,881	$16,464
04/30/21	$15,436	$16,202	$15,211	$14,620	$15,931
05/31/21	$15,593	$16,454	$15,115	$14,981	$15,885
06/30/21	$15,701	$16,407	$15,486	$14,917	$16,226
07/31/21	$15,629	$16,199	$15,242	$14,707	$16,165
08/31/21	$16,019	$16,696	$15,685	$14,965	$16,573
09/30/21	$16,476	$17,155	$16,100	$15,491	$17,033
10/31/21	$16,220	$16,578	$15,860	$14,874	$16,765
11/30/21	$15,146	$16,170	$14,846	$14,261	$15,652
12/31/21	$15,911	$16,476	$15,325	$14,538	$16,452
01/31/22	$15,415	$15,640	$14,518	$14,833	$15,950
02/28/22	$15,742	$15,465	$14,739	$14,820	$16,303
03/31/22	$15,669	$15,388	$14,996	$14,736	$16,212
04/30/22	$15,632	$14,033	$14,799	$13,784	$16,177
05/31/22	$15,672	$14,263	$14,814	$13,939	$16,226
06/30/22	$15,890	$13,137	$14,878	$13,110	$16,459
07/31/22	$16,415	$13,885	$15,382	$13,555	$17,017
08/31/22	$16,713	$13,531	$15,645	$13,295	$17,337
09/30/22	$16,366	$12,129	$15,131	$11,969	$16,975
10/31/22	$16,791	$12,488	$15,526	$12,270	$17,433
11/30/22	$17,279	$13,697	$15,896	$13,450	$17,959
12/31/22	$16,999	$13,733	$15,444	$13,773	$17,686
01/31/23	$17,652	$14,587	$15,823	$14,485	$18,377
02/28/23	$18,168	$14,027	$16,075	$14,084	$18,923
03/31/23	$18,389	$14,583	$16,209	$14,320	$19,135
04/30/23	$18,869	$14,636	$16,701	$14,460	$19,660
05/31/23	$18,942	$14,909	$16,842	$14,538	$19,746
06/30/23	$20,303	$15,519	$17,816	$15,442	$21,178
07/31/23	$21,098	$15,988	$18,226	$16,135	$22,035
08/31/23	$21,725	$15,600	$18,546	$16,055	$22,692
09/30/23	$22,094	$15,273	$18,423	$16,266	$23,082
10/31/23	$21,825	$14,585	$17,931	$15,461	$22,828
11/30/23	$22,832	$15,833	$18,642	$16,479	$23,916
12/31/23	$23,237	$16,524	$18,701	$16,957	$24,335
01/31/24	$24,411	$17,287	$19,484	$17,985	$25,584
02/29/24	$25,235	$17,805	$20,121	$18,442	$26,463
03/31/24	$26,104	$18,257	$20,829	$19,174	$27,744
04/30/24	$26,472	$17,451	$20,879	$18,713	$27,760
05/31/24	$26,762	$17,686	$20,940	$18,956	$28,066
06/30/24	$27,264	$17,560	$21,117	$18,591	$28,624
07/31/24	$27,562	$18,578	$21,391	$19,854	$28,932
08/31/24	$26,541	$18,672	$20,889	$19,643	$27,862
09/30/24	$26,631	$18,565	$21,055	$19,480	$27,944
10/31/24	$26,812	$17,841	$21,137	$18,723	$28,143
11/30/24	$27,048	$17,958	$21,102	$19,007	$28,399
12/31/24	$28,042	$17,897	$21,758	$19,120	$29,476
01/31/25	$28,002	$18,177	$21,836	$19,523	$29,456
02/28/25	$27,419	$17,930	$21,155	$19,700	$28,849
03/31/25	$28,156	$17,957	$21,481	$19,967	$29,592
04/30/25	$28,140	$18,896	$21,519	$20,784	$29,583
05/31/25	$29,346	$19,661	$22,523	$20,630	$30,894
06/30/25	$30,127	$19,997	$23,313	$21,269	$31,728
07/31/25	$30,440	$19,717	$23,949	$21,400	$32,052
08/31/25	$33,121	$21,087	$24,989	$23,488	$34,927
09/30/25	$34,552	$21,601	$25,748	$24,114	$36,417
10/31/25	$35,375	$22,334	$27,770	$24,098	$37,314
11/30/25	$36,962	$22,180	$27,935	$24,606	$39,040
12/31/25	$38,197	$22,299	$28,211	$25,239	$40,364
01/31/26	$41,877	$23,769	$29,593	$27,139	$44,298
02/28/26	$47,740	$25,810	$32,523	$29,797	$50,531
03/31/26	$43,707	$22,604	$29,024	$26,367	$46,214
Footnote	Description
Footnote[1]	MSCI Japan Small Cap Local Currency Index through June 30, 2025; MSCI Japan Local Currency Index thereafter.
Footnote[2]	WisdomTree Japan Hedged SmallCap Equity Index through June 30, 2025; WisdomTree Japan Opportunities Index thereafter.

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	55.23%	22.33%	15.89%
MSCI Japan (USD) Index	25.88%	6.56%	8.50%
MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index	35.11%	13.28%	11.24%
MSCI Japan Value (USD) Index	32.05%	12.12%	10.18%
WisdomTree Japan Hedged SmallCap Equity/WisdomTree Japan Opportunities Spliced Index	56.17%	22.93%	16.54%

Key Fund Statistics

  Total Net Assets$248,151,969
  # of Portfolio Holdings101
  Portfolio Turnover Rate146%
  Investment Advisory Fees Paid, Net$663,818

Effective July 1, 2025, the Fund's comparative indices changed from MSCI Japan Small Cap Local Currency, to MSCI Japan Local Currency Index, because WisdomTree Asset Management, Inc. believes this is a more appropriate index for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Marubeni Corp.	10.1%
Mitsui & Co. Ltd.	8.9%
Mitsubishi Corp.	8.9%
Sumitomo Corp.	7.5%
ITOCHU Corp.	5.9%
SoftBank Corp.	2.3%
Kawasaki Heavy Industries Ltd.	2.0%
Tokyo Electron Ltd.	1.9%
Hanwa Co. Ltd.	1.9%
Mitsubishi Heavy Industries Ltd.	1.8%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	57.5%
Materials	10.7%
Information Technology	9.6%
Financials	7.3%
Consumer Discretionary	7.0%
Consumer Staples	2.8%
Communication Services	2.3%
Health Care	1.0%
Real Estate	0.5%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Material Fund Changes

On July 1, 2025, WisdomTree Japan Hedged SmallCap Equity Fund (Ticker: DXJS) changed its name, ticker, and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940 (the “1940 Act”). As of that date, the Fund’s name changed to WisdomTree Japan Opportunities Fund and its ticker changed to OPPJ. The Fund seeks to track the price and yield performance, before fees and expenses, of its underlying index. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan Opportunities Fund

Annual Shareholder Report - March 31, 2026

Ticker: OPPJ

OPPJ - 032026

WisdomTree Japan SmallCap Dividend Fund

Ticker: DFJ

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree Japan SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan SmallCap Dividend Fund	$67	0.58%

How did the Fund perform last year and what affected its performance?

The Fund returned 29.52% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Japan Small Cap Index, which returned 28.38% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Communication Services primarily due to a mix of positive allocation and stock selection effects.

  Real Estate also contributed positively to Fund performance, exclusively due to allocation effects. The Fund was underweight Real Estate, which was also its largest sector deviation in absolute value, which proved to be valuable as Real Estate was the second worst-performing sector among broader Japanese small cap equities.

  Among sector detractors, Consumer Discretionary, Health Care, and Industrials all weighed negatively on performance due to poor stock selection effects.

  Materials had the largest negative effect due to negative stock selection, which was just large enough to offset positive allocation influences stemming from an overweight to the sector.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Japan (USD) Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree Japan SmallCap Dividend Fund $22,635	MSCI Japan (USD) Index $22,604	MSCI Japan Small Cap Index $20,727	WisdomTree Japan SmallCap Dividend Index $23,752
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,389	$10,465	$10,435	$10,396
05/31/16	$10,345	$10,356	$10,438	$10,365
06/30/16	$10,136	$10,101	$10,376	$10,144
07/31/16	$10,901	$10,756	$10,932	$10,936
08/31/16	$10,690	$10,797	$10,545	$10,743
09/30/16	$11,165	$10,970	$11,114	$11,219
10/31/16	$11,497	$11,114	$11,262	$11,572
11/30/16	$11,190	$10,846	$10,732	$11,279
12/31/16	$11,443	$10,952	$10,926	$11,542
01/31/17	$11,917	$11,359	$11,339	$12,026
02/28/17	$12,324	$11,486	$11,687	$12,455
03/31/17	$12,243	$11,444	$11,666	$12,365
04/30/17	$12,464	$11,564	$11,866	$12,598
05/31/17	$12,779	$11,912	$12,302	$12,933
06/30/17	$13,004	$12,038	$12,418	$13,164
07/31/17	$13,370	$12,282	$12,749	$13,556
08/31/17	$13,579	$12,275	$12,986	$13,762
09/30/17	$13,900	$12,516	$13,192	$14,077
10/31/17	$14,356	$13,093	$13,644	$14,552
11/30/17	$14,746	$13,484	$14,124	$14,976
12/31/17	$15,062	$13,578	$14,342	$15,322
01/31/18	$15,645	$14,201	$14,950	$15,920
02/28/18	$15,480	$13,987	$14,769	$15,774
03/31/18	$15,025	$13,692	$14,642	$15,467
04/30/18	$15,259	$13,783	$14,662	$15,590
05/31/18	$15,126	$13,647	$14,629	$15,459
06/30/18	$14,620	$13,303	$14,181	$14,988
07/31/18	$14,605	$13,357	$14,058	$15,004
08/31/18	$14,397	$13,386	$13,968	$14,808
09/30/18	$14,622	$13,793	$14,163	$15,027
10/31/18	$13,315	$12,627	$12,823	$13,684
11/30/18	$13,553	$12,676	$13,171	$13,954
12/31/18	$12,408	$11,830	$12,048	$12,785
01/31/19	$12,993	$12,551	$12,708	$13,405
02/28/19	$13,086	$12,547	$12,851	$13,505
03/31/19	$12,981	$12,618	$12,905	$13,373
04/30/19	$13,046	$12,793	$13,017	$13,454
05/31/19	$12,396	$12,286	$12,487	$12,766
06/30/19	$12,759	$12,746	$12,792	$13,170
07/31/19	$12,850	$12,764	$12,957	$13,268
08/31/19	$12,566	$12,635	$12,831	$12,963
09/30/19	$13,162	$13,145	$13,297	$13,574
10/31/19	$14,058	$13,783	$14,017	$14,507
11/30/19	$14,155	$13,861	$14,134	$14,612
12/31/19	$14,519	$14,150	$14,379	$14,994
01/31/20	$13,883	$13,957	$13,896	$14,340
02/29/20	$12,212	$12,681	$12,246	$12,617
03/31/20	$11,443	$11,774	$11,470	$11,804
04/30/20	$12,056	$12,409	$12,168	$12,461
05/31/20	$12,856	$13,144	$13,099	$13,297
06/30/20	$12,640	$13,142	$12,937	$13,096
07/31/20	$12,223	$12,933	$12,589	$12,665
08/31/20	$13,208	$13,918	$13,591	$13,686
09/30/20	$13,747	$14,054	$14,169	$14,251
10/31/20	$13,400	$13,829	$13,812	$13,885
11/30/20	$13,925	$15,557	$14,678	$14,436
12/31/20	$14,510	$16,199	$15,306	$15,055
01/31/21	$14,390	$16,037	$15,191	$14,938
02/28/21	$14,508	$16,280	$15,261	$15,063
03/31/21	$15,250	$16,453	$15,828	$15,820
04/30/21	$14,915	$16,202	$15,641	$15,478
05/31/21	$14,974	$16,454	$15,529	$15,417
06/30/21	$14,941	$16,407	$15,682	$15,518
07/31/21	$15,052	$16,199	$15,610	$15,631
08/31/21	$15,409	$16,696	$16,047	$16,006
09/30/21	$15,608	$17,155	$16,219	$16,201
10/31/21	$15,019	$16,578	$15,633	$15,592
11/30/21	$14,077	$16,170	$14,695	$14,618
12/31/21	$14,585	$16,476	$14,958	$15,149
01/31/22	$14,120	$15,640	$14,162	$14,674
02/28/22	$14,423	$15,465	$14,384	$15,001
03/31/22	$13,631	$15,388	$13,886	$14,152
04/30/22	$12,720	$14,033	$12,838	$13,202
05/31/22	$12,835	$14,263	$12,943	$13,324
06/30/22	$12,319	$13,137	$12,309	$12,792
07/31/22	$12,912	$13,885	$12,935	$13,416
08/31/22	$12,652	$13,531	$12,684	$13,150
09/30/22	$11,830	$12,129	$11,749	$12,282
10/31/22	$11,795	$12,488	$11,740	$12,254
11/30/22	$12,850	$13,697	$12,803	$13,365
12/31/22	$13,323	$13,733	$13,155	$13,870
01/31/23	$13,977	$14,587	$13,676	$14,557
02/28/23	$13,702	$14,027	$13,264	$14,278
03/31/23	$14,124	$14,583	$13,689	$14,710
04/30/23	$14,120	$14,636	$13,786	$14,714
05/31/23	$13,758	$14,909	$13,548	$14,348
06/30/23	$14,215	$15,519	$13,854	$14,832
07/31/23	$14,958	$15,988	$14,418	$15,614
08/31/23	$14,973	$15,600	$14,318	$15,634
09/30/23	$14,810	$15,273	$13,876	$15,448
10/31/23	$14,341	$14,585	$13,308	$14,963
11/30/23	$15,282	$15,833	$14,173	$15,958
12/31/23	$16,201	$16,524	$14,909	$16,926
01/31/24	$16,370	$17,287	$14,981	$17,114
02/29/24	$16,465	$17,805	$15,110	$17,217
03/31/24	$16,786	$18,342	$15,658	$17,775
04/30/24	$16,299	$17,451	$14,912	$17,033
05/31/24	$16,427	$17,686	$14,977	$17,164
06/30/24	$16,299	$17,560	$14,755	$17,037
07/31/24	$17,509	$18,578	$15,979	$18,316
08/31/24	$17,354	$18,672	$16,125	$18,166
09/30/24	$17,652	$18,565	$16,545	$18,463
10/31/24	$16,597	$17,841	$15,596	$17,360
11/30/24	$16,923	$17,958	$15,792	$17,698
12/31/24	$16,726	$17,897	$15,561	$17,494
01/31/25	$16,894	$18,177	$15,849	$17,679
02/28/25	$16,949	$17,930	$15,779	$17,744
03/31/25	$17,476	$17,957	$16,145	$18,275
04/30/25	$18,282	$18,896	$16,956	$19,117
05/31/25	$18,793	$19,661	$17,544	$19,679
06/30/25	$19,210	$19,997	$18,140	$20,124
07/31/25	$19,511	$19,717	$18,166	$20,445
08/31/25	$21,083	$21,087	$19,501	$22,108
09/30/25	$21,464	$21,601	$19,816	$22,487
10/31/25	$20,584	$22,334	$19,414	$21,575
11/30/25	$21,547	$22,180	$19,949	$22,614
12/31/25	$21,890	$22,299	$20,026	$22,981
01/31/26	$23,215	$23,769	$21,178	$24,386
02/28/26	$25,804	$25,810	$23,514	$27,114
03/31/26	$22,635	$22,604	$20,727	$23,752

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	29.52%	8.22%	8.51%
MSCI Japan (USD) Index	25.88%	6.56%	8.50%
MSCI Japan Small Cap Index	28.38%	5.54%	7.56%
WisdomTree Japan SmallCap Dividend Index	29.97%	8.47%	9.04%

Key Fund Statistics

  Total Net Assets$387,673,278
  # of Portfolio Holdings803
  Portfolio Turnover Rate31%
  Investment Advisory Fees Paid, Net$1,866,265

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Daishi Hokuetsu Financial Group, Inc.	0.7%
Chugin Financial Group, Inc.	0.6%
Hazama Ando Corp.	0.6%
NSK Ltd.	0.6%
Exedy Corp.	0.6%
Nippon Shokubai Co. Ltd.	0.5%
SKY Perfect JSAT Corp.	0.5%
Seino Holdings Co. Ltd.	0.5%
INFRONEER Holdings, Inc.	0.5%
Toa Corp.	0.5%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.3%
Materials	14.8%
Consumer Discretionary	13.3%
Financials	12.8%
Information Technology	12.5%
Consumer Staples	8.4%
Health Care	4.0%
Real Estate	2.7%
Utilities	1.7%
Communication Services	1.6%
Other Sectors	1.4%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DFJ

DFJ - 032026

WisdomTree True Developed International Fund

Ticker: DOL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree True Developed International Fund (the "Fund") (formerly, the WisdomTree International LargeCap Dividend Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree True Developed International Fund	$55	0.49%

How did the Fund perform last year and what affected its performance?

The Fund returned 25.48% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 30.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Consumer Discretionary due to positive stock selection in each.

  Information Technology also contributed positively to performance, supported by beneficial stock selection effects offsetting negative allocation effects resulting from a modest underweight.

  Energy and Industrials detracted from performance due to negative allocation effects in each.

  The Fund benefited from its exposures to the United Kingdom and Spain, driven by stock selection effects in the former and allocation effects resulting from an overweight in the latter.

  The Netherlands contributed negatively to performance, primarily due to a blend of strong stock selection and allocation effects. France produced a similar effect, albeit to a more modest extent.

  Japan detracted from performance due to negative allocation effects resulting from an overweight to an underperformer.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree True Developed International Fund $22,733	MSCI EAFE Index $22,359	MSCI EAFE Value Index $24,433	WisdomTree True Developed International Index $23,212
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,320	$10,290	$10,394	$10,321
05/31/16	$10,199	$10,196	$10,229	$10,195
06/30/16	$9,953	$9,854	$9,721	$9,948
07/31/16	$10,352	$10,353	$10,232	$10,352
08/31/16	$10,388	$10,361	$10,398	$10,388
09/30/16	$10,490	$10,488	$10,498	$10,496
10/31/16	$10,322	$10,273	$10,523	$10,330
11/30/16	$10,123	$10,069	$10,458	$10,137
12/31/16	$10,542	$10,413	$10,937	$10,562
01/31/17	$10,760	$10,715	$11,206	$10,780
02/28/17	$10,845	$10,868	$11,282	$10,874
03/31/17	$11,179	$11,167	$11,598	$11,210
04/30/17	$11,384	$11,452	$11,841	$11,413
05/31/17	$11,834	$11,872	$12,116	$11,862
06/30/17	$11,753	$11,851	$12,152	$11,782
07/31/17	$12,115	$12,193	$12,559	$12,158
08/31/17	$12,113	$12,188	$12,480	$12,159
09/30/17	$12,451	$12,491	$12,865	$12,497
10/31/17	$12,556	$12,681	$12,965	$12,602
11/30/17	$12,660	$12,814	$13,081	$12,708
12/31/17	$12,813	$13,020	$13,282	$12,861
01/31/18	$13,448	$13,673	$13,999	$13,505
02/28/18	$12,734	$13,056	$13,333	$12,792
03/31/18	$12,556	$12,820	$13,012	$12,620
04/30/18	$12,940	$13,113	$13,413	$12,994
05/31/18	$12,503	$12,818	$12,832	$12,543
06/30/18	$12,429	$12,662	$12,669	$12,477
07/31/18	$12,809	$12,973	$13,033	$12,868
08/31/18	$12,436	$12,723	$12,559	$12,497
09/30/18	$12,618	$12,833	$12,818	$12,682
10/31/18	$11,750	$11,812	$11,967	$11,810
11/30/18	$11,761	$11,797	$11,901	$11,825
12/31/18	$11,212	$11,224	$11,319	$11,274
01/31/19	$11,889	$11,962	$12,076	$11,963
02/28/19	$12,172	$12,267	$12,277	$12,255
03/31/19	$12,246	$12,344	$12,215	$12,327
04/30/19	$12,510	$12,691	$12,499	$12,594
05/31/19	$11,945	$12,082	$11,776	$12,013
06/30/19	$12,645	$12,799	$12,403	$12,726
07/31/19	$12,393	$12,636	$12,124	$12,478
08/31/19	$12,000	$12,309	$11,626	$12,086
09/30/19	$12,410	$12,661	$12,187	$12,504
10/31/19	$12,769	$13,116	$12,627	$12,872
11/30/19	$12,829	$13,264	$12,677	$12,931
12/31/19	$13,310	$13,695	$13,140	$13,424
01/31/20	$12,935	$13,409	$12,665	$13,049
02/29/20	$11,741	$12,197	$11,466	$11,842
03/31/20	$10,077	$10,569	$9,435	$10,148
04/30/20	$10,618	$11,252	$9,940	$10,697
05/31/20	$10,889	$11,742	$10,242	$10,972
06/30/20	$11,263	$12,142	$10,607	$11,353
07/31/20	$11,420	$12,425	$10,628	$11,514
08/31/20	$11,904	$13,063	$11,250	$12,010
09/30/20	$11,508	$12,724	$10,733	$11,610
10/31/20	$10,973	$12,216	$10,301	$11,069
11/30/20	$12,399	$14,110	$12,252	$12,526
12/31/20	$12,945	$14,766	$12,795	$13,083
01/31/21	$12,822	$14,608	$12,695	$12,963
02/28/21	$12,976	$14,936	$13,300	$13,126
03/31/21	$13,382	$15,279	$13,747	$13,539
04/30/21	$13,746	$15,739	$14,010	$13,910
05/31/21	$14,303	$16,252	$14,495	$14,413
06/30/21	$14,097	$16,070	$14,161	$14,266
07/31/21	$14,211	$16,191	$14,126	$14,387
08/31/21	$14,328	$16,476	$14,286	$14,512
09/30/21	$13,791	$15,998	$14,024	$13,970
10/31/21	$14,074	$16,391	$14,248	$14,261
11/30/21	$13,528	$15,629	$13,391	$13,724
12/31/21	$14,376	$16,429	$14,188	$14,586
01/31/22	$14,234	$15,635	$14,336	$14,446
02/28/22	$14,047	$15,358	$14,141	$14,248
03/31/22	$14,355	$15,457	$14,235	$14,559
04/30/22	$13,627	$14,457	$13,515	$13,819
05/31/22	$13,786	$14,566	$13,848	$13,976
06/30/22	$12,502	$13,214	$12,469	$12,670
07/31/22	$12,886	$13,873	$12,729	$13,066
08/31/22	$12,378	$13,214	$12,299	$12,550
09/30/22	$11,382	$11,978	$11,197	$11,540
10/31/22	$11,952	$12,622	$11,919	$12,124
11/30/22	$13,341	$14,043	$13,229	$13,546
12/31/22	$13,408	$14,055	$13,396	$13,620
01/31/23	$14,377	$15,193	$14,430	$14,610
02/28/23	$14,088	$14,876	$14,228	$14,320
03/31/23	$14,347	$15,244	$14,191	$14,575
04/30/23	$14,772	$15,675	$14,648	$14,998
05/31/23	$13,956	$15,011	$13,859	$14,151
06/30/23	$14,730	$15,695	$14,639	$14,943
07/31/23	$15,225	$16,202	$15,304	$15,448
08/31/23	$14,683	$15,582	$14,850	$14,894
09/30/23	$14,452	$15,049	$14,724	$14,659
10/31/23	$13,940	$14,439	$14,077	$14,134
11/30/23	$15,030	$15,779	$15,192	$15,250
12/31/23	$15,694	$16,618	$15,935	$15,938
01/31/24	$15,723	$16,713	$15,924	$15,967
02/29/24	$15,974	$17,019	$15,953	$16,224
03/31/24	$16,540	$17,579	$16,649	$16,805
04/30/24	$16,256	$17,129	$16,478	$16,496
05/31/24	$16,876	$17,792	$17,128	$17,127
06/30/24	$16,512	$17,505	$16,651	$16,761
07/31/24	$17,066	$18,019	$17,431	$17,328
08/31/24	$17,630	$18,605	$17,877	$17,911
09/30/24	$17,708	$18,776	$18,131	$17,992
10/31/24	$16,872	$17,755	$17,280	$17,151
11/30/24	$16,630	$17,655	$17,147	$16,911
12/31/24	$16,327	$17,253	$16,840	$16,608
01/31/25	$17,208	$18,160	$17,699	$17,513
02/28/25	$17,755	$18,512	$18,359	$18,083
03/31/25	$18,116	$18,437	$18,787	$18,434
04/30/25	$18,921	$19,282	$19,549	$19,241
05/31/25	$19,603	$20,164	$20,334	$19,939
06/30/25	$19,942	$20,608	$20,687	$20,290
07/31/25	$19,857	$20,319	$20,740	$20,216
08/31/25	$20,709	$21,185	$21,928	$21,095
09/30/25	$21,026	$21,591	$22,216	$21,417
10/31/25	$21,235	$21,845	$22,385	$21,653
11/30/25	$21,526	$21,980	$22,994	$21,964
12/31/25	$22,395	$22,640	$23,955	$22,863
01/31/26	$23,783	$23,821	$25,320	$24,295
02/28/26	$25,290	$24,923	$26,821	$25,848
03/31/26	$22,733	$22,359	$24,433	$23,212

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	25.48%	11.18%	8.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%
WisdomTree True Developed International Index	25.92%	11.38%	8.79%

Key Fund Statistics

  Total Net Assets$733,008,317
  # of Portfolio Holdings301
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid, Net$3,193,524

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	2.0%
HSBC Holdings PLC	1.9%
Shell PLC	1.7%
Novartis AG, Registered Shares	1.6%
Toyota Motor Corp.	1.6%
Nestle SA, Registered Shares	1.5%
Roche Holding AG	1.4%
Intesa Sanpaolo SpA	1.3%
Equinor ASA	1.3%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	24.1%
Industrials	15.1%
Information Technology	11.5%
Health Care	8.6%
Consumer Discretionary	8.3%
Consumer Staples	8.0%
Utilities	6.3%
Communication Services	5.9%
Energy	5.2%
Materials	4.9%
Other Sectors	1.1%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Material Fund Changes

On October 23, 2025, WisdomTree International LargeCap Dividend Fund changed its name and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940 (the “1940 Act”). As of that date, the Fund’s name changed to WisdomTree True Developed International Fund, and the Fund’s Index, the WisdomTree International LargeCap Dividend Index, was renamed to the WisdomTree True Developed International Index. The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree True Developed International Index. The Fund invests, under normal circumstances, 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree True Developed International Fund

Annual Shareholder Report - March 31, 2026

Ticker: DOL

DOL - 032026

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,012,572 for the fiscal year ended March 31, 2026 and $1,124,801 for the fiscal year ended March 31, 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ended March 31, 2026 and $0 for the fiscal year ended March 31, 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, International tax compliance, tax advice, and tax planning are $1,309,498 for the fiscal year ended March 31, 2026 and $1,174,071 for the fiscal year ended March 31, 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2026 and $0 for the fiscal year ended March 31, 2025.

(e)	(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)	(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $2,177,498 for the fiscal year ended March 31, 2026 and $1,174,071 for the fiscal year ended March 31, 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

-OR-

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

March 31, 2026

WisdomTree Europe Defense Fund (WDEF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree European Opportunities Fund (OPPE)

(formerly, WisdomTree Europe Hedged SmallCap Equity Fund (EUSC))

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International AI Enhanced Value Fund (AIVI)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Opportunities Fund (OPPJ)

(formerly, WisdomTree Japan Hedged SmallCap Equity Fund (DXJS))

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree True Developed International Fund (DOL)

(formerly, WisdomTree International LargeCap Dividend Fund)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments WisdomTree Europe Defense Fund (WDEF) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
Cyprus – 1.3%
Theon International PLC(a)	30,590	$1,089,095
Czech Republic – 2.6%
Colt CZ Group SE	11,184	474,187
CSG NV*	61,179	1,645,247
Total Czech Republic		2,119,434
Finland – 0.6%
Bittium OYJ	11,897	500,332
France – 27.1%
Airbus SE	20,504	3,799,325
Dassault Aviation SA	10,117	3,720,852
Eutelsat Communications SACA*(a)	150,790	355,299
Exail Technologies SA*(a)	6,651	911,931
Exosens SAS	18,432	1,299,726
Safran SA	11,439	3,682,496
Thales SA	30,168	8,762,886
Total France		22,532,515
Germany – 20.4%
Hensoldt AG	44,357	3,863,774
RENK Group AG	41,752	2,436,121
Rheinmetall AG	4,959	8,253,525
Tkms AG& Co. KGaA*	26,933	2,439,131
Total Germany		16,992,551
Italy – 7.4%
Avio SpA	6,645	253,426
Fincantieri SpA*	88,957	1,340,651
Leonardo SpA	67,957	4,544,534
Total Italy		6,138,611
Luxembourg – 0.4%
SES SA	43,275	304,903
Norway – 5.2%
Kitron ASA	28,947	277,852
Kongsberg Gruppen ASA	96,014	4,068,369
Total Norway		4,346,221
Spain – 3.2%
Indra Sistemas SA	48,536	2,641,811
Sweden – 6.5%
INVISIO AB	18,598	506,619
Mildef Group AB(a)	19,109	277,621
Ovzon AB*	41,663	236,169
Saab AB, Class B	67,759	4,391,487
Total Sweden		5,411,896
Switzerland – 0.1%
Cicor Technologies Ltd., Registered Shares*	769	111,969
Investments	Shares	Value
United Kingdom – 25.1%
Avon Technologies PLC	11,320	$247,500
Babcock International Group PLC	190,486	2,908,824
BAE Systems PLC	288,863	8,380,316
Chemring Group PLC	101,813	682,045
Cohort PLC(a)	16,871	270,088
Goodwin PLC	966	142,673
Melrose Industries PLC	359,204	2,381,673
QinetiQ Group PLC	203,934	1,220,931
Rolls-Royce Holdings PLC	236,993	3,537,755
Senior PLC	58,256	219,711
Serco Group PLC	240,285	903,061
Total United Kingdom		20,894,577
TOTAL COMMON STOCKS (Cost: $87,633,403)		83,083,915
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $44,441)	44,441	44,441
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $1,779,292)	1,779,292	1,779,292
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $89,457,136)		84,907,648
Other Liabilities less Assets – (2.1)%		(1,765,865)
NET ASSETS – 100.0%		$83,141,783

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,310,398 and the total market value of the collateral held by the Fund was $2,384,215. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $604,923.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
GBP	British pound
USD	United States dollar

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (concluded) WisdomTree Europe Defense Fund (WDEF) March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	4/2/2026	4,619	USD	3,500	GBP	$4	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$83,083,915	$—	$—	$83,083,915
Mutual Fund	—	44,441	—	44,441
Investment of Cash Collateral for Securities Loaned	—	1,779,292	—	1,779,292
Total Investments in Securities	$83,083,915	$1,823,733	$—	$84,907,648
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4	$—	$4
Total – Net	$83,083,915	$1,823,737	$—	$84,907,652

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments WisdomTree Europe Hedged Equity Fund (HEDJ) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.4%
Austria – 0.6%
ANDRITZ AG	122,931	$8,427,644
Palfinger AG	65,339	2,548,350
Total Austria		10,975,994
Belgium – 4.5%
Anheuser-Busch InBev SA	597,592	41,119,932
Barco NV	169,632	1,849,934
Bekaert SA	94,536	4,356,974
Fagron	121,604	3,026,421
Melexis NV	71,320	4,318,291
Solvay SA	181,470	5,532,514
Syensqo SA	85,273	4,861,486
UCB SA	35,841	10,675,014
Total Belgium		75,740,566
Brazil – 0.1%
Pluxee NV(a)	75,495	914,216
Finland – 5.0%
Hiab OYJ, Class B	83,511	3,891,192
Huhtamaki OYJ	173,688	5,591,445
Kalmar OYJ, Class B*	94,058	4,699,080
Kemira OYJ	261,171	5,657,318
Kone OYJ, Class B	388,651	24,530,682
Konecranes OYJ	270,297	8,701,526
Metso OYJ	687,723	11,679,893
Valmet OYJ(a)	263,332	7,394,128
Wartsila OYJ Abp	343,056	12,533,982
Total Finland		84,679,246
France – 16.4%
Accor SA	18,512	866,405
Air Liquide SA	128,979	26,440,617
Airbus SE	84,156	15,593,836
BioMerieux	3,689	390,193
Cie Generale des Etablissements Michelin SCA	279,907	9,414,032
Danone SA	347,989	27,681,786
Dassault Systemes SE	76,765	1,527,508
EssilorLuxottica SA	72,238	16,513,350
Etablissements Maurel & Prom SA	23,247	289,280
Gaztransport & Technigaz SA	1,351	316,306
Hermes International SCA	8,842	16,392,091
Ipsen SA	5,405	998,913
Kering SA	14,471	4,278,416
Legrand SA	43,938	6,667,359
L’Oreal SA	133,199	53,615,396
LVMH Moet Hennessy Louis Vuitton SE	135,471	72,285,124
Nexans SA	3,339	442,043
Opmobility	14,772	254,964
Planisware SA	999	16,552
Publicis Groupe SA	76,641	6,255,579
Rubis SCA	11,331	449,895
Safran SA	38,764	12,479,087
Investments	Shares	Value
SCOR SE	103,161	$3,632,425
Technip Energies NV	13,374	563,680
Valeo SE	22,357	266,098
Vallourec SACA	19,562	490,231
Vicat SACA	4,115	295,383
Total France		278,416,549
Germany – 24.1%
adidas AG	21,415	3,371,751
AIXTRON SE	9,106	343,086
BASF SE	685,121	41,364,366
Bayer AG, Registered Shares	68,463	3,106,809
Bayerische Motoren Werke AG	445,787	40,063,585
Beiersdorf AG	22,237	1,962,092
Continental AG	128,295	8,810,160
Daimler Truck Holding AG	639,850	30,573,138
Deutsche Telekom AG, Registered Shares	2,245,833	82,675,367
Eckert & Ziegler SE	3,077	51,833
Elmos Semiconductor SE	1,847	306,023
Fresenius Medical Care AG	108,310	4,813,334
GEA Group AG	49,953	3,522,417
Hannover Rueck SE	60,795	18,758,851
Heidelberg Materials AG	61,789	12,697,321
Henkel AG & Co. KGaA	97,400	6,935,460
HochTief AG	28,925	12,757,721
Hugo Boss AG	5,578	236,063
Infineon Technologies AG	174,860	7,655,999
Knorr-Bremse AG	35,828	4,010,451
Krones AG	1,384	183,703
MTU Aero Engines AG	2,465	880,454
SAP SE	181,628	30,742,020
Schaeffler AG	387,754	3,151,963
Siemens AG, Registered Shares	246,940	58,526,634
Siemens Healthineers AG(b)	314,772	13,165,293
Symrise AG	18,795	1,586,056
Talanx AG	136,137	16,564,102
Total Germany		408,816,052
Ireland – 0.8%
Glanbia PLC	323,869	6,325,093
Kerry Group PLC, Class A	87,172	6,870,066
Total Ireland		13,195,159
Italy – 6.0%
Brembo NV	528,208	4,938,799
Brunello Cucinelli SpA(a)	45,824	3,937,705
Carel Industries SpA(b)	164,626	4,182,489
DiaSorin SpA(a)	59,344	4,101,201
El.En. SpA(a)	134,875	1,909,902
Ferrari NV	36,773	12,244,885
Ferretti SpA(a)	522,945	2,404,123
Leonardo SpA	150,322	10,052,585
Maire SpA	378,679	5,802,975
Moncler SpA	178,010	10,542,299

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (continued) WisdomTree Europe Hedged Equity Fund (HEDJ) March 31, 2026
Investments	Shares	Value
Pirelli & C SpA(b)	1,502,619	$10,221,698
Prysmian SpA	78,452	8,928,959
Reply SpA	30,877	2,872,800
Saipem SpA	3,481,568	15,700,863
Webuild SpA(a)	1,281,558	3,340,094
Total Italy		101,181,377
Netherlands – 14.6%
Akzo Nobel NV	142,188	8,060,386
AMG Critical Materials NV	51,993	2,038,013
Arcadis NV	91,613	2,894,359
ASM International NV	10,117	7,425,385
ASML Holding NV	72,200	93,104,937
BE Semiconductor Industries NV	41,756	8,609,509
Corbion NV	98,911	2,137,988
Havas NV*	182,583	3,153,478
Heineken Holding NV	188,891	13,352,225
Heineken NV	299,171	22,853,927
Koninklijke Ahold Delhaize NV	542,135	25,167,062
Koninklijke Philips NV	661,798	17,797,300
Koninklijke Vopak NV	161,486	8,726,408
SBM Offshore NV	265,692	10,598,230
Universal Music Group NV	760,485	14,576,098
Wolters Kluwer NV	108,632	8,088,212
Total Netherlands		248,583,517
Portugal – 0.2%
Altri SGPS SA(a)	296,672	1,673,235
Mota-Engil SGPS SA(a)	446,493	2,277,981
Total Portugal		3,951,216
Spain – 16.6%
ACS Actividades de Construccion y Servicios SA	215,146	25,978,996
Amadeus IT Group SA	188,515	10,573,635
Banco Bilbao Vizcaya Argentaria SA	4,643,213	97,635,844
Banco Santander SA	7,266,891	79,458,922
CIE Automotive SA	223,045	6,900,246
Ebro Foods SA	277,345	6,007,669
Elecnor SA	134,239	5,196,917
Fluidra SA	230,547	5,251,628
Gestamp Automocion SA(b)	1,045,380	3,541,191
Grifols SA(a)	480,317	4,956,440
Mapfre SA	4,202,054	18,465,885
Prosegur Cash SA(a)(b)	2,340,572	1,693,595
Prosegur Cia de Seguridad SA	980,311	2,919,794
Puig Brands SA, Class B(a)	414,354	8,063,601
Viscofan SA	80,935	5,613,848
Total Spain		282,258,211
Investments	Shares	Value
United States – 10.5%
Acerinox SA	445,096	$6,133,561
Aegon Ltd.	1,899,690	13,631,987
Ferrovial SE	336,812	21,507,102
QIAGEN NV	5,770	230,991
Sanofi SA	779,719	74,314,995
Schneider Electric SE	107,862	28,472,222
Signify NV(b)	210,732	4,385,065
Tenaris SA	1,008,491	29,630,571
Total United States		178,306,494
TOTAL COMMON STOCKS (Cost: $1,290,210,671)		1,687,018,597
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $1,013,612)	1,013,612	1,013,612
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	630,814	630,814
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	11,100,000	11,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $11,730,814)		11,730,814
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $1,302,955,097)		1,699,763,023
Other Liabilities less Assets – (0.2)%		(3,134,716)
NET ASSETS – 100.0%		$1,696,628,307

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,904,461. The Fund also had securities on loan having a total market value of $27,796 that were sold and pending settlement. The total market value of the collateral held by the Fund was $21,782,430. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,051,616.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Europe Hedged Equity Fund (HEDJ) March 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$108,000,000	$96,900,000	$—	$—	$11,100,000	$162,700

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/7/2026	321,890,029	EUR	370,964,739	USD	$3,310	$—
Barclays Bank PLC	4/7/2026	376,046,448	USD	317,963,970	EUR	9,603,058	—
Barclays Bank PLC	5/6/2026	337,873,152	USD	292,770,661	EUR	—	(2,266)
Deutsche Bank AG	4/7/2026	321,890,867	EUR	370,964,739	USD	4,276	—
Deutsche Bank AG	4/7/2026	376,046,448	USD	317,964,238	EUR	9,602,748	—
Deutsche Bank AG	5/6/2026	337,873,152	USD	292,770,914	EUR	—	(2,559)
Goldman Sachs	4/7/2026	9,774,670	EUR	11,292,686	USD	—	(27,689)
Goldman Sachs	4/7/2026	321,889,750	EUR	370,964,739	USD	2,988	—
Goldman Sachs	4/7/2026	376,046,448	USD	317,963,701	EUR	9,603,367	—
Goldman Sachs	5/6/2026	337,873,152	USD	292,770,407	EUR	—	(1,974)
HSBC Holdings PLC	4/7/2026	321,893,101	EUR	370,964,739	USD	6,851	—
HSBC Holdings PLC	4/7/2026	7,349,056	EUR	8,469,515	USD	39	—
HSBC Holdings PLC	5/6/2026	337,873,152	USD	292,772,183	EUR	—	(4,023)
JPMorgan Chase Bank NA	4/7/2026	4,774,201	EUR	5,646,343	USD	—	(144,227)
Royal Bank of Canada	4/7/2026	376,046,448	USD	317,964,238	EUR	9,602,748	—
UBS Group AG	4/7/2026	321,890,027	EUR	370,964,737	USD	3,310	—
UBS Group AG	4/7/2026	376,046,445	USD	317,965,849	EUR	9,600,889	—
UBS Group AG	5/6/2026	337,873,149	USD	292,770,658	EUR	—	(2,267)
						$48,033,584	$(185,005)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,687,018,597	$—	$—	$1,687,018,597
Mutual Fund	—	1,013,612	—	1,013,612
Investment of Cash Collateral for Securities Loaned	—	11,730,814	—	11,730,814
Total Investments in Securities	$1,687,018,597	$12,744,426	$—	$1,699,763,023
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$48,033,584	$—	$48,033,584
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(185,005)	$—	$(185,005)
Total – Net	$1,687,018,597	$60,593,005	$—	$1,747,611,602

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments WisdomTree European Opportunities Fund (OPPE) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 2.7%
Glencore PLC*	981,779	$7,321,366
Czech Republic – 2.1%
Colt CZ Group SE	91,573	3,882,578
Komercni Banka AS	33,638	1,702,299
Total Czech Republic		5,584,877
Denmark – 3.3%
Danske Bank AS	87,806	4,228,238
Tryg AS	196,078	4,659,022
Total Denmark		8,887,260
Finland – 4.8%
Fortum OYJ(a)	169,236	4,266,462
Nokia OYJ	653,936	5,120,548
Nordea Bank Abp	214,239	3,622,467
Total Finland		13,009,477
France – 13.4%
Alstom SA*	148,853	4,160,794
AXA SA	58,669	2,652,562
BNP Paribas SA	22,499	2,099,532
Bureau Veritas SA	48,316	1,430,711
Eiffage SA	5,234	790,915
Engie SA	47,402	1,513,425
Klepierre SA	54,279	2,027,555
Rexel SA	75,703	2,902,847
Societe Generale SA	52,455	3,732,690
Thales SA	11,829	3,435,965
TotalEnergies SE	58,725	5,474,608
Veolia Environnement SA	104,896	3,947,325
Vinci SA	13,733	2,030,903
Total France		36,199,832
Germany – 9.5%
BASF SE	67,630	4,083,180
Deutsche Post AG, Registered Shares	60,559	3,122,479
Fresenius Medical Care AG	69,244	3,077,227
GEA Group AG	22,921	1,616,266
Heidelberg Materials AG	17,123	3,518,688
Mercedes-Benz Group AG	29,530	1,782,542
Siemens AG, Registered Shares	14,305	3,390,392
Siemens Healthineers AG(b)	14,525	607,506
thyssenkrupp AG	521,858	4,453,115
Total Germany		25,651,395
Ireland – 1.7%
AIB Group PLC	446,072	4,633,386
Italy – 9.1%
Banca Mediolanum SpA	73,328	1,459,962
Banca Monte dei Paschi di Siena SpA	255,610	2,187,354
Banco BPM SpA	128,802	1,760,091
Enel SpA	239,534	2,587,416
Investments	Shares	Value
Eni SpA	235,059	$6,730,248
Intesa Sanpaolo SpA	435,279	2,588,388
Leonardo SpA	64,986	4,345,853
Ryanair Holdings PLC	102,913	2,830,417
Total Italy		24,489,729
Luxembourg – 2.5%
ArcelorMittal SA	110,980	5,605,870
Eurofins Scientific SE	16,626	1,200,345
Total Luxembourg		6,806,215
Norway – 3.3%
DNB Bank ASA	100,396	3,104,346
Equinor ASA	74,837	3,229,816
Norsk Hydro ASA	246,068	2,589,272
Total Norway		8,923,434
Poland – 7.8%
Allegro.eu SA*(b)	354,193	2,504,400
Bank Polska Kasa Opieki SA	31,626	1,845,108
Budimex SA	19,974	3,541,480
Grupa Kety SA	13,142	3,472,290
ORLEN SA	176,627	6,364,740
Powszechny Zaklad Ubezpieczen SA	84,009	1,443,547
Santander Bank Polska SA	11,912	1,862,823
Total Poland		21,034,388
Portugal – 1.7%
EDP SA	851,711	4,440,569
Spain – 0.8%
Banco Bilbao Vizcaya Argentaria SA	43,717	919,265
Endesa SA	28,636	1,190,438
Total Spain		2,109,703
Sweden – 5.2%
Evolution AB(b)	40,350	2,478,711
Hexagon AB, Class B	476,177	4,500,720
Skandinaviska Enskilda Banken AB, Class A(a)	184,346	3,334,241
Skanska AB, Class B	140,169	3,716,750
Total Sweden		14,030,422
Switzerland – 4.2%
ABB Ltd., Registered Shares	61,831	4,866,147
Kuehne & Nagel International AG, Registered Shares	9,456	2,121,731
Logitech International SA, Registered Shares	28,590	2,574,541
Swiss Life Holding AG, Registered Shares	1,535	1,652,004
Total Switzerland		11,214,423
United Kingdom – 18.3%
Admiral Group PLC	49,918	2,073,545
Aviva PLC	224,596	1,778,232
BAE Systems PLC	138,320	4,012,855
British American Tobacco PLC	24,749	1,426,541
Centrica PLC	1,473,173	4,128,179
HSBC Holdings PLC	275,575	4,439,301

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree European Opportunities Fund (OPPE) March 31, 2026
Investments	Shares	Value
Imperial Brands PLC	68,616	$2,766,092
International Consolidated Airlines Group SA	409,794	1,890,302
J Sainsbury PLC	703,097	3,143,118
Melrose Industries PLC	119,881	794,861
NatWest Group PLC	497,543	3,629,598
Next PLC	7,483	1,250,747
Reckitt Benckiser Group PLC	37,965	2,547,278
RELX PLC	43,915	1,433,869
Sage Group PLC	104,330	1,152,644
Segro PLC	204,924	1,739,761
Smiths Group PLC	121,108	3,641,275
Tesco PLC	534,109	3,332,181
Vodafone Group PLC	2,881,491	4,305,196
Total United Kingdom		49,485,575
United States – 8.7%
AP Moller – Maersk AS, Class B	1,992	4,931,316
GSK PLC	99,992	2,721,578
Holcim AG, Registered Shares*	15,179	1,226,334
Novartis AG, Registered Shares	21,390	3,217,218
Sanofi SA	32,505	3,098,050
Schneider Electric SE	13,736	3,625,878
Shell PLC	98,997	4,677,509
Total United States		23,497,883
TOTAL COMMON STOCKS (Cost: $246,902,315)		267,319,934
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $6,453)	6,453	6,453
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
United States – 2.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	346,549	$346,549
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	7,300,000	7,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $7,646,549)		7,646,549
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $254,555,317)		274,972,936
Other Liabilities less Assets – (1.9)%		(5,126,172)
NET ASSETS – 100.0%		$269,846,764

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,379,534 and the total market value of the collateral held by the Fund was $7,646,549.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
CHF	Swiss franc
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
PLN	Polish zloty
SEK	Swedish krona
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$8,200,000	$900,000	$—	$—	$7,300,000	$6,717

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2026	3,160,397	PLN	847,726	USD	$7	$—
Barclays Bank PLC	4/3/2026	797,860	USD	2,850,759	PLN	33,184	—
Barclays Bank PLC	4/3/2026	207,776	USD	766,099	PLN	2,281	—

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (continued) WisdomTree European Opportunities Fund (OPPE) March 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2026	41,555	USD	154,638	PLN	$75	$—
Barclays Bank PLC	4/7/2026	2,964,016	CHF	3,690,636	USD	40	—
Barclays Bank PLC	4/7/2026	4,106,287	CZK	192,596	USD	1	—
Barclays Bank PLC	4/7/2026	7,563,092	SEK	794,130	USD	1	—
Barclays Bank PLC	4/7/2026	3,473,540	USD	2,661,225	CHF	159,887	—
Barclays Bank PLC	4/7/2026	904,568	USD	702,359	CHF	30,018	—
Barclays Bank PLC	4/7/2026	180,913	USD	141,484	CHF	4,743	—
Barclays Bank PLC	4/7/2026	181,267	USD	3,717,915	CZK	6,885	—
Barclays Bank PLC	4/7/2026	47,205	USD	993,557	CZK	604	—
Barclays Bank PLC	4/7/2026	9,441	USD	199,279	CZK	94	—
Barclays Bank PLC	4/7/2026	19,100,629	USD	16,150,430	EUR	487,771	—
Barclays Bank PLC	4/7/2026	4,974,122	USD	4,285,033	EUR	35,757	—
Barclays Bank PLC	4/7/2026	994,824	USD	858,203	EUR	5,772	—
Barclays Bank PLC	4/7/2026	7,123,200	USD	5,297,769	GBP	137,121	—
Barclays Bank PLC	4/7/2026	1,855,000	USD	1,384,905	GBP	28,749	—
Barclays Bank PLC	4/7/2026	371,000	USD	278,893	GBP	3,228	—
Barclays Bank PLC	4/7/2026	747,416	USD	6,731,430	SEK	40,610	—
Barclays Bank PLC	4/7/2026	194,640	USD	1,788,468	SEK	6,849	—
Barclays Bank PLC	4/7/2026	38,928	USD	361,744	SEK	945	—
Barclays Bank PLC	4/8/2026	652,430	USD	4,120,191	DKK	17,090	—
Barclays Bank PLC	4/8/2026	169,904	USD	1,093,258	DKK	1,322	—
Barclays Bank PLC	4/8/2026	33,981	USD	218,959	DKK	217	—
Barclays Bank PLC	5/6/2026	3,134,328	USD	2,509,243	CHF	—	(96)
Barclays Bank PLC	5/6/2026	281,552	USD	6,000,974	CZK	—	(7)
Barclays Bank PLC	5/6/2026	1,043,808	USD	3,891,647	PLN	1	—
Barclays Bank PLC	5/6/2026	2,800,972	USD	26,636,249	SEK	—	(36)
Deutsche Bank AG	4/3/2026	3,160,398	PLN	847,726	USD	7	—
Deutsche Bank AG	4/3/2026	797,860	USD	2,850,783	PLN	33,177	—
Deutsche Bank AG	4/7/2026	2,964,002	CHF	3,690,636	USD	22	—
Deutsche Bank AG	4/7/2026	4,106,242	CZK	192,596	USD	—	(1)
Deutsche Bank AG	4/7/2026	7,563,037	SEK	794,130	USD	—	(5)
Deutsche Bank AG	4/7/2026	3,473,540	USD	2,661,220	CHF	159,894	—
Deutsche Bank AG	4/7/2026	181,267	USD	3,717,931	CZK	6,885	—
Deutsche Bank AG	4/7/2026	19,100,629	USD	16,150,444	EUR	487,755	—
Deutsche Bank AG	4/7/2026	7,123,200	USD	5,297,765	GBP	137,127	—
Deutsche Bank AG	4/7/2026	747,416	USD	6,731,476	SEK	40,605	—
Deutsche Bank AG	4/8/2026	652,430	USD	4,120,230	DKK	17,084	—
Deutsche Bank AG	5/6/2026	3,134,328	USD	2,509,223	CHF	—	(72)
Deutsche Bank AG	5/6/2026	281,552	USD	6,001,095	CZK	—	(13)
Deutsche Bank AG	5/6/2026	1,043,808	USD	3,891,778	PLN	—	(34)
Deutsche Bank AG	5/6/2026	2,800,972	USD	26,636,547	SEK	—	(68)
Goldman Sachs	4/3/2026	3,160,398	PLN	847,726	USD	7	—
Goldman Sachs	4/3/2026	797,860	USD	2,850,742	PLN	33,188	—
Goldman Sachs	4/7/2026	2,964,024	CHF	3,690,636	USD	50	—
Goldman Sachs	4/7/2026	4,106,293	CZK	192,596	USD	2	—
Goldman Sachs	4/7/2026	7,563,171	SEK	794,130	USD	9	—
Goldman Sachs	4/7/2026	3,473,540	USD	2,661,211	CHF	159,905	—
Goldman Sachs	4/7/2026	181,267	USD	3,717,895	CZK	6,886	—
Goldman Sachs	4/7/2026	19,100,629	USD	16,150,416	EUR	487,786	—
Goldman Sachs	4/7/2026	7,123,200	USD	5,297,745	GBP	137,153	—
Goldman Sachs	4/7/2026	747,416	USD	6,731,371	SEK	40,617	—

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (continued) WisdomTree European Opportunities Fund (OPPE) March 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/8/2026	652,430	USD	4,120,120	DKK	$17,101	$—
Goldman Sachs	5/6/2026	3,134,328	USD	2,509,302	CHF	—	(170)
Goldman Sachs	5/6/2026	281,552	USD	6,000,912	CZK	—	(4)
Goldman Sachs	5/6/2026	1,043,808	USD	3,891,724	PLN	—	(20)
Goldman Sachs	5/6/2026	2,800,972	USD	26,636,810	SEK	—	(95)
HSBC Holdings PLC	4/2/2026	985,000	PLN	265,005	USD	—	(792)
HSBC Holdings PLC	4/3/2026	3,160,368	PLN	847,726	USD	—	(1)
HSBC Holdings PLC	4/7/2026	2,963,979	CHF	3,690,636	USD	—	(5)
HSBC Holdings PLC	4/7/2026	4,106,243	CZK	192,596	USD	—	(1)
HSBC Holdings PLC	4/7/2026	7,563,005	SEK	794,130	USD	—	(8)
HSBC Holdings PLC	5/6/2026	3,134,328	USD	2,509,243	CHF	—	(96)
HSBC Holdings PLC	5/6/2026	281,552	USD	6,001,253	CZK	—	(20)
HSBC Holdings PLC	5/6/2026	1,043,808	USD	3,891,796	PLN	—	(39)
HSBC Holdings PLC	5/6/2026	2,800,972	USD	26,636,740	SEK	—	(88)
JPMorgan Chase Bank NA	4/7/2026	88,046,970	EUR	101,472,090	USD	—	(750)
JPMorgan Chase Bank NA	4/8/2026	22,477,054	DKK	3,466,034	USD	—	(38)
JPMorgan Chase Bank NA	5/6/2026	4,448,837	USD	43,341,314	NOK	29	—
Morgan Stanley & Co. International	4/3/2026	207,776	USD	773,162	PLN	386	—
Morgan Stanley & Co. International	4/7/2026	904,568	USD	712,005	CHF	18,007	—
Morgan Stanley & Co. International	4/7/2026	47,205	USD	1,004,731	CZK	80	—
Morgan Stanley & Co. International	4/7/2026	4,974,122	USD	4,326,851	EUR	—	(12,437)
Morgan Stanley & Co. International	4/7/2026	1,855,000	USD	1,394,616	GBP	15,943	—
Morgan Stanley & Co. International	4/7/2026	194,640	USD	1,819,161	SEK	3,627	—
Morgan Stanley & Co. International	4/8/2026	169,904	USD	1,104,069	DKK	—	(345)
Royal Bank of Canada	4/1/2026	99,022	EUR	740,000	DKK	—	(9)
Royal Bank of Canada	4/3/2026	797,860	USD	2,850,793	PLN	33,175	—
Royal Bank of Canada	4/7/2026	570,000	GBP	603,277	CHF	447	—
Royal Bank of Canada	4/7/2026	3,473,540	USD	2,661,183	CHF	159,939	—
Royal Bank of Canada	4/7/2026	181,267	USD	3,717,914	CZK	6,885	—
Royal Bank of Canada	4/7/2026	19,100,629	USD	16,150,444	EUR	487,755	—
Royal Bank of Canada	4/7/2026	7,123,200	USD	5,297,761	GBP	137,132	—
Royal Bank of Canada	4/7/2026	747,416	USD	6,731,316	SEK	40,622	—
Royal Bank of Canada	4/8/2026	652,430	USD	4,120,171	DKK	17,093	—
Standard Chartered Bank	4/2/2026	2,670,000	CZK	125,561	USD	—	(334)
Standard Chartered Bank	4/7/2026	2,360,000	NOK	2,305,342	SEK	139	—
Standard Chartered Bank	4/7/2026	392,529	USD	340,000	EUR	781	—
UBS Group AG	4/3/2026	763,870	PLN	207,776	USD	—	(2,879)
UBS Group AG	4/3/2026	3,160,389	PLN	847,724	USD	6	—
UBS Group AG	4/3/2026	797,857	USD	2,850,753	PLN	33,182	—
UBS Group AG	4/7/2026	704,118	CHF	904,568	USD	—	(27,827)
UBS Group AG	4/7/2026	2,964,013	CHF	3,690,633	USD	40	—
UBS Group AG	4/7/2026	995,048	CZK	47,205	USD	—	(534)
UBS Group AG	4/7/2026	4,106,197	CZK	192,596	USD	—	(3)
UBS Group AG	4/7/2026	4,295,238	EUR	4,974,122	USD	—	(23,996)
UBS Group AG	4/7/2026	1,384,513	GBP	1,855,000	USD	—	(29,266)
UBS Group AG	4/7/2026	28,696,552	GBP	37,842,000	USD	—	(340)
UBS Group AG	4/7/2026	1,793,025	SEK	194,640	USD	—	(6,371)
UBS Group AG	4/7/2026	7,563,143	SEK	794,127	USD	9	—
UBS Group AG	4/7/2026	3,473,536	USD	2,661,239	CHF	159,866	—
UBS Group AG	4/7/2026	181,266	USD	3,717,927	CZK	6,884	—
UBS Group AG	4/7/2026	19,100,628	USD	16,150,525	EUR	487,661	—
See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (concluded) WisdomTree European Opportunities Fund (OPPE) March 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	4/7/2026	7,123,200	USD	5,297,760	GBP	$137,133	$—
UBS Group AG	4/7/2026	747,415	USD	6,731,511	SEK	40,601	—
UBS Group AG	4/8/2026	1,095,926	DKK	169,904	USD	—	(911)
UBS Group AG	4/8/2026	652,429	USD	4,120,162	DKK	17,094	—
UBS Group AG	5/6/2026	3,134,325	USD	2,509,215	CHF	—	(65)
UBS Group AG	5/6/2026	281,548	USD	6,000,973	CZK	—	(11)
UBS Group AG	5/6/2026	1,043,807	USD	3,891,707	PLN	—	(16)
UBS Group AG	5/6/2026	2,800,968	USD	26,636,842	SEK	—	(103)
						$4,573,028	$(107,906)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$267,319,934	$—	$—	$267,319,934
Mutual Fund	—	6,453	—	6,453
Investment of Cash Collateral for Securities Loaned	—	7,646,549	—	7,646,549
Total Investments in Securities	$267,319,934	$7,653,002	$—	$274,972,936
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4,573,028	$—	$4,573,028
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(107,906)	$—	$(107,906)
Total – Net	$267,319,934	$12,118,124	$—	$279,438,058

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments WisdomTree Europe Quality Dividend Growth Fund (EUDG) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.9%
Austria – 2.2%
ANDRITZ AG	1,637	$112,226
BAWAG Group AG*(a)	2,145	320,055
Erste Group Bank AG	6,139	654,286
Kontron AG	825	17,937
Raiffeisen Bank International AG*	6,959	291,540
Wienerberger AG	1,707	44,804
Total Austria		1,440,848
Belgium – 0.4%
Solvay SA	3,445	105,028
Syensqo SA	936	53,362
UCB SA	391	116,457
Total Belgium		274,847
Brazil – 0.1%
Pluxee NV	6,296	76,242
Chile – 0.3%
Antofagasta PLC	4,025	176,589
China – 0.3%
Prosus NV*	4,015	180,325
Denmark – 2.3%
D/S Norden AS	615	27,860
ISS AS	1,315	47,568
Novo Nordisk AS, Class B	38,090	1,356,120
Pandora AS	756	52,888
Royal Unibrew AS	668	54,024
Total Denmark		1,538,460
Finland – 0.8%
Kone OYJ, Class B	5,201	328,274
Konecranes OYJ	2,334	75,137
Sanoma OYJ	2,424	24,997
Valmet OYJ(b)	3,539	99,372
Total Finland		527,780
France – 14.0%
Accor SA	2,847	133,246
Air Liquide SA	3,854	790,068
Airbus SE	2,778	514,754
BioMerieux	388	41,040
Bouygues SA	7,248	412,630
Bureau Veritas SA	5,460	161,679
Cie Generale des Etablissements Michelin SCA	12,129	407,931
Dassault Aviation SA	500	183,891
Edenred SE	9,012	177,145
Eiffage SA	1,498	226,364
Etablissements Maurel & Prom SA	6,196	77,102
Hermes International SCA	298	552,459
Interparfums SA	1,420	37,369
Kering SA	891	263,428
Investments	Shares	Value
Legrand SA	1,470	$223,065
L’Oreal SA	3,538	1,424,119
LVMH Moet Hennessy Louis Vuitton SE	4,283	2,285,339
Nexans SA	375	49,645
Opmobility	2,862	49,398
Rexel SA	4,865	186,549
Safran SA	1,464	471,298
Technip Energies NV	1,538	64,823
Thales SA	1,073	311,674
Valeo SE	4,163	49,549
Vallourec SACA	7,945	199,105
Total France		9,293,670
Georgia – 0.5%
Lion Finance Group PLC	1,499	183,440
TBC Bank Group PLC	2,370	127,513
Total Georgia		310,953
Germany – 11.4%
adidas AG	706	111,158
Aurubis AG	267	46,146
Bechtle AG	1,092	36,689
Bilfinger SE	385	43,473
Continental AG	2,456	168,656
CTS Eventim AG & Co. KGaA	811	46,404
Daimler Truck Holding AG	15,815	755,668
Deutsche Lufthansa AG, Registered Shares	19,169	158,935
Deutsche Post AG, Registered Shares	20,322	1,047,822
Deutsche Telekom AG, Registered Shares	53,469	1,968,343
Deutz AG	1,706	16,590
Fielmann Group AG	833	41,799
flatexDEGIRO SE	2,830	95,865
GEA Group AG	1,359	95,829
Heidelberg Materials AG	1,092	224,400
Hensoldt AG	234	20,383
HochTief AG	555	244,790
Hugo Boss AG	999	42,278
Infineon Technologies AG	5,271	230,783
Knorr-Bremse AG	1,344	150,442
Krones AG	314	41,678
Nemetschek SE	317	23,266
RENK Group AG	247	14,412
Rheinmetall AG	83	138,141
RWE AG	7,166	476,245
SAP SE	4,397	744,228
Scout24 SE(a)	482	36,654
Sixt SE	460	34,053
Stroeer SE & Co. KGaA	1,184	41,540
Traton SE(b)	11,488	407,948
Wacker Neuson SE	1,087	22,644
Total Germany		7,527,262

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Europe Quality Dividend Growth Fund (EUDG) March 31, 2026
Investments	Shares	Value
Ireland – 0.5%
Bank of Ireland Group PLC	18,704	$332,636
Israel – 0.4%
Energean PLC	6,937	79,037
Plus500 Ltd.	3,040	163,080
Total Israel		242,117
Italy – 2.1%
Alerion Cleanpower SpA	909	21,366
Brembo NV	4,638	43,366
Brunello Cucinelli SpA(b)	353	30,334
Coca-Cola HBC AG*	3,525	197,372
DiaSorin SpA	430	29,717
Ferrari NV	631	210,114
Leonardo SpA	2,140	143,110
Maire SpA	3,718	56,975
Moltiply Group SpA	1,674	60,949
Moncler SpA	2,622	155,283
Prysmian SpA	1,056	120,188
Recordati Industria Chimica & Farmaceutica SpA	1,996	112,782
Ryanair Holdings PLC	6,683	183,802
Technogym SpA(a)	2,579	51,526
Total Italy		1,416,884
Luxembourg – 0.2%
APERAM SA	1,852	72,466
Eurofins Scientific SE	765	55,231
Total Luxembourg		127,697
Netherlands – 6.3%
Arcadis NV	725	22,905
ASM International NV	120	88,074
ASML Holding NV	1,080	1,392,705
Heineken Holding NV	3,372	238,358
ING Groep NV	60,267	1,534,963
Koninklijke BAM Groep NV	3,454	34,285
Koninklijke Heijmans NV	389	34,333
Koninklijke KPN NV	63,157	349,512
Koninklijke Vopak NV	1,886	101,916
Universal Music Group NV	14,475	277,440
Wolters Kluwer NV	1,821	135,583
Total Netherlands		4,210,074
Nigeria – 0.2%
Airtel Africa PLC(a)	28,394	129,029
Norway – 1.3%
Austevoll Seafood ASA	5,738	60,909
Borregaard ASA	1,587	28,478
Europris ASA(a)	3,406	31,924
Frontline PLC	3,940	137,482
Kongsberg Gruppen ASA	4,770	202,118
Leroy Seafood Group ASA	13,499	68,181
Mowi ASA	6,232	140,494
Investments	Shares	Value
Norwegian Air Shuttle ASA	24,509	$35,779
Stolt-Nielsen Ltd.	1,854	63,475
TOMRA Systems ASA	2,173	25,766
Veidekke ASA	4,365	84,423
Total Norway		879,029
Portugal – 0.7%
Banco Comercial Portugues SA, Class R	324,527	311,101
Corticeira Amorim SGPS SA	4,720	35,295
Jeronimo Martins SGPS SA	6,195	146,755
Total Portugal		493,151
Spain – 6.8%
Amadeus IT Group SA	3,319	186,160
Banco Bilbao Vizcaya Argentaria SA	94,679	1,990,877
Faes Farma SA	7,036	37,737
Gestamp Automocion SA(a)	6,918	23,434
Indra Sistemas SA	527	28,684
Industria de Diseno Textil SA	38,133	2,163,450
Puig Brands SA, Class B	1,864	36,275
Viscofan SA	758	52,577
Total Spain		4,519,194
Sweden – 6.6%
AAK AB	2,099	53,410
AddTech AB, Class B	1,387	46,242
Assa Abloy AB, Class B	7,065	249,486
Atea ASA*	3,152	45,755
Atlas Copco AB, Class B	11,414	173,554
Atlas Copco AB, Class A	21,272	364,312
Axfood AB	2,764	93,340
Betsson AB, Class B	2,718	28,589
Bilia AB, Class A	2,372	30,975
Billerud Aktiebolag	4,790	36,605
Bravida Holding AB(a)	4,073	42,071
Elekta AB, Class B	8,148	47,214
Epiroc AB, Class A	5,525	132,873
Epiroc AB, Class B	3,111	65,380
EQT AB	8,454	254,252
Evolution AB(a)	3,201	196,638
Granges AB	1,527	23,708
Hexpol AB	7,675	57,726
Indutrade AB	2,293	51,607
Lifco AB, Class B	1,418	41,946
Loomis AB	1,071	48,141
Munters Group AB(a)	1,449	25,219
Mycronic AB	1,757	40,207
Peab AB, Class B	4,716	47,624
Saab AB, Class B	1,064	68,958
Sandvik AB	9,923	372,285
SKF AB, Class B	5,390	126,854
Sweco AB, Class B	2,750	38,307
Tele2 AB, Class B	9,904	202,317
Thule Group AB(a)	1,720	36,689

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Europe Quality Dividend Growth Fund (EUDG) March 31, 2026
Investments	Shares	Value
Trelleborg AB, Class B	1,707	$62,501
Volvo AB, Class B	39,309	1,260,611
Total Sweden		4,365,396
Switzerland – 3.6%
ABB Ltd., Registered Shares	6,995	550,512
Belimo Holding AG, Registered Shares	25	19,772
Geberit AG, Registered Shares	73	48,385
Kuehne & Nagel International AG, Registered Shares	1,273	285,635
Logitech International SA, Registered Shares	361	32,508
Partners Group Holding AG	301	316,976
Schindler Holding AG, Participation Certificate	117	37,915
SGS SA, Registered Shares	545	57,040
Sika AG, Registered Shares	286	46,234
Sonova Holding AG, Registered Shares	129	28,736
Straumann Holding AG, Registered Shares	284	28,982
UBS Group AG, Registered Shares	22,896	875,607
VAT Group AG(a)	56	33,716
Total Switzerland		2,362,018
United Kingdom – 14.5%
AJ Bell PLC	17,034	105,530
AstraZeneca PLC	9,941	1,925,740
Autotrader Group PLC(a)	5,347	33,105
B&M European Value Retail PLC	44,922	99,817
BAE Systems PLC	18,749	543,934
Bridgepoint Group PLC(a)	33,463	101,405
Bytes Technology Group PLC	5,043	18,381
Centrica PLC	51,809	145,181
Coats Group PLC	34,319	36,296
Compass Group PLC	10,829	297,742
Games Workshop Group PLC	449	104,801
Halma PLC	1,361	68,236
Hiscox Ltd.	8,131	162,015
Howden Joinery Group PLC	5,853	61,052
IMI PLC	1,884	62,856
Imperial Brands PLC	17,322	698,296
Inchcape PLC	5,600	55,385
IntegraFin Holdings PLC	15,251	61,541
International Consolidated Airlines Group SA	31,817	146,766
Intertek Group PLC	1,973	94,913
JD Sports Fashion PLC	23,111	21,535
Lancashire Holdings Ltd.	9,840	75,780
Lloyds Banking Group PLC	915,725	1,115,066
Man Group PLC	45,049	149,466
Marks & Spencer Group PLC	7,396	33,083
Mitie Group PLC	18,834	41,974
MONY Group PLC	15,188	30,083
Next PLC	873	145,918
RELX PLC	12,166	397,232
Rightmove PLC	4,942	27,951
Rolls-Royce Holdings PLC	27,804	415,049
Investments	Shares	Value
Rotork PLC	11,132	$45,889
RS Group PLC	8,324	61,470
Sage Group PLC	6,940	76,674
Softcat PLC	3,109	49,813
Spirax Group PLC	703	61,880
SSE PLC	13,671	467,825
Telecom Plus PLC	1,790	30,497
Unilever PLC	26,550	1,470,131
Weir Group PLC	1,694	62,504
WH Smith PLC	3,152	23,859
Total United Kingdom		9,626,671
United States – 23.4%
BP PLC	323,188	2,583,976
Experian PLC	4,353	149,133
Ferrovial SE	4,086	260,911
GSK PLC	53,969	1,468,926
Holcim AG, Registered Shares*	2,042	164,976
InterContinental Hotels Group PLC	838	109,275
Nestle SA, Registered Shares	33,816	3,300,169
Novartis AG, Registered Shares	23,031	3,464,037
Roche Holding AG, Bearer Shares	652	265,490
Roche Holding AG	7,518	2,944,328
Schneider Electric SE	3,169	836,518
Total United States		15,547,739
TOTAL COMMON STOCKS (Cost: $58,034,209)		65,598,611
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $54,043)	54,043	54,043
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $122,358)	122,358	122,358
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $58,210,610)		65,775,012
Other Assets less Liabilities – 0.8%		557,420
NET ASSETS – 100.0%		$66,332,432

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $404,327. The Fund also had securities on loan having a total market value of $2,668 that were sold and pending settlement. The total market value of the collateral held by the Fund was $420,797. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $298,439.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (concluded) WisdomTree Europe Quality Dividend Growth Fund (EUDG) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$65,598,611	$—	$—	$65,598,611
Mutual Fund	—	54,043	—	54,043
Investment of Cash Collateral for Securities Loaned	—	122,358	—	122,358
Total Investments in Securities	$65,598,611	$176,401	$—	$65,775,012

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.5%
Austria – 1.0%
Kontron AG	15,571	$338,545
Palfinger AG	9,310	363,108
Porr AG	11,091	457,490
SBO AG	10,946	455,923
Total Austria		1,615,066
Belgium – 2.9%
Barco NV	36,279	395,643
Bekaert SA	26,734	1,232,116
Deceuninck NV	49,995	114,978
EVS Broadcast Equipment SA	3,494	134,059
Fagron	12,730	316,818
Ion Beam Applications	7,380	110,372
Kinepolis Group NV	5,027	150,885
Montea NV	12,350	930,620
Retail Estates NV	9,874	750,870
Tessenderlo Group SA	14,808	334,070
Total Belgium		4,470,431
Denmark – 1.1%
Cementir Holding NV	29,700	524,256
Chemometec AS	1,909	88,541
D/S Norden AS	10,417	471,908
Matas AS(a)	6,756	109,798
Per Aarsleff Holding AS	3,945	451,959
Total Denmark		1,646,462
Finland – 3.0%
Aktia Bank OYJ	31,123	449,683
F-Secure OYJ	51,432	95,408
Harvia OYJ	4,087	155,634
Marimekko OYJ	13,196	154,477
Nokian Renkaat OYJ(a)	46,070	482,514
Oma Saastopankki OYJ	10,959	152,786
Outokumpu OYJ	284,604	1,521,552
Pihlajalinna OYJ	9,060	134,662
Puuilo OYJ	41,240	598,236
Raisio OYJ, Class V	38,889	119,189
Sanoma OYJ	15,408	158,890
Terveystalo OYJ(b)	63,941	637,270
Total Finland		4,660,301
France – 5.4%
ABC arbitrage	33,780	204,726
Antin Infrastructure Partners SA(a)	32,980	389,115
Bonduelle SCA(a)	8,146	79,122
Cie des Alpes	25,196	685,128
Derichebourg SA	31,476	295,754
Etablissements Maurel & Prom SA	123,686	1,539,119
GL Events SACA	12,887	434,316
IPSOS SA	22,663	878,418
Kaufman & Broad SA	14,249	464,621
Investments	Shares	Value
Lectra	7,031	$135,289
LISI SA	5,351	323,068
Louis Hachette Group	77,519	139,290
Mersen SA	7,847	200,717
Opmobility	66,137	1,141,522
Planisware SA	11,438	189,512
Pullup Entertainment(a)	6,908	104,586
Quadient SA	18,354	227,970
Television Francaise 1 SA	113,229	904,757
Total France		8,337,030
Germany – 6.0%
AIXTRON SE	13,191	496,996
Alzchem Group AG	1,699	332,790
Borussia Dortmund GmbH & Co. KGaA	22,264	77,856
Cancom SE	12,629	351,410
Dermapharm Holding SE(a)	14,035	684,039
Deutz AG	26,764	260,268
Eckert & Ziegler SE	6,571	110,690
Elmos Semiconductor SE	3,409	564,825
Friedrich Vorwerk Group SE	1,372	110,657
Indus Holding AG	13,246	404,444
MLP SE	53,542	430,604
Mutares SE & Co. KGaA(a)	14,248	467,871
Nagarro SE(a)	2,769	150,844
PNE AG	6,051	58,843
ProCredit Holding AG	37,999	319,612
ProSiebenSat.1 Media SE	20,617	92,454
SAF-Holland SE	27,785	525,668
Salzgitter AG	3,878	163,090
Sirius Real Estate Ltd.	793,630	969,114
Softwareone Holding AG	80,540	697,602
Stroeer SE & Co. KGaA	31,540	1,106,565
SUSS MicroTec SE	1,685	95,248
Vossloh AG	3,436	269,209
Wacker Neuson SE	21,074	439,009
Wuestenrot & Wuerttembergische AG	11,057	173,517
Total Germany		9,353,225
Ireland – 1.2%
C&C Group PLC(a)	140,710	207,821
Cairn Homes PLC	281,249	680,515
COSMO Pharmaceuticals NV(a)	4,916	507,170
Greencore Group PLC	53,480	171,021
Origin Enterprises PLC	37,730	194,974
Uniphar PLC	20,529	89,883
Total Ireland		1,851,384
Israel – 1.3%
Energean PLC	181,710	2,070,324
Italy – 4.6%
Alerion Cleanpower SpA	16,861	396,316
Arnoldo Mondadori Editore SpA	163,327	374,865
Ascopiave SpA	59,946	234,146

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2026
Investments	Shares	Value
Banco di Desio e della Brianza SpA	61,171	$606,138
BasicNet SpA	13,357	97,880
Datalogic SpA	18,855	110,362
Digital Value SpA	2,909	97,201
El.En. SpA	15,458	218,894
Equita Group SpA	29,755	194,731
Esprinet SpA	35,819	203,464
Ferretti SpA(a)	120,776	555,241
Fiera Milano SpA	29,698	244,659
Fila SpA	16,635	176,335
Garofalo Health Care SpA	17,420	92,529
Gas Plus SpA	21,305	179,198
GPI SpA(a)	12,827	243,267
Immobiliare Grande Distribuzione SIIQ SpA	48,094	219,162
IMMSI SpA	145,170	78,782
Moltiply Group SpA	3,241	118,003
Orsero SpA	7,370	127,036
OVS SpA(b)	65,363	335,286
RAI Way SpA(b)	137,220	928,075
Revo Insurance SpA	5,320	144,967
Rizzoli Corriere Della Sera Mediagroup SpA	104,190	113,925
Sanlorenzo SpA	10,507	372,870
Sesa SpA	1,896	172,909
Sogefi SpA	103,351	225,778
Tinexta SpA	8,815	151,943
Wiit SpA(a)	4,530	136,489
Total Italy		7,150,451
Luxembourg – 1.2%
APERAM SA	47,085	1,842,375
Netherlands – 4.8%
Acomo NV	15,020	460,341
AMG Critical Materials NV	4,438	173,960
Brunel International NV(a)	34,046	258,511
Corbion NV	22,768	492,136
Eurocommercial Properties NV	34,375	1,033,739
ForFarmers NV	60,015	433,566
Havas NV*	55,049	950,778
Kendrion NV	6,611	128,731
Koninklijke BAM Groep NV	78,561	779,812
Koninklijke Heijmans NV	10,647	939,688
PostNL NV	331,588	411,856
Sligro Food Group NV	20,644	320,636
Wereldhave NV	47,195	1,155,534
Total Netherlands		7,539,288
Norway – 16.2%
AF Gruppen ASA	16,045	280,019
Austevoll Seafood ASA	88,281	937,101
Borregaard ASA	22,922	411,332
Bouvet ASA	48,993	253,994
BW Offshore Ltd.	66,150	351,770
Deep Value Driller AS	175,837	381,785
Investments	Shares	Value
DOF Group ASA	219,182	$3,127,652
Elmera Group ASA(b)	68,225	246,539
Elopak ASA	87,862	326,970
Europris ASA(b)	59,583	558,460
Hoegh Autoliners ASA	269,988	3,849,864
Kid ASA(b)	23,763	307,376
Kitron ASA	14,930	143,308
Klaveness Combination Carriers ASA(b)	41,320	400,010
Moreld AS*	82,655	147,814
Multiconsult ASA(b)	14,862	248,693
NORBIT ASA	15,997	313,011
Norconsult Norge AS	166,349	701,876
Norwegian Air Shuttle ASA	844,562	1,232,906
Odfjell Drilling Ltd.	192,450	2,007,291
Odfjell SE, Class A	37,559	457,296
Pareto Bank ASA	25,533	223,851
Pexip Holding ASA	53,407	333,898
Reach Subsea ASA	146,760	105,765
SpareBank 1 Nord Norge	67,470	1,078,445
SpareBank 1 Oestlandet	23,885	486,235
SpareBank 1 SMN	69,846	1,481,752
Sparebanken More	9,584	115,548
Sparebanken Norge	81,910	1,677,730
Stolt-Nielsen Ltd.	41,215	1,411,074
Veidekke ASA	43,523	841,780
Wilh Wilhelmsen Holding ASA, Class A	9,708	722,548
Total Norway		25,163,693
Peru – 0.2%
Hochschild Mining PLC	44,592	351,057
Portugal – 4.5%
Altri SGPS SA(a)	126,463	713,254
Corticeira Amorim SGPS SA	78,565	587,492
CTT-Correios de Portugal SA	30,058	208,836
Martifer SGPS SA	34,242	96,661
Mota-Engil SGPS SA(a)	75,949	387,487
NOS SGPS SA	413,352	2,590,877
REN – Redes Energeticas Nacionais SGPS SA	452,216	1,946,096
Semapa-Sociedade de Investimento & Gestao	17,478	447,067
Total Portugal		6,977,770
South Africa – 0.6%
Pan African Resources PLC	496,472	912,648
Spain – 5.1%
Almirall SA	32,798	459,524
ATALAYA MINING COPPER SA	18,974	177,399
Befesa SA(b)	7,962	266,774
Construcciones y Auxiliar de Ferrocarriles SA	12,374	829,776
Elecnor SA	64,564	2,499,525
Faes Farma SA	111,409	597,541
Gestamp Automocion SA(b)	187,446	634,967
Global Dominion Access SA(b)	45,713	161,962
Grupo Empresarial San Jose SA	22,010	200,343

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2026
Investments	Shares	Value
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	198,896	$269,960
Melia Hotels International SA	45,631	503,153
Metrovacesa SA*(b)	16,266	208,033
Pharma Mar SA*	1,731	174,316
Prosegur Cash SA(b)	368,674	266,766
Prosegur Cia de Seguridad SA	137,446	409,374
Tubacex SA(a)	77,476	252,628
Total Spain		7,912,041
Sweden – 13.7%
AcadeMedia AB(b)	35,613	375,336
AddLife AB, Class B	9,273	135,792
Addnode Group AB	15,213	105,719
Alimak Group AB(b)	29,375	329,944
Alleima AB	78,571	609,928
Alligo AB, Class B	7,619	101,253
Ambea AB(b)	15,240	212,132
AQ Group AB	7,382	143,979
Arjo AB, Class B	83,558	219,108
Atea ASA*	55,734	809,037
Attendo AB(b)	27,184	288,783
Bahnhof AB, Class B	42,559	231,866
Beijer Alma AB	12,108	303,772
Bergman & Beving AB	2,664	75,505
Betsson AB, Class B	60,797	639,481
Bilia AB, Class A	48,134	628,565
Billerud Aktiebolag	107,870	824,347
BioGaia AB, Class B	64,593	809,595
Bravida Holding AB(b)	80,018	826,534
Bufab AB	18,955	208,050
Clas Ohlson AB, Class B	17,798	695,385
Cloetta AB, Class B	131,469	732,128
Coor Service Management Holding AB(b)	25,774	160,170
Corem Property Group AB, Class B	312,766	109,528
Dios Fastigheter AB	45,866	302,122
Duni AB(a)	22,511	226,380
Electrolux Professional AB, Class B	34,843	184,342
Elekta AB, Class B	188,519	1,092,376
Engcon AB	15,012	101,958
Fagerhult Group AB	37,865	108,512
FastPartner AB, Class A	39,729	178,288
Ferronordic AB*	12,821	56,526
Granges AB	29,420	456,761
Heba Fastighets AB, Class B	26,061	76,053
Hemnet Group AB	7,795	87,227
Intea Fastigheter AB*	16,272	119,654
INVISIO AB	3,568	97,194
Inwido AB	16,890	261,871
Lindab International AB	21,158	338,706
MIPS AB	5,283	127,441
Morrow Bank AB*	104,213	138,385
Munters Group AB(b)	24,853	432,555
Investments	Shares	Value
NCC AB, Class B	57,631	$1,251,079
New Wave Group AB, Class B	29,178	294,805
Nolato AB, Class B	58,085	291,088
Note AB	10,407	184,188
NP3 Fastigheter AB	12,750	327,910
Nyab AB	160,026	102,638
OEM International AB, Class B	13,064	176,907
Paradox Interactive AB	19,871	258,028
Peab AB, Class B	92,600	935,113
Platzer Fastigheter Holding AB, Class B	28,733	203,593
Ratos AB, Class B	84,036	284,229
RaySearch Laboratories AB	5,529	111,088
Rejlers AB	4,960	81,953
Rusta AB	35,401	346,531
Rvrc Holding AB	27,667	190,231
Scandi Standard AB	19,221	298,214
Scandic Hotels Group AB(b)	65,182	581,942
SkiStar AB	13,490	230,681
Svedbergs Group AB	19,503	139,830
Synsam AB	47,714	344,097
Systemair AB	34,662	257,975
Troax Group AB	15,267	154,333
Truecaller AB, Class B	36,982	42,237
VBG Group AB, Class B	4,720	172,722
Zinzino AB, Class B(a)	9,487	139,025
Total Sweden		21,362,725
Switzerland – 0.7%
Comet Holding AG, Registered Shares	588	180,889
Implenia AG, Registered Shares*	2,220	171,566
Landis & Gyr Group AG*	5,430	341,255
Vetropack Holding AG, Registered Shares(a)	6,069	171,447
Zehnder Group AG	1,784	147,196
Total Switzerland		1,012,353
United Kingdom – 25.0%
Advanced Medical Solutions Group PLC	28,529	72,233
AG Barr PLC	43,649	375,291
AJ Bell PLC	137,643	852,733
Alfa Financial Software Holdings PLC(b)	123,577	236,293
Avon Technologies PLC	3,251	71,080
Baltic Classifieds Group PLC	53,680	129,542
Bloomsbury Publishing PLC(a)	27,199	201,933
Bodycote PLC	58,440	470,481
BRCK Group PLC	195,016	130,641
Brooks Macdonald Group PLC	8,021	142,265
BTG Consulting PLC	83,736	132,507
Bytes Technology Group PLC(a)	118,730	432,757
Card Factory PLC	189,782	158,919
Chemring Group PLC	35,329	236,669
Chesnara PLC	181,324	718,531
City of London Investment Group PLC	45,076	233,011
Clarkson PLC	9,367	569,439

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2026
Investments	Shares	Value
CMC Markets PLC(b)	140,193	$635,037
Coats Group PLC	571,758	604,689
Cohort PLC(a)	4,872	77,996
Costain Group PLC	41,190	98,531
Craneware PLC	7,918	138,871
Currys PLC	122,457	200,725
CVS Group PLC	5,426	79,996
DiscoverIE Group PLC	17,707	125,624
Domino’s Pizza Group PLC	235,399	534,544
Dr. Martens PLC	266,859	221,525
Elementis PLC	111,952	220,856
Elixirr International PLC	14,256	112,796
Essentra PLC(a)	69,443	82,783
Everplay Group PLC	22,652	66,911
Ferrari Group PLC	31,978	308,393
Fevertree Drinks PLC	26,351	264,788
Firstgroup PLC	238,728	523,215
Fonix PLC	52,086	99,251
Foresight Group Holdings Ltd.	87,086	404,238
Forterra PLC(b)	53,309	108,822
FRP Advisory Group PLC	105,018	151,643
Fuller Smith & Turner PLC, Class A	12,230	104,830
FW Thorpe PLC	22,789	72,124
Galliford Try Holdings PLC	50,990	322,418
Gamma Communications PLC	19,851	185,860
GB Group PLC	45,502	120,607
Genuit Group PLC	79,910	301,906
Genus PLC	8,017	250,557
Grainger PLC	299,755	640,365
Greggs PLC(a)	43,141	865,866
Halfords Group PLC	139,476	237,266
Hammerson PLC	290,542	1,128,723
Hargreaves Services PLC	19,496	190,249
Harworth Group PLC	36,235	70,002
Helical PLC(a)	34,984	80,918
Henry Boot PLC	45,739	109,775
Hill & Smith PLC	28,932	803,112
Hilton Food Group PLC	46,947	316,355
Hollywood Bowl Group PLC	78,826	244,797
Hunting PLC	46,835	306,336
IntegraFin Holdings PLC	96,557	389,629
J D Wetherspoon PLC(a)	29,827	219,477
James Halstead PLC	197,431	313,724
Johnson Service Group PLC	111,138	187,008
Jupiter Fund Management PLC	226,474	497,553
Kainos Group PLC	33,364	321,179
Keller Group PLC	21,791	552,302
Keystone Law Group PLC	12,452	73,892
Kier Group PLC	128,066	321,886
Lancashire Holdings Ltd.	88,701	683,105
LSL Property Services PLC	40,138	118,034
Luceco PLC(b)	53,248	121,477
Investments	Shares	Value
Me Group International PLC	167,110	$298,819
Midwich Group PLC	61,999	128,360
Mitie Group PLC	404,569	901,623
MONY Group PLC	342,093	677,579
Moonpig Group PLC	46,922	129,630
Morgan Advanced Materials PLC	147,693	391,473
Morgan Sindall Group PLC	19,862	1,083,039
Mortgage Advice Bureau Holdings Ltd.	18,841	138,142
Next 15 Group PLC	42,500	126,661
Nichols PLC	11,105	137,069
Ninety One PLC	356,474	1,068,967
Norcros PLC	30,279	111,002
On the Beach Group PLC(b)	24,387	50,554
Oxford Instruments PLC	7,300	231,036
Paratus Energy Services Ltd.	99,891	474,795
PayPoint PLC(a)	34,121	249,274
Pennon Group PLC	287,444	2,007,081
Personal Group Holdings PLC(a)	29,993	139,618
Petronor E&P ASA*	101,532	140,713
Pets at Home Group PLC	275,525	658,362
Polar Capital Holdings PLC	83,261	668,659
PPHE Hotel Group Ltd.(a)	12,306	258,348
Premier Foods PLC	136,054	331,558
Premier Miton Group PLC	188,592	107,561
Property Franchise Group PLC	32,928	186,715
PZ Cussons PLC	196,494	207,293
Ramsdens Holdings PLC	19,057	87,957
Rank Group PLC	143,302	168,752
Renew Holdings PLC	14,934	167,394
Restore PLC(a)	28,187	89,766
S4 Capital PLC(a)	307,922	112,884
Sabre Insurance Group PLC(b)	223,388	460,726
Safestore Holdings PLC	93,599	783,157
Savills PLC	44,114	479,346
Secure Trust Bank PLC	10,786	181,350
Senior PLC	46,418	175,065
Smiths News PLC	234,602	197,997
Spire Healthcare Group PLC(b)	40,003	77,018
SSP Group PLC	180,976	417,404
Supreme PLC	43,759	75,016
Tatton Asset Management PLC	24,706	189,614
Telecom Plus PLC	40,291	686,462
Travis Perkins PLC	42,617	317,524
Tristel PLC	21,294	101,089
Vertu Motors PLC	126,162	96,328
Victorian Plumbing Group PLC	90,209	76,609
Volex PLC	19,611	117,150
Volution Group PLC	26,319	197,829
Warpaint London PLC(a)	44,177	107,774
WH Smith PLC	66,710	504,950
Wickes Group PLC	117,417	323,611
Wilmington PLC	18,406	55,826
See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Europe SmallCap Dividend Fund (DFE) March 31, 2026
Investments	Shares	Value
Workspace Group PLC	133,215	$599,915
XPS Pensions Group PLC	72,804	278,419
YouGov PLC	40,847	91,032
Young & Co.’s Brewery PLC, Class A	12,068	120,310
Yu Group PLC(a)	7,467	163,948
Zotefoams PLC	15,808	70,668
Total United Kingdom		38,853,712
TOTAL COMMON STOCKS (Cost: $137,316,307)		153,082,336
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $217,850)	217,850	217,850
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%
United States – 3.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	320,253	320,253
Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	5,400,000	$5,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $5,720,253)		5,720,253
TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $143,254,410)		159,020,439
Other Liabilities less Assets – (2.3)%		(3,609,180)
NET ASSETS – 100.0%		$155,411,259

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,375,528 and the total market value of the collateral held by the Fund was $7,117,595. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,397,342.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Dividend Income	Securities Lending Income
WisdomTree International MidCap Dividend Fund	$516,282	$778,778	$1,398,769	$116,272	$(12,563)	$	—^	$17,399	$—
WisdomTree Treasury Money Market Digital Fund	—	7,400,000	2,000,000	—	—		5,400,000	—	6,922
Total	$516,282	$8,178,778	$3,398,769	$116,272	$(12,563)		$5,400,000	$17,399	$6,922

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$153,082,336	$—	$—	$153,082,336
Mutual Fund	—	217,850	—	217,850
Investment of Cash Collateral for Securities Loaned	—	5,720,253	—	5,720,253
Total Investments in Securities	$153,082,336	$5,938,103	$—	$159,020,439

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments WisdomTree International AI Enhanced Value Fund (AIVI) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 96.5%
Australia – 5.8%
APA Group	23,871	$162,675
National Australia Bank Ltd.	54,092	1,535,253
Scentre Group	159,791	363,344
Sonic Healthcare Ltd.	9,498	133,031
Suncorp Group Ltd.	18,980	209,940
Transurban Group	82,148	788,247
Vicinity Ltd.	127,715	204,685
Total Australia		3,397,175
Belgium – 1.9%
Ageas SA	3,278	238,135
Anheuser-Busch InBev SA	4,435	305,169
Groupe Bruxelles Lambert NV	3,338	299,030
Syensqo SA	4,857	276,902
Total Belgium		1,119,236
Denmark – 1.1%
Carlsberg AS, Class B	1,553	192,335
Danske Bank AS	9,028	434,737
Total Denmark		627,072
France – 12.2%
Air Liquide SA	771	158,054
AXA SA	14,081	636,635
Bouygues SA	3,061	174,263
Capgemini SE	4,911	568,675
Carrefour SA	8,945	163,924
Cie Generale des Etablissements Michelin SCA	8,898	299,264
Eiffage SA	4,725	713,999
Gecina SA	2,141	167,253
Getlink SE	10,722	229,412
Klepierre SA	5,081	189,797
Publicis Groupe SA	1,931	157,612
Renault SA	7,774	259,938
TotalEnergies SE	24,147	2,251,092
Vinci SA	7,937	1,173,762
Total France		7,143,680
Germany – 5.7%
BASF SE	18,823	1,136,444
Bayer AG, Registered Shares	16,048	728,248
Deutsche Telekom AG, Registered Shares	13,384	492,702
Evonik Industries AG	23,213	447,996
Fresenius Medical Care AG	3,292	146,298
Hannover Rueck SE	514	158,599
Mercedes-Benz Group AG	4,065	245,379
Total Germany		3,355,666
Hong Kong – 1.9%
CK Asset Holdings Ltd.	30,000	170,123
CLP Holdings Ltd.	16,000	149,996
Hong Kong & China Gas Co. Ltd.	156,000	141,272
Investments	Shares	Value
Hongkong Land Holdings Ltd.	24,600	$191,142
Link REIT	32,700	150,233
Swire Pacific Ltd., Class A	15,000	163,293
Wharf Real Estate Investment Co. Ltd.	47,000	135,601
Total Hong Kong		1,101,660
Ireland – 0.3%
AIB Group PLC	15,159	157,458
Israel – 1.0%
Mizrahi Tefahot Bank Ltd.	8,468	610,930
Italy – 5.8%
Banca Mediolanum SpA	33,984	676,622
Generali	14,698	584,428
Intesa Sanpaolo SpA	108,572	645,624
Poste Italiane SpA(a)(b)	20,748	481,464
Unipol Assicurazioni SpA	43,490	994,416
Total Italy		3,382,554
Japan – 17.6%
Advantest Corp.	1,100	140,568
AGC, Inc.	10,200	352,502
Asahi Group Holdings Ltd.	30,100	299,884
Bridgestone Corp.	50,900	1,045,259
Fujikura Ltd.	5,400	138,827
JX Advanced Metals Corp.	15,700	326,849
Kioxia Holdings Corp.*	1,300	155,912
Komatsu Ltd.	17,700	668,993
Kubota Corp.	48,300	745,950
Makita Corp.	18,300	584,003
Mitsubishi Chemical Group Corp.	136,000	768,521
Mitsubishi Corp.	15,300	511,347
Mitsubishi UFJ Financial Group, Inc.	61,700	1,008,360
Nippon Yusen KK	4,400	159,527
ORIX Corp.	16,000	463,335
Otsuka Corp.	7,600	144,318
Sekisui Chemical Co. Ltd.	8,300	135,986
Sekisui House Ltd.	13,400	296,486
SMC Corp.	500	188,164
SoftBank Group Corp.	15,000	335,188
Sumitomo Corp.	7,200	261,588
Sumitomo Metal Mining Co. Ltd.	6,000	333,962
Takeda Pharmaceutical Co. Ltd.	12,500	445,031
Tokyu Corp.	13,300	155,622
Toray Industries, Inc.	21,200	146,650
Unicharm Corp.	59,500	348,009
West Japan Railway Co.	8,800	173,024
Total Japan		10,333,865
Mexico – 0.4%
Fresnillo PLC	6,087	265,209

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International AI Enhanced Value Fund (AIVI) March 31, 2026
Investments	Shares	Value
Netherlands – 0.4%
EXOR NV	1,801	$136,231
Randstad NV	4,930	126,728
Total Netherlands		262,959
Norway – 2.4%
DNB Bank ASA	44,812	1,385,632
Portugal – 0.2%
Banco Comercial Portugues SA, Class R	152,169	145,874
Singapore – 7.0%
CapitaLand Investment Ltd.	66,600	140,412
DBS Group Holdings Ltd.	3,800	167,593
Oversea-Chinese Banking Corp. Ltd.	122,500	2,086,056
United Overseas Bank Ltd.	60,300	1,712,975
Total Singapore		4,107,036
South Korea – 0.2%
Delivery Hero SE*(a)(b)	7,632	135,861
Spain – 5.0%
ACS Actividades de Construccion y Servicios SA	4,880	589,263
Aena SME SA(a)	11,471	337,295
Amadeus IT Group SA	4,045	226,880
Banco Bilbao Vizcaya Argentaria SA	25,060	526,953
Endesa SA	10,960	455,622
Grifols SA(b)	23,492	242,416
Mapfre SA	90,948	399,670
Redeia Corp. SA	8,633	144,828
Total Spain		2,922,927
Sweden – 5.6%
Industrivarden AB, Class C	6,003	291,761
L E Lundbergforetagen AB, Class B	3,721	207,802
Skandinaviska Enskilda Banken AB, Class A(b)	34,544	624,792
Svenska Handelsbanken AB, Class A	50,966	658,325
Swedbank AB, Class A	45,677	1,529,080
Total Sweden		3,311,760
Switzerland – 2.4%
Banque Cantonale Vaudoise, Registered Shares	1,159	186,063
Sonova Holding AG, Registered Shares	606	134,993
Swatch Group AG, Bearer Shares	1,291	278,749
Zurich Insurance Group AG	1,148	802,050
Total Switzerland		1,401,855
United Kingdom – 12.2%
Admiral Group PLC	3,900	162,002
Associated British Foods PLC	6,007	148,646
Barclays PLC	27,828	142,916
British American Tobacco PLC	22,584	1,301,750
Entain PLC	20,435	151,176
HSBC Holdings PLC	56,454	909,431
Imperial Brands PLC	19,350	780,050
M&G PLC	214,032	767,703
Investments	Shares	Value
NatWest Group PLC	19,724	$143,887
Reckitt Benckiser Group PLC	10,493	704,032
Segro PLC	15,971	135,590
Standard Life PLC	108,286	968,875
United Utilities Group PLC	46,951	814,172
Total United Kingdom		7,130,230
United States – 7.4%
GSK PLC	32,496	884,475
Haleon PLC	28,472	140,347
Holcim AG, Registered Shares*	5,779	466,894
Shell PLC	31,340	1,480,783
Stellantis NV	35,753	249,598
Swiss Re AG	6,725	1,106,397
Total United States		4,328,494
TOTAL COMMON STOCKS (Cost: $49,795,474)		56,627,133
PREFERRED STOCKS – 0.6%
Germany – 0.6%
Henkel AG & Co. KGaA, 3.01% (Cost: $355,639)	4,426	338,106
EXCHANGE-TRADED FUND – 1.2%
United States – 1.2%
iShares MSCI EAFE Value ETF (Cost: $687,191)	9,232	686,399
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $1,294,117)	1,294,117	1,294,117
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $52,132,421)		58,945,755
Other Liabilities less Assets – (0.5)%		(279,600)
NET ASSETS – 100.0%		$58,666,155

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,348,621 and the total market value of the collateral held by the Fund was $1,543,667. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $249,550.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (concluded) WisdomTree International AI Enhanced Value Fund (AIVI) March 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$2,400,000	$2,400,000	$—	$—	$—^	$526

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$56,627,133	$—	$—	$56,627,133
Preferred Stocks	338,106	—	—	338,106
Exchange-Traded Fund	686,399	—	—	686,399
Investment of Cash Collateral for Securities Loaned	—	1,294,117	—	1,294,117
Total Investments in Securities	$57,651,638	$1,294,117	$—	$58,945,755

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.9%
Australia – 6.9%
ALS Ltd.	19,052	$271,413
Ampol Ltd.	3,713	85,649
Ansell Ltd.	1,126	21,771
ANZ Group Holdings Ltd.	67,958	1,674,204
APA Group	83,658	570,109
Aristocrat Leisure Ltd.	10,426	323,691
Aussie Broadband Ltd.	35,596	116,535
Australian Clinical Labs Ltd.	29,950	42,667
Bendigo & Adelaide Bank Ltd.	10,761	72,891
BHP Group Ltd.	137,166	4,733,889
BlueScope Steel Ltd.	9,921	174,765
Brambles Ltd.	41,092	636,052
Breville Group Ltd.	14,204	256,244
CAR Group Ltd.	28,467	444,533
Centuria Capital Group	37,032	40,201
Cleanaway Waste Management Ltd.	70,729	109,964
Cochlear Ltd.	2,758	319,422
Codan Ltd.	16,836	360,458
Coles Group Ltd.	43,873	659,868
Commonwealth Bank of Australia	33,080	3,799,494
Computershare Ltd.	13,179	256,257
Corporate Travel Management Ltd.*^	12,273	90,406
Cromwell Property Group	303,379	82,075
CSL Ltd.	9,121	879,449
Dalrymple Bay Infrastructure Ltd.	55,838	193,129
Dexus	15,547	63,037
Dicker Data Ltd.	14,028	81,954
Downer EDI Ltd.	22,190	116,416
Dyno Nobel Ltd.	35,077	74,956
Eagers Automotive Ltd.	6,654	102,540
Evolution Mining Ltd.	47,086	406,985
EVT Ltd.	11,945	107,991
Goodman Group	25,754	450,498
GPT Group	39,679	123,108
GWA Group Ltd.	46,656	66,785
Hansen Technologies Ltd.	13,432	45,262
Harvey Norman Holdings Ltd.	19,724	66,599
Helia Group Ltd.	18,062	65,070
Imdex Ltd.	44,674	117,493
Ingenia Communities Group	47,224	128,728
Insurance Australia Group Ltd.	19,028	95,657
Integral Diagnostics Ltd.	35,128	56,780
IVE Group Ltd.	56,026	100,151
JB Hi-Fi Ltd.	6,052	300,182
Jumbo Interactive Ltd.	10,162	53,661
Lottery Corp. Ltd.	107,710	396,886
Lovisa Holdings Ltd.	8,375	121,375
Lycopodium Ltd.	8,809	78,553
Maas Group Holdings Ltd.	41,467	122,975
Macmahon Holdings Ltd.	126,201	61,801
Investments	Shares	Value
Macquarie Group Ltd.	5,704	$788,874
Mader Group Ltd.	24,980	134,646
Metcash Ltd.	45,340	91,918
Mirvac Group	96,749	117,286
Monadelphous Group Ltd.	11,304	211,050
MyState Ltd.	23,325	70,291
National Australia Bank Ltd.	72,027	2,044,289
Nick Scali Ltd.	8,191	87,965
Northern Star Resources Ltd.	34,436	480,195
NRW Holdings Ltd.	41,991	151,563
Orica Ltd.	11,992	164,759
Origin Energy Ltd.	47,075	399,152
Perseus Mining Ltd.	57,745	203,680
Pro Medicus Ltd.	4,380	350,684
Propel Funeral Partners Ltd.(a)	23,176	64,287
Qantas Airways Ltd.	44,727	256,403
QBE Insurance Group Ltd.	12,609	183,340
Qube Holdings Ltd.	68,939	229,471
Ramelius Resources Ltd.	93,896	236,015
REA Group Ltd.	5,716	612,367
Redox Ltd.	38,869	87,851
Regis Healthcare Ltd.	26,769	112,938
Rio Tinto Ltd.(a)	12,502	1,382,264
Rio Tinto PLC	42,774	3,916,836
Scentre Group	215,503	490,025
SEEK Ltd.	11,084	105,901
SGH Ltd.	9,932	274,886
Sigma Healthcare Ltd.	229,278	416,136
SmartGroup Corp. Ltd.	3,552	19,973
SRG Global Ltd.	39,935	67,285
Stockland	99,640	294,129
Suncorp Group Ltd.	5,984	66,190
Super Retail Group Ltd.	9,255	81,263
Supply Network Ltd.(a)	5,432	116,559
Tasmea Ltd.	19,789	61,262
Technology One Ltd.	24,190	444,678
Telstra Group Ltd.	469,918	1,715,444
TPG Telecom Ltd.	20,989	57,789
Transurban Group	132,673	1,273,057
Universal Store Holdings Ltd.	12,140	64,771
Ventia Services Group Pty. Ltd.	63,099	226,022
Vicinity Ltd.	198,494	318,120
Vulcan Steel Ltd.	21,341	77,029
Waypoint REIT Ltd.	5,109	8,223
Wesfarmers Ltd.	36,168	1,806,088
Westgold Resources Ltd.	44,809	180,762
Westpac Banking Corp.	73,410	1,984,493
Whitehaven Coal Ltd.	5,049	31,987
WiseTech Global Ltd.	13,295	346,201
Woolworths Group Ltd.	26,790	668,068
Worley Ltd.	6,290	48,293
Total Australia		43,243,337

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Austria – 0.4%
ANDRITZ AG	3,113	$213,415
CA Immobilien Anlagen AG	3,945	110,545
Erste Group Bank AG	8,846	942,793
Kontron AG	4,336	94,273
Strabag SE, Bearer Shares	4,115	405,855
Telekom Austria AG	38,495	404,064
Verbund AG	3,840	290,465
Wienerberger AG	893	23,439
Total Austria		2,484,849
Belgium – 1.1%
Ackermans & van Haaren NV	499	150,981
Ageas SA	4,028	292,619
Anheuser-Busch InBev SA	25,860	1,779,410
Barco NV	2,098	22,880
Bekaert SA	1,738	80,101
Cofinimmo SA	1,868	174,768
Colruyt Group NV	1,993	83,311
Elia Group SA*	2,410	365,983
Fagron	7,679	191,111
Financiere de Tubize SA	903	220,573
KBC Group NV	12,519	1,507,349
Kinepolis Group NV	3,067	92,055
Melexis NV	5,130	310,612
Montea NV	2,859	215,437
Shurgard Self Storage Ltd.	3,987	114,156
Solvay SA	3,034	92,498
Syensqo SA	2,392	136,370
UCB SA	2,020	601,644
VGP NV	3,187	301,476
Warehouses De Pauw CVA	13,965	359,139
Total Belgium		7,092,473
Brazil – 0.0%
Yara International ASA	1,361	78,802
Chile – 0.1%
Antofagasta PLC	15,844	695,126
China – 0.5%
BOC Aviation Ltd.(b)	21,500	211,841
BOC Hong Kong Holdings Ltd.	447,444	2,442,617
Health & Happiness H&H International Holdings Ltd.	47,500	72,460
Morimatsu International Holdings Co. Ltd.	47,000	39,565
Prosus NV*	12,506	561,679
VSTECS Holdings Ltd.(a)	44,000	47,759
Total China		3,375,921
Denmark – 0.9%
AL Sydbank	1,521	120,664
Ambu AS, Class B	21,082	222,347
Carlsberg AS, Class B	1,557	192,830
Danske Bank AS	23,503	1,131,771
Investments	Shares	Value
H Lundbeck AS	5,678	$34,933
ISS AS	4,242	153,448
Novo Nordisk AS, Class B	85,551	3,045,876
Pandora AS	2,409	168,527
Rockwool AS, Class B	36	977
Royal Unibrew AS	1,827	147,757
Tryg AS	2,297	54,579
Vestas Wind Systems AS	9,383	275,107
Total Denmark		5,548,816
Finland – 1.6%
Elisa OYJ	6,413	309,749
Fortum OYJ	24,997	630,178
F-Secure OYJ	40,330	74,814
Harvia OYJ	2,552	97,181
Hiab OYJ, Class B	1,924	89,649
Kalmar OYJ, Class B*	1,507	75,289
Kemira OYJ	7,069	153,124
Kone OYJ, Class B	17,558	1,108,217
Konecranes OYJ	11,616	373,948
Metso OYJ	33,980	577,097
Neste OYJ	14,301	460,549
Nokian Renkaat OYJ	14,131	148,001
Nordea Bank Abp	221,424	3,743,955
Orion OYJ, Class B	5,551	445,791
Outokumpu OYJ	18,285	97,755
Puuilo OYJ	8,735	126,712
Raisio OYJ, Class V	28,873	88,491
Sampo OYJ, Class A	39,927	423,328
Sanoma OYJ	16,056	165,572
Terveystalo OYJ(b)	6,374	63,527
Valmet OYJ	6,751	189,562
Wartsila OYJ Abp	15,866	579,684
Total Finland		10,022,173
France – 8.2%
Accor SA	11,132	521,004
Aeroports de Paris SA	2,716	327,333
Air Liquide SA	9,265	1,899,319
Airbus SE	6,798	1,259,648
AXA SA	110,853	5,011,922
Ayvens SA(b)	21,042	242,931
BioMerieux	2,017	213,342
BNP Paribas SA	47,678	4,449,152
Bouygues SA	10,029	570,953
Bureau Veritas SA	13,208	391,109
Cie de Saint-Gobain SA	9,287	749,676
Cie des Alpes	3,410	92,724
Cie Generale des Etablissements Michelin SCA	16,985	571,252
Covivio SA	5,295	312,671
Credit Agricole SA	111,683	2,049,890
Danone SA	20,253	1,611,083
Dassault Aviation SA	1,568	576,682

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Dassault Systemes SE	14,911	$296,706
Edenred SE	2,252	44,267
Eiffage SA	1,636	247,218
Elis SA	4,997	139,793
Engie SA	130,513	4,166,948
EssilorLuxottica SA	5,431	1,241,507
Exosens SAS	5,657	398,901
Gaztransport & Technigaz SA	2,743	642,210
Getlink SE	29,248	625,800
Hermes International SCA	834	1,546,144
Interparfums SA	10,826	284,900
Ipsen SA	1,070	197,750
Kering SA	1,998	590,718
Klepierre SA	16,705	624,004
Legrand SA	5,237	794,687
LISI SA	3,011	181,790
L’Oreal SA	7,982	3,212,923
LVMH Moet Hennessy Louis Vuitton SE	9,301	4,962,862
Mersen SA	978	25,016
Nexans SA	863	114,251
Opmobility	4,381	75,616
Orange SA	102,264	2,082,620
Planisware SA	9,193	152,315
Publicis Groupe SA	7,076	577,556
Rexel SA	10,573	405,424
Rubis SCA	2,475	98,269
Safran SA	4,299	1,383,954
Societe Generale SA	2,810	199,959
SPIE SA	5,614	277,108
Technip Energies NV	5,408	227,934
Thales SA	2,960	859,790
Valeo SE	4,357	51,858
Vallourec SACA	8,238	206,447
Veolia Environnement SA	23,159	871,493
Vicat SACA	1,866	133,945
Vinci SA	16,749	2,476,923
Vusion/France	763	96,265
Total France		51,366,562
Georgia – 0.0%
Lion Finance Group PLC	1,003	122,743
TBC Bank Group PLC	628	33,788
Total Georgia		156,531
Germany – 6.4%
adidas AG	2,165	340,875
AIXTRON SE	15,516	584,595
Allianz SE, Registered Shares	10,832	4,484,290
Alzchem Group AG	1,054	206,451
Aurubis AG	519	89,699
BASF SE	31,144	1,880,327
Bayer AG, Registered Shares	4,024	182,607
Bayerische Motoren Werke AG	19,214	1,726,793
Investments	Shares	Value
Bechtle AG	4,412	$148,235
Beiersdorf AG	2,018	178,059
Bilfinger SE	1,788	201,893
Commerzbank AG	12,855	456,047
Continental AG	3,162	217,138
CTS Eventim AG & Co. KGaA	4,721	270,127
Daimler Truck Holding AG	31,573	1,508,612
Deutsche Bank AG, Registered Shares	14,698	425,323
Deutsche Boerse AG	1,874	542,181
Deutsche Lufthansa AG, Registered Shares	9,843	81,611
Deutsche Post AG, Registered Shares	37,145	1,915,231
Deutsche Telekom AG, Registered Shares	114,272	4,206,671
Deutz AG	17,620	171,347
DWS Group GmbH & Co. KGaA(b)	2,874	179,976
E.ON SE	60,547	1,322,692
Eckert & Ziegler SE	8,462	142,544
Elmos Semiconductor SE	2,135	353,740
Fielmann Group AG	5,759	288,977
Freenet AG	1,602	48,767
Fresenius Medical Care AG	1,521	67,594
Fresenius SE & Co. KGaA	4,594	234,595
Friedrich Vorwerk Group SE	2,174	175,342
GEA Group AG	3,702	261,045
Hannover Rueck SE	1,273	392,796
Heidelberg Materials AG	3,759	772,455
Henkel AG & Co. KGaA	1,865	132,799
Hensoldt AG(a)	4,423	385,271
HochTief AG	2,117	933,728
Hugo Boss AG	315	13,331
Indus Holding AG	3,113	95,050
Infineon Technologies AG	15,102	661,220
KION Group AG	1,424	72,947
Knorr-Bremse AG	3,567	399,276
LEG Immobilien SE	857	55,395
MTU Aero Engines AG	668	238,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,730	1,696,686
Nemetschek SE	5,871	430,903
PNE AG	9,038	87,891
RENK Group AG	7,406	432,121
Rheinmetall AG	461	767,267
RWE AG	13,149	873,868
SAP SE	10,688	1,809,031
Schaeffler AG	33,131	269,314
Schott Pharma AG & Co. KGaA	12,510	194,878
Scout24 SE(b)	4,823	366,766
Siemens AG, Registered Shares	13,220	3,133,239
Siemens Healthineers AG(b)	17,835	745,946
Sirius Real Estate Ltd.	157,253	192,024
Stroeer SE & Co. KGaA	2,914	102,236
Symrise AG	2,631	222,022
TAG Immobilien AG	7,159	110,861

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Talanx AG	2,585	$314,523
Traton SE(a)	24,567	872,394
Vonovia SE	27,551	684,406
Vossloh AG	2,079	162,889
Wacker Neuson SE	2,046	42,622
Total Germany		40,558,137
Hong Kong – 2.0%
AIA Group Ltd.	121,565	1,315,629
ASMPT Ltd.	15,800	200,115
Bank of East Asia Ltd.	60,600	101,023
Cathay Pacific Airways Ltd.	482,000	689,783
CK Asset Holdings Ltd.	30,500	172,959
CK Infrastructure Holdings Ltd.	88,500	706,063
CLP Holdings Ltd.	55,000	515,612
DFI Retail Group Holdings Ltd., Registered Shares	16,200	67,716
Dream International Ltd.	14,000	12,303
Hang Lung Group Ltd.	45,000	85,578
Hang Lung Properties Ltd.	73,000	81,285
HKT Trust & HKT Ltd.	272,000	423,948
Hong Kong & China Gas Co. Ltd.	528,570	478,667
Hong Kong Exchanges & Clearing Ltd.	28,029	1,389,259
Hongkong Land Holdings Ltd.	49,400	383,838
Hutchison Telecommunications Hong Kong Holdings Ltd.	96,000	14,326
Johnson Electric Holdings Ltd.	22,000	65,381
Kerry Properties Ltd.	30,000	83,569
Luk Fook Holdings International Ltd.	27,000	80,034
Man Wah Holdings Ltd.(a)	48,800	26,827
MTR Corp. Ltd.(a)	158,553	646,734
Nissin Foods Co. Ltd.	174,000	160,014
Pacific Basin Shipping Ltd.	100,000	36,479
PCCW Ltd.	489,000	361,751
Power Assets Holdings Ltd.	81,500	634,624
Sun Hung Kai Properties Ltd.	52,000	856,917
SUNeVision Holdings Ltd.(a)	214,000	147,394
Swire Pacific Ltd., Class B	185,000	302,033
Swire Properties Ltd.	214,400	621,854
Techtronic Industries Co. Ltd.	47,500	618,575
Time Interconnect Technology Ltd.	140,000	275,886
United Laboratories International Holdings Ltd.(a)	30,000	36,772
VTech Holdings Ltd.(a)	1,400	10,553
WH Group Ltd.(b)	775,500	1,014,850
Wharf Real Estate Investment Co. Ltd.	17,000	49,047
Total Hong Kong		12,667,398
Investments	Shares	Value
Indonesia – 0.1%
Bumitama Agri Ltd.	156,700	$223,484
First Pacific Co. Ltd.	60,000	41,938
First Resources Ltd.	21,700	48,777
Jardine Matheson Holdings Ltd.	2,700	192,105
Total Indonesia		506,304
Ireland – 0.2%
AIB Group PLC	62,475	648,933
Cairn Homes PLC	69,190	167,413
COSMO Pharmaceuticals NV	2,062	212,731
Glanbia PLC	3,964	77,416
Kerry Group PLC, Class A	1,887	148,715
Total Ireland		1,255,208
Israel – 1.3%
Amot Investments Ltd.	28,045	170,801
AudioCodes Ltd.(a)	5,714	47,630
Aura Investments Ltd.(a)	28,518	171,605
Azorim-Investment Development & Construction Co. Ltd.*(a)	20,086	119,594
Azrieli Group Ltd.	1,751	232,191
Bank Hapoalim BM	24,395	566,474
Bank Leumi Le-Israel BM	13,627	301,197
Bezeq The Israeli Telecommunication Corp. Ltd.	52,544	124,641
Big Shopping Centers Ltd.	1,196	271,510
Carasso Real Estate Ltd.(a)	4,874	51,248
Danya Cebus Ltd.	2,955	151,610
Delek Group Ltd.	307	102,985
Elbit Systems Ltd.	1,021	852,693
Energean PLC	19,579	223,075
Energix-Renewable Energies Ltd.	57,727	345,539
Gav-Yam Lands Corp. Ltd.	5,760	65,380
Hilan Ltd.	2,162	132,835
ICL Group Ltd.	19,117	98,022
Inrom Construction Industries Ltd.	12,776	99,538
Israel Canada TR Ltd.	32,454	179,975
Matrix IT Ltd.	10,088	278,413
Mediterranean Towers Ltd.	57,219	302,631
Mega Or Holdings Ltd.	3,397	538,571
Mivne Real Estate KD Ltd.*	36,210	149,427
Mizrahi Tefahot Bank Ltd.	5,593	403,511
Neto Malinda Trading Ltd.	1,789	87,311
Newmed Energy LP	66,136	376,813
Next Vision Stabilized Systems Ltd.	10,420	1,006,524
One Software Technologies Ltd.	7,269	135,826
Palram Industries 1990 Ltd.(a)	2,766	43,669
Plus500 Ltd.	1,937	103,910
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,370	282,674
Retailors Ltd.	5,744	62,397
Sisram Medical Ltd.(b)	153,600	64,064
Strauss Group Ltd.	6,811	298,109
Total Israel		8,442,393
See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Italy – 5.2%
A2A SpA	70,091	$196,082
ACEA SpA	6,148	157,967
Alerion Cleanpower SpA	4,775	112,236
Azimut Holding SpA	4,408	164,302
Banca Generali SpA	2,671	156,646
Banca Mediolanum SpA	16,411	326,743
Banca Monte dei Paschi di Siena SpA	100,812	862,687
Banco BPM SpA	78,307	1,070,072
BPER Banca SpA	72,495	930,092
Brembo NV	3,670	34,315
Brunello Cucinelli SpA(a)	4,794	411,954
Carel Industries SpA(b)	14,568	370,115
Coca-Cola HBC AG*	10,959	613,616
Credito Emiliano SpA	14,584	243,990
De’ Longhi SpA	2,326	80,347
DiaSorin SpA(a)	1,413	97,651
El.En. SpA(a)	7,187	101,772
Enav SpA(b)	41,784	248,902
Enel SpA	410,856	4,438,015
ERG SpA	7,392	187,035
Ferrari NV	2,439	812,152
FinecoBank Banca Fineco SpA	6,070	132,429
Generali	30,153	1,198,956
Hera SpA	6,545	29,953
Industrie De Nora SpA	41	264
Infrastrutture Wireless Italiane SpA(a)(b)	47,769	377,295
Intesa Sanpaolo SpA	1,117,827	6,647,162
Iren SpA	23,955	67,291
Italgas SpA	54,322	627,776
Leonardo SpA	6,947	464,571
Lottomatica Group SpA	14,735	420,367
Maire SpA	10,935	167,571
Moncler SpA	8,787	520,393
Orsero SpA	3,114	53,676
OVS SpA(b)	1,781	9,136
Poste Italiane SpA(b)	42,800	993,187
PRADA SpA	70,300	331,047
Prysmian SpA	4,478	509,660
RAI Way SpA(b)	25,958	175,565
Recordati Industria Chimica & Farmaceutica SpA	6,812	384,904
Reply SpA	2,238	208,224
Rizzoli Corriere Della Sera Mediagroup SpA(a)	130,187	142,351
Ryanair Holdings PLC	23,438	644,616
Saipem SpA	57,711	260,260
Sanlorenzo SpA(a)	1,425	50,570
Snam SpA	126,733	957,027
SOL SpA	4,351	295,279
Technogym SpA(b)	18,980	379,204
Terna – Rete Elettrica Nazionale	52,017	591,189
UniCredit SpA	56,818	3,984,242
Investments	Shares	Value
Unipol Assicurazioni SpA	14,507	$331,708
Webuild SpA	27,300	71,151
Wiit SpA(a)	3,633	109,462
Total Italy		32,753,177
Ivory Coast – 0.0%
Endeavour Mining PLC	4,473	263,075
Japan – 24.6%
77 Bank Ltd./The	16,500	316,953
A&D HOLON Holdings Co. Ltd.	5,700	89,608
ABC-Mart, Inc.	10,600	168,271
ADEKA Corp.	9,400	213,301
Advantest Corp.	7,300	932,862
Aeon Co. Ltd.	27,000	319,828
Aichi Financial Group, Inc.	13,500	116,510
Aida Engineering Ltd.	15,900	107,039
Ain Holdings, Inc.	2,600	91,945
Airport Facilities Co. Ltd.	27,300	164,737
Aisan Industry Co. Ltd.	2,800	32,314
Aisin Corp.	5,200	70,863
AIT Corp.	10,000	137,721
Ajinomoto Co., Inc.	25,000	690,961
Alinco, Inc.	14,400	92,959
Amada Co. Ltd.	16,300	221,411
Amano Corp.	5,800	137,736
Anritsu Corp.	13,100	225,456
Anycolor, Inc.	1,900	34,623
Aoyama Trading Co. Ltd.	9,300	47,058
Arcs Co. Ltd.	2,400	57,024
ARE Holdings, Inc.	5,900	124,423
Ariake Japan Co. Ltd.	4,400	154,881
Artner Co. Ltd.	5,800	69,561
As One Corp.	4,800	66,498
Asahi Intecc Co. Ltd.	33,700	707,088
Asahi Kasei Corp.	4,531	42,977
Asanuma Corp.	28,300	174,329
Asics Corp.	24,000	626,966
Astellas Pharma, Inc.	61,400	972,196
Astena Holdings Co. Ltd.	30,600	90,786
Aucnet, Inc.	10,800	80,649
Avant Group Corp.	6,200	49,923
Axial Retailing, Inc.	8,500	66,412
Azbil Corp.	27,200	231,497
AZOOM Co. Ltd.	2,000	55,566
Bandai Namco Holdings, Inc.	18,800	456,972
Baroque Japan Ltd.(a)	17,300	81,666
Base Co. Ltd.	3,300	65,755
BayCurrent, Inc.	12,200	348,078
Belluna Co. Ltd.	11,300	61,795
BIPROGY, Inc.	6,100	177,145
Bridgestone Corp.	30,000	616,066
Bunka Shutter Co. Ltd.	6,900	82,406

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Business Brain Showa-Ota, Inc.	26,700	$156,417
C Uyemura & Co. Ltd.	1,400	173,537
Canon Marketing Japan, Inc.	10,200	221,196
Canon, Inc.	26,300	720,278
Capcom Co. Ltd.	21,900	460,879
Careerlink Co. Ltd.	5,700	86,706
Casio Computer Co. Ltd.	8,800	77,496
Cawachi Ltd.	2,900	54,522
Central Automotive Products Ltd.	7,700	91,331
Central Japan Railway Co.	2,900	74,446
Change Holdings, Inc.	12,300	71,903
Charm Care Corp. KK	8,600	69,626
Chubu Electric Power Co., Inc.	4,700	76,280
Chubu Steel Plate Co. Ltd.	4,300	65,599
Chugai Pharmaceutical Co. Ltd.	22,600	1,223,261
Chugoku Marine Paints Ltd.	7,500	153,687
Citizen Watch Co. Ltd.	16,200	169,546
CKD Corp.	5,000	134,201
Cleanup Corp.	18,000	104,205
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	149,349
COMSYS Holdings Corp.	2,100	65,750
Cosmo Energy Holdings Co. Ltd.	8,200	228,439
Cosmos Pharmaceutical Corp.	2,700	116,051
Create Restaurants Holdings, Inc.(a)	53,200	255,149
Create SD Holdings Co. Ltd.	1,200	24,929
CTS Co. Ltd.	14,000	79,376
Curves Holdings Co. Ltd.	14,200	66,140
CyberAgent, Inc.	28,900	240,970
Cybozu, Inc.(a)	12,900	167,605
Dai Nippon Toryo Co. Ltd.	12,500	96,093
Daicel Corp.	4,300	33,124
Dai-Dan Co. Ltd.	6,600	108,818
Daido Steel Co. Ltd.	3,900	44,432
Daiei Kankyo Co. Ltd.	10,800	263,738
Daifuku Co. Ltd.	12,500	426,017
Daihen Corp.	1,800	126,381
Daiichi Life Group, Inc.	26,832	239,665
Daiichi Sankyo Co. Ltd.	40,500	704,149
Daiki Aluminium Industry Co. Ltd.	6,000	53,064
Daikin Industries Ltd.	3,500	411,072
Daikyonishikawa Corp.	16,500	85,876
Daishi Hokuetsu Financial Group, Inc.	10,300	121,005
Daito Trust Construction Co. Ltd.	10,300	238,126
Daiwa House Industry Co. Ltd.	10,400	321,499
Daiwa Securities Group, Inc.	19,600	179,873
Denso Corp.	51,700	632,885
Dentsu Soken, Inc.	22,200	274,901
Dexerials Corp.	16,400	217,976
Digital Information Technologies Corp.	8,600	49,517
Dip Corp.(a)	8,200	107,158
Disco Corp.	2,500	962,348
DMG Mori Co. Ltd.	10,600	157,644
Investments	Shares	Value
Doutor Nichires Holdings Co. Ltd.	9,500	$175,203
East Japan Railway Co.	15,300	348,623
Ebara Corp.	12,300	328,897
EDION Corp.	10,900	147,992
Eisai Co. Ltd.	10,800	330,673
Elan Corp.	12,900	58,382
Electric Power Development Co. Ltd.	3,800	103,450
EM Systems Co. Ltd.(a)	14,500	59,699
ENEOS Holdings, Inc.	44,800	397,199
Enplas Corp.	900	65,963
ES-Con Japan Ltd.	14,400	97,937
Eslead Corp.	700	26,884
Exedy Corp.	3,800	132,089
Falco Holdings Co. Ltd.	3,600	59,061
FANUC Corp.	19,300	643,212
Fast Retailing Co. Ltd.	3,400	1,317,129
Ferrotec Corp.	3,700	146,056
Food & Life Cos. Ltd.	12,100	705,054
France Bed Holdings Co. Ltd.	8,900	72,335
Fuji Corp. Ltd.	14,700	74,198
Fuji Electric Co. Ltd.	2,400	159,608
Fuji Kyuko Co. Ltd.	7,300	111,595
Fuji Oil Co. Ltd.	7,600	171,548
Fujibo Holdings, Inc.	300	6,798
FUJIFILM Holdings Corp.	18,500	344,964
Fujikura Composites, Inc.	9,500	142,061
Fujikura Ltd.	42,000	1,079,766
Fujimi, Inc.	10,300	173,706
Fujitsu Ltd.	22,000	438,645
Fukuoka Financial Group, Inc.	2,900	107,422
FULLCAST Holdings Co. Ltd.	8,200	85,304
Funai Soken Holdings, Inc.	26,100	187,190
Furukawa Co. Ltd.	1,800	48,143
Furukawa Electric Co. Ltd.	800	144,748
Furuno Electric Co. Ltd.(a)	3,100	118,669
Fuso Chemical Co. Ltd.	9,600	164,496
Fuso Pharmaceutical Industries Ltd.	5,100	75,751
Futaba Industrial Co. Ltd.	18,500	111,402
G-7 Holdings, Inc.	10,000	84,292
Galilei Co. Ltd.	300	6,619
Genki Global Dining Concepts Corp.	2,900	52,444
Giken Ltd.(a)	8,000	97,756
GLOBERIDE, Inc.	6,900	90,864
Glory Ltd.	7,100	177,400
Goldwin, Inc.	15,300	212,732
Grandy House Corp.	23,500	81,686
grems, Inc.	4,800	82,761
GS Yuasa Corp.	2,100	69,657
G-Tekt Corp.	11,200	126,932
Gunze Ltd.	3,600	83,726
Hagihara Industries, Inc.	7,600	82,693
Hagiwara Electric Holdings Co. Ltd.	4,100	94,968

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Happinet Corp.	5,800	$97,961
Harima Chemicals Group, Inc.	14,000	79,992
Harmonic Drive Systems, Inc.	9,900	215,623
Haseko Corp.	12,000	217,650
Hazama Ando Corp.	10,500	128,833
Heiwado Co. Ltd.	5,500	102,539
Hiday Hidaka Corp.(a)	8,700	161,597
Hioki EE Corp.	2,200	97,077
Hirose Electric Co. Ltd.	1,300	164,819
Hitachi Construction Machinery Co. Ltd.	8,500	281,624
Hitachi Ltd.	43,800	1,229,010
Hokuto Corp.	1,300	15,550
Honda Motor Co. Ltd.	159,100	1,257,579
Hoosiers Holdings Co. Ltd.	12,500	93,501
Horiba Ltd.	2,000	224,590
Hoshizaki Corp.	9,500	301,678
Hoya Corp.	4,900	817,745
HU Group Holdings, Inc.	6,600	132,382
Hulic Co. Ltd.	23,200	266,795
Ibiden Co. Ltd.	5,400	250,228
Ichibanya Co. Ltd.	42,100	243,195
Ichigo, Inc.	24,200	70,886
Ichikoh Industries Ltd.	22,700	69,916
Idemitsu Kosan Co. Ltd.	25,055	242,770
IHI Corp.	21,300	420,136
Iino Kaiun Kaisha Ltd.	7,500	82,548
I’ll, Inc.	4,400	65,797
Infomart Corp.(a)	41,500	121,299
Innotech Corp.	6,000	90,553
Inpex Corp.	33,900	996,821
Intelligent Wave, Inc.	11,700	70,013
Internet Initiative Japan, Inc.	17,600	270,765
Ise Chemicals Corp.	6,000	197,247
Isetan Mitsukoshi Holdings Ltd.	5,200	93,269
Ishihara Sangyo Kaisha Ltd.	9,400	163,137
Isuzu Motors Ltd.	13,700	191,261
Ito En Ltd.	4,600	86,064
ITOCHU Corp.	143,000	1,774,804
Itochu Enex Co. Ltd.	1,300	16,269
Itoham Yonekyu Holdings, Inc.	3,200	115,457
Itoki Corp.	5,300	100,776
Iyogin Holdings, Inc.	14,200	252,644
J Front Retailing Co. Ltd.	8,900	135,047
JAC Recruitment Co. Ltd.	18,400	98,193
JALCO Holdings, Inc.	28,000	63,008
Japan Airlines Co. Ltd.	3,300	53,092
Japan Airport Terminal Co. Ltd.	5,000	162,078
Japan Electronic Materials Corp.	1,100	36,024
Japan Elevator Service Holdings Co. Ltd.	22,200	226,410
Japan Exchange Group, Inc.	8,800	99,926
Japan Lifeline Co. Ltd.	9,800	84,331
Japan Material Co. Ltd.	13,200	130,515
Investments	Shares	Value
Japan Post Holdings Co. Ltd.	6,800	$76,467
Japan Steel Works Ltd.	7,700	405,159
Japan Tobacco, Inc.	67,044	2,536,959
JCU Corp.	3,800	127,073
Jeol Ltd.	5,400	194,120
JINS Holdings, Inc.	1,200	38,544
JM Holdings Co. Ltd.	1,400	13,614
JMDC, Inc.*	7,800	158,853
Joshin Corp.	8,900	157,704
JTEKT Corp.	6,000	61,682
JX Advanced Metals Corp.	24,800	516,296
Kajima Corp.	3,700	137,381
Kakaku.com, Inc.	31,400	409,252
Kakiyasu Honten Co. Ltd.	3,900	69,866
Kamakura Shinsho Ltd.(a)	17,000	49,368
Kamigumi Co. Ltd.	4,500	154,215
Kandenko Co. Ltd.	4,000	147,388
Kanematsu Corp.	5,400	74,861
Kansai Electric Power Co., Inc.	7,589	123,287
Kansai Paint Co. Ltd.	4,200	61,869
Kao Corp.	7,300	283,484
Kasumigaseki Capital Co. Ltd.	800	31,529
Katitas Co. Ltd.	8,800	172,582
Kawasaki Heavy Industries Ltd.	25,500	464,350
KDDI Corp.	91,600	1,568,122
KeePer Technical Laboratory Co. Ltd.	4,400	82,585
Keihan Holdings Co. Ltd.	4,000	81,212
Keikyu Corp.	12,700	121,739
Keio Corp.	5,000	24,241
Keisei Electric Railway Co. Ltd.	8,800	64,995
Keyence Corp.	2,100	724,156
KH Neochem Co. Ltd.	3,200	54,530
Kikkoman Corp.	27,600	248,953
Kobe Bussan Co. Ltd.	15,700	340,862
Kobe Steel Ltd.	20,300	241,165
Koei Tecmo Holdings Co. Ltd.	31,700	320,507
Kokusai Electric Corp.	22,000	693,092
Komatsu Ltd.	28,200	1,065,853
Konami Group Corp.	3,800	461,833
Koshidaka Holdings Co. Ltd.	11,500	77,852
Kotobuki Spirits Co. Ltd.	20,600	237,025
Kraftia Corp.	2,200	129,256
K’s Holdings Corp.	4,500	47,336
KU Holdings Co. Ltd.	11,300	83,459
Kura Sushi, Inc.(a)	5,100	116,048
Kurabo Industries Ltd.	2,000	105,726
Kuraray Co. Ltd.	3,600	37,326
Kureha Corp.	1,100	27,277
Kurita Water Industries Ltd.	3,700	170,429
Kusuri no Aoki Holdings Co. Ltd.(a)	9,900	240,764
KYB Corp.	7,200	187,592
Kyoei Steel Ltd.	8,200	119,632

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Kyokuto Boeki Kaisha Ltd.	10,000	$116,475
Kyoritsu Maintenance Co. Ltd.	7,700	117,782
Kyushu Railway Co.	1,300	30,749
LA Holdings Co. Ltd.	1,200	66,151
Lasertec Corp.	4,800	1,006,223
Leopalace21 Corp.	14,800	59,073
Life Corp.	7,600	121,340
LIKE, Inc.	9,800	95,542
Lintec Corp.	7,800	219,649
LY Corp.	85,500	205,675
M3, Inc.	26,900	271,469
Macnica Holdings, Inc.	9,800	142,328
Maeda Kosen Co. Ltd.	7,200	87,347
Makita Corp.	1,500	47,869
Marubeni Corp.	32,700	1,154,746
Maruwa Co. Ltd.	1,500	497,831
Matching Service Japan Co. Ltd.	11,300	69,821
MatsukiyoCocokara & Co.	17,200	273,098
Max Co. Ltd.	21,200	213,879
McDonald’s Holdings Co. Japan Ltd.(a)	6,200	321,906
Meidensha Corp.	2,700	127,286
Meiko Electronics Co. Ltd.	3,500	531,083
MEITEC Group Holdings, Inc.	8,200	168,495
Meiwa Corp.	19,900	98,693
Micronics Japan Co. Ltd.	4,200	243,937
Mie Kotsu Group Holdings, Inc.	21,900	75,299
Milbon Co. Ltd.	5,500	93,274
Minebea Mitsumi, Inc.	4,700	74,892
Miroku Jyoho Service Co. Ltd.	7,500	81,463
MISUMI Group, Inc.	10,800	178,235
Mitsubishi Corp.	93,400	3,121,553
Mitsubishi Electric Corp.	34,300	1,075,419
Mitsubishi Estate Co. Ltd.	14,600	396,547
Mitsubishi Gas Chemical Co., Inc.	3,000	67,792
Mitsubishi Heavy Industries Ltd.	38,400	1,019,317
Mitsubishi Logisnext Co. Ltd.*	9,800	94,125
Mitsubishi Logistics Corp.	17,800	147,802
Mitsubishi Materials Corp.	700	21,186
Mitsubishi Research Institute, Inc.	1,100	32,255
Mitsubishi UFJ Financial Group, Inc.	241,400	3,945,188
Mitsuboshi Belting Ltd.	3,000	74,109
Mitsui & Co. Ltd.	53,000	1,985,210
Mitsui Fudosan Co. Ltd.	59,000	613,957
Mitsui High-Tec, Inc.(a)	26,500	98,111
Mitsui Kinzoku Co. Ltd.	900	158,627
Mitsui-Soko Holdings Co. Ltd.	2,500	62,763
Miura Co. Ltd.	7,400	144,474
Mizuho Financial Group, Inc.	38,430	1,470,384
Mizuho Medy Co. Ltd.	9,900	112,510
Mizuno Corp.	6,300	133,453
Modec, Inc.	500	46,106
Monogatari Corp.	5,600	164,561
Investments	Shares	Value
MonotaRO Co. Ltd.	46,300	$496,207
Moriroku Co. Ltd.	5,400	81,192
MOS Food Services, Inc.	3,200	85,285
MS&AD Insurance Group Holdings, Inc.	15,690	397,650
MTG Co. Ltd.	5,800	222,025
MTI Ltd.	12,400	48,169
Murata Manufacturing Co. Ltd.	32,700	700,700
Musashi Seimitsu Industry Co. Ltd.	8,300	136,794
Nabtesco Corp.	3,200	77,280
Nagaileben Co. Ltd.(a)	1,300	13,614
Nakanishi, Inc.	11,900	202,111
NANKAI Co. Ltd.	1,400	26,999
NEC Corp.	19,600	473,830
Nexon Co. Ltd.	10,900	200,679
Nextage Co. Ltd.	8,800	172,858
NGK Corp.	2,900	72,495
NHK Spring Co. Ltd.	4,700	71,612
Nichicon Corp.	6,900	74,382
NIDEC Corp.*	13,400	165,594
Nifco, Inc.	4,000	110,403
Nihon Flush Co. Ltd.	17,200	86,276
Nihon Nohyaku Co. Ltd.	18,900	118,801
Nikkiso Co. Ltd.	12,000	187,290
Nikkon Holdings Co. Ltd.	11,900	318,126
Nikon Corp.	15,400	182,759
Nintendo Co. Ltd.	15,000	827,362
Nippon Densetsu Kogyo Co. Ltd.	6,700	200,676
Nippon Electric Glass Co. Ltd.	3,500	130,087
Nippon Express Holdings, Inc.	7,300	162,620
Nippon Gas Co. Ltd.	9,800	180,766
Nippon Light Metal Holdings Co. Ltd.	5,200	90,736
Nippon Paint Holdings Co. Ltd.	62,600	384,123
Nippon Sanso Holdings Corp.	6,900	239,975
Nippon Signal Co. Ltd.	26,000	261,487
Nippon Soda Co. Ltd.	2,400	52,725
Nippon Steel Corp.	141,700	512,949
Nippon Thompson Co. Ltd.	34,000	182,299
Nissan Chemical Corp.	5,800	218,562
Nisshin Oillio Group Ltd.	6,900	82,797
Nisso Holdings Co. Ltd.	18,900	71,993
Niterra Co. Ltd.	8,700	395,216
Nitto Boseki Co. Ltd.	4,000	471,180
Nitto Denko Corp.	15,700	302,375
Nittoc Construction Co. Ltd.	18,600	144,390
Noevir Holdings Co. Ltd.	2,700	76,711
NOF Corp.	12,400	241,702
Nohmi Bosai Ltd.	6,100	157,207
Nomura Co. Ltd.	11,500	92,454
Nomura Holdings, Inc.	27,800	210,392
Nomura Micro Science Co. Ltd.	4,800	91,420
Nomura Real Estate Holdings, Inc.	42,300	268,679
Nomura Research Institute Ltd.	14,100	383,941
See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Noritake Co. Ltd.	15,800	$309,366
NS Solutions Corp.	9,800	225,580
NS Tool Co. Ltd.	20,400	105,404
NS United Kaiun Kaisha Ltd.	700	32,076
NSD Co. Ltd.	15,100	260,114
NTN Corp.	56,500	113,398
NTT, Inc.	2,004,900	1,981,082
Obara Group, Inc.	600	19,498
Obayashi Corp.	12,900	304,560
OBIC Business Consultants Co. Ltd.	10,300	404,062
Obic Co. Ltd.	18,500	447,935
Odakyu Electric Railway Co. Ltd.	900	9,306
Ohsho Food Service Corp.	3,300	64,096
Okabe Co. Ltd.	19,100	112,974
Okamoto Machine Tool Works Ltd.	3,600	85,310
Oki Electric Industry Co. Ltd.	4,000	64,693
Okinawa Cellular Telephone Co.	7,900	170,573
OKUMA Corp.	3,100	68,395
Okumura Corp.	4,100	162,876
Okura Industrial Co. Ltd.	4,100	120,611
Okuwa Co. Ltd.	14,700	75,953
Olympus Corp.	12,200	114,147
Ono Pharmaceutical Co. Ltd.	1,100	17,358
Open House Group Co. Ltd.	3,600	226,400
Open Up Group, Inc.	11,600	129,788
Optorun Co. Ltd.	6,600	106,702
Oracle Corp.	6,200	335,429
Organo Corp.	5,100	436,300
Oriental Land Co. Ltd.	25,100	425,985
Osaka Gas Co. Ltd.	5,100	204,558
Osaka Soda Co. Ltd.	13,900	149,144
OSAKA Titanium Technologies Co. Ltd.	6,000	93,721
OSG Corp.(a)	3,900	62,021
Otsuka Corp.	9,500	180,398
Otsuka Holdings Co. Ltd.	5,300	366,792
PAL GROUP Holdings Co. Ltd.	29,600	269,598
Pan Pacific International Holdings Corp.	46,900	285,427
Panasonic Holdings Corp.	31,500	511,932
Park24 Co. Ltd.	17,700	209,999
PCA Corp.	5,400	55,157
Penta-Ocean Construction Co. Ltd.	21,300	217,833
Persol Holdings Co. Ltd.	83,500	121,243
Pigeon Corp.	12,400	127,281
PILLAR Corp.	2,900	127,601
Plus Alpha Consulting Co. Ltd.	6,300	80,270
Pola Orbis Holdings, Inc.	6,400	52,599
Press Kogyo Co. Ltd.	26,900	136,960
PS Construction Co. Ltd.	3,300	55,902
Qol Holdings Co. Ltd.	8,200	96,076
Quick Co. Ltd.	20,100	105,750
Rakus Co. Ltd.	51,700	241,520
Recruit Holdings Co. Ltd.	8,700	356,881
Investments	Shares	Value
Relo Group, Inc.	8,200	$97,417
Resona Holdings, Inc.	22,100	239,281
Resonac Holdings Corp.	4,700	289,581
Resorttrust, Inc.	11,800	128,725
Retail Partners Co. Ltd.	10,300	81,382
Rigaku Holdings Corp.(a)	28,500	358,646
Riken Keiki Co. Ltd.	5,200	95,443
Rohm Co. Ltd.	19,400	372,294
Rohto Pharmaceutical Co. Ltd.	11,200	169,489
Rorze Corp.	20,800	336,011
Round One Corp.	26,700	137,217
Royal Holdings Co. Ltd.(a)	11,400	104,477
Ryobi Ltd.	7,100	107,823
Ryohin Keikaku Co. Ltd.	25,800	540,683
Saizeriya Co. Ltd.(a)	6,700	267,848
Sakai Moving Service Co. Ltd.	5,100	87,645
Sakata Seed Corp.	2,500	67,729
Sangetsu Corp.	9,200	178,691
San-In Godo Bank Ltd.	3,000	32,604
Sanki Engineering Co. Ltd.	4,100	172,927
Sankyo Co. Ltd.	16,200	197,549
Sankyu, Inc.	3,200	175,458
Sanoh Industrial Co. Ltd.	16,300	68,852
Sanrio Co. Ltd.	64,000	393,920
Santec Holdings Corp.	1,200	124,005
Santen Pharmaceutical Co. Ltd.	11,100	124,578
Sanwa Holdings Corp.	11,100	246,783
Sapporo Holdings Ltd.	9,500	102,202
Sato Shoji Corp.	8,800	130,377
SBI Holdings, Inc.	6,800	121,775
SBS Holdings, Inc.	4,300	114,332
SCREEN Holdings Co. Ltd.	7,000	393,362
Secom Co. Ltd.	3,200	121,411
Sega Sammy Holdings, Inc.	11,200	170,615
Seibu Giken Co. Ltd.(a)	6,300	81,972
Seibu Holdings, Inc.	7,100	195,073
Seiko Group Corp.	5,600	192,545
Sekisui Chemical Co. Ltd.	3,200	52,428
Seria Co. Ltd.	1,300	30,725
SG Holdings Co. Ltd.	2,700	25,092
Shibaura Mechatronics Corp.	6,500	161,387
Shimadzu Corp.	8,200	190,143
Shimizu Corp.	9,800	170,787
Shimojima Co. Ltd.	9,600	84,541
Shin Nippon Air Technologies Co. Ltd.	3,700	75,819
Shin Nippon Biomedical Laboratories Ltd.	8,800	78,215
Shin-Etsu Chemical Co. Ltd.	33,100	1,302,237
Shin-Etsu Polymer Co. Ltd.	9,500	114,652
Shionogi & Co. Ltd.	20,300	442,647
Shoei Co. Ltd.	8,600	88,979
Siix Corp.	14,600	107,832
Simplex Holdings, Inc.	28,800	145,005

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Sinfonia Technology Co. Ltd.	3,100	$202,068
Sinko Industries Ltd.	8,800	66,322
Skylark Holdings Co. Ltd.(a)	11,200	239,713
SMS Co. Ltd.	12,100	124,963
Socionext, Inc.	23,600	277,254
SoftBank Corp.	1,436,400	1,905,991
Softcreate Holdings Corp.	4,800	57,054
Sojitz Corp.	8,800	338,802
Solasto Corp.	14,900	104,428
Soliton Systems KK	7,400	76,935
Sompo Holdings, Inc.	8,000	302,319
Sony Group Corp.	31,300	631,351
Sotetsu Holdings, Inc.	1,300	23,918
Square Enix Holdings Co. Ltd.	16,500	259,702
St. Marc Holdings Co. Ltd.	11,100	207,222
Starts Corp., Inc.	6,000	179,144
Subaru Corp.	16,100	251,332
Sugi Holdings Co. Ltd.	5,400	117,986
SUMCO Corp.	7,400	77,191
Sumida Corp.	13,800	93,856
Sumitomo Bakelite Co. Ltd.	4,600	139,599
Sumitomo Corp.	43,400	1,576,793
Sumitomo Electric Industries Ltd.	20,900	1,100,899
Sumitomo Forestry Co. Ltd.	18,400	162,384
Sumitomo Mitsui Financial Group, Inc.	67,500	2,123,986
Sumitomo Realty & Development Co. Ltd.	9,000	248,463
Sumitomo Rubber Industries Ltd.	8,500	108,006
Sun Frontier Fudousan Co. Ltd.	11,900	196,950
Sundrug Co. Ltd.	3,000	73,732
Sun-Wa Technos Corp.	9,500	186,011
Suzuki Motor Corp.	34,800	410,255
SWCC Corp.	3,600	272,450
Systena Corp.	56,600	146,934
T&D Holdings, Inc.	5,800	144,225
Tachi-S Co. Ltd.	3,100	39,517
Taiheiyo Cement Corp.	1,400	30,809
Taikisha Ltd.	3,900	80,652
Taisei Corp.	4,000	403,671
Taiyo Holdings Co. Ltd.	14,200	444,860
Taiyo Yuden Co. Ltd.	9,500	220,586
Takachiho Koheki Co. Ltd.	7,200	91,420
Takara Bio, Inc.*	15,200	109,684
Takara Holdings, Inc.	4,400	42,731
Takara Standard Co. Ltd.	6,100	105,060
Takasago International Corp.	12,400	92,363
Takasago Thermal Engineering Co. Ltd.	8,800	237,355
Takashimaya Co. Ltd.	6,200	73,169
Takeda Pharmaceutical Co. Ltd.	48,200	1,716,040
Takeuchi Manufacturing Co. Ltd.	1,800	69,923
Tamron Co. Ltd.	14,800	92,099
Tamura Corp.	24,500	91,785
Tauns Laboratories, Inc.	19,200	59,860
Investments	Shares	Value
Tayca Corp.	8,300	$88,535
TDC Soft, Inc.	7,600	43,568
TDK Corp.	24,800	306,473
Techno Ryowa Ltd.	1,900	69,150
Teikoku Corp.	500	8,756
Terumo Corp.	25,500	337,884
THK Co. Ltd.	12,900	370,807
TIS, Inc.	7,300	154,223
TKC Corp.	4,400	102,332
Toa Corp.	8,500	162,691
Tocalo Co. Ltd.	13,600	213,716
Toei Animation Co. Ltd.	29,800	486,083
Toho Co. Ltd.	29,000	303,872
Tokai Rika Co. Ltd.	400	7,395
Tokio Marine Holdings, Inc.	45,400	2,085,506
Tokushu Tokai Paper Co. Ltd.	14,700	148,026
Tokuyama Corp.	5,700	133,928
Tokyo Electron Device Ltd.	3,700	68,772
Tokyo Electron Ltd.	9,200	2,152,970
Tokyo Gas Co. Ltd.	3,400	158,513
Tokyo Ohka Kogyo Co. Ltd.	12,800	593,133
Tokyo Seimitsu Co. Ltd.	4,200	348,746
Tokyo Tatemono Co. Ltd.	7,700	173,612
Tokyu Construction Co. Ltd.	16,400	144,733
Tokyu Fudosan Holdings Corp.	14,300	119,099
Tomoku Co. Ltd.	6,000	127,286
Tomy Co. Ltd.	12,200	199,537
Topre Corp.	3,200	47,591
Topy Industries Ltd.	8,400	153,121
Toray Industries, Inc.	9,700	67,099
Toridoll Holdings Corp.	11,100	303,996
Tosei Corp.	10,800	106,445
Totech Corp.	3,500	80,080
Towa Corp.	10,100	140,876
Toyo Seikan Group Holdings Ltd.	5,400	120,057
Toyo Suisan Kaisha Ltd.	4,100	283,487
Toyo Tanso Co. Ltd.	2,600	82,695
Toyota Boshoku Corp.	1,200	18,186
Toyota Motor Corp.	394,350	7,837,920
Toyota Tsusho Corp.	31,700	1,185,587
Trend Micro, Inc.	11,200	368,898
Tri Chemical Laboratories, Inc.	4,500	74,364
Trial Holdings, Inc.(a)	16,400	432,962
Tsumura & Co.	3,200	75,349
Tsuruha Holdings, Inc.	5,400	84,196
Tsurumi Manufacturing Co. Ltd.	6,900	89,042
Ulvac, Inc.	1,500	76,862
U-Next Holdings Co. Ltd.(a)	21,300	221,047
Unicharm Corp.	18,400	107,620
Union Tool Co.	2,800	227,217
United Super Markets Holdings, Inc.(a)	1,370	7,716
USS Co. Ltd.	26,800	278,967

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
UT Group Co. Ltd.	76,500	$93,287
Valor Holdings Co. Ltd.	8,000	184,047
Valqua Ltd.	4,200	120,121
ValueCommerce Co. Ltd.	10,200	27,249
Vector, Inc.	11,400	87,780
Vision, Inc.	8,900	63,440
Wacoal Holdings Corp.	4,300	106,953
Warabeya Nichiyo Holdings Co. Ltd.	4,900	92,000
Wellneo Sugar Co. Ltd.	7,600	136,627
West Japan Railway Co.	2,900	57,019
Will Group, Inc.	15,000	109,655
Workman Co. Ltd.	7,400	290,251
World Holdings Co. Ltd.	8,500	133,626
YAC Holdings Co. Ltd.	7,000	43,824
Yamaguchi Financial Group, Inc.	12,000	181,520
Yamaichi Electronics Co. Ltd.	1,900	88,139
Yokogawa Electric Corp.	11,400	339,943
Yokohama Financial Group, Inc.	23,500	202,961
Yokohama Rubber Co. Ltd.	4,500	164,652
Yokorei Co. Ltd.	13,600	131,734
Yonex Co. Ltd.	11,300	209,891
Yoshinoya Holdings Co. Ltd.	6,700	138,767
Yushin Co.	32,000	132,956
Yutaka Giken Co. Ltd.*	5,700	107,486
Zenrin Co. Ltd.	19,400	120,724
Zensho Holdings Co. Ltd.	8,400	484,601
Zeon Corp.	800	8,840
ZIGExN Co. Ltd.	20,600	52,960
Zojirushi Corp.	1,100	11,519
ZOZO, Inc.	71,000	493,149
Total Japan		154,805,054
Luxembourg – 0.1%
ArcelorMittal SA	1,599	80,769
CVC Capital Partners PLC(a)(b)	15,220	195,532
Eurofins Scientific SE	2,084	150,458
Total Luxembourg		426,759
Macau – 0.2%
Galaxy Entertainment Group Ltd.	126,000	562,486
Sands China Ltd.	269,200	566,198
Wynn Macau Ltd.	389,600	271,322
Total Macau		1,400,006
Mexico – 0.1%
Fresnillo PLC	13,420	584,707
Netherlands – 2.4%
Acomo NV	6,015	184,351
Akzo Nobel NV	1,936	109,748
ASM International NV	836	613,583
ASML Holding NV	3,817	4,922,182
BE Semiconductor Industries NV	3,368	694,435
CTP NV(b)	14,735	244,478
Euronext NV(b)	1,681	268,253
Investments	Shares	Value
ForFarmers NV	10,956	$79,149
Heineken Holding NV	5,069	358,315
Heineken NV	10,485	800,958
ING Groep NV	99,244	2,527,683
Koninklijke Ahold Delhaize NV	18,456	856,767
Koninklijke BAM Groep NV	6,155	61,096
Koninklijke Heijmans NV	2,072	182,872
Koninklijke KPN NV	172,826	956,422
Koninklijke Philips NV	24,619	662,063
Koninklijke Vopak NV	5,270	284,781
SBM Offshore NV	2,384	95,096
Universal Music Group NV	42,642	817,313
Wereldhave NV	6,057	148,301
Wolters Kluwer NV	4,783	356,119
Total Netherlands		15,223,965
Nigeria – 0.1%
Airtel Africa PLC(b)	95,075	432,043
Norway – 2.6%
AF Gruppen ASA	6,317	110,245
Aker ASA, Class A	5,431	596,571
Borregaard ASA	4,958	88,971
DNB Bank ASA	70,638	2,184,198
Elopak ASA	30,513	113,551
Equinor ASA	135,766	5,859,390
Europris ASA(b)	15,103	141,558
Frontline PLC	15,077	526,096
Hoegh Autoliners ASA	2,801	39,941
Kid ASA(b)	3,827	49,503
Kitron ASA	24,342	233,650
Klaveness Combination Carriers ASA(b)	10,851	105,046
Kongsberg Gruppen ASA	31,242	1,323,807
Leroy Seafood Group ASA	29,772	150,374
Mowi ASA	18,324	413,096
Multiconsult ASA(b)	3,668	61,378
NORBIT ASA	8,149	159,451
Norconsult Norge AS	36,334	153,304
Odfjell Drilling Ltd.	21,012	219,159
Orkla ASA	33,464	418,087
Pexip Holding ASA	12,090	75,586
Salmar ASA	8,410	487,802
SpareBank 1 Nord Norge	3,460	55,305
SpareBank 1 Oestlandet	7,178	146,125
SpareBank 1 Sor-Norge ASA	6,338	136,963
Sparebanken Norge	6,604	135,267
Stolt-Nielsen Ltd.	537	18,385
Storebrand ASA	8,748	156,533
Telenor ASA	80,770	1,412,093
TOMRA Systems ASA	32,292	382,891
Veidekke ASA	11,711	226,503
Vend Marketplaces ASA	3,917	96,347
Wallenius Wilhelmsen ASA	32,684	408,678
Total Norway		16,685,854

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Peru – 0.0%
Hochschild Mining PLC	30,717	$241,824
Portugal – 0.3%
Altri SGPS SA(a)	5,557	31,342
CTT-Correios de Portugal SA	16,612	115,416
EDP SA	111,335	580,468
Galp Energia SGPS SA	19,564	473,600
Jeronimo Martins SGPS SA	17,384	411,813
Semapa-Sociedade de Investimento & Gestao	3,730	95,409
Total Portugal		1,708,048
Singapore – 2.0%
China Aviation Oil Singapore Corp. Ltd.	115,600	184,580
City Developments Ltd.	39,500	251,362
ComfortDelGro Corp. Ltd.	52,200	58,263
CSE Global Ltd.	57,900	53,405
DBS Group Holdings Ltd.	80,083	3,531,933
Delfi Ltd.	134,000	98,151
Food Empire Holdings Ltd.	36,400	84,924
Hafnia Ltd.	21,563	165,094
Hong Leong Asia Ltd.	31,000	67,519
Keppel Infrastructure Trust	273,920	108,281
Keppel Ltd.	54,900	500,851
Oversea-Chinese Banking Corp. Ltd.	100,295	1,707,926
Propnex Ltd.	30,100	38,962
SATS Ltd.	53,200	145,149
Sembcorp Industries Ltd.	41,700	214,294
Sheng Siong Group Ltd.	125,900	275,191
SIA Engineering Co. Ltd.	72,100	181,067
Singapore Airlines Ltd.	90,600	463,481
Singapore Exchange Ltd.	9,400	142,222
Singapore Technologies Engineering Ltd.	110,856	928,848
Singapore Telecommunications Ltd.	525,300	2,011,380
UMS Integration Ltd.	126,875	151,446
United Overseas Bank Ltd.	36,301	1,031,223
UOL Group Ltd.	30,100	226,774
Venture Corp. Ltd.	14,800	176,662
Total Singapore		12,798,988
South Africa – 0.1%
Anglo American PLC	5,107	214,093
Pan African Resources PLC	128,567	236,340
Total South Africa		450,433
Spain – 6.0%
Acciona SA	1,575	404,318
ACS Actividades de Construccion y Servicios SA	10,039	1,212,215
Aena SME SA(b)	73,072	2,148,619
Almirall SA	14,966	209,685
Amadeus IT Group SA	12,048	675,761
Banco Bilbao Vizcaya Argentaria SA	248,728	5,230,165
Banco de Sabadell SA	121,243	425,095
Banco Santander SA	334,551	3,658,107
Investments	Shares	Value
Bankinter SA	15,128	$233,133
CaixaBank SA	324,917	3,805,464
Cellnex Telecom SA*(b)	9,674	309,089
CIE Automotive SA	3,468	107,288
Colonial SFL Socimi SA(a)	18,522	108,519
Corp. ACCIONA Energias Renovables SA	4,880	118,527
EDP Renovaveis SA	12,807	202,013
Elecnor SA	6,651	257,486
Endesa SA	45,947	1,910,080
Faes Farma SA	28,612	153,460
Fluidra SA	7,238	164,874
Fomento de Construcciones y Contratas SA	15,125	183,332
Gestamp Automocion SA(b)	9,483	32,123
Grifols SA(a)	6,191	63,886
Iberdrola SA	195,494	4,447,525
Indra Sistemas SA	5,738	312,319
Industria de Diseno Textil SA	84,986	4,821,623
Laboratorios Farmaceuticos Rovi SA	4,478	416,634
Logista Integral SA	4,599	170,945
Merlin Properties Socimi SA	31,025	497,598
Metrovacesa SA*(b)	6,953	88,925
Naturgy Energy Group SA	71,734	2,140,684
Pharma Mar SA*	2,334	235,039
Prosegur Cia de Seguridad SA	15,375	45,793
Puig Brands SA, Class B	6,547	127,409
Repsol SA	43,139	1,225,222
Sacyr SA	51,632	249,979
Telefonica SA	269,112	1,176,719
Total Spain		37,569,653
Sweden – 4.0%
AAK AB	4,498	114,454
AddLife AB, Class B	12,623	184,848
Addnode Group AB	15,743	109,402
AddTech AB, Class B	13,146	438,281
Alfa Laval AB	6,253	333,318
Alimak Group AB(b)	12,296	138,110
Alleima AB	12,112	94,023
AQ Group AB	10,538	205,533
Assa Abloy AB, Class B	15,646	552,506
Atea ASA*	5,140	74,612
Atlas Copco AB, Class B	37,237	566,202
Atlas Copco AB, Class A	57,241	980,330
Axfood AB	9,369	316,390
Beijer Alma AB	4,432	111,193
Beijer Ref AB	22,583	305,334
Betsson AB, Class B	9,675	101,765
BioGaia AB, Class B	15,042	188,533
Bravida Holding AB(b)	5,516	56,977
Bufab AB	19,702	216,249
Catena AB	5,186	239,096
Clas Ohlson AB, Class B	4,585	179,140
Cloetta AB, Class B	20,787	115,759
See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Coor Service Management Holding AB(b)	21,546	$133,896
Corem Property Group AB, Class B	13,835	4,845
Duni AB	9,366	94,188
Engcon AB	16,499	112,057
Epiroc AB, Class B	15,603	327,907
Epiroc AB, Class A	19,692	473,580
EQT AB	9,245	278,041
Essity AB, Class B	8,788	224,076
Evolution AB(b)	10,825	664,983
FastPartner AB, Class A	2,075	9,312
Getinge AB, Class B	6,066	120,062
Granges AB	6,740	104,642
H & M Hennes & Mauritz AB, Class B(a)	62,157	1,142,821
Heba Fastighets AB, Class B	29,489	86,056
Hexagon AB, Class B	35,167	332,391
Hufvudstaden AB, Class A	16,904	212,049
Indutrade AB	12,395	278,965
Intea Fastigheter AB*	25,139	184,856
INVISIO AB	6,058	165,023
Lagercrantz Group AB, Class B	3,086	64,433
Lifco AB, Class B	11,647	344,535
Lindab International AB	6,993	111,947
Logistea AB, Class B	75,445	103,431
Loomis AB	1,267	56,951
Medicover AB, Class B	5,524	109,132
MIPS AB	3,951	95,309
Munters Group AB(b)	23,878	415,586
Mycronic AB	13,945	319,119
NCC AB, Class B	4,566	99,121
New Wave Group AB, Class B	12,092	122,173
Nolato AB, Class B	15,548	77,918
Nordnet AB publ	4,708	150,735
NP3 Fastigheter AB	4,429	113,907
Paradox Interactive AB	14,253	185,078
Peab AB, Class B	16,287	164,473
Platzer Fastigheter Holding AB, Class B	6,644	47,077
Proact IT Group AB	7,778	80,423
RaySearch Laboratories AB	3,637	73,074
Rusta AB	16,886	165,293
Saab AB, Class B	10,346	670,528
Sagax AB, Class B	15,232	278,217
Sandvik AB	29,496	1,106,613
Scandi Standard AB	9,833	152,559
Sectra AB, Class B	18,634	442,463
Skandinaviska Enskilda Banken AB, Class A(a)	32,430	586,557
Skanska AB, Class B	8,237	218,414
SKF AB, Class B	5,560	130,854
SkiStar AB	5,973	102,139
SSAB AB, Class A	3,509	27,133
SSAB AB, Class B	3,123	24,082
Sweco AB, Class B	13,481	187,789
Swedbank AB, Class A	39,898	1,335,622
Investments	Shares	Value
Synsam AB	17,687	$127,553
Systemair AB	10,096	75,140
Tele2 AB, Class B	33,371	681,695
Telefonaktiebolaget LM Ericsson, Class B	38,087	424,999
Telefonaktiebolaget LM Ericsson, Class A	22,542	249,882
Telia Co. AB	125,871	637,398
Thule Group AB(b)	9,376	199,995
Trelleborg AB, Class B	6,045	221,335
Troax Group AB	533	5,388
Truecaller AB, Class B	11,260	12,860
Volvo AB, Class A	24,669	788,787
Volvo AB, Class B	81,861	2,625,224
Wallenstam AB, Class B	16,801	71,992
Wihlborgs Fastigheter AB	11,406	103,030
Zinzino AB, Class B(a)	6,910	101,261
Total Sweden		25,061,029
Switzerland – 3.8%
ABB Ltd., Registered Shares	35,948	2,829,135
Accelleron Industries AG	6,796	602,595
Allreal Holding AG, Registered Shares	768	215,046
Avolta AG*	3,034	178,442
Bachem Holding AG(a)	6,999	564,850
Belimo Holding AG, Registered Shares	610	482,428
BKW AG	1,135	220,630
Cie Financiere Richemont SA, Class A, Registered Shares	8,769	1,511,972
Comet Holding AG, Registered Shares	911	280,255
EFG International AG*	5,927	124,065
Flughafen Zurich AG, Registered Shares	718	221,597
Galderma Group AG	2,961	565,263
Galenica AG(b)	1,383	156,363
Geberit AG, Registered Shares	641	424,860
Georg Fischer AG, Registered Shares	2,674	134,440
Givaudan SA, Registered Shares	141	470,965
Helvetia Baloise Holding AG, Registered Shares	698	178,420
Huber & Suhner AG, Registered Shares	1,280	279,719
Inficon Holding AG, Registered Shares	2,764	341,910
International Workplace Group PLC	28,544	65,834
Kuehne & Nagel International AG, Registered Shares	3,882	871,040
Landis & Gyr Group AG*	918	57,693
Logitech International SA, Registered Shares	3,494	314,636
Partners Group Holding AG	432	454,929
PSP Swiss Property AG, Registered Shares	1,439	283,842
Sandoz Group AG	7,841	602,456
Schindler Holding AG, Registered Shares	1,453	450,248
Schindler Holding AG, Participation Certificate	1,269	411,235
SFS Group AG	1,448	212,636
SGS SA, Registered Shares	5,695	596,042
Sika AG, Registered Shares	3,408	550,929
Sonova Holding AG, Registered Shares	1,316	293,154
Straumann Holding AG, Registered Shares	4,247	433,394

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
Sulzer AG, Registered Shares	1,547	$316,889
Sunrise Communications AG, Class A*	4,172	245,684
Swiss Life Holding AG, Registered Shares	441	474,615
Swiss Prime Site AG, Registered Shares	2,646	444,540
Swisscom AG, Registered Shares	1,451	1,204,427
Temenos AG, Registered Shares	1,924	164,853
UBS Group AG, Registered Shares	39,312	1,503,401
VAT Group AG(b)	1,252	753,802
Vontobel Holding AG, Registered Shares	1,804	154,234
Zurich Insurance Group AG	4,627	3,232,652
Total Switzerland		23,876,120
United Kingdom – 9.7%
Admiral Group PLC	13,290	552,054
Advanced Medical Solutions Group PLC	31,679	80,208
AG Barr PLC	9,910	85,205
Alfa Financial Software Holdings PLC(b)	65,033	124,350
Associated British Foods PLC	9,788	242,208
AstraZeneca PLC	23,283	4,510,311
Autotrader Group PLC(b)	55,307	342,422
Aviva PLC	31,605	250,232
Avon Technologies PLC	3,905	85,379
B&M European Value Retail PLC	40,389	89,745
Babcock International Group PLC	8,530	130,258
BAE Systems PLC	66,140	1,918,813
Balfour Beatty PLC	17,385	173,317
Baltic Classifieds Group PLC	91,361	220,474
Barclays PLC	178,470	916,564
Big Yellow Group PLC	6,340	70,647
Bodycote PLC	5,068	40,801
British American Tobacco PLC	102,032	5,881,160
BT Group PLC	215,831	599,117
BTG Consulting PLC	48,918	77,410
Bunzl PLC	855	25,436
Bytes Technology Group PLC(a)	26,639	97,096
Centrica PLC	26,524	74,326
Cerillion PLC	4,735	80,236
Chemring Group PLC	31,617	211,802
CK Hutchison Holdings Ltd.	86,500	657,560
Coats Group PLC	85,006	89,902
Coca-Cola Europacific Partners PLC	9,565	866,538
Cohort PLC(a)	6,759	108,205
Compass Group PLC	29,249	804,198
Computacenter PLC	2,212	87,217
Convatec Group PLC(b)	80,849	229,650
Cranswick PLC	2,271	156,626
Diploma PLC	6,572	516,956
Dr. Martens PLC	27,879	23,143
Drax Group PLC	8,150	95,168
Dunelm Group PLC	7,543	77,984
Elementis PLC	39,185	77,303
Entain PLC	15,991	118,300
Fevertree Drinks PLC	17,877	179,637
Investments	Shares	Value
Firstgroup PLC	21,965	$48,140
Forterra PLC(b)	4,310	8,798
Games Workshop Group PLC	2,796	652,614
GB Group PLC	22,229	58,920
Genus PLC	4,376	136,764
Greggs PLC	4,204	84,377
Halma PLC	9,786	490,640
Hammerson PLC	32,672	126,927
Harworth Group PLC	31,048	59,981
Helical PLC(a)	20,982	48,531
Hill & Smith PLC	3,463	96,128
Hollywood Bowl Group PLC	14,888	46,235
Howden Joinery Group PLC	17,775	185,409
HSBC Holdings PLC	601,689	9,692,747
IMI PLC	7,390	246,553
Imperial Brands PLC	53,698	2,164,708
Inchcape PLC	2,045	20,226
Informa PLC	34,988	344,840
IntegraFin Holdings PLC	1,127	4,548
International Consolidated Airlines Group SA	100,634	464,206
Intertek Group PLC	4,313	207,482
ITV PLC	60,525	59,901
J Sainsbury PLC	13,907	62,170
James Halstead PLC	945	1,502
JD Sports Fashion PLC	40,911	38,121
JET2 PLC	738	10,822
Johnson Matthey PLC	2,207	55,210
Kainos Group PLC	14,302	137,678
Kingfisher PLC	13,392	50,119
Lloyds Banking Group PLC	1,202,633	1,464,430
London Stock Exchange Group PLC	2,197	256,806
LondonMetric Property PLC	156,582	374,769
Marks & Spencer Group PLC	13,738	61,450
Melrose Industries PLC	33,110	219,533
Midwich Group PLC	21,542	44,600
Mitie Group PLC	84,486	188,286
MONY Group PLC	23,150	45,853
Moonpig Group PLC	43,478	120,116
Morgan Sindall Group PLC	1,167	63,634
National Grid PLC	161,645	2,706,081
NatWest Group PLC	311,819	2,274,733
Next PLC	2,850	476,364
Nichols PLC	4,581	56,543
Oxford Instruments PLC	5,185	164,099
Paratus Energy Services Ltd.	18,783	89,278
Pearson PLC	14,903	194,482
Pennon Group PLC	44,822	312,970
PPHE Hotel Group Ltd.	5,665	118,929
Property Franchise Group PLC	9,378	53,177
PZ Cussons PLC	66,955	70,635
QinetiQ Group PLC	31,715	189,874
Reckitt Benckiser Group PLC	15,477	1,038,436

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Equity Fund (DWM) March 31, 2026
Investments	Shares	Value
RELX PLC	34,355	$1,121,725
Renishaw PLC	2,867	133,459
Rentokil Initial PLC	58,296	359,006
Rightmove PLC	8,583	48,545
Rolls-Royce Holdings PLC	108,583	1,620,892
Rotork PLC	38,610	159,160
RS Group PLC	11,866	87,627
Safestore Holdings PLC	34	284
Sage Group PLC	35,795	395,465
Savills PLC	7,047	76,573
Senior PLC	41,143	155,170
Serco Group PLC	46,488	174,716
Severn Trent PLC	13,622	555,067
Smith & Nephew PLC	17,756	277,466
Smiths Group PLC	12,924	388,577
Softcat PLC	18,242	292,277
Spirax Group PLC	2,572	226,396
Spire Healthcare Group PLC(b)	21,428	41,255
SSE PLC	31,775	1,087,348
SSP Group PLC	8,624	19,890
Standard Chartered PLC	19,736	404,702
Subsea 7 SA	15,748	485,651
Telecom Plus PLC	8,773	149,471
Tesco PLC	140,511	876,615
Travis Perkins PLC	37	276
Unilever PLC	57,933	3,207,877
United Utilities Group PLC	23,260	403,349
Vodafone Group PLC	470,831	703,462
Volex PLC	18,446	110,191
Volution Group PLC	26,134	196,438
Weir Group PLC	7,756	286,175
WH Smith PLC	509	3,853
Whitbread PLC	3,109	94,132
Workspace Group PLC	9,474	42,665
Total United Kingdom		61,343,088
United States – 8.0%
Acerinox SA	4,713	64,947
Aegon Ltd.	20,440	146,675
Alcon, Inc.	3,396	250,447
BP PLC	626,002	5,005,057
Buzzi SpA	1,273	63,188
Experian PLC	16,206	555,214
Ferrovial SE	13,746	877,750
GSK PLC	103,923	2,828,571
Haleon PLC	128,363	632,740
Holcim AG, Registered Shares*	13,901	1,123,083
InterContinental Hotels Group PLC	4,786	624,094
Nestle SA, Registered Shares	76,037	7,420,598
Novartis AG, Registered Shares	52,578	7,908,129
Investments	Shares	Value
QIAGEN NV	1,838	$73,581
Reliance Worldwide Corp. Ltd.	35,403	73,955
Roche Holding AG, Bearer Shares	2,371	965,455
Roche Holding AG	16,914	6,624,150
Sanofi SA	41,037	3,911,235
Schneider Electric SE	7,976	2,105,417
Shell PLC	161,942	7,651,597
Swiss Re AG	4,718	776,205
Tenaris SA	23,480	689,868
Total United States		50,371,956
TOTAL COMMON STOCKS (Cost: $430,970,373)		623,489,809
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $516,270)	516,270	516,270
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	276,014	276,014
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	5,300,000	5,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $5,576,014)		5,576,014
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $437,062,657)		629,582,093
Other Assets less Liabilities – 0.1%		938,366
NET ASSETS – 100.0%		$630,520,459

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $90,406, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,264,672 and the total market value of the collateral held by the Fund was $11,875,041. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,299,027.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (concluded) WisdomTree International Equity Fund (DWM) March 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$11,400,000	$6,100,000	$—	$—	$5,300,000	$5,076

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$154,710,086	$94,968	$—	$154,805,054
Australia	43,152,931	—	90,406*	43,243,337
Other	425,441,418	—	—	425,441,418
Mutual Fund	—	516,270	—	516,270
Investment of Cash Collateral for Securities Loaned	—	5,576,014	—	5,576,014
Total Investments in Securities	$623,304,435	$6,187,252	$90,406	$629,582,093

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 2.5%
Aristocrat Leisure Ltd.	82,507	$2,561,555
Brambles Ltd.	413,756	6,404,422
Cochlear Ltd.	12,585	1,457,552
Codan Ltd.	24,037	514,632
CSL Ltd.	116,325	11,216,084
Eagers Automotive Ltd.	48,560	748,322
HUB24 Ltd.	14,028	789,663
JB Hi-Fi Ltd.	24,043	1,192,544
Netwealth Group Ltd.	89,556	1,323,651
Northern Star Resources Ltd.	357,477	4,984,861
Pro Medicus Ltd.	5,714	457,490
Ramelius Resources Ltd.	370,582	931,489
REA Group Ltd.	19,345	2,072,470
Sigma Healthcare Ltd.	530,379	962,630
Technology One Ltd.	45,127	829,557
Wesfarmers Ltd.	295,726	14,767,393
Whitehaven Coal Ltd.	184,294	1,167,562
WiseTech Global Ltd.	11,448	298,105
Total Australia		52,679,982
Austria – 1.7%
ANDRITZ AG	46,489	3,187,095
BAWAG Group AG*(a)	52,623	7,851,871
Erste Group Bank AG	174,223	18,568,423
Raiffeisen Bank International AG*	156,682	6,564,034
Wienerberger AG	48,598	1,275,557
Total Austria		37,446,980
Belgium – 0.3%
Solvay SA	51,353	1,565,610
Syensqo SA	30,424	1,734,498
UCB SA	10,995	3,274,791
Total Belgium		6,574,899
Chile – 0.2%
Antofagasta PLC	123,471	5,417,059
China – 0.2%
Prosus NV*	117,482	5,276,440
Denmark – 2.2%
Novo Nordisk AS, Class B	1,237,144	44,046,096
Pandora AS	24,509	1,714,579
Royal Unibrew AS	24,727	1,999,771
Total Denmark		47,760,446
Finland – 0.7%
Kone OYJ, Class B	161,168	10,172,522
Konecranes OYJ	58,731	1,890,696
Valmet OYJ(b)	102,590	2,880,636
Total Finland		14,943,854
Investments	Shares	Value
France – 12.8%
Accor SA	86,729	$4,059,122
Air Liquide SA	127,950	26,229,673
Airbus SE	88,401	16,380,420
BioMerieux	16,600	1,755,814
Bureau Veritas SA	174,817	5,176,600
Cie Generale des Etablissements Michelin SCA	385,744	12,973,617
Dassault Aviation SA	14,770	5,432,143
Edenred SE	192,392	3,781,759
Eiffage SA	45,039	6,805,889
Hermes International SCA	9,594	17,786,216
Kering SA	27,762	8,207,960
Legrand SA	44,015	6,679,044
L’Oreal SA	114,285	46,002,114
LVMH Moet Hennessy Louis Vuitton SE	138,548	73,926,961
Nexans SA	9,063	1,199,830
Rexel SA	144,341	5,534,786
Safran SA	45,982	14,802,738
Technip Energies NV	37,634	1,586,178
Thales SA	33,261	9,661,309
Vallourec SACA	245,040	6,140,787
Total France		274,122,960
Georgia – 0.3%
Lion Finance Group PLC	25,640	3,137,703
TBC Bank Group PLC	47,805	2,572,049
Total Georgia		5,709,752
Germany – 9.8%
adidas AG	20,073	3,160,456
Continental AG	74,426	5,110,916
CTS Eventim AG & Co. KGaA	29,124	1,666,424
Daimler Truck Holding AG	506,962	24,223,520
Deutsche Lufthansa AG, Registered Shares	576,333	4,778,510
Deutsche Post AG, Registered Shares	653,916	33,716,525
Deutsche Telekom AG, Registered Shares	1,732,574	63,780,874
Fielmann Group AG	21,506	1,079,135
GEA Group AG	27,763	1,957,698
Heidelberg Materials AG	32,456	6,669,541
HochTief AG	17,584	7,755,636
Hugo Boss AG	20,154	852,923
Infineon Technologies AG	151,223	6,621,086
Knorr-Bremse AG	45,130	5,051,681
Krones AG	7,678	1,019,127
Nemetschek SE	5,535	406,242
Rheinmetall AG	2,376	3,954,502
SAP SE	143,167	24,232,182
Schott Pharma AG & Co. KGaA	14,229	221,656
Sixt SE	13,564	1,004,127
Traton SE(b)	363,593	12,911,478
Total Germany		210,174,239

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026
Investments	Shares	Value
Hong Kong – 0.5%
Bank of East Asia Ltd.	2,213,200	$3,689,514
Techtronic Industries Co. Ltd.	538,000	7,006,173
Total Hong Kong		10,695,687
Ireland – 0.4%
Bank of Ireland Group PLC	475,885	8,463,236
Israel – 1.6%
Bank Leumi Le-Israel BM	560,059	12,378,945
Elbit Systems Ltd.	2,042	1,705,385
Israel Discount Bank Ltd., Class A	546,307	5,446,633
Mizrahi Tefahot Bank Ltd.	131,375	9,478,139
Newmed Energy LP	560,224	3,191,902
Strauss Group Ltd.	29,971	1,311,795
Total Israel		33,512,799
Italy – 1.7%
Brembo NV	117,369	1,097,412
Brunello Cucinelli SpA(b)	9,813	843,241
DiaSorin SpA(b)	8,442	583,418
Ferrari NV	19,069	6,349,705
Leonardo SpA	61,303	4,099,557
Maire SpA	127,967	1,960,999
Moncler SpA	77,576	4,594,289
PRADA SpA	950,700	4,476,907
Prysmian SpA	32,005	3,642,627
Recordati Industria Chimica & Farmaceutica SpA	50,492	2,852,994
Ryanair Holdings PLC	194,248	5,342,405
Technogym SpA(a)	69,976	1,398,061
Total Italy		37,241,615
Japan – 19.2%
Advantest Corp.	33,000	4,217,047
Ajinomoto Co., Inc.	131,100	3,623,400
Amada Co. Ltd.	136,000	1,847,357
Asics Corp.	66,600	1,739,830
Bandai Namco Holdings, Inc.	133,400	3,242,553
BayCurrent, Inc.	30,600	873,049
BIPROGY, Inc.	26,300	763,756
Bridgestone Corp.	540,200	11,093,302
Capcom Co. Ltd.	74,900	1,576,247
Chugai Pharmaceutical Co. Ltd.	279,400	15,122,971
CyberAgent, Inc.	127,300	1,061,434
Daiichi Sankyo Co. Ltd.	383,500	6,667,679
Daiwa House Industry Co. Ltd.	236,600	7,314,091
Disco Corp.	10,600	4,080,357
Ebara Corp.	84,000	2,246,125
Food & Life Cos. Ltd.	24,500	1,427,588
Fujikura Ltd.	212,400	5,460,532
GMO Payment Gateway, Inc.	40,300	2,078,202
Hachijuni Nagano Bank Ltd.	328,100	3,974,157
Investments	Shares	Value
Hitachi Ltd.	550,100	$15,435,580
Hokuhoku Financial Group, Inc.	78,000	2,861,814
Horiba Ltd.	14,500	1,628,276
Hoya Corp.	32,900	5,490,571
Ibiden Co. Ltd.	23,300	1,079,688
Internet Initiative Japan, Inc.	65,800	1,012,292
Isuzu Motors Ltd.	421,300	5,881,622
Japan Steel Works Ltd.	10,400	547,227
Kakaku.com, Inc.	81,891	1,067,327
Keyence Corp.	16,800	5,793,249
Kobe Bussan Co. Ltd.	41,000	890,150
Koei Tecmo Holdings Co. Ltd.	141,700	1,432,676
Koito Manufacturing Co. Ltd.	104,800	1,606,683
Kokusai Electric Corp.	33,100	1,042,788
Konami Group Corp.	14,500	1,762,257
Kuraray Co. Ltd.	154,300	1,599,836
Lasertec Corp.	20,400	4,276,447
M3, Inc.	102,100	1,030,370
Maruwa Co. Ltd.	1,700	564,209
Mazda Motor Corp.	439,300	2,869,022
MISUMI Group, Inc.	72,400	1,194,834
Mitsubishi Heavy Industries Ltd.	242,400	6,434,441
Mitsui Kinzoku Co. Ltd.	12,600	2,220,781
MonotaRO Co. Ltd.	92,000	985,983
Murata Manufacturing Co. Ltd.	483,800	10,366,926
Nintendo Co. Ltd.	157,100	8,665,237
Nippon Steel Corp.	2,991,500	10,829,121
Nitto Denko Corp.	128,600	2,476,777
Nomura Research Institute Ltd.	94,700	2,578,669
OBIC Business Consultants Co. Ltd.	21,300	835,586
Obic Co. Ltd.	98,600	2,387,373
Olympus Corp.	159,100	1,488,594
Oracle Corp.	32,300	1,747,477
Organo Corp.	14,600	1,249,016
Pan Pacific International Holdings Corp.	315,700	1,921,307
Panasonic Holdings Corp.	751,500	12,213,233
Persol Holdings Co. Ltd.	1,307,200	1,898,065
Recruit Holdings Co. Ltd.	73,300	3,006,825
Ryohin Keikaku Co. Ltd.	66,600	1,395,716
Sanrio Co. Ltd.	168,600	1,037,734
Sanwa Holdings Corp.	79,800	1,774,169
SCREEN Holdings Co. Ltd.	62,800	3,529,021
Sega Sammy Holdings, Inc.	56,800	865,264
Seibu Holdings, Inc.	37,300	1,024,818
Shin-Etsu Chemical Co. Ltd.	487,300	19,171,605
Socionext, Inc.	67,500	792,995
Sompo Holdings, Inc.	375,000	14,171,224
Subaru Corp.	361,000	5,635,449
SUMCO Corp.	62,300	649,864
Sumitomo Forestry Co. Ltd.	234,000	2,065,095

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026
Investments	Shares	Value
TIS, Inc.	47,500	$1,003,504
Toei Animation Co. Ltd.	58,100	947,699
Tokyo Electron Ltd.	109,000	25,508,014
TOTO Ltd.	85,000	2,719,530
Toyo Tire Corp.	63,700	1,439,046
Toyota Motor Corp.	5,643,800	112,173,585
Trend Micro, Inc.	41,400	1,363,606
Yamato Holdings Co. Ltd.	102,400	1,122,866
Zensho Holdings Co. Ltd.	16,200	934,588
ZOZO, Inc.	330,300	2,294,183
Total Japan		410,401,581
Luxembourg – 0.1%
Eurofins Scientific SE	18,067	1,304,380
Macau – 0.2%
Sands China Ltd.	2,323,200	4,886,300
Netherlands – 6.0%
Arcadis NV	16,184	511,306
ASM International NV	2,786	2,044,788
ASML Holding NV	34,231	44,142,314
Heineken Holding NV	100,078	7,074,259
ING Groep NV	1,857,066	47,298,316
Koninklijke KPN NV	1,906,177	10,548,814
Koninklijke Vopak NV	50,738	2,741,789
Universal Music Group NV	478,534	9,171,987
Wolters Kluwer NV	56,814	4,230,095
Total Netherlands		127,763,668
Nigeria – 0.2%
Airtel Africa PLC(a)	750,129	3,408,764
Norway – 0.7%
Frontline PLC	107,018	3,734,278
Kongsberg Gruppen ASA	151,913	6,436,958
Mowi ASA	171,265	3,860,999
Total Norway		14,032,235
Portugal – 0.6%
Banco Comercial Portugues SA, Class R	7,888,260	7,561,925
Jeronimo Martins SGPS SA	206,282	4,886,661
Total Portugal		12,448,586
Singapore – 1.4%
Singapore Exchange Ltd.	316,100	4,782,601
Singapore Technologies Engineering Ltd.	686,800	5,754,608
Singapore Telecommunications Ltd.	5,349,900	20,484,832
Total Singapore		31,022,041
Spain – 6.5%
Amadeus IT Group SA	96,629	5,419,833
Banco Bilbao Vizcaya Argentaria SA	2,955,264	62,142,248
Industria de Diseno Textil SA	1,231,175	69,849,876
Laboratorios Farmaceuticos Rovi SA	9,486	882,579
Total Spain		138,294,536
Investments	Shares	Value
Sweden – 5.3%
AAK AB(b)	43,954	$1,118,431
AddTech AB, Class B	34,587	1,153,112
Assa Abloy AB, Class B	183,110	6,466,154
Atlas Copco AB, Class A	744,775	12,755,286
Atlas Copco AB, Class B	222,767	3,387,251
Axfood AB	96,796	3,268,786
Epiroc AB, Class B	85,797	1,803,077
Epiroc AB, Class A	161,551	3,885,195
EQT AB	207,501	6,240,550
Evolution AB(a)	98,797	6,069,125
Indutrade AB	8,929	200,958
Lifco AB, Class B	35,288	1,043,869
Saab AB, Class B	26,885	1,742,427
Sandvik AB	340,141	12,761,201
Sectra AB, Class B	11,343	269,339
SKF AB, Class B	161,231	3,794,567
Sweco AB, Class B	49,694	692,234
Tele2 AB, Class B	289,723	5,918,393
Trelleborg AB, Class B	45,790	1,676,583
Volvo AB, Class B	1,257,507	40,327,347
Total Sweden		114,573,885
Switzerland – 5.4%
ABB Ltd., Registered Shares	313,367	24,662,223
Accelleron Industries AG	15,907	1,410,458
Belimo Holding AG, Registered Shares	1,855	1,467,055
Bucher Industries AG, Registered Shares	2,692	1,164,171
Geberit AG, Registered Shares	9,089	6,024,269
Georg Fischer AG, Registered Shares	14,008	704,279
Huber & Suhner AG, Registered Shares	4,369	954,759
Logitech International SA, Registered Shares	27,558	2,481,609
Partners Group Holding AG	13,683	14,409,252
Schindler Holding AG, Participation Certificate	7,615	2,467,732
SFS Group AG	14,323	2,103,309
SGS SA, Registered Shares	81,207	8,499,171
Sika AG, Registered Shares	37,879	6,123,430
Sonova Holding AG, Registered Shares	14,544	3,239,843
Straumann Holding AG, Registered Shares	19,206	1,959,918
Sulzer AG, Registered Shares	10,053	2,059,267
UBS Group AG, Registered Shares	859,697	32,877,218
VAT Group AG(a)	5,147	3,098,897
Total Switzerland		115,706,860
United Kingdom – 10.2%
AstraZeneca PLC	320,258	62,039,395
Autotrader Group PLC(a)	117,599	728,090
BAE Systems PLC	591,753	17,167,574
Bridgepoint Group PLC(a)	408,543	1,238,037
Centrica PLC	1,494,419	4,187,715
Compass Group PLC	350,276	9,630,797

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026
Investments	Shares	Value
Hiscox Ltd.	143,946	$2,868,203
Howden Joinery Group PLC	208,693	2,176,858
Imperial Brands PLC	550,104	22,176,143
Inchcape PLC	137,732	1,362,203
International Consolidated Airlines Group SA	1,006,209	4,641,451
Intertek Group PLC	62,202	2,992,299
JD Sports Fashion PLC	434,843	405,184
Lloyds Banking Group PLC	27,692,373	33,720,640
Next PLC	28,292	4,728,870
RELX PLC	390,541	12,751,552
Rightmove PLC	121,834	689,081
Rolls-Royce Holdings PLC	864,898	12,910,917
RS Group PLC	201,157	1,485,487
Sage Group PLC	213,540	2,359,203
Softcat PLC	57,007	913,377
Spirax Group PLC	16,860	1,484,071
SSE PLC	431,557	14,767,987
Weir Group PLC	36,272	1,338,335
Total United Kingdom		218,763,469
United States – 8.6%
BP PLC	10,451,136	83,559,694
Experian PLC	132,281	4,531,921
Ferrovial SE	132,060	8,432,680
GSK PLC	1,730,844	47,110,031
Holcim AG, Registered Shares*	147,881	11,947,526
InterContinental Hotels Group PLC	22,163	2,890,055
Schneider Electric SE	101,691	26,843,270
Total United States		185,315,177
TOTAL COMMON STOCKS (Cost: $2,010,565,923)		2,127,941,430
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International Quality Dividend Growth Fund(b)(c) (Cost: $170,492)	6,017	241,522
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d) (Cost: $1,258,442)	1,258,442	1,258,442
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	627,072	$627,072
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	11,100,000	11,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $11,727,072)		11,727,072
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,023,721,929)		2,141,168,466
Other Assets less Liabilities – 0.1%		1,170,547
NET ASSETS – 100.0%		$2,142,339,013

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,237,799. The Fund also had securities on loan having a total market value of $9,248 that were sold and pending settlement. The total market value of the collateral held by the Fund was $14,558,282. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,831,210.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree International Quality Dividend Growth Fund	$214,687	$—	$—	$—	$26,835	$241,522	$5,515	$—
WisdomTree Treasury Money Market Digital Fund	—	110,800,000	99,700,000	—	—	11,100,000	—	169,126
Total	$214,687	$110,800,000	$99,700,000	$—	$26,835	$11,341,522	$5,515	$169,126

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2026	14,765,640,384	JPY	92,822,229	USD	$—	$(1,235)
Barclays Bank PLC	4/3/2026	94,055,747	USD	14,645,363,931	JPY	1,990,845	—
Barclays Bank PLC	4/6/2026	7,856,175	SGD	6,091,031	USD	49	—
Barclays Bank PLC	4/6/2026	6,171,975	USD	7,787,878	SGD	133,847	—
Barclays Bank PLC	4/7/2026	17,422,333	AUD	11,931,981	USD	—	(235)
Barclays Bank PLC	4/7/2026	22,533,427	CHF	28,057,430	USD	308	—
Barclays Bank PLC	4/7/2026	176,036,234	EUR	202,874,366	USD	1,810	—
Barclays Bank PLC	4/7/2026	57,451,888	GBP	75,759,736	USD	1,100	—
Barclays Bank PLC	4/7/2026	22,340,145	ILS	7,077,577	USD	—	(387)
Barclays Bank PLC	4/7/2026	247,484,552	SEK	25,986,054	USD	26	—
Barclays Bank PLC	4/7/2026	12,090,545	USD	16,967,829	AUD	470,068	—
Barclays Bank PLC	4/7/2026	28,430,287	USD	21,781,637	CHF	1,308,649	—
Barclays Bank PLC	4/7/2026	205,570,370	USD	173,818,876	EUR	5,249,628	—
Barclays Bank PLC	4/7/2026	76,766,510	USD	57,093,895	GBP	1,477,753	—
Barclays Bank PLC	4/7/2026	7,171,631	USD	22,479,341	ILS	50,344	—
Barclays Bank PLC	4/7/2026	26,331,384	USD	237,147,554	SEK	1,430,697	—
Barclays Bank PLC	4/8/2026	64,143,253	DKK	9,890,919	USD	68	—
Barclays Bank PLC	4/8/2026	36,376,907	HKD	4,641,497	USD	—	(109)
Barclays Bank PLC	4/8/2026	26,274,034	NOK	2,697,244	USD	20	—
Barclays Bank PLC	4/8/2026	10,022,360	USD	63,292,677	DKK	262,534	—
Barclays Bank PLC	4/8/2026	4,703,179	USD	36,737,133	HKD	15,829	—
Barclays Bank PLC	4/8/2026	2,733,087	USD	26,006,266	NOK	63,312	—
Barclays Bank PLC	5/5/2026	10,551,191	USD	15,411,613	AUD	—	(43)
Barclays Bank PLC	5/5/2026	9,591,423	USD	62,107,965	DKK	—	(693)
Barclays Bank PLC	5/5/2026	6,598,384	USD	20,809,772	ILS	—	(923)
Barclays Bank PLC	5/6/2026	25,249,753	USD	20,214,144	CHF	—	(774)
Barclays Bank PLC	5/6/2026	181,013,189	USD	156,849,843	EUR	—	(1,214)
Barclays Bank PLC	5/6/2026	74,646,828	USD	56,610,282	GBP	—	(1,680)
Barclays Bank PLC	5/6/2026	4,103,068	USD	32,109,880	HKD	—	(192)
Barclays Bank PLC	5/6/2026	2,719,751	USD	26,497,166	NOK	—	(75)
Barclays Bank PLC	5/6/2026	22,545,061	USD	214,395,527	SEK	—	(294)
Barclays Bank PLC	5/6/2026	6,386,937	USD	8,220,454	SGD	—	(214)
Barclays Bank PLC	5/8/2026	83,802,373	USD	13,291,131,779	JPY	936	—
Deutsche Bank AG	4/3/2026	14,765,706,195	JPY	92,822,229	USD	—	(821)
Deutsche Bank AG	4/3/2026	94,055,747	USD	14,645,407,291	JPY	1,990,572	—
Deutsche Bank AG	4/6/2026	7,856,200	SGD	6,091,031	USD	68	—
Deutsche Bank AG	4/6/2026	6,171,975	USD	7,787,989	SGD	133,761	—
See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	4/7/2026	17,422,458	AUD	11,931,981	USD	$—	$(150)
Deutsche Bank AG	4/7/2026	22,533,315	CHF	28,057,430	USD	168	—
Deutsche Bank AG	4/7/2026	176,036,692	EUR	202,874,366	USD	2,338	—
Deutsche Bank AG	4/7/2026	57,451,757	GBP	75,759,736	USD	927	—
Deutsche Bank AG	4/7/2026	22,340,123	ILS	7,077,577	USD	—	(394)
Deutsche Bank AG	4/7/2026	247,482,767	SEK	25,986,054	USD	—	(161)
Deutsche Bank AG	4/7/2026	12,090,545	USD	16,967,743	AUD	470,127	—
Deutsche Bank AG	4/7/2026	28,430,287	USD	21,781,594	CHF	1,308,702	—
Deutsche Bank AG	4/7/2026	205,570,370	USD	173,819,023	EUR	5,249,459	—
Deutsche Bank AG	4/7/2026	76,766,510	USD	57,093,853	GBP	1,477,809	—
Deutsche Bank AG	4/7/2026	7,171,631	USD	22,480,775	ILS	49,890	—
Deutsche Bank AG	4/7/2026	26,331,384	USD	237,149,173	SEK	1,430,527	—
Deutsche Bank AG	4/8/2026	64,142,975	DKK	9,890,919	USD	25	—
Deutsche Bank AG	4/8/2026	36,377,802	HKD	4,641,497	USD	5	—
Deutsche Bank AG	4/8/2026	26,274,088	NOK	2,697,244	USD	26	—
Deutsche Bank AG	4/8/2026	10,022,360	USD	63,293,273	DKK	262,442	—
Deutsche Bank AG	4/8/2026	4,703,179	USD	36,735,440	HKD	16,045	—
Deutsche Bank AG	4/8/2026	2,733,087	USD	26,006,882	NOK	63,248	—
Deutsche Bank AG	5/5/2026	10,551,191	USD	15,411,480	AUD	48	—
Deutsche Bank AG	5/5/2026	9,591,423	USD	62,104,797	DKK	—	(203)
Deutsche Bank AG	5/5/2026	6,598,384	USD	20,809,658	ILS	—	(887)
Deutsche Bank AG	5/6/2026	25,249,753	USD	20,213,988	CHF	—	(579)
Deutsche Bank AG	5/6/2026	181,013,189	USD	156,849,979	EUR	—	(1,371)
Deutsche Bank AG	5/6/2026	74,646,828	USD	56,609,681	GBP	—	(887)
Deutsche Bank AG	5/6/2026	4,103,068	USD	32,108,239	HKD	18	—
Deutsche Bank AG	5/6/2026	2,719,751	USD	26,496,812	NOK	—	(38)
Deutsche Bank AG	5/6/2026	22,545,061	USD	214,397,923	SEK	—	(546)
Deutsche Bank AG	5/6/2026	6,386,937	USD	8,220,390	SGD	—	(165)
Deutsche Bank AG	5/8/2026	83,802,373	USD	13,291,166,055	JPY	720	—
Goldman Sachs	4/1/2026	206,920	USD	165,527	CHF	925	—
Goldman Sachs	4/3/2026	491,884,730	JPY	3,083,795	USD	8,332	—
Goldman Sachs	4/3/2026	490,660,001	JPY	3,083,795	USD	633	—
Goldman Sachs	4/3/2026	14,765,742,489	JPY	92,822,229	USD	—	(593)
Goldman Sachs	4/3/2026	94,055,747	USD	14,645,363,931	JPY	1,990,845	—
Goldman Sachs	4/6/2026	259,474	SGD	202,360	USD	—	(1,184)
Goldman Sachs	4/6/2026	261,113	SGD	202,360	USD	87	—
Goldman Sachs	4/6/2026	7,856,206	SGD	6,091,031	USD	73	—
Goldman Sachs	4/6/2026	6,171,975	USD	7,787,872	SGD	133,852	—
Goldman Sachs	4/7/2026	563,687	AUD	396,411	USD	—	(10,368)
Goldman Sachs	4/7/2026	578,285	AUD	396,411	USD	—	(370)
Goldman Sachs	4/7/2026	17,422,435	AUD	11,931,981	USD	—	(165)
Goldman Sachs	4/7/2026	734,250	CHF	932,141	USD	—	(17,881)
Goldman Sachs	4/7/2026	745,160	CHF	932,141	USD	—	(4,297)
Goldman Sachs	4/7/2026	22,533,483	CHF	28,057,430	USD	378	—
Goldman Sachs	4/7/2026	5,876,809	EUR	6,740,012	USD	32,824	—
Goldman Sachs	4/7/2026	5,833,988	EUR	6,740,012	USD	—	(16,526)
Goldman Sachs	4/7/2026	176,036,081	EUR	202,874,366	USD	1,634	—
Goldman Sachs	4/7/2026	1,891,923	GBP	2,516,935	USD	—	(22,088)
Goldman Sachs	4/7/2026	1,906,970	GBP	2,516,935	USD	—	(2,245)
Goldman Sachs	4/7/2026	57,451,844	GBP	75,759,736	USD	1,042	—
Goldman Sachs	4/7/2026	731,216	ILS	235,135	USD	—	(3,491)

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/7/2026	743,972	ILS	235,135	USD	$550	$—
Goldman Sachs	4/7/2026	22,341,568	ILS	7,077,577	USD	64	—
Goldman Sachs	4/7/2026	8,075,344	SEK	863,324	USD	—	(15,406)
Goldman Sachs	4/7/2026	8,238,645	SEK	863,324	USD	1,740	—
Goldman Sachs	4/7/2026	247,487,150	SEK	25,986,054	USD	299	—
Goldman Sachs	4/7/2026	12,090,545	USD	16,967,781	AUD	470,101	—
Goldman Sachs	4/7/2026	28,430,287	USD	21,781,523	CHF	1,308,790	—
Goldman Sachs	4/7/2026	205,570,370	USD	173,818,729	EUR	5,249,798	—
Goldman Sachs	4/7/2026	76,766,510	USD	57,093,640	GBP	1,478,089	—
Goldman Sachs	4/7/2026	7,171,631	USD	22,480,058	ILS	50,117	—
Goldman Sachs	4/7/2026	26,331,384	USD	237,145,447	SEK	1,430,918	—
Goldman Sachs	4/8/2026	2,140,706	DKK	328,602	USD	1,498	—
Goldman Sachs	4/8/2026	2,124,687	DKK	328,602	USD	—	(972)
Goldman Sachs	4/8/2026	64,143,243	DKK	9,890,919	USD	66	—
Goldman Sachs	4/8/2026	1,206,804	HKD	154,203	USD	—	(225)
Goldman Sachs	4/8/2026	1,207,915	HKD	154,203	USD	—	(83)
Goldman Sachs	4/8/2026	36,377,552	HKD	4,641,497	USD	—	(27)
Goldman Sachs	4/8/2026	858,289	NOK	89,609	USD	—	(1,498)
Goldman Sachs	4/8/2026	875,816	NOK	89,609	USD	301	—
Goldman Sachs	4/8/2026	26,274,115	NOK	2,697,244	USD	28	—
Goldman Sachs	4/8/2026	10,022,360	USD	63,291,574	DKK	262,704	—
Goldman Sachs	4/8/2026	4,703,179	USD	36,732,900	HKD	16,370	—
Goldman Sachs	4/8/2026	2,733,087	USD	26,006,676	NOK	63,270	—
Goldman Sachs	5/5/2026	10,551,191	USD	15,411,996	AUD	—	(305)
Goldman Sachs	5/5/2026	9,591,423	USD	62,108,914	DKK	—	(839)
Goldman Sachs	5/5/2026	6,598,384	USD	20,810,439	ILS	—	(1,134)
Goldman Sachs	5/6/2026	25,249,753	USD	20,214,624	CHF	—	(1,373)
Goldman Sachs	5/6/2026	181,013,189	USD	156,849,707	EUR	—	(1,057)
Goldman Sachs	5/6/2026	74,646,828	USD	56,610,798	GBP	—	(2,359)
Goldman Sachs	5/6/2026	4,103,068	USD	32,109,392	HKD	—	(130)
Goldman Sachs	5/6/2026	2,719,751	USD	26,497,030	NOK	—	(61)
Goldman Sachs	5/6/2026	22,545,061	USD	214,400,036	SEK	—	(768)
Goldman Sachs	5/6/2026	6,386,937	USD	8,220,346	SGD	—	(130)
Goldman Sachs	5/8/2026	83,802,373	USD	13,291,265,863	JPY	91	—
HSBC Holdings PLC	4/3/2026	14,765,844,593	JPY	92,822,229	USD	49	—
HSBC Holdings PLC	4/6/2026	7,856,029	SGD	6,091,031	USD	—	(64)
HSBC Holdings PLC	4/7/2026	17,422,282	AUD	11,931,981	USD	—	(270)
HSBC Holdings PLC	4/7/2026	22,533,146	CHF	28,057,430	USD	—	(42)
HSBC Holdings PLC	4/7/2026	176,037,914	EUR	202,874,366	USD	3,747	—
HSBC Holdings PLC	4/7/2026	57,451,365	GBP	75,759,736	USD	410	—
HSBC Holdings PLC	4/7/2026	22,345,807	ILS	7,077,577	USD	1,407	—
HSBC Holdings PLC	4/7/2026	247,481,719	SEK	25,986,054	USD	—	(271)
HSBC Holdings PLC	4/8/2026	64,143,302	DKK	9,890,919	USD	75	—
HSBC Holdings PLC	4/8/2026	36,375,746	HKD	4,641,497	USD	—	(257)
HSBC Holdings PLC	4/8/2026	26,274,123	NOK	2,697,244	USD	29	—
HSBC Holdings PLC	5/5/2026	10,551,191	USD	15,411,613	AUD	—	(43)
HSBC Holdings PLC	5/5/2026	9,591,423	USD	62,104,368	DKK	—	(137)
HSBC Holdings PLC	5/5/2026	6,598,384	USD	20,814,391	ILS	—	(2,388)
HSBC Holdings PLC	5/6/2026	25,249,753	USD	20,214,144	CHF	—	(774)
HSBC Holdings PLC	5/6/2026	181,013,189	USD	156,850,659	EUR	—	(2,155)
HSBC Holdings PLC	5/6/2026	74,646,828	USD	56,610,712	GBP	—	(2,246)

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	5/6/2026	4,103,068	USD	32,109,059	HKD	$—	$(87)
HSBC Holdings PLC	5/6/2026	2,719,751	USD	26,496,589	NOK	—	(15)
HSBC Holdings PLC	5/6/2026	22,545,061	USD	214,399,472	SEK	—	(709)
HSBC Holdings PLC	5/6/2026	6,386,937	USD	8,220,371	SGD	—	(150)
HSBC Holdings PLC	5/8/2026	83,802,373	USD	13,291,341,285	JPY	—	(384)
Royal Bank of Canada	4/3/2026	94,055,747	USD	14,645,416,697	JPY	1,990,513	—
Royal Bank of Canada	4/6/2026	6,171,975	USD	7,787,934	SGD	133,804	—
Royal Bank of Canada	4/7/2026	12,090,545	USD	16,967,662	AUD	470,182	—
Royal Bank of Canada	4/7/2026	28,430,287	USD	21,781,296	CHF	1,309,073	—
Royal Bank of Canada	4/7/2026	205,570,370	USD	173,819,023	EUR	5,249,459	—
Royal Bank of Canada	4/7/2026	76,766,510	USD	57,093,810	GBP	1,477,865	—
Royal Bank of Canada	4/7/2026	7,171,631	USD	22,479,700	ILS	50,231	—
Royal Bank of Canada	4/7/2026	26,331,384	USD	237,143,525	SEK	1,431,120	—
Royal Bank of Canada	4/8/2026	10,022,360	USD	63,292,366	DKK	262,581	—
Royal Bank of Canada	4/8/2026	4,703,179	USD	36,734,904	HKD	16,114	—
Royal Bank of Canada	4/8/2026	2,733,087	USD	26,006,266	NOK	63,312	—
UBS Group AG	4/3/2026	14,765,083,292	JPY	92,822,228	USD	—	(4,736)
UBS Group AG	4/3/2026	94,055,746	USD	14,645,777,621	JPY	1,988,243	—
UBS Group AG	4/6/2026	7,856,123	SGD	6,091,029	USD	11	—
UBS Group AG	4/6/2026	6,171,973	USD	7,788,295	SGD	133,522	—
UBS Group AG	4/7/2026	17,422,315	AUD	11,931,979	USD	—	(246)
UBS Group AG	4/7/2026	22,533,421	CHF	28,057,430	USD	301	—
UBS Group AG	4/7/2026	176,036,230	EUR	202,874,362	USD	1,810	—
UBS Group AG	4/7/2026	57,451,754	GBP	75,759,732	USD	927	—
UBS Group AG	4/7/2026	22,340,133	ILS	7,077,573	USD	—	(387)
UBS Group AG	4/7/2026	247,487,141	SEK	25,986,053	USD	299	—
UBS Group AG	4/7/2026	12,090,545	USD	16,967,948	AUD	469,987	—
UBS Group AG	4/7/2026	28,430,284	USD	21,781,777	CHF	1,308,472	—
UBS Group AG	4/7/2026	205,570,370	USD	173,819,905	EUR	5,248,443	—
UBS Group AG	4/7/2026	76,766,506	USD	57,093,794	GBP	1,477,882	—
UBS Group AG	4/7/2026	7,171,627	USD	22,480,046	ILS	50,117	—
UBS Group AG	4/7/2026	26,331,381	USD	237,150,687	SEK	1,430,365	—
UBS Group AG	4/8/2026	64,143,170	DKK	9,890,918	USD	56	—
UBS Group AG	4/8/2026	36,377,640	HKD	4,641,497	USD	—	(16)
UBS Group AG	4/8/2026	26,274,049	NOK	2,697,240	USD	26	—
UBS Group AG	4/8/2026	10,022,358	USD	63,292,313	DKK	262,588	—
UBS Group AG	4/8/2026	4,703,175	USD	36,735,463	HKD	16,039	—
UBS Group AG	4/8/2026	2,733,086	USD	26,007,418	NOK	63,192	—
UBS Group AG	5/5/2026	10,551,191	USD	15,411,208	AUD	235	—
UBS Group AG	5/5/2026	9,591,420	USD	62,106,005	DKK	—	(393)
UBS Group AG	5/5/2026	6,598,383	USD	20,809,439	ILS	—	(818)
UBS Group AG	5/6/2026	25,249,752	USD	20,213,941	CHF	—	(522)
UBS Group AG	5/6/2026	181,013,187	USD	156,849,841	EUR	—	(1,214)
UBS Group AG	5/6/2026	74,646,825	USD	56,609,507	GBP	—	(661)
UBS Group AG	5/6/2026	4,103,066	USD	32,110,205	HKD	—	(236)
UBS Group AG	5/6/2026	2,719,749	USD	26,496,195	NOK	23	—
UBS Group AG	5/6/2026	22,545,060	USD	214,400,590	SEK	—	(827)
UBS Group AG	5/6/2026	6,386,934	USD	8,220,361	SGD	—	(145)
UBS Group AG	5/8/2026	83,802,369	USD	13,290,728,894	JPY	3,473	—
						$62,336,149	$(140,038)
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,127,941,430	$—	$—	$2,127,941,430
Exchange-Traded Fund	241,522	—	—	241,522
Mutual Fund	—	1,258,442	—	1,258,442
Investment of Cash Collateral for Securities Loaned	—	11,727,072	—	11,727,072
Total Investments in Securities	$2,128,182,952	$12,985,514	$—	$2,141,168,466
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$62,336,149	$—	$62,336,149
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(140,038)	$—	$(140,038)
Total – Net	$2,128,182,952	$75,181,625	$—	$2,203,364,577

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments WisdomTree International High Dividend Fund (DTH) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 8.6%
Abacus Group	362,926	$252,297
Accent Group Ltd.	245,397	125,214
Adairs Ltd.	94,015	84,030
Amotiv Ltd.	55,265	254,359
ANZ Group Holdings Ltd.	106,935	2,634,435
APA Group	139,605	951,374
Aurizon Holdings Ltd.	256,930	698,606
Australian Clinical Labs Ltd.	84,640	120,577
Beach Energy Ltd.(a)	653,233	579,382
Bendigo & Adelaide Bank Ltd.	10,077	68,258
BHP Group Ltd.	291,594	10,063,526
Cedar Woods Properties Ltd.	37,551	181,831
Centuria Capital Group	249,234	270,560
Cromwell Property Group	1,023,991	277,026
Dalrymple Bay Infrastructure Ltd.	142,097	491,477
Dexus	137,318	556,771
Dicker Data Ltd.	53,765	314,106
Elders Ltd.	72,740	358,701
G8 Education Ltd.	313,024	51,454
GPT Group	204,611	634,826
GR Engineering Services Ltd.	66,971	177,970
GrainCorp Ltd., Class A	65,888	299,190
GWA Group Ltd.	128,902	184,516
Inghams Group Ltd.	154,337	209,297
IVE Group Ltd.	97,929	175,057
Jumbo Interactive Ltd.	29,269	154,557
Jupiter Mines Ltd.	838,838	149,375
McMillan Shakespeare Ltd.	28,582	286,981
Medibank Pvt Ltd.	45,015	134,422
Metcash Ltd.	162,028	328,480
Mirvac Group	409,824	496,819
National Australia Bank Ltd.	95,698	2,716,125
Nine Entertainment Co. Holdings Ltd.	500,014	325,337
Origin Energy Ltd.	162,057	1,374,091
Orora Ltd.	314,563	406,112
QBE Insurance Group Ltd.	20,975	304,985
Redox Ltd.	183,544	414,841
Rio Tinto Ltd.(a)	27,280	3,016,170
Rio Tinto PLC	102,072	9,346,782
Scentre Group	592,609	1,347,515
Servcorp Ltd.	44,408	208,343
SmartGroup Corp. Ltd.	58,607	329,549
Stockland	278,591	822,378
Suncorp Group Ltd.	18,381	203,315
Super Retail Group Ltd.	40,153	352,560
Telstra Group Ltd.	1,065,243	3,888,688
Transurban Group	231,725	2,223,506
Treasury Wine Estates Ltd.	148,297	376,820
Universal Store Holdings Ltd.	31,739	169,339
Investments	Shares	Value
Ventia Services Group Pty. Ltd.	152,130	$544,934
Vicinity Ltd.	485,927	778,779
Waypoint REIT Ltd.	268,375	431,954
Westpac Banking Corp.	105,509	2,852,225
Total Australia		53,999,822
Austria – 0.6%
ANDRITZ AG	10,368	710,788
BAWAG Group AG*(b)	1,669	249,031
CA Immobilien Anlagen AG	16,141	452,295
Raiffeisen Bank International AG*	5,201	217,891
SBO AG	6,575	273,862
Telekom Austria AG	66,505	698,072
Verbund AG	14,804	1,119,803
Total Austria		3,721,742
Belgium – 1.3%
Ageas SA	4,242	308,165
Bekaert SA	9,836	453,322
Cofinimmo SA	7,926	741,546
Colruyt Group NV	24,401	1,020,006
KBC Group NV	18,013	2,168,853
Melexis NV	7,109	430,437
Montea NV	5,103	384,531
Proximus SADP	71,476	576,482
Retail Estates NV	5,562	422,963
Solvay SA	22,117	674,286
Warehouses De Pauw CVA	28,931	744,021
Total Belgium		7,924,612
China – 0.8%
BOC Aviation Ltd.(b)	78,400	772,480
BOC Hong Kong Holdings Ltd.	773,547	4,222,828
Total China		4,995,308
Denmark – 0.2%
Danske Bank AS	24,241	1,167,309
Tryg AS	10,430	247,828
Total Denmark		1,415,137
Finland – 1.7%
Elisa OYJ	16,867	814,680
Fortum OYJ(a)	84,759	2,136,786
Nordea Bank Abp	367,215	6,209,067
Outokumpu OYJ	98,153	524,746
Terveystalo OYJ(b)	34,056	339,420
Valmet OYJ(a)	22,248	624,704
Total Finland		10,649,403
France – 9.5%
Amundi SA(b)	3,932	332,309
AXA SA	207,211	9,368,490
BNP Paribas SA	82,525	7,700,958
Bouygues SA	34,771	1,979,520
Cie des Alpes	16,405	446,083

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2026
Investments	Shares	Value
Cie Generale des Etablissements Michelin SCA	57,295	$1,926,986
Covivio SA	11,013	650,320
Credit Agricole SA	183,118	3,361,047
Edenred SE	3,912	76,896
Eiffage SA	8,149	1,231,404
Engie SA	285,091	9,102,231
Etablissements Maurel & Prom SA	71,365	888,049
Gaztransport & Technigaz SA	5,487	1,284,655
Interparfums SA	14,090	370,796
IPSOS SA	10,019	388,336
Kaufman & Broad SA	8,422	274,618
Klepierre SA	42,945	1,604,181
Opmobility	31,867	550,023
Orange SA	230,350	4,691,108
Publicis Groupe SA	18,295	1,493,272
Pullup Entertainment(a)	4,244	64,254
Quadient SA	13,527	168,015
Rexel SA	26,825	1,028,610
Rubis SCA	21,932	870,806
Societe BIC SA	8,385	518,806
Television Francaise 1 SA	51,549	411,903
Valeo SE	38,989	464,056
Vallourec SACA	46,297	1,160,219
Veolia Environnement SA	59,667	2,245,320
Vinci SA	34,797	5,145,949
Total France		59,799,220
Germany – 5.1%
Allianz SE, Registered Shares	18,248	7,554,406
BASF SE	73,299	4,425,447
Bayerische Motoren Werke AG	46,893	4,214,348
Daimler Truck Holding AG	71,371	3,410,230
Deutsche Lufthansa AG, Registered Shares	107,985	895,328
Deutsche Post AG, Registered Shares	88,288	4,552,212
DWS Group GmbH & Co. KGaA(b)	3,684	230,700
Freenet AG	21,354	650,040
Indus Holding AG	9,572	292,265
LEG Immobilien SE	7,619	492,480
SAF-Holland SE	19,029	360,012
Schaeffler AG	94,412	767,453
Sirius Real Estate Ltd.	339,043	414,011
Stroeer SE & Co. KGaA	10,809	379,228
Traton SE(a)	55,374	1,966,375
Vonovia SE	61,165	1,519,426
Total Germany		32,123,961
Hong Kong – 4.9%
Cathay Pacific Airways Ltd.	1,115,000	1,595,661
CK Asset Holdings Ltd.	278,000	1,576,475
CK Infrastructure Holdings Ltd.	225,000	1,795,075
CLP Holdings Ltd.	198,500	1,860,890
Crystal International Group Ltd.(b)	550,000	406,877
Investments	Shares	Value
Dream International Ltd.(a)	271,000	$238,156
Hang Lung Group Ltd.	260,000	494,452
Hang Lung Properties Ltd.	675,000	751,607
HKT Trust & HKT Ltd.	919,000	1,432,384
Hong Kong & China Gas Co. Ltd.	1,668,000	1,510,523
Hongkong Land Holdings Ltd.	159,600	1,240,092
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,204,000	328,905
Hysan Development Co. Ltd.	235,000	562,007
Kerry Properties Ltd.	245,500	683,875
Luk Fook Holdings International Ltd.	146,000	432,775
Man Wah Holdings Ltd.	830,400	456,496
MTR Corp. Ltd.(a)	510,500	2,082,318
PCCW Ltd.	1,180,000	872,937
Power Assets Holdings Ltd.	221,518	1,724,914
SmarTone Telecommunications Holdings Ltd.	506,000	329,150
Sun Hung Kai Properties Ltd.	188,500	3,106,324
Swire Pacific Ltd., Class B	462,500	755,083
Swire Properties Ltd.	504,000	1,461,820
United Laboratories International Holdings Ltd.	294,000	360,366
VTech Holdings Ltd.	67,000	505,051
WH Group Ltd.(b)	2,465,500	3,226,452
Wharf Real Estate Investment Co. Ltd.	319,000	920,357
Total Hong Kong		30,711,022
Indonesia – 0.3%
Bumitama Agri Ltd.	543,900	775,705
First Pacific Co. Ltd.	756,000	528,415
First Resources Ltd.	353,800	795,272
Total Indonesia		2,099,392
Ireland – 0.2%
AIB Group PLC	49,431	513,444
Bank of Ireland Group PLC	15,672	278,714
Cairn Homes PLC	165,264	399,876
Total Ireland		1,192,034
Israel – 1.2%
Amot Investments Ltd.	75,886	462,166
AudioCodes Ltd.	12,431	103,621
Bezeq The Israeli Telecommunication Corp. Ltd.	354,898	841,864
Danya Cebus Ltd.	8,142	417,737
Delek Group Ltd.	2,757	924,907
Energean PLC	49,564	564,711
G City Ltd.(a)	67,671	249,681
Land Development Nimrodi Group Ltd.	13,425	146,346
Mediterranean Towers Ltd.	48,971	259,007
Mizrahi Tefahot Bank Ltd.	4,675	337,281
Neto Malinda Trading Ltd.	7,907	385,897
Newmed Energy LP	120,926	688,981
Orion Retail Properties Ltd.*	0^	0	†
Palram Industries 1990 Ltd.(a)	9,306	146,921
Partner Communications Co. Ltd.	37,984	422,125
Phoenix Financial Ltd.	3,561	187,213

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2026
Investments	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,547	$542,328
Ratio Energies Finance LP	255,970	352,643
Shufersal Ltd.	40,006	581,940
Total Israel		7,615,369
Italy – 7.8%
A2A SpA	302,095	845,123
ACEA SpA	25,769	662,110
Arnoldo Mondadori Editore SpA	110,803	254,313
Ascopiave SpA	77,744	303,665
Banca Generali SpA	2,727	159,930
Banca Mediolanum SpA	14,858	295,823
Banca Monte dei Paschi di Siena SpA	64,008	547,741
Banco BPM SpA	108,155	1,477,948
BPER Banca SpA	70,800	908,346
Credito Emiliano SpA	11,598	194,034
Enav SpA(b)	104,534	622,696
Enel SpA	840,809	9,082,313
ERG SpA	19,672	497,747
Esprinet SpA	20,682	117,481
Fila SpA	17,855	189,267
FinecoBank Banca Fineco SpA	10,162	221,704
Generali	38,721	1,539,641
Hera SpA	132,675	607,192
Infrastrutture Wireless Italiane SpA(a)(b)	94,273	744,599
Intesa Sanpaolo SpA	2,008,102	11,941,185
Iren SpA	192,529	540,826
Italgas SpA	133,254	1,539,959
Pirelli & C SpA(b)	130,619	888,547
Poste Italiane SpA(a)(b)	55,991	1,299,288
RAI Way SpA(b)	75,275	509,116
Saipem SpA(a)	302,130	1,362,519
Snam SpA	317,392	2,396,791
Sogefi SpA	44,337	96,857
Terna – Rete Elettrica Nazionale	159,837	1,816,595
UniCredit SpA	96,826	6,789,718
Unipol Assicurazioni SpA	10,372	237,160
Total Italy		48,690,234
Japan – 11.9%
AGC, Inc.	22,300	770,667
Aida Engineering Ltd.	30,500	205,327
Aisan Industry Co. Ltd.	24,000	276,975
AIT Corp.	14,600	201,072
Alconix Corp.	17,200	284,775
Amano Corp.	16,600	394,210
Anest Iwata Corp.	18,900	188,656
AOKI Holdings, Inc.	37,800	383,013
Aoyama Trading Co. Ltd.	67,800	343,070
ARE Holdings, Inc.	23,700	499,802
Asahi Kogyosha Co. Ltd.	13,900	297,938
Asanuma Corp.	30,200	186,033
Asia Pile Holdings Corp.	20,100	174,860
Investments	Shares	Value
Astellas Pharma, Inc.	147,400	$2,333,903
Autobacs Seven Co. Ltd.	32,800	322,866
Bando Chemical Industries Ltd.	18,900	239,859
Bell System24 Holdings, Inc.	29,600	269,412
Brother Industries Ltd.	31,400	566,854
Central Glass Co. Ltd.	9,500	235,873
Chubu Steel Plate Co. Ltd.	8,700	132,723
Citizen Watch Co. Ltd.	56,100	587,130
Cosel Co. Ltd.	18,800	133,180
Cosmo Energy Holdings Co. Ltd.	24,300	676,960
Daicel Corp.	48,700	375,145
Daiichi Life Group, Inc.	57,000	509,127
Daiki Aluminium Industry Co. Ltd.	20,800	183,956
Daikoku Denki Co. Ltd.	5,700	86,741
Daikyonishikawa Corp.	39,500	205,582
Daito Trust Construction Co. Ltd.	49,500	1,144,390
Daitron Co. Ltd.	9,600	159,970
Daiwa Securities Group, Inc.	27,100	248,702
Dear Life Co. Ltd.	19,800	129,063
Dip Corp.	22,600	295,339
Eagle Industry Co. Ltd.	19,900	355,746
EM Systems Co. Ltd.(a)	30,600	125,985
en, Inc./Japan	21,000	146,785
ES-Con Japan Ltd.	43,300	294,491
Exedy Corp.	16,200	563,115
Ferrotec Corp.	14,700	580,275
Futaba Industrial Co. Ltd.	39,000	234,848
Gecoss Corp.	19,600	214,246
Godo Steel Ltd.	4,000	91,395
G-Tekt Corp.	19,400	219,864
Hagiwara Electric Holdings Co. Ltd.	6,400	148,243
Hakuto Co. Ltd.	8,700	228,041
Hanwa Co. Ltd.	39,500	385,590
Hazama Ando Corp.	45,600	559,502
Honda Motor Co. Ltd.	373,200	2,949,896
H-One Co. Ltd.	16,100	117,899
Hoosiers Holdings Co. Ltd.	17,400	130,153
HU Group Holdings, Inc.	16,100	322,931
Iino Kaiun Kaisha Ltd.	45,400	499,688
Inabata & Co. Ltd.	17,700	439,468
INFRONEER Holdings, Inc.	40,500	549,241
Inui Global Logistics Co. Ltd.	13,600	124,553
Ishihara Sangyo Kaisha Ltd.	19,100	331,480
Isuzu Motors Ltd.	72,300	1,009,355
Itfor, Inc.	15,700	163,128
JALCO Holdings, Inc.	63,700	143,344
Japan Tobacco, Inc.	125,200	4,737,595
JDC Corp.	39,000	140,713
Joshin Corp.	13,900	246,301
JSP Corp.	14,100	201,631
Kawada Technologies, Inc.	18,900	180,933
Kobe Steel Ltd.	55,500	659,344

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2026
Investments	Shares	Value
Kohsoku Corp.	8,600	$169,200
Komatsu Ltd.	60,900	2,301,790
KPP Group Holdings Co. Ltd.	37,600	207,274
KU Holdings Co. Ltd.	19,700	145,499
Kumagai Gumi Co. Ltd.	41,800	402,524
Kureha Corp.	15,600	386,838
Kuroda Group Co. Ltd.	26,400	157,647
Kyoei Steel Ltd.	21,200	309,292
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,500	333,742
LA Holdings Co. Ltd.	3,200	176,403
Lixil Corp.	45,500	463,752
Marubun Corp.	21,800	151,555
Mazda Motor Corp.	88,000	574,719
MEITEC Group Holdings, Inc.	21,500	441,785
Mitsuboshi Belting Ltd.	15,500	382,896
Mitsui Chemicals, Inc.	46,200	539,712
Mitsui DM Sugar Co. Ltd.	14,800	316,299
Miyaji Engineering Group, Inc.	15,400	166,981
Morito Co. Ltd.	15,900	184,196
Mugen Estate Co. Ltd.	9,400	128,276
Nippon Air Conditioning Services Co. Ltd.	18,400	170,827
Nippon Carbon Co. Ltd.	5,500	154,535
Nippon Kayaku Co. Ltd.	43,600	481,110
Nippon Seisen Co. Ltd.	18,900	149,332
Nippon Shokubai Co. Ltd.	39,500	563,612
Nippon Soda Co. Ltd.	17,300	380,058
Nippon Steel Corp.	439,400	1,590,612
Nippon Yakin Kogyo Co. Ltd.	6,200	180,634
Nishimatsu Construction Co. Ltd.	8,700	312,749
Nitto Kogyo Corp.	16,600	440,329
Nittoc Construction Co. Ltd.	22,500	174,665
Noevir Holdings Co. Ltd.	14,800	420,492
Nomura Holdings, Inc.	52,100	394,295
Nomura Real Estate Holdings, Inc.	94,900	602,781
NPR-RIKEN Corp.	13,700	320,347
NS United Kaiun Kaisha Ltd.	8,300	380,332
NSK Ltd.	89,000	608,382
Okamura Corp.	25,900	401,304
Okumura Corp.	9,800	389,314
Ono Pharmaceutical Co. Ltd.	54,100	853,718
Onward Holdings Co. Ltd.	72,500	323,103
Open Up Group, Inc.	30,000	335,659
PCA Corp.	9,800	100,101
PHC Holdings Corp.	47,500	325,146
Pigeon Corp.	30,900	317,177
Press Kogyo Co. Ltd.	45,300	230,643
PS Construction Co. Ltd.	19,100	323,556
Quick Co. Ltd.	27,800	146,261
Raiznext Corp.	21,900	310,556
Restar Corp.	14,300	236,311
Roland Corp.	9,400	226,004
RYODEN Corp.	9,300	191,448
Investments	Shares	Value
Ryoyo Ryosan Holdings, Inc.	20,000	$376,139
Sakai Chemical Industry Co. Ltd.	7,300	158,766
San-Ai Obbli Co. Ltd.	27,400	415,073
Sangetsu Corp.	20,700	402,055
Sanki Engineering Co. Ltd.	15,900	670,620
Sankyo Co. Ltd.	40,200	490,213
Sanshin Electronics Co. Ltd.	8,000	136,275
Sanyo Chemical Industries Ltd.	8,700	271,790
Scroll Corp.	18,400	153,825
Seika Corp.	15,800	251,863
Seikitokyu Kogyo Co. Ltd.	15,200	143,315
Seino Holdings Co. Ltd.	31,300	477,399
Shinagawa Refra Co. Ltd.	19,700	252,116
Shinsho Corp.	14,100	203,138
Sinko Industries Ltd.	30,500	229,867
SoftBank Corp.	2,986,200	3,962,454
Sojitz Corp.	23,380	900,135
Solasto Corp.	40,200	281,746
Stella Chemifa Corp.	5,200	157,219
Subaru Corp.	55,500	866,392
Sumida Corp.	18,400	125,142
Sumiseki Holdings, Inc.	29,700	185,193
Sumitomo Seika Chemicals Co. Ltd.	28,500	211,748
Sun-Wa Technos Corp.	7,700	150,767
Tachi-S Co. Ltd.	18,700	238,378
Takachiho Koheki Co. Ltd.	15,400	195,537
Takeda Pharmaceutical Co. Ltd.	116,600	4,151,250
Tanseisha Co. Ltd.	21,400	198,275
TASUKI Holdings, Inc.	27,000	133,057
Tauns Laboratories, Inc.(a)	46,000	143,416
Teijin Ltd.	42,800	439,057
THK Co. Ltd.	21,200	609,388
Toa Corp.	31,400	600,999
TOA Road Corp.	21,800	234,183
Toagosei Co. Ltd.	37,300	400,338
TOBISHIMA HOLDINGS, Inc.	14,000	183,041
Toho Co. Ltd.	16,800	140,660
Tokyo Tekko Co. Ltd.	11,100	138,497
Tomen Devices Corp.	2,300	168,282
Topy Industries Ltd.	14,600	266,139
Tosoh Corp.	41,900	609,313
Toyo Kanetsu KK	9,800	169,586
Tsubakimoto Chain Co.	26,300	380,225
UBE Corp.	25,200	385,073
Unipres Corp.	20,400	166,826
UT Group Co. Ltd.	237,500	289,616
Valqua Ltd.	6,300	180,181
Vital KSK Holdings, Inc.	21,300	196,144
VT Holdings Co. Ltd.	52,300	160,099
Wakita & Co. Ltd.	22,800	269,576
Wellneo Sugar Co. Ltd.	16,000	287,636
Yamada Consulting Group Co. Ltd.	14,300	147,144

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2026
Investments	Shares	Value
Yokogawa Bridge Holdings Corp.	17,700	$329,768
Yondenko Corp.	19,700	228,465
Yotai Refractories Co. Ltd.	15,000	170,847
Zeon Corp.	40,800	450,854
Zero Co. Ltd.	7,000	150,041
Total Japan		74,399,866
Luxembourg – 0.2%
APERAM SA	14,710	575,583
RTL Group SA	20,909	878,130
Total Luxembourg		1,453,713
Macau – 0.1%
Wynn Macau Ltd.	772,800	538,186
Netherlands – 1.7%
Acomo NV	11,944	366,066
ASR Nederland NV	2,773	189,083
Brunel International NV(a)	21,112	160,303
Eurocommercial Properties NV	15,119	454,665
ForFarmers NV	31,886	230,354
Havas NV*	24,275	419,265
ING Groep NV	140,736	3,584,458
Koninklijke KPN NV	419,659	2,322,400
Koninklijke Vopak NV	13,344	721,086
NN Group NV	4,128	318,956
PostNL NV(a)	206,943	257,038
SBM Offshore NV	21,191	845,291
Sligro Food Group NV	16,827	261,351
Wereldhave NV	18,869	461,993
Total Netherlands		10,592,309
Norway – 5.2%
Aker ASA, Class A	12,902	1,417,227
Austevoll Seafood ASA	50,041	531,184
Bouvet ASA	41,305	214,138
BW Offshore Ltd.	72,289	384,415
DNB Bank ASA	116,397	3,599,113
DOF Group ASA	61,884	883,063
Elmera Group ASA(b)	54,432	196,696
Equinor ASA	292,728	12,633,557
Frontline PLC	27,455	958,013
Hoegh Autoliners ASA	69,950	997,444
Kid ASA(b)	17,672	228,589
Klaveness Combination Carriers ASA(b)	27,268	263,976
Leroy Seafood Group ASA	100,582	508,024
Moreld AS*	71,583	128,014
Multiconsult ASA(b)	11,297	189,038
Norwegian Air Shuttle ASA	296,074	432,214
Odfjell Drilling Ltd.	73,822	769,978
Odfjell SE, Class A	26,010	316,682
Salmar ASA	12,388	718,536
SpareBank 1 Sor-Norge ASA	8,060	174,175
Stolt-Nielsen Ltd.	15,491	530,364
Investments	Shares	Value
Telenor ASA	190,174	$3,324,792
Veidekke ASA	35,264	682,042
Wallenius Wilhelmsen ASA	159,218	1,990,848
Wilh Wilhelmsen Holding ASA, Class A	8,612	640,974
Total Norway		32,713,096
Portugal – 1.0%
Altri SGPS SA(a)	67,470	380,532
Banco Comercial Portugues SA, Class R	205,341	196,846
Corticeira Amorim SGPS SA	45,616	341,106
EDP SA	327,738	1,708,729
Galp Energia SGPS SA	56,844	1,376,064
NOS SGPS SA	127,903	801,692
REN – Redes Energeticas Nacionais SGPS SA	149,850	644,874
Sonae SGPS SA	317,173	699,465
Total Portugal		6,149,308
Singapore – 2.7%
Aztech Global Ltd.(a)	262,400	162,710
ComfortDelGro Corp. Ltd.(a)	416,800	465,211
DBS Group Holdings Ltd.	123,130	5,430,452
Hafnia Ltd.	132,233	1,012,420
Keppel Infrastructure Trust	1,129,436	446,469
Keppel Ltd.	142,400	1,299,111
Netlink NBN Trust	735,800	550,360
Oversea-Chinese Banking Corp. Ltd.	154,692	2,634,254
SBS Transit Ltd.	120,500	366,128
Sembcorp Industries Ltd.	160,000	822,230
Singapore Airlines Ltd.	322,500	1,649,808
StarHub Ltd.	446,900	353,322
United Overseas Bank Ltd.	43,400	1,232,888
Venture Corp. Ltd.	26,100	311,545
Total Singapore		16,736,908
Spain – 8.0%
Aena SME SA(b)	146,345	4,303,149
Banco Bilbao Vizcaya Argentaria SA	426,725	8,973,023
Banco de Sabadell SA	114,699	402,151
Bankinter SA	16,037	247,141
CaixaBank SA	528,744	6,192,708
Colonial SFL Socimi SA(a)	88,238	516,981
Ebro Foods SA	26,213	567,809
Elecnor SA	22,065	854,222
Enagas SA	45,788	904,254
Endesa SA	113,448	4,716,189
Faes Farma SA	83,100	445,706
Iberdrola SA	389,787	8,867,727
Logista Integral SA	21,763	808,930
Mapfre SA	56,612	248,781
Metrovacesa SA*(b)	33,311	426,028
Naturgy Energy Group SA	144,415	4,309,629
Prosegur Cash SA(b)	502,970	363,940
Prosegur Cia de Seguridad SA	152,698	454,801
Repsol SA	132,398	3,760,332

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International High Dividend Fund (DTH) March 31, 2026
Investments	Shares	Value
Telefonica SA	609,331	$2,664,360
Tubacex SA(a)	54,376	177,305
Total Spain		50,205,166
Sweden – 3.0%
Atea ASA*	28,619	415,434
Betsson AB, Class B	26,688	280,713
Bilia AB, Class A	29,809	389,265
Billerud Aktiebolag	48,149	367,957
BioGaia AB, Class B	34,727	435,261
Bravida Holding AB(b)	40,097	414,176
Duni AB(a)	19,643	197,538
Elekta AB, Class B	80,839	468,423
Evolution AB(b)	16,544	1,016,302
H & M Hennes & Mauritz AB, Class B(a)	135,289	2,487,429
Hexpol AB	55,922	420,607
NCC AB, Class B	20,631	447,867
Sagax AB, Class D	40,906	144,494
SSAB AB, Class B	86,184	664,593
Swedbank AB, Class A	51,366	1,719,524
Tele2 AB, Class B	76,198	1,556,555
Telia Co. AB	385,118	1,950,200
Volvo AB, Class B	167,285	5,364,710
Total Sweden		18,741,048
Switzerland – 2.3%
Allreal Holding AG, Registered Shares	2,140	599,216
Banque Cantonale Vaudoise, Registered Shares	1,781	285,918
Clariant AG, Registered Shares*	60,156	578,689
DKSH Holding AG	8,173	588,908
EFG International AG*	7,035	147,257
Julius Baer Group Ltd.	3,478	251,734
Kuehne & Nagel International AG, Registered Shares	11,183	2,509,234
Partners Group Holding AG	443	466,513
Sunrise Communications AG, Class A*	11,758	692,413
Swiss Life Holding AG, Registered Shares	509	547,798
Swisscom AG, Registered Shares	3,232	2,682,775
Vetropack Holding AG, Registered Shares(a)	5,942	167,859
Zurich Insurance Group AG	7,240	5,058,224
Total Switzerland		14,576,538
United Kingdom – 11.1%
Admiral Group PLC	5,074	210,769
Aviva PLC	51,125	404,781
B&M European Value Retail PLC	276,706	614,843
Big Yellow Group PLC	30,716	342,269
British American Tobacco PLC	201,890	11,637,009
BT Group PLC	734,723	2,039,490
Bytes Technology Group PLC(a)	66,873	243,744
Card Factory PLC	156,013	130,641
CK Hutchison Holdings Ltd.	270,000	2,052,499
Derwent London PLC	19,118	396,315
Domino’s Pizza Group PLC	148,639	337,529
Investments	Shares	Value
Drax Group PLC	51,462	$600,926
Dunelm Group PLC	48,656	503,035
Grainger PLC	151,665	324,001
Greggs PLC(a)	18,981	380,960
Halfords Group PLC	81,054	137,883
Hammerson PLC	113,999	442,873
Hargreaves Services PLC	17,086	166,732
Hilton Food Group PLC	35,217	237,312
Hollywood Bowl Group PLC	66,898	207,754
HSBC Holdings PLC	1,059,557	17,068,648
Imperial Brands PLC	111,092	4,478,411
Inchcape PLC	48,812	482,763
Investec PLC	15,583	117,953
ITV PLC	631,419	624,905
J Sainsbury PLC	194,733	870,533
James Halstead PLC(a)	180,267	286,450
Johnson Matthey PLC	23,271	582,141
Kingfisher PLC	172,912	647,118
Lloyds Banking Group PLC	1,440,391	1,753,945
LondonMetric Property PLC	339,981	813,724
Me Group International PLC	138,674	247,971
MONY Group PLC	168,680	334,102
Morgan Advanced Materials PLC	110,796	293,674
National Grid PLC	318,047	5,324,389
NatWest Group PLC	497,537	3,629,554
Next 15 Group PLC	34,247	102,065
Paratus Energy Services Ltd.	75,997	361,224
Pennon Group PLC	86,284	602,479
Pets at Home Group PLC	138,005	329,761
PZ Cussons PLC	189,872	200,307
RS Group PLC	66,061	487,842
Safestore Holdings PLC	42,266	353,646
Schroders PLC	30,346	229,899
Severn Trent PLC	27,423	1,117,427
Subsea 7 SA	44,973	1,386,917
Telecom Plus PLC	18,554	316,116
United Utilities Group PLC	60,538	1,049,783
Vodafone Group PLC	1,850,375	2,764,620
WH Smith PLC	42,136	318,941
Wickes Group PLC	95,404	262,941
Workspace Group PLC	71,262	320,918
Yu Group PLC(a)	7,329	160,918
Total United Kingdom		69,333,450
United States – 9.6%
Acerinox SA	39,575	545,356
Aegon Ltd.	27,335	196,153
BP PLC	1,359,288	10,867,880
GSK PLC	229,501	6,246,547
Nestle SA, Registered Shares	149,656	14,605,219
Sanofi SA	84,684	8,071,230
Shell PLC	340,302	16,078,928
Signify NV(b)	22,319	464,430

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (concluded) WisdomTree International High Dividend Fund (DTH) March 31, 2026
Investments	Shares	Value
Swiss Re AG	4,986	$820,296
Tenaris SA	89,854	2,640,009
Total United States		60,536,048
TOTAL COMMON STOCKS (Cost: $501,001,829)		620,912,892
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree True Developed International Fund(c) (Cost: $502,604)	7,471	507,926
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d) (Cost: $198,741)	198,741	198,741
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	721,551	721,551
Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	12,900,000	$12,900,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $13,621,551)		13,621,551
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $515,324,725)		635,241,110
Other Liabilities less Assets – (1.3)%		(8,134,597)
NET ASSETS – 100.0%		$627,106,513

†     Amount is less than $1.

*     Non-income producing security.

^     Share amount represents a fractional share.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,576,068 and the total market value of the collateral held by the Fund was $19,323,595. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,702,044.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2026.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)
INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$25,000,000	$12,100,000	$—	$—	$12,900,000	$—	$16,256
WisdomTree True Developed International Fund	$55	$6,907,511	$6,370,214	$(34,743)	$5,317	$507,926	$44,331	$—
Total	$55	$31,907,511	$18,470,214	$(34,743)	$5,317	$13,407,926	$44,331	$16,256

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$74,251,623	$148,243	$—	$74,399,866
Other	546,513,026	—	—	546,513,026
Exchange-Traded Fund	507,926	—	—	507,926
Mutual Fund	—	198,741	—	198,741
Investment of Cash Collateral for Securities Loaned	—	13,621,551	—	13,621,551
Total Investments in Securities	$621,272,575	$13,968,535	$—	$635,241,110

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments WisdomTree International MidCap Dividend Fund (DIM) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 6.2%
ALS Ltd.	13,552	$193,061
Ampol Ltd.	4,555	105,072
APA Group	59,452	405,151
ASX Ltd.	6,448	230,969
Aurizon Holdings Ltd.	59,680	162,273
Bank of Queensland Ltd.	30,202	138,385
Bendigo & Adelaide Bank Ltd.	30,140	204,158
BlueScope Steel Ltd.	10,838	190,918
CAR Group Ltd.	7,302	114,026
Challenger Ltd.	20,787	117,883
Cleanaway Waste Management Ltd.	41,807	64,998
Cochlear Ltd.	905	104,814
Codan Ltd.	2,249	48,151
Computershare Ltd.	15,546	302,281
Dexus	36,684	148,739
Downer EDI Ltd.	21,328	111,894
Dyno Nobel Ltd.	42,426	90,660
Eagers Automotive Ltd.	4,708	72,552
Evolution Mining Ltd.	48,519	419,371
GPT Group	75,997	235,788
Harvey Norman Holdings Ltd.	42,581	143,777
Insurance Australia Group Ltd.	83,661	420,578
JB Hi-Fi Ltd.	4,405	218,490
Lottery Corp. Ltd.	92,244	339,897
Medibank Pvt Ltd.	125,448	374,608
Mirvac Group	94,988	115,152
Netwealth Group Ltd.	3,962	58,559
Orica Ltd.	14,929	205,111
Origin Energy Ltd.	85,429	724,358
Perseus Mining Ltd.	27,780	97,987
Qantas Airways Ltd.	62,806	360,043
Qube Holdings Ltd.	43,648	145,287
Ramelius Resources Ltd.	53,846	135,347
Scentre Group	298,893	679,643
SEEK Ltd.	5,040	48,154
SGH Ltd.	5,110	141,429
Steadfast Group Ltd.	28,918	84,175
Stockland	128,430	379,115
Suncorp Group Ltd.	70,582	780,717
Technology One Ltd.	3,251	59,762
TPG Telecom Ltd.	59,906	164,939
Treasury Wine Estates Ltd.	61,162	155,411
Vicinity Ltd.	225,492	361,388
Whitehaven Coal Ltd.	16,909	107,124
Worley Ltd.	17,253	132,464
Total Australia		9,894,659
Investments	Shares	Value
Austria – 2.1%
ANDRITZ AG	4,163	$285,398
BAWAG Group AG*(a)	4,706	702,182
EVN AG	5,178	169,437
Raiffeisen Bank International AG*	13,555	567,873
Strabag SE, Bearer Shares	4,776	471,049
Telekom Austria AG	23,572	247,424
UNIQA Insurance Group AG	9,012	155,962
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,945	420,579
voestalpine AG	4,937	215,136
Wienerberger AG	3,149	82,652
Total Austria		3,317,692
Belgium – 2.0%
Ackermans & van Haaren NV	621	187,894
Ageas SA	11,632	845,021
Cofinimmo SA	3,193	298,733
Colruyt Group NV	11,206	468,431
Elia Group SA*	1,820	276,385
Financiere de Tubize SA	232	56,670
Melexis NV	2,012	121,823
Shurgard Self Storage Ltd.	2,604	74,558
Solvay SA	9,059	276,184
Syensqo SA	2,341	133,462
Umicore SA	6,743	125,707
Warehouses De Pauw CVA	12,905	331,879
Total Belgium		3,196,747
Brazil – 0.1%
Yara International ASA	3,501	202,708
China – 0.2%
BOC Aviation Ltd.(a)	29,300	288,695
Denmark – 1.5%
AL Sydbank	2,154	170,881
Alm Brand AS	48,386	117,432
Carlsberg AS, Class B	3,425	424,177
FLSmidth & Co. AS	880	65,565
H Lundbeck AS	15,902	97,834
ISS AS	3,190	115,394
Jyske Bank AS, Registered Shares	1,462	198,265
Pandora AS	1,969	137,746
Ringkjoebing Landbobank AS	188	44,613
Rockwool AS, Class B	2,851	77,423
Royal Unibrew AS	1,504	121,634
Tryg AS	27,592	655,615
Vestas Wind Systems AS	5,751	168,618
Total Denmark		2,395,197

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2026
Investments	Shares	Value
Finland – 2.4%
Elisa OYJ	7,686	$371,235
Fortum OYJ(b)	50,067	1,262,196
Hiab OYJ, Class B	1,705	79,444
Huhtamaki OYJ	1,032	33,223
Kemira OYJ	6,887	149,182
Konecranes OYJ	7,578	243,955
Metso OYJ	24,540	416,773
Neste OYJ	9,068	292,026
Orion OYJ, Class B	3,425	275,056
Valmet OYJ(b)	8,460	237,549
Wartsila OYJ Abp	12,960	473,510
Total Finland		3,834,149
France – 6.0%
Accor SA	6,998	327,523
Aeroports de Paris SA	2,599	313,232
Amundi SA(a)	11,550	976,135
Ayvens SA(a)	25,088	289,642
BioMerieux	435	46,011
Bouygues SA	18,554	1,056,283
Bureau Veritas SA	12,558	371,862
Covivio SA	5,510	325,367
Edenred SE	12,934	254,237
Eiffage SA	3,774	570,293
Elis SA	5,086	142,283
Gaztransport & Technigaz SA	2,395	560,734
Getlink SE	21,471	459,401
Ipsen SA	899	166,147
JCDecaux SE	7,937	169,000
Klepierre SA	23,338	871,775
Nexans SA	1,328	175,811
Rexel SA	12,201	467,850
Rubis SCA	9,793	388,829
SCOR SE	8,915	313,908
Sopra Steria Group	654	90,198
SPIE SA	5,195	256,426
Technip Energies NV	5,200	219,167
Vallourec SACA	20,809	521,481
Wendel SE	2,957	262,173
Total France		9,595,768
Georgia – 0.3%
Lion Finance Group PLC	2,083	254,908
TBC Bank Group PLC	4,027	216,664
Total Georgia		471,572
Germany – 3.8%
Aurubis AG	773	133,598
Bechtle AG	2,361	79,325
Bilfinger SE	1,101	124,320
Continental AG	9,209	632,392
CTS Eventim AG & Co. KGaA	1,823	104,309
Investments	Shares	Value
Deutsche Lufthansa AG, Registered Shares	49,429	$409,827
Deutsche Wohnen SE	2,799	61,211
DWS Group GmbH & Co. KGaA(a)	10,440	653,774
Fielmann Group AG	2,584	129,661
Freenet AG	7,879	239,846
Fresenius Medical Care AG	8,293	368,544
GEA Group AG	4,324	304,905
Hensoldt AG(b)	682	59,407
Hugo Boss AG	2,149	90,946
KION Group AG	2,124	108,806
Knorr-Bremse AG	3,465	387,859
Krones AG	662	87,870
LEG Immobilien SE	2,810	181,634
Nemetschek SE	573	42,055
RENK Group AG	721	42,069
Schaeffler AG	36,306	295,123
Schott Pharma AG & Co. KGaA	1,529	23,818
Scout24 SE(a)	1,153	87,680
Sixt SE	949	70,253
Symrise AG	2,184	184,301
thyssenkrupp AG	6,544	55,841
Traton SE(b)	30,383	1,078,925
United Internet AG, Registered Shares	2,706	85,803
Total Germany		6,124,102
Hong Kong – 6.5%
Bank of East Asia Ltd.	119,180	198,679
Cathay Pacific Airways Ltd.	586,000	838,616
CK Asset Holdings Ltd.	161,000	912,995
CK Infrastructure Holdings Ltd.	118,000	941,417
DFI Retail Group Holdings Ltd., Registered Shares	47,300	197,714
Guotai Junan International Holdings Ltd.(b)	130,000	38,468
Hang Lung Properties Ltd.	278,000	309,551
HKT Trust & HKT Ltd.	460,000	716,972
Hong Kong & China Gas Co. Ltd.	863,000	781,523
Hongkong Land Holdings Ltd.	80,400	624,708
Johnson Electric Holdings Ltd.	22,500	66,867
Kerry Properties Ltd.	86,000	239,565
PCCW Ltd.	512,000	378,766
Power Assets Holdings Ltd.	110,500	860,440
Swire Properties Ltd.	260,800	756,434
United Laboratories International Holdings Ltd.(b)	82,000	100,510
WH Group Ltd.(a)	1,421,500	1,860,232
Wharf Real Estate Investment Co. Ltd.	158,000	455,851
Total Hong Kong		10,279,308
Indonesia – 0.6%
First Pacific Co. Ltd.	230,000	160,761
Jardine Matheson Holdings Ltd.	10,500	747,075
Total Indonesia		907,836

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2026
Investments	Shares	Value
Ireland – 2.1%
AIB Group PLC	193,536	$2,010,274
Bank of Ireland Group PLC	58,997	1,049,215
Glanbia PLC	7,343	143,407
Kerry Group PLC, Class A	2,454	193,401
Total Ireland		3,396,297
Israel – 2.6%
Amot Investments Ltd.	18,552	112,986
Azrieli Group Ltd.	2,906	385,350
Bezeq The Israeli Telecommunication Corp. Ltd.	139,058	329,864
Delek Group Ltd.	1,027	344,512
First International Bank of Israel Ltd.	4,457	342,021
Harel Insurance Investments & Financial Services Ltd.	3,870	213,386
ICL Group Ltd.	32,642	167,371
Israel Discount Bank Ltd., Class A	37,659	375,457
Menora Mivtachim Holdings Ltd.	2,363	339,539
Mizrahi Tefahot Bank Ltd.	8,991	648,662
Newmed Energy LP(b)	59,796	340,690
Phoenix Financial Ltd.	8,495	446,610
Strauss Group Ltd.	2,592	113,449
Total Israel		4,159,897
Italy – 6.6%
A2A SpA	172,292	481,994
ACEA SpA	10,968	281,812
Azimut Holding SpA	8,795	327,822
Banca Generali SpA	7,671	449,881
Banca Mediolanum SpA	57,275	1,140,346
Banca Popolare di Sondrio SpA	34,529	636,947
Brembo NV	10,271	96,035
Brunello Cucinelli SpA(b)	729	62,644
Coca-Cola HBC AG*	13,033	729,743
Credito Emiliano SpA	26,892	449,902
De’ Longhi SpA	3,991	137,861
DiaSorin SpA(b)	863	59,641
ERG SpA	6,864	173,675
FinecoBank Banca Fineco SpA	32,509	709,246
Hera SpA	61,074	279,508
Infrastrutture Wireless Italiane SpA(a)(b)	44,686	352,945
Interpump Group SpA	744	27,774
Iren SpA	90,629	254,583
Italgas SpA	65,714	759,428
Lottomatica Group SpA	4,697	133,998
Maire SpA	6,205	95,087
Moncler SpA	6,679	395,551
Pirelli & C SpA(a)	54,235	368,938
PRADA SpA	81,200	382,376
Recordati Industria Chimica & Farmaceutica SpA	4,559	257,601
Reply SpA	258	24,004
Investments	Shares	Value
Saipem SpA	135,010	$608,856
SOL SpA	1,057	71,733
Technogym SpA(a)	4,517	90,246
Unipol Assicurazioni SpA	28,722	656,740
Webuild SpA(b)	22,091	57,575
Total Italy		10,554,492
Ivory Coast – 0.3%
Endeavour Mining PLC	8,562	503,565
Japan – 23.9%
77 Bank Ltd./The	9,900	190,172
ABC-Mart, Inc.	5,134	81,501
AGC, Inc.	9,100	314,487
Air Water, Inc.	12,500	166,926
Aisin Corp.	25,600	348,864
Alsok Co. Ltd.	12,400	97,429
Amada Co. Ltd.	13,100	177,944
ANA Holdings, Inc.	12,500	220,316
Asahi Intecc Co. Ltd.	2,200	46,160
Asahi Kasei Corp.	36,520	346,399
Asics Corp.	7,900	206,376
Astellas Pharma, Inc.	85,000	1,345,873
Azbil Corp.	12,900	109,791
BayCurrent, Inc.	2,000	57,062
BIPROGY, Inc.	2,700	78,408
Brother Industries Ltd.	10,800	194,969
Canon Marketing Japan, Inc.	8,400	182,161
Capcom Co. Ltd.	5,700	119,955
Chiba Bank Ltd.	23,400	293,585
Chubu Electric Power Co., Inc.	20,500	332,711
Coca-Cola Bottlers Japan Holdings, Inc.	5,200	117,669
COMSYS Holdings Corp.	2,400	75,142
Cosmo Energy Holdings Co. Ltd.	8,600	239,583
Cosmos Pharmaceutical Corp.	600	25,789
CyberAgent, Inc.	7,400	61,702
Dai Nippon Printing Co. Ltd.	5,300	94,197
Daifuku Co. Ltd.	7,000	238,569
Daito Trust Construction Co. Ltd.	25,800	596,470
Daiwa Securities Group, Inc.	58,400	535,948
Ebara Corp.	9,100	243,330
Eisai Co. Ltd.	10,500	321,488
Electric Power Development Co. Ltd.	8,700	236,845
ENEOS Holdings, Inc.	79,200	702,191
Food & Life Cos. Ltd.	700	40,788
Fuji Electric Co. Ltd.	2,375	157,945
Fukuoka Financial Group, Inc.	6,000	222,252
Furukawa Electric Co. Ltd.	1,200	217,122
GMO Payment Gateway, Inc.	800	41,255
Gunma Bank Ltd.	18,000	233,358
Hachijuni Nagano Bank Ltd.	21,400	259,210
Hankyu Hanshin Holdings, Inc.	5,000	143,064
Haseko Corp.	10,700	194,072

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2026
Investments	Shares	Value
Hirose Electric Co. Ltd.	875	$110,936
Hitachi Construction Machinery Co. Ltd.	8,000	265,057
Hokuhoku Financial Group, Inc.	2,600	95,394
Horiba Ltd.	800	89,836
Hoshizaki Corp.	2,800	88,916
Hulic Co. Ltd.	28,200	324,294
Ibiden Co. Ltd.	1,600	74,142
Idemitsu Kosan Co. Ltd.	45,630	442,131
Iida Group Holdings Co. Ltd.	11,300	169,901
Internet Initiative Japan, Inc.	2,700	41,538
Isetan Mitsukoshi Holdings Ltd.	8,500	152,459
Isuzu Motors Ltd.	34,400	480,246
Iyogin Holdings, Inc.	8,900	158,347
J Front Retailing Co. Ltd.	6,400	97,112
Japan Airlines Co. Ltd.	14,200	228,455
Japan Exchange Group, Inc.	30,100	341,792
Japan Post Insurance Co. Ltd.	25,500	252,451
Japan Steel Works Ltd.	600	31,571
JTEKT Corp.	12,100	124,392
JX Advanced Metals Corp.	10,000	208,184
Kajima Corp.	12,400	460,411
Kakaku.com, Inc.	4,800	62,561
Kamigumi Co. Ltd.	5,800	198,765
Kandenko Co. Ltd.	5,500	202,659
Kansai Electric Power Co., Inc.	29,695	482,411
Kawasaki Heavy Industries Ltd.	13,500	245,833
Keisei Electric Railway Co. Ltd.	8,500	62,779
Kewpie Corp.	2,700	68,412
Kikkoman Corp.	2,200	19,844
Kirin Holdings Co. Ltd.	26,200	415,834
Kobe Bussan Co. Ltd.	1,900	41,251
Kobe Steel Ltd.	21,400	254,233
Koei Tecmo Holdings Co. Ltd.	5,320	53,789
Koito Manufacturing Co. Ltd.	8,400	128,780
Kokusai Electric Corp.	2,800	88,212
Kraftia Corp.	1,900	111,631
Kuraray Co. Ltd.	10,700	110,941
Kurita Water Industries Ltd.	2,300	105,943
Kyoto Financial Group, Inc.	5,600	142,948
Kyushu Electric Power Co., Inc.	10,800	122,738
Kyushu Railway Co.	5,800	137,189
Lasertec Corp.	2,100	440,223
Lixil Corp.	13,800	140,654
M3, Inc.	6,100	61,560
Makita Corp.	6,300	201,050
Marui Group Co. Ltd.	8,000	153,473
Maruwa Co. Ltd.	100	33,189
MatsukiyoCocokara & Co.	9,000	142,900
Mazda Motor Corp.	24,200	158,048
McDonald’s Holdings Co. Japan Ltd.(b)	800	41,536
Mebuki Financial Group, Inc.	26,500	198,721
Investments	Shares	Value
Medipal Holdings Corp.	3,100	$57,249
Minebea Mitsumi, Inc.	7,500	119,508
MISUMI Group, Inc.	5,500	90,768
Mitsubishi Chemical Group Corp.	41,500	234,512
Mitsubishi Gas Chemical Co., Inc.	7,900	178,518
Mitsui Chemicals, Inc.	17,700	206,773
Mitsui Kinzoku Co. Ltd.	1,100	193,878
Modec, Inc.	1,300	119,876
MonotaRO Co. Ltd.	5,800	62,160
Nexon Co. Ltd.	7,300	134,400
NGK Corp.	6,400	159,990
NH Foods Ltd.	2,100	92,797
NHK Spring Co. Ltd.	5,500	83,802
Nikon Corp.	8,800	104,434
Nippon Express Holdings, Inc.	8,000	178,214
Nippon Paint Holdings Co. Ltd.	35,900	220,288
Nippon Sanso Holdings Corp.	4,600	159,984
Nissan Chemical Corp.	6,600	248,708
Nisshin Seifun Group, Inc.	4,700	61,907
Niterra Co. Ltd.	8,100	367,960
Nitto Denko Corp.	15,900	306,227
NOF Corp.	4,500	87,714
Nomura Real Estate Holdings, Inc.	36,940	234,634
NS Solutions Corp.	4,000	92,074
Obayashi Corp.	28,800	679,947
OBIC Business Consultants Co. Ltd.	1,000	39,229
Obic Co. Ltd.	7,100	171,910
Odakyu Electric Railway Co. Ltd.	2,300	23,782
Oji Holdings Corp.	36,762	195,791
Olympus Corp.	13,500	126,311
Ono Pharmaceutical Co. Ltd.	21,100	332,966
Open House Group Co. Ltd.	4,000	251,556
Oracle Corp.	1,900	102,793
Organo Corp.	900	76,994
Osaka Gas Co. Ltd.	12,300	493,345
Otsuka Corp.	14,800	281,041
Persol Holdings Co. Ltd.	88,300	128,212
Resonac Holdings Corp.	2,900	178,677
Rinnai Corp.	4,800	110,398
Rohm Co. Ltd.	8,600	165,037
Rohto Pharmaceutical Co. Ltd.	4,500	68,098
Ryohin Keikaku Co. Ltd.	6,400	134,123
Sankyo Co. Ltd.	15,000	182,915
Sanrio Co. Ltd.	14,000	86,170
Santen Pharmaceutical Co. Ltd.	8,600	96,520
Sanwa Holdings Corp.	7,700	171,192
Sapporo Holdings Ltd.	2,900	31,198
SBI Holdings, Inc.	24,200	433,376
SCREEN Holdings Co. Ltd.	6,200	348,407
Secom Co. Ltd.	8,700	330,085
Sega Sammy Holdings, Inc.	4,400	67,027
See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2026
Investments	Shares	Value
Seibu Holdings, Inc.	3,600	$98,910
Sekisui Chemical Co. Ltd.	13,400	219,543
SG Holdings Co. Ltd.	17,700	164,495
Shimadzu Corp.	5,700	132,172
Shimizu Corp.	20,100	350,288
Shionogi & Co. Ltd.	22,600	492,799
Shizuoka Financial Group, Inc.	27,600	444,560
Skylark Holdings Co. Ltd.(b)	1,400	29,964
Socionext, Inc.	3,100	36,419
Sojitz Corp.	9,780	376,532
Square Enix Holdings Co. Ltd.	5,500	86,567
Subaru Corp.	28,600	446,465
Sugi Holdings Co. Ltd.	2,600	56,808
SUMCO Corp.	3,600	37,552
Sumitomo Bakelite Co. Ltd.	2,400	72,834
Sumitomo Chemical Co. Ltd.	42,700	134,067
Sumitomo Forestry Co. Ltd.	20,000	176,504
Sumitomo Rubber Industries Ltd.	9,600	121,984
Sundrug Co. Ltd.	3,800	93,394
Suntory Beverage & Food Ltd.	9,100	256,658
T&D Holdings, Inc.	13,551	336,965
Taisei Corp.	5,100	514,680
Taiyo Holdings Co. Ltd.	6,000	187,969
Takasago Thermal Engineering Co. Ltd.	4,100	110,586
Takashimaya Co. Ltd.	4,200	49,566
THK Co. Ltd.	7,200	206,962
TIS, Inc.	3,700	78,168
Tobu Railway Co. Ltd.	2,600	46,586
Toei Animation Co. Ltd.	1,800	29,361
Toho Co. Ltd.	13,000	136,218
Tohoku Electric Power Co., Inc.	19,200	141,203
Tokyo Gas Co. Ltd.	7,400	344,998
Tokyo Metro Co. Ltd.	15,500	157,689
Tokyo Ohka Kogyo Co. Ltd.	2,400	111,213
Tokyo Tatemono Co. Ltd.	7,800	175,866
Tokyu Corp.	9,400	109,989
Tokyu Fudosan Holdings Corp.	33,600	279,842
Toray Industries, Inc.	31,100	215,133
Tosoh Corp.	14,400	209,406
TOTO Ltd.	4,800	153,573
Toyo Seikan Group Holdings Ltd.	7,200	160,075
Toyo Suisan Kaisha Ltd.	3,100	214,344
Toyo Tire Corp.	6,300	142,323
Toyoda Gosei Co. Ltd.	3,500	88,176
Trend Micro, Inc.	3,230	106,388
Tsuruha Holdings, Inc.	10,940	170,574
Unicharm Corp.	34,900	204,126
USS Co. Ltd.	18,200	189,447
West Japan Railway Co.	13,800	271,333
Workman Co. Ltd.	1,400	54,912
Yamada Holdings Co. Ltd.	26,600	87,630
Investments	Shares	Value
Yamato Holdings Co. Ltd.	7,300	$80,048
Yamazaki Baking Co. Ltd.	3,300	73,555
Yokogawa Electric Corp.	4,800	143,134
Yokohama Financial Group, Inc.	30,800	266,008
Yokohama Rubber Co. Ltd.	4,700	171,970
Zensho Holdings Co. Ltd.	1,100	63,460
ZOZO, Inc.	23,900	166,004
Total Japan		37,956,220
Luxembourg – 0.6%
CVC Capital Partners PLC(a)(b)	29,564	379,810
Eurofins Scientific SE	1,815	131,037
RTL Group SA(b)	9,009	378,357
Total Luxembourg		889,204
Macau – 0.1%
Wynn Macau Ltd.	290,400	202,238
Netherlands – 3.6%
Akzo Nobel NV	5,266	298,520
Arcadis NV	1,708	53,962
ASR Nederland NV	11,519	785,448
BE Semiconductor Industries NV	1,334	275,052
CTP NV(a)	13,566	225,083
Euronext NV(a)	2,871	458,153
Heineken Holding NV	9,157	647,285
Koninklijke KPN NV	239,549	1,325,668
Koninklijke Vopak NV	5,213	281,701
NN Group NV	13,846	1,069,832
SBM Offshore NV	6,027	240,412
Total Netherlands		5,661,116
Nigeria – 0.3%
Airtel Africa PLC(a)	101,683	462,072
Norway – 3.2%
Aker ASA, Class A	5,686	624,582
Frontline PLC	10,331	360,489
Gjensidige Forsikring ASA	21,998	569,092
Mowi ASA	14,579	328,669
Norsk Hydro ASA	62,705	659,819
Orkla ASA	36,006	449,846
Protector Forsikring ASA	1,519	72,824
Salmar ASA	4,980	288,853
SpareBank 1 Sor-Norge ASA	22,712	490,802
Storebrand ASA	18,409	329,402
TOMRA Systems ASA	4,269	50,618
Wallenius Wilhelmsen ASA	75,935	949,484
Total Norway		5,174,480
Portugal – 1.1%
Banco Comercial Portugues SA, Class R	781,783	749,441
Galp Energia SGPS SA	26,696	646,249
Jeronimo Martins SGPS SA	18,539	439,175
Total Portugal		1,834,865

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2026
Investments	Shares	Value
Singapore – 1.7%
City Developments Ltd.	13,100	$83,363
Keppel Ltd.	67,700	617,625
SATS Ltd.	14,900	40,653
Sembcorp Industries Ltd.	64,900	333,517
Singapore Airlines Ltd.	168,800	863,527
Singapore Exchange Ltd.	34,900	528,038
UOL Group Ltd.	24,000	180,816
Total Singapore		2,647,539
Spain – 3.3%
Acciona SA	1,989	510,596
Bankinter SA	44,672	688,426
CIE Automotive SA	5,422	167,738
Colonial SFL Socimi SA(b)	10,510	61,577
Corp. ACCIONA Energias Renovables SA	5,030	122,171
Ebro Foods SA	6,780	146,864
EDP Renovaveis SA	5,786	91,266
Enagas SA	17,056	336,834
Fluidra SA	4,280	97,494
Fomento de Construcciones y Contratas SA	18,744	227,199
Grifols SA(b)	5,001	51,606
Indra Sistemas SA(b)	2,373	129,162
Laboratorios Farmaceuticos Rovi SA	1,225	113,974
Logista Integral SA	10,075	374,487
Mapfre SA	200,746	882,176
Merlin Properties Socimi SA	23,145	371,214
Puig Brands SA, Class B	4,833	94,053
Sacyr SA	22,188	107,424
Unicaja Banco SA(a)	196,401	570,712
Vidrala SA	739	65,308
Viscofan SA	1,304	90,449
Total Spain		5,300,730
Sweden – 4.0%
AAK AB	4,530	115,268
AddTech AB, Class B	3,347	111,587
Alfa Laval AB	6,181	329,480
Avanza Bank Holding AB	6,471	245,017
Axfood AB	8,352	282,046
Beijer Ref AB	4,304	58,192
Essity AB, Class B	19,611	500,041
Evolution AB(a)	8,749	537,453
Getinge AB, Class B	5,031	99,577
Indutrade AB	824	18,545
L E Lundbergforetagen AB, Class B	1,159	64,725
Lagercrantz Group AB, Class B	557	11,630
Lifco AB, Class B	3,903	115,456
Mycronic AB	2,640	60,414
Nordnet AB publ	8,758	280,403
Sagax AB, Class B	6,045	110,414
Sectra AB, Class B	894	21,228
Investments	Shares	Value
Securitas AB, Class B	16,539	$273,965
Skanska AB, Class B	10,806	286,534
SKF AB, Class B	13,439	316,287
SSAB AB, Class B	19,857	153,124
SSAB AB, Class A	27,244	210,659
Sweco AB, Class B	7,678	106,954
Tele2 AB, Class B	39,574	808,408
Telia Co. AB	206,868	1,047,559
Trelleborg AB, Class B	4,076	149,241
Total Sweden		6,314,207
Switzerland – 4.6%
Accelleron Industries AG	2,359	209,170
Allreal Holding AG, Registered Shares	393	110,043
Avolta AG*	2,863	168,385
Bachem Holding AG(b)	1,091	88,048
Banque Cantonale Vaudoise, Registered Shares	3,889	624,331
Belimo Holding AG, Registered Shares	194	153,428
BKW AG	983	191,083
Bucher Industries AG, Registered Shares	189	81,734
Cembra Money Bank AG	1,650	202,361
DKSH Holding AG	2,379	171,419
EFG International AG*	13,579	284,237
Flughafen Zurich AG, Registered Shares	842	259,867
Galenica AG(a)	1,300	146,979
Georg Fischer AG, Registered Shares	2,359	118,603
Helvetia Baloise Holding AG, Registered Shares	3,722	951,402
Huber & Suhner AG, Registered Shares	386	84,353
Julius Baer Group Ltd.	8,478	613,628
Logitech International SA, Registered Shares	3,539	318,688
PSP Swiss Property AG, Registered Shares	1,704	336,114
SFS Group AG	1,203	176,659
Sonova Holding AG, Registered Shares	1,129	251,498
Straumann Holding AG, Registered Shares	1,682	171,643
Sulzer AG, Registered Shares	1,306	267,522
Sunrise Communications AG, Class A*	4,043	238,087
Swiss Prime Site AG, Registered Shares	2,482	416,987
Swissquote Group Holding SA, Registered Shares	250	120,963
Temenos AG, Registered Shares	1,231	105,475
VAT Group AG(a)	484	291,406
Vontobel Holding AG, Registered Shares	2,393	204,591
Total Switzerland		7,358,704
United Kingdom – 7.4%
Admiral Group PLC	28,963	1,203,095
Allfunds Group PLC	10,259	100,769
Autotrader Group PLC(a)	14,961	92,628
B&M European Value Retail PLC	123,715	274,896
Babcock International Group PLC	4,606	70,336

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2026
Investments	Shares	Value
Balfour Beatty PLC	14,258	$142,143
Beazley PLC	14,896	248,685
Bridgepoint Group PLC(a)	17,050	51,668
Bunzl PLC	9,214	274,115
Centrica PLC	134,525	376,971
Computacenter PLC	2,320	91,475
Convatec Group PLC(a)	43,611	123,876
Cranswick PLC	1,042	71,865
Diploma PLC	2,604	204,832
Drax Group PLC	15,813	184,650
easyJet PLC	19,614	89,777
Entain PLC	14,530	107,491
Games Workshop Group PLC	1,440	336,110
Halma PLC	2,753	138,027
Hiscox Ltd.	9,697	193,218
Howden Joinery Group PLC	11,333	118,213
IMI PLC	5,499	183,464
Inchcape PLC	8,835	87,380
Informa PLC	27,592	271,946
Intertek Group PLC	4,687	225,473
Investec PLC	35,427	268,159
ITV PLC	231,304	228,918
J Sainsbury PLC	93,128	416,319
JD Sports Fashion PLC	50,536	47,089
JET2 PLC	2,511	36,821
Johnson Matthey PLC	8,311	207,906
Kingfisher PLC	61,881	231,588
LondonMetric Property PLC	156,968	375,693
Marks & Spencer Group PLC	17,161	76,762
Melrose Industries PLC	11,516	76,356
Pearson PLC	13,664	178,313
QinetiQ Group PLC	8,948	53,571
Renishaw PLC	1,441	67,079
Rentokil Initial PLC	51,142	314,949
Rightmove PLC	9,374	53,018
Rotork PLC	16,945	69,852
RS Group PLC	18,939	139,859
Sage Group PLC	15,464	170,847
Schroders PLC	72,657	550,444
Serco Group PLC	17,079	64,188
Severn Trent PLC	10,768	438,772
Smith & Nephew PLC	17,321	270,668
Smiths Group PLC	10,977	330,038
Softcat PLC	4,053	64,938
Spirax Group PLC	1,347	118,567
St. James’s Place PLC	8,699	134,961
Subsea 7 SA	19,855	612,306
United Utilities Group PLC	26,419	458,129
Weir Group PLC	6,645	245,182
Whitbread PLC	4,710	142,606
Total United Kingdom		11,707,001
Investments	Shares	Value
United States – 1.9%
Acerinox SA	10,631	$146,498
Aegon Ltd.	81,436	584,377
Buzzi SpA	3,885	192,839
InterContinental Hotels Group PLC	3,034	395,634
QIAGEN NV	1,299	52,003
Signify NV(a)	7,899	164,368
Tenaris SA	49,331	1,449,399
Total United States		2,985,118
TOTAL COMMON STOCKS (Cost: $118,342,631)		157,616,178
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $91,190)	91,190	91,190
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
United States – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $3,587,545)	3,587,545	3,587,545
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $122,021,366)		161,294,913
Other Liabilities less Assets – (1.4)%		(2,202,540)
NET ASSETS – 100.0%		$159,092,373

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,089,457 and the total market value of the collateral held by the Fund was $4,217,691. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $630,146.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (concluded) WisdomTree International MidCap Dividend Fund (DIM) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$157,616,178	$—	$—	$157,616,178
Mutual Fund	—	91,190	—	91,190
Investment of Cash Collateral for Securities Loaned	—	3,587,545	—	3,587,545
Total Investments in Securities	$157,616,178	$3,678,735	$—	$161,294,913

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments WisdomTree International Multifactor Fund (DWMF) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.7%
Australia – 7.6%
ASX Ltd.	9,476	$339,433
BHP Group Ltd.	3,546	122,380
Brambles Ltd.	7,811	120,904
Coles Group Ltd.	7,754	116,623
Computershare Ltd.	4,892	95,122
CSL Ltd.	776	74,822
Evolution Mining Ltd.	6,253	54,047
Fortescue Ltd.	8,238	114,593
Lottery Corp. Ltd.	40,519	149,303
Origin Energy Ltd.	23,046	195,409
QBE Insurance Group Ltd.	21,967	319,410
Rio Tinto PLC	2,219	203,195
Sigma Healthcare Ltd.	71,787	130,292
Suncorp Group Ltd.	35,897	397,062
Telstra Group Ltd.	52,982	193,412
Transurban Group	17,201	165,051
Total Australia		2,791,058
Brazil – 0.6%
Yara International ASA	3,700	214,230
China – 1.4%
BOC Hong Kong Holdings Ltd.	65,500	357,567
SITC International Holdings Co. Ltd.	14,000	60,856
Wilmar International Ltd.	31,500	94,001
Total China		512,424
Denmark – 0.5%
Tryg AS	8,452	200,828
Finland – 2.1%
Elisa OYJ	2,744	132,536
Kone OYJ, Class B	2,196	138,606
Sampo OYJ, Class A	21,713	230,213
Wartsila OYJ Abp	6,890	251,735
Total Finland		753,090
France – 7.6%
BioMerieux	1,955	206,784
Bouygues SA	3,734	212,577
Carrefour SA	10,106	185,200
Credit Agricole SA	20,469	375,699
Danone SA	1,896	150,823
Eiffage SA	1,192	180,124
Engie SA	7,204	230,006
Ipsen SA	1,082	199,968
Klepierre SA	6,355	237,387
Orange SA	11,123	226,521
Sodexo SA	3,238	164,529
Unibail-Rodamco-Westfield*	1,960	214,314
Vinci SA	1,319	195,060
Total France		2,778,992
Investments	Shares	Value
Germany – 7.1%
Bayer AG, Registered Shares	1,940	$88,036
Continental AG	1,648	113,170
Deutsche Lufthansa AG, Registered Shares	9,248	76,677
Deutsche Post AG, Registered Shares	2,025	104,411
Deutsche Telekom AG, Registered Shares	4,589	168,934
E.ON SE	9,264	202,379
Fresenius Medical Care AG	4,811	213,802
GEA Group AG	2,351	165,780
LEG Immobilien SE	7,022	453,891
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	594	369,169
Symrise AG	2,009	169,534
Talanx AG	2,898	352,606
Vonovia SE	4,891	121,499
Total Germany		2,599,888
Hong Kong – 3.5%
CK Asset Holdings Ltd.	21,500	121,922
CLP Holdings Ltd.	20,000	187,495
Hong Kong & China Gas Co. Ltd.	169,000	153,045
MTR Corp. Ltd.(a)	36,500	148,883
Power Assets Holdings Ltd.	20,500	159,629
Sun Hung Kai Properties Ltd.	14,500	238,948
Swire Pacific Ltd., Class A	12,000	130,634
Techtronic Industries Co. Ltd.	3,000	39,068
WH Group Ltd.(b)	75,000	98,148
Total Hong Kong		1,277,772
Indonesia – 0.2%
Jardine Matheson Holdings Ltd.	1,100	78,265
Ireland – 1.5%
AerCap Holdings NV	1,845	253,097
AIB Group PLC	27,841	289,187
Total Ireland		542,284
Israel – 1.6%
Bank Leumi Le-Israel BM	14,912	329,599
Teva Pharmaceutical Industries Ltd., ADR*	4,372	131,684
Wix.com Ltd.*	1,269	114,299
Total Israel		575,582
Italy – 2.9%
Banca Mediolanum SpA	5,362	106,758
Coca-Cola HBC AG*	3,317	185,725
Enel SpA	10,260	110,827
Generali	1,381	54,912
Poste Italiane SpA(a)(b)	5,565	129,138
Ryanair Holdings PLC	3,477	95,628
Snam SpA	24,016	181,357
Terna – Rete Elettrica Nazionale	18,352	208,576
Total Italy		1,072,921
Ivory Coast – 0.4%
Endeavour Mining PLC	2,198	129,273

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree International Multifactor Fund (DWMF) March 31, 2026
Investments	Shares	Value
Japan – 22.3%
AGC, Inc.	5,200	$179,707
ANA Holdings, Inc.	10,000	176,252
Asahi Group Holdings Ltd.	12,600	125,533
Asahi Kasei Corp.	17,000	161,248
Astellas Pharma, Inc.	15,100	239,090
Bridgestone Corp.	7,700	158,124
Central Japan Railway Co.	5,600	143,758
Dai Nippon Printing Co. Ltd.	7,500	133,297
Daito Trust Construction Co. Ltd.	8,000	184,952
Daiwa House Industry Co. Ltd.	6,300	194,754
East Japan Railway Co.	7,000	159,501
Fujitsu Ltd.	6,300	125,612
Hulic Co. Ltd.	14,900	171,347
Inpex Corp.	4,200	123,500
Japan Airlines Co. Ltd.	11,100	178,581
Kajima Corp.	4,800	178,224
Kansai Electric Power Co., Inc.	9,300	151,083
Kao Corp.	3,800	147,567
KDDI Corp.	10,600	181,464
Kioxia Holdings Corp.*	900	107,939
Kirin Holdings Co. Ltd.	13,700	217,440
Kyowa Kirin Co. Ltd.	11,400	184,733
Lasertec Corp.	500	104,815
MatsukiyoCocokara & Co.	6,000	95,267
Mitsui Fudosan Co. Ltd.	10,900	113,426
MS&AD Insurance Group Holdings, Inc.	13,000	329,474
NTT, Inc.	208,000	205,529
Obayashi Corp.	8,300	195,957
Osaka Gas Co. Ltd.	4,400	176,481
Otsuka Corp.	9,900	187,994
Otsuka Holdings Co. Ltd.	2,100	145,333
Pan Pacific International Holdings Corp.	29,400	178,924
Ryohin Keikaku Co. Ltd.	3,500	73,348
SBI Holdings, Inc.	15,200	272,203
Secom Co. Ltd.	5,200	197,292
Seibu Holdings, Inc.	4,300	118,143
SG Holdings Co. Ltd.	16,500	153,342
Shionogi & Co. Ltd.	7,300	159,178
SoftBank Corp.	157,500	208,990
Sumitomo Realty & Development Co. Ltd.	3,700	102,146
Suntory Beverage & Food Ltd.	4,700	132,560
Suzuki Motor Corp.	8,800	103,743
Taisei Corp.	1,600	161,468
TIS, Inc.	7,700	162,673
Toho Co. Ltd.	11,200	117,357
Tokyo Gas Co. Ltd.	3,200	149,189
Tokyu Corp.	18,000	210,617
Trend Micro, Inc.	4,200	138,337
Tsuruha Holdings, Inc.	7,700	120,057
West Japan Railway Co.	10,000	196,618
Total Japan		8,134,167
Investments	Shares	Value
Mexico – 0.3%
Fresnillo PLC	2,344	$102,128
Netherlands – 3.9%
Euronext NV(b)	2,523	402,620
Heineken Holding NV	3,206	226,624
Koninklijke Ahold Delhaize NV	5,897	273,751
Koninklijke KPN NV	58,654	324,592
Wolters Kluwer NV	2,770	206,241
Total Netherlands		1,433,828
New Zealand – 0.5%
Contact Energy Ltd.	31,561	166,537
Norway – 2.3%
DNB Bank ASA	11,807	365,084
Equinor ASA	3,918	169,093
Orkla ASA	11,161	139,442
Telenor ASA	9,112	159,304
Total Norway		832,923
Portugal – 0.3%
Jeronimo Martins SGPS SA	4,513	106,909
Russia – 0.0%
Evraz PLC*^	17,300	0
Singapore – 2.4%
Sea Ltd., ADR*	5,305	439,307
Singapore Airlines Ltd.	19,900	101,802
Singapore Exchange Ltd.	13,900	210,307
Singapore Technologies Engineering Ltd.	7,400	62,004
Singapore Telecommunications Ltd.	21,400	81,941
Total Singapore		895,361
Spain – 5.1%
ACS Actividades de Construccion y Servicios SA	935	112,902
Aena SME SA(b)	7,336	215,709
Banco Bilbao Vizcaya Argentaria SA	14,097	296,427
Endesa SA	4,100	170,442
Iberdrola SA	10,054	228,730
Mapfre SA	81,740	359,206
Naturgy Energy Group SA	7,167	213,877
Repsol SA	8,754	248,629
Total Spain		1,845,922
Sweden – 2.7%
Essity AB, Class B	3,998	101,941
H & M Hennes & Mauritz AB, Class B(a)	5,584	102,667
L E Lundbergforetagen AB, Class B	1,965	109,737
Securitas AB, Class B	11,097	183,819
Swedish Orphan Biovitrum AB*	927	38,165
Tele2 AB, Class B	5,753	117,521
Telefonaktiebolaget LM Ericsson, Class B	7,350	82,016
Telia Co. AB	48,919	247,721
Total Sweden		983,587

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Multifactor Fund (DWMF) March 31, 2026
Investments	Shares	Value
Switzerland – 4.6%
Avolta AG*	3,306	$194,439
Chocoladefabriken Lindt & Spruengli AG	13	181,681
Geberit AG, Registered Shares	285	188,901
Schindler Holding AG, Participation Certificate	630	204,159
Swiss Prime Site AG, Registered Shares	1,265	212,526
Swisscom AG, Registered Shares	290	240,719
Zurich Insurance Group AG	649	453,424
Total Switzerland		1,675,849
United Kingdom – 12.9%
Admiral Group PLC	11,228	466,400
Associated British Foods PLC	3,918	96,952
AstraZeneca PLC	878	170,083
Autotrader Group PLC(b)	27,200	168,403
British American Tobacco PLC	3,055	176,091
BT Group PLC	64,664	179,498
Bunzl PLC	4,727	140,628
Centrica PLC	81,883	229,456
CK Hutchison Holdings Ltd.	7,000	53,213
Coca-Cola Europacific Partners PLC	2,371	214,979
Compass Group PLC	6,690	183,941
Imperial Brands PLC	4,762	191,969
Informa PLC	16,366	161,303
Intertek Group PLC	3,529	169,767
J Sainsbury PLC	36,595	163,594
Kingfisher PLC	33,879	126,791
Next PLC	1,090	182,188
Pearson PLC	15,033	196,178
Reckitt Benckiser Group PLC	3,198	214,571
Sage Group PLC	18,960	209,471
Smith & Nephew PLC	9,966	155,735
Smiths Group PLC	5,932	178,354
Tesco PLC	25,612	159,787
Unilever PLC	2,268	125,584
United Utilities Group PLC	12,694	220,125
Vodafone Group PLC	125,768	187,908
Total United Kingdom		4,722,969
United States – 4.4%
GSK PLC	7,418	201,903
Haleon PLC	35,060	172,821
Holcim AG, Registered Shares*	2,200	177,741
Monday.com Ltd.*	1,368	94,543
Novartis AG, Registered Shares	1,494	224,709
QIAGEN NV	3,452	138,195
Roche Holding AG	470	184,069
Sanofi SA	1,979	188,618
Shell PLC	5,130	242,387
Total United States		1,624,986
TOTAL COMMON STOCKS (Cost: $33,114,650)		36,051,773
Investments	Shares	Value
PREFERRED STOCKS – 0.4%
Germany – 0.4%
Henkel AG & Co. KGaA, 3.01% (Cost: $151,924)	1,788	$136,587
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $13,930)	13,930	13,930
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $184,958)	184,958	184,958
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $33,465,462)		36,387,248
Other Assets less Liabilities – 0.4%		136,680
NET ASSETS – 100.0%		$36,523,928

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $329,180 and the total market value of the collateral held by the Fund was $341,412. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $156,454.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree International Multifactor Fund (DWMF) March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2026	261,503	USD	41,255,210	JPY	$2,161	$—
Barclays Bank PLC	4/6/2026	60,422	USD	77,048	SGD	685	—
Barclays Bank PLC	4/7/2026	54,347	USD	42,198	CHF	1,803	—
Barclays Bank PLC	4/7/2026	185,155	USD	159,505	EUR	1,331	—
Barclays Bank PLC	4/7/2026	95,562	USD	71,345	GBP	1,481	—
Barclays Bank PLC	4/7/2026	5,799	USD	9,790	NZD	213	—
Barclays Bank PLC	4/7/2026	39,339	USD	361,470	SEK	1,384	—
Barclays Bank PLC	4/8/2026	1,768,101	NOK	181,397	USD	114	—
Barclays Bank PLC	4/8/2026	5,173	USD	33,286	DKK	40	—
Barclays Bank PLC	4/8/2026	15,690	USD	151,091	NOK	179	—
Barclays Bank PLC	5/6/2026	674,373	USD	6,574,033	NOK	—	(425)
Citibank NA	4/2/2026	1,547	USD	1,168	GBP	6	—
Citibank NA	4/3/2026	3,008,623	USD	468,556,116	JPY	63,147	—
Citibank NA	4/7/2026	117,045	NZD	67,044	USD	—	(266)
Citibank NA	5/5/2026	170,577	USD	297,505	NZD	673	—
Deutsche Bank AG	5/5/2026	170,576	USD	539,058	ILS	—	(373)
Goldman Sachs	4/2/2026	133	CHF	125	GBP	0^	—
Goldman Sachs	5/5/2026	1,742,735	USD	2,532,305	AUD	9,046	—
HSBC Holdings PLC	4/3/2026	480,621,385	JPY	3,014,593	USD	6,729	—
HSBC Holdings PLC	4/6/2026	695,171	USD	878,514	SGD	14,038	—
HSBC Holdings PLC	4/7/2026	1,860,604	EUR	2,140,174	USD	4,113	—
HSBC Holdings PLC	4/7/2026	4,381,174	SEK	460,269	USD	—	(242)
HSBC Holdings PLC	4/7/2026	66,713	USD	111,545	NZD	3,072	—
HSBC Holdings PLC	5/6/2026	9,211,688	USD	7,997,256	EUR	—	(17,639)
HSBC Holdings PLC	5/6/2026	987,167	USD	9,382,551	SEK	519	—
HSBC Holdings PLC	5/8/2026	8,303,818	USD	1,319,940,199	JPY	—	(18,489)
JPMorgan Chase Bank NA	4/1/2026	7,889	USD	11,536	AUD	—	(12)
JPMorgan Chase Bank NA	4/2/2026	2,526	GBP	2,891	EUR	—	(0)^
JPMorgan Chase Bank NA	4/2/2026	2,827	USD	4,955	NZD	—	(0)^
JPMorgan Chase Bank NA	4/2/2026	4,170	USD	5,380	SGD	—	(0)^
JPMorgan Chase Bank NA	4/7/2026	35,317	NOK	11,448	ILS	0^	—
JPMorgan Chase Bank NA	4/7/2026	60,074	NOK	58,749	SEK	0^	—
Morgan Stanley & Co. International	4/6/2026	453,494	SGD	352,082	USD	—	(477)
Morgan Stanley & Co. International	4/7/2026	654,340	CHF	818,865	USD	—	(4,106)
Morgan Stanley & Co. International	4/7/2026	833,956	GBP	1,104,162	USD	—	(4,438)
Morgan Stanley & Co. International	4/7/2026	625,270	USD	479,886	CHF	27,734	—
Morgan Stanley & Co. International	4/7/2026	1,099,455	USD	817,685	GBP	21,188	—
Morgan Stanley & Co. International	4/7/2026	452,601	USD	4,090,767	SEK	23,067	—
Morgan Stanley & Co. International	4/8/2026	59,518	USD	376,313	DKK	1,490	—
Morgan Stanley & Co. International	4/8/2026	180,517	USD	1,717,135	NOK	4,238	—
Morgan Stanley & Co. International	5/6/2026	1,513,109	USD	1,205,236	CHF	7,586	—
Morgan Stanley & Co. International	5/6/2026	3,802,111	USD	2,871,771	GBP	15,283	—
Morgan Stanley & Co. International	5/6/2026	277,641	USD	356,850	SGD	375	—
UBS Group AG	4/2/2026	26,386	AUD	172,158	SEK	—	(0)^
UBS Group AG	4/2/2026	79,652	HKD	8,164	CHF	—	(0)^
UBS Group AG	4/2/2026	2,915,466	JPY	14,726	CHF	—	(0)^
UBS Group AG	4/3/2026	40,516,443	JPY	255,533	USD	—	(835)
See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Multifactor Fund (DWMF) March 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	4/6/2026	482,067	SGD	378,953	USD	$—	$(5,195)
UBS Group AG	4/6/2026	31,240	SGD	24,558	USD	—	(337)
UBS Group AG	4/7/2026	56,400	CHF	72,456	USD	—	(2,229)
UBS Group AG	4/7/2026	151,302	EUR	175,216	USD	—	(845)
UBS Group AG	4/7/2026	67,811	GBP	90,855	USD	—	(1,433)
UBS Group AG	4/7/2026	9,246	NZD	5,468	USD	—	(193)
UBS Group AG	4/7/2026	291,754	SEK	31,671	USD	—	(1,037)
UBS Group AG	4/7/2026	211,704	USD	164,791	CHF	6,513	—
UBS Group AG	4/7/2026	2,130,235	USD	1,803,611	EUR	51,631	—
UBS Group AG	4/8/2026	399,845	DKK	61,558	USD	99	—
UBS Group AG	4/8/2026	20,209	DKK	3,133	USD	—	(17)
UBS Group AG	4/8/2026	142,883	NOK	14,810	USD	—	(142)
UBS Group AG	5/5/2026	169,299	USD	1,097,958	DKK	—	(272)
						$269,938	$(59,002)

^ Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	36,051,773	—	—	36,051,773
Preferred Stocks	136,587	—	—	136,587
Mutual Fund	—	13,930	—	13,930
Investment of Cash Collateral for Securities Loaned	—	184,958	—	184,958
Total Investments in Securities	$36,188,360	$198,888	$0	$36,387,248
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$269,938	$—	$269,938
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(59,002)	$—	$(59,002)
Total – Net	$36,188,360	$409,824	$0	$36,598,184

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments WisdomTree International Quality Dividend Growth Fund (IQDG) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 2.5%
Aristocrat Leisure Ltd.	26,339	$817,734
Brambles Ltd.	146,819	2,272,573
Cochlear Ltd.	2,985	345,713
Codan Ltd.	10,504	224,890
CSL Ltd.	36,548	3,523,967
Eagers Automotive Ltd.	13,118	202,152
JB Hi-Fi Ltd.	7,262	360,199
Netwealth Group Ltd.	28,770	425,225
Northern Star Resources Ltd.	108,055	1,506,780
Pro Medicus Ltd.	1,379	110,409
Ramelius Resources Ltd.	132,786	333,769
REA Group Ltd.	5,565	596,190
Sigma Healthcare Ltd.	143,437	260,336
Technology One Ltd.	19,513	358,702
Wesfarmers Ltd.	97,034	4,845,496
Whitehaven Coal Ltd.	44,465	281,700
WiseTech Global Ltd.	5,486	142,855
Total Australia		16,608,690
Austria – 1.7%
ANDRITZ AG	14,443	990,153
BAWAG Group AG*(a)	15,136	2,258,441
Erste Group Bank AG	54,060	5,761,633
Raiffeisen Bank International AG*	49,312	2,065,876
Wienerberger AG	20,231	531,005
Total Austria		11,607,108
Belgium – 0.3%
Solvay SA	21,427	653,249
Syensqo SA	8,074	460,306
UCB SA	3,226	960,844
Total Belgium		2,074,399
Chile – 0.3%
Antofagasta PLC	43,610	1,913,307
China – 0.2%
Prosus NV*	35,895	1,612,143
Denmark – 2.2%
Novo Nordisk AS, Class B	380,807	13,557,889
Pandora AS	8,469	592,467
Royal Unibrew AS	5,062	409,384
Total Denmark		14,559,740
Finland – 0.7%
Kone OYJ, Class B	51,312	3,238,686
Konecranes OYJ	15,477	498,243
Valmet OYJ	29,836	837,768
Total Finland		4,574,697
France – 12.7%
Accor SA	26,655	1,247,517
Air Liquide SA	40,281	8,257,581
Investments	Shares	Value
Airbus SE	28,592	$5,298,005
BioMerieux	6,443	681,489
Bureau Veritas SA	53,638	1,588,304
Cie Generale des Etablissements Michelin SCA	113,797	3,827,302
Dassault Aviation SA	4,794	1,763,148
Edenred SE	64,658	1,270,952
Eiffage SA	14,305	2,161,643
Hermes International SCA	2,995	5,552,399
Kering SA	8,427	2,491,480
Legrand SA	12,284	1,864,032
L’Oreal SA	35,886	14,444,869
LVMH Moet Hennessy Louis Vuitton SE	43,171	23,035,344
Nexans SA	2,909	385,116
Rexel SA	45,079	1,728,564
Safran SA	14,248	4,586,782
Technip Energies NV	9,638	406,217
Thales SA	10,375	3,013,622
Vallourec SACA	72,272	1,811,161
Total France		85,415,527
Georgia – 0.3%
Lion Finance Group PLC	8,171	999,928
TBC Bank Group PLC	18,223	980,451
Total Georgia		1,980,379
Germany – 9.9%
adidas AG	6,727	1,059,153
Continental AG	23,330	1,602,097
CTS Eventim AG & Co. KGaA	6,121	350,233
Daimler Truck Holding AG	158,831	7,589,220
Deutsche Lufthansa AG, Registered Shares	180,574	1,497,181
Deutsche Post AG, Registered Shares	205,539	10,597,785
Deutsche Telekom AG, Registered Shares	542,963	19,987,980
Fielmann Group AG	6,379	320,087
GEA Group AG	8,696	613,195
Heidelberg Materials AG	9,909	2,036,248
HochTief AG	6,011	2,651,224
Hugo Boss AG	6,643	281,134
Infineon Technologies AG	46,201	2,022,846
Knorr-Bremse AG	18,541	2,075,409
Krones AG	1,552	206,002
Nemetschek SE	3,262	239,415
Rheinmetall AG	756	1,258,251
SAP SE	45,054	7,625,757
Schott Pharma AG & Co. KGaA	1,014	15,796
Sixt SE	3,362	248,885
Traton SE(b)	114,403	4,062,542
Total Germany		66,340,440
Hong Kong – 0.5%
Bank of East Asia Ltd.	738,000	1,230,282
Techtronic Industries Co. Ltd.	164,500	2,142,222
Total Hong Kong		3,372,504

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Quality Dividend Growth Fund (IQDG) March 31, 2026
Investments	Shares	Value
Ireland – 0.4%
Bank of Ireland Group PLC	145,455	$2,586,801
Israel – 1.6%
Bank Leumi Le-Israel BM	173,013	3,824,094
Elbit Systems Ltd.	588	491,071
Israel Discount Bank Ltd., Class A	169,649	1,691,386
Mizrahi Tefahot Bank Ltd.	42,229	3,046,640
Newmed Energy LP(b)	203,857	1,161,484
Strauss Group Ltd.	7,471	326,997
Total Israel		10,541,672
Italy – 1.7%
Brembo NV	31,967	298,895
Brunello Cucinelli SpA(b)	2,360	202,797
DiaSorin SpA(b)	1,535	106,082
Ferrari NV	6,142	2,045,198
Leonardo SpA	18,948	1,267,122
Maire SpA	37,139	569,128
Moncler SpA	23,614	1,398,494
PRADA SpA	289,900	1,365,158
Prysmian SpA	11,424	1,300,215
Recordati Industria Chimica & Farmaceutica SpA	16,013	904,797
Reply SpA	622	57,871
Ryanair Holdings PLC	58,455	1,607,688
Technogym SpA(a)	28,379	566,988
Total Italy		11,690,433
Japan – 19.2%
Advantest Corp.	11,300	1,444,019
Ajinomoto Co., Inc.	41,300	1,141,468
Amada Co. Ltd.	47,700	647,933
Asics Corp.	23,700	619,129
Bandai Namco Holdings, Inc.	40,700	989,295
BayCurrent, Inc.	8,200	233,954
BIPROGY, Inc.	9,400	272,978
Bridgestone Corp.	170,600	3,503,364
Capcom Co. Ltd.	25,800	542,953
Chugai Pharmaceutical Co. Ltd.	86,400	4,676,538
CyberAgent, Inc.	51,200	426,908
Daiichi Sankyo Co. Ltd.	109,400	1,902,071
Daiwa House Industry Co. Ltd.	75,500	2,333,956
Disco Corp.	3,900	1,501,263
Ebara Corp.	26,900	719,295
Food & Life Cos. Ltd.	10,600	617,650
Fujikura Ltd.	74,400	1,912,729
GMO Payment Gateway, Inc.	12,900	665,231
Hachijuni Nagano Bank Ltd.	104,900	1,270,616
Hitachi Ltd.	173,200	4,859,921
Hokuhoku Financial Group, Inc.	23,600	865,882
Horiba Ltd.	4,200	471,639
Hoya Corp.	11,200	1,869,131
Internet Initiative Japan, Inc.	14,200	218,458
Investments	Shares	Value
Isuzu Motors Ltd.	140,800	$1,965,660
Kakaku.com, Inc.	23,800	310,197
Keyence Corp.	5,600	1,931,083
Kobe Bussan Co. Ltd.	11,800	256,190
Koei Tecmo Holdings Co. Ltd.	41,100	415,547
Koito Manufacturing Co. Ltd.	39,900	611,705
Kokusai Electric Corp.	10,900	343,396
Konami Group Corp.	5,000	607,675
Kuraray Co. Ltd.	50,700	525,675
Lasertec Corp.	6,500	1,362,593
M3, Inc.	29,200	294,680
Mazda Motor Corp.	144,900	946,327
MISUMI Group, Inc.	25,900	427,434
Mitsubishi Heavy Industries Ltd.	77,500	2,057,216
Mitsui Kinzoku Co. Ltd.	4,100	722,635
MonotaRO Co. Ltd.	27,200	291,508
Murata Manufacturing Co. Ltd.	153,400	3,287,074
Nintendo Co. Ltd.	51,200	2,824,062
Nippon Steel Corp.	949,900	3,438,603
Nitto Denko Corp.	42,400	816,604
Nomura Research Institute Ltd.	31,500	857,741
Obic Co. Ltd.	27,600	668,271
Olympus Corp.	39,600	370,511
Oracle Corp.	11,200	605,936
Organo Corp.	3,900	333,641
Pan Pacific International Holdings Corp.	122,600	746,127
Panasonic Holdings Corp.	238,400	3,874,431
Persol Holdings Co. Ltd.	372,700	541,163
Recruit Holdings Co. Ltd.	21,200	869,641
Ryohin Keikaku Co. Ltd.	20,700	433,803
Sanrio Co. Ltd.	36,500	224,658
Sanwa Holdings Corp.	26,000	578,050
SCREEN Holdings Co. Ltd.	21,000	1,180,087
Sega Sammy Holdings, Inc.	14,600	222,409
Seibu Holdings, Inc.	12,300	337,943
Shin-Etsu Chemical Co. Ltd.	153,000	6,019,404
Socionext, Inc.	18,000	211,465
Sompo Holdings, Inc.	119,200	4,504,560
Subaru Corp.	115,600	1,804,592
Sumitomo Forestry Co. Ltd.	85,300	752,789
TIS, Inc.	14,400	304,220
Toei Animation Co. Ltd.	16,500	269,140
Tokyo Electron Ltd.	34,100	7,980,030
TOTO Ltd.	20,900	668,684
Toyo Tire Corp.	21,400	483,447
Toyota Motor Corp.	1,763,700	35,054,494
Trend Micro, Inc.	15,200	500,647
Yamato Holdings Co. Ltd.	33,200	364,054
Zensho Holdings Co. Ltd.	6,300	363,451
ZOZO, Inc.	107,600	747,363
Total Japan		129,014,997

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (continued) WisdomTree International Quality Dividend Growth Fund (IQDG) March 31, 2026
Investments	Shares	Value
Luxembourg – 0.1%
Eurofins Scientific SE	6,318	$456,140
Macau – 0.2%
Sands China Ltd.	748,000	1,573,240
Netherlands – 5.9%
ASM International NV	1,098	805,879
ASML Holding NV	10,708	13,808,416
Heineken Holding NV	31,815	2,248,922
ING Groep NV	582,625	14,839,096
Koninklijke KPN NV	650,529	3,600,038
Koninklijke Vopak NV	13,149	710,548
Universal Music Group NV	141,583	2,713,699
Wolters Kluwer NV	17,891	1,332,077
Total Netherlands		40,058,675
Nigeria – 0.1%
Airtel Africa PLC(a)	230,326	1,046,656
Norway – 0.7%
Frontline PLC	33,956	1,184,858
Kongsberg Gruppen ASA	52,923	2,242,489
Mowi ASA	58,005	1,307,665
Total Norway		4,735,012
Portugal – 0.6%
Banco Comercial Portugues SA, Class R	2,501,441	2,397,957
Jeronimo Martins SGPS SA	69,062	1,636,026
Total Portugal		4,033,983
Singapore – 1.4%
Singapore Exchange Ltd.	93,200	1,410,118
Singapore Technologies Engineering Ltd.	201,300	1,686,667
Singapore Telecommunications Ltd.	1,652,900	6,328,974
Total Singapore		9,425,759
Spain – 6.5%
Amadeus IT Group SA	29,983	1,681,719
Banco Bilbao Vizcaya Argentaria SA	927,663	19,506,570
Industria de Diseno Textil SA	390,838	22,173,928
Laboratorios Farmaceuticos Rovi SA	4,249	395,328
Total Spain		43,757,545
Sweden – 5.4%
AAK AB	12,386	315,168
AddTech AB, Class B	9,445	314,891
Assa Abloy AB, Class B	56,426	1,992,569
Atlas Copco AB, Class B	71,805	1,091,820
Atlas Copco AB, Class A	235,546	4,034,046
Axfood AB	32,142	1,085,430
Epiroc AB, Class A	54,379	1,307,779
Epiroc AB, Class B	19,256	404,677
EQT AB	63,049	1,896,186
Evolution AB(a)	29,370	1,804,207
Indutrade AB	17,262	388,503
Lifco AB, Class B	9,283	274,604
Saab AB, Class B	8,353	541,361
Investments	Shares	Value
Sandvik AB	112,134	$4,206,974
Sectra AB, Class B	11,506	273,209
SKF AB, Class B	41,873	985,480
Sweco AB, Class B	16,484	229,621
Tele2 AB, Class B	90,511	1,848,937
Trelleborg AB, Class B	14,377	526,408
Volvo AB, Class B	390,330	12,517,603
Total Sweden		36,039,473
Switzerland – 5.4%
ABB Ltd., Registered Shares	95,639	7,526,862
Accelleron Industries AG	5,519	489,364
Belimo Holding AG, Registered Shares	529	418,368
Bucher Industries AG, Registered Shares	565	244,338
Geberit AG, Registered Shares	2,831	1,876,412
Georg Fischer AG, Registered Shares	4,387	220,565
Huber & Suhner AG, Registered Shares	1,919	419,359
Logitech International SA, Registered Shares	9,894	890,959
Partners Group Holding AG	4,140	4,359,739
Schindler Holding AG, Participation Certificate	1,869	605,672
SFS Group AG	6,357	933,515
SGS SA, Registered Shares	24,436	2,557,486
Sika AG, Registered Shares	10,757	1,738,951
Sonova Holding AG, Registered Shares	3,889	866,319
Straumann Holding AG, Registered Shares	5,452	556,361
Sulzer AG, Registered Shares	3,418	700,146
UBS Group AG, Registered Shares	281,175	10,752,919
VAT Group AG(a)	1,722	1,036,779
Total Switzerland		36,194,114
United Kingdom – 10.1%
AstraZeneca PLC	99,688	19,311,253
BAE Systems PLC	178,688	5,183,986
Bridgepoint Group PLC(a)	149,508	453,065
Centrica PLC	412,300	1,155,362
Compass Group PLC	96,615	2,656,418
Hiscox Ltd.	35,932	715,965
Howden Joinery Group PLC	70,520	735,588
Imperial Brands PLC	180,397	7,272,279
Inchcape PLC	35,358	349,699
International Consolidated Airlines Group SA	300,270	1,385,088
Intertek Group PLC	17,531	843,349
Lloyds Banking Group PLC	8,635,203	10,514,974
Next PLC	9,244	1,545,090
RELX PLC	133,003	4,342,680
Rightmove PLC	50,071	283,196
Rolls-Royce Holdings PLC	269,021	4,015,858
RS Group PLC	58,044	428,638
Sage Group PLC	75,507	834,206
Softcat PLC	24,513	392,752
Spirax Group PLC	5,729	504,285
SSE PLC	133,619	4,572,475
Weir Group PLC	11,083	408,932
Total United Kingdom		67,905,138

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Quality Dividend Growth Fund (IQDG) March 31, 2026
Investments	Shares	Value
United States – 8.6%
BP PLC	3,268,050	$26,128,954
Experian PLC	41,263	1,413,662
Ferrovial SE	37,523	2,396,028
GSK PLC	551,868	15,020,717
Holcim AG, Registered Shares*	46,627	3,767,065
InterContinental Hotels Group PLC	6,649	867,030
Schneider Electric SE	31,704	8,368,873
Total United States		57,962,329
TOTAL COMMON STOCKS (Cost: $630,977,537)		667,080,901
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $68,200)	68,200	68,200
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $4,820,316)	4,820,316	$4,820,316
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $635,866,053)		671,969,417
Other Assets less Liabilities – 0.1%		940,135
NET ASSETS – 100.0%		$672,909,552

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,933,263 and the total market value of the collateral held by the Fund was $5,022,360. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $202,044.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$22,000,000	$22,000,000	$—	$—	$—^	$16,079

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$667,080,901	$—	$—	$667,080,901
Mutual Fund	—	68,200	—	68,200
Investment of Cash Collateral for Securities Loaned	—	4,820,316	—	4,820,316
Total Investments in Securities	$667,080,901	$4,888,516	$—	$671,969,417

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.7%
Australia – 9.0%
Abacus Group	1,353,861	$941,168
Accent Group Ltd.	932,874	476,000
Acrow Ltd.	685,757	389,830
Adairs Ltd.	302,302	270,196
Amotiv Ltd.	159,616	734,637
AMP Ltd.	1,057,031	948,388
Ansell Ltd.	67,859	1,312,035
ARB Corp. Ltd.	34,570	494,139
Aspen Group Ltd.	154,606	483,916
AUB Group Ltd.	64,528	1,073,944
Aussie Broadband Ltd.	155,869	510,287
Austin Engineering Ltd.	2,271,020	256,645
Australian Clinical Labs Ltd.	380,558	542,140
Australian Ethical Investment Ltd.	134,318	416,735
Autosports Group Ltd.	230,168	364,153
Beach Energy Ltd.(a)	3,642,422	3,230,630
Beacon Lighting Group Ltd.	211,983	231,574
Bega Cheese Ltd.	199,707	816,573
Bisalloy Steel Group Ltd.	148,864	469,002
Bravura Solutions Ltd.	286,080	399,710
Breville Group Ltd.(a)	52,381	944,967
Cash Converters International Ltd.	2,032,121	396,663
Cedar Woods Properties Ltd.	171,235	829,162
Centuria Capital Group	880,822	956,191
Civmec Australia Ltd.	619,698	606,937
Cobram Estate Olives Ltd.	215,319	505,829
Collins Foods Ltd.	103,380	619,544
Corporate Travel Management Ltd.*^	81,192	598,082
Cromwell Property Group	3,588,214	970,739
Dalrymple Bay Infrastructure Ltd.	546,575	1,890,464
Data#3 Ltd.	130,278	593,362
Dicker Data Ltd.	182,608	1,066,832
Duratec Ltd.	307,674	537,351
Elders Ltd.	173,354	854,857
EQT Holdings Ltd.	47,837	676,568
EVT Ltd.	123,088	1,112,799
Fiducian Group Ltd.	71,962	472,167
Fleetwood Ltd.	310,355	348,602
G8 Education Ltd.	1,482,882	243,750
GR Engineering Services Ltd.	382,088	1,015,365
GrainCorp Ltd., Class A	237,382	1,077,925
GWA Group Ltd.	542,462	776,502
Hansen Technologies Ltd.	159,259	536,656
Helia Group Ltd.	363,335	1,308,941
Iluka Resources Ltd.	119,657	540,890
Imdex Ltd.	229,205	602,813
Ingenia Communities Group	223,030	607,958
Inghams Group Ltd.(a)	661,077	896,488
Integral Diagnostics Ltd.	356,619	576,426
Investments	Shares	Value
IPD Group Ltd.	130,702	$391,193
IRESS Ltd.	137,004	654,023
IVE Group Ltd.	482,732	862,927
Jumbo Interactive Ltd.	123,282	651,000
Jupiter Mines Ltd.	3,845,308	684,749
Kelsian Group Ltd.	252,107	673,406
Kogan.com Ltd.	206,466	490,688
Lovisa Holdings Ltd.	72,675	1,053,241
Lycopodium Ltd.	81,216	724,235
Maas Group Holdings Ltd.	174,024	516,089
Macmahon Holdings Ltd.	2,581,088	1,263,968
Mader Group Ltd.	92,021	496,008
Magellan Financial Group Ltd.	197,269	1,325,425
McMillan Shakespeare Ltd.	129,326	1,298,515
Metcash Ltd.	984,860	1,996,611
Monadelphous Group Ltd.	83,972	1,567,789
MotorCycle Holdings Ltd.	236,449	353,038
MyState Ltd.	248,928	750,160
nib holdings Ltd.	409,278	1,782,800
Nick Scali Ltd.	68,022	730,504
Nine Entertainment Co. Holdings Ltd.	1,970,556	1,282,152
NRW Holdings Ltd.	362,138	1,307,109
Objective Corp. Ltd.	45,097	362,613
oOh!media Ltd.	612,795	396,620
Orora Ltd.	1,315,601	1,698,489
Perenti Ltd.	759,926	1,014,923
Perpetual Ltd.	121,969	1,324,890
Peter Warren Automotive Holdings Ltd.	369,402	344,085
Pinnacle Investment Management Group Ltd.	156,807	1,517,521
Praemium Ltd.	883,496	390,294
Premier Investments Ltd.	101,538	870,683
Propel Funeral Partners Ltd.(a)	184,731	512,415
Redox Ltd.	482,688	1,090,957
Regal Partners Ltd.	442,882	785,625
Regis Healthcare Ltd.	218,769	922,983
Regis Resources Ltd.	185,314	844,028
Ricegrowers Ltd.	83,096	795,067
Ridley Corp. Ltd.	365,976	684,294
Servcorp Ltd.	153,601	720,629
Service Stream Ltd.	628,440	830,708
Shape Australia Pty Ltd.(a)	169,572	738,650
Shaver Shop Group Ltd.	427,289	378,982
SmartGroup Corp. Ltd.	210,327	1,182,675
Southern Cross Electrical Engineering Ltd.	371,818	710,496
SRG Global Ltd.	678,206	1,142,678
Super Retail Group Ltd.	181,935	1,597,466
Supply Network Ltd.(a)	27,026	579,922
Tabcorp Holdings Ltd.	1,504,530	968,626
Tasmea Ltd.	240,673	745,063
Universal Store Holdings Ltd.	125,656	670,421
Ventia Services Group Pty. Ltd.	912,862	3,269,897

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
Vulcan Steel Ltd.	91,219	$329,248
Waypoint REIT Ltd.	1,120,846	1,804,019
Westgold Resources Ltd.	201,243	811,827
Total Australia		87,418,956
Austria – 0.7%
CA Immobilien Anlagen AG	86,139	2,413,744
Kontron AG	36,930	802,932
Palfinger AG	24,203	943,965
Porr AG	25,735	1,061,537
SBO AG	27,965	1,164,799
Total Austria		6,386,977
Belgium – 1.7%
Barco NV	84,319	919,547
Bekaert SA	51,773	2,386,114
Deceuninck NV	221,709	509,884
EVS Broadcast Equipment SA	13,450	516,053
Fagron	36,716	913,770
Ion Beam Applications(a)	28,198	421,717
Kinepolis Group NV(a)	12,742	382,449
Montea NV	24,283	1,829,818
Proximus SADP	494,923	3,991,751
Retail Estates NV	23,610	1,795,427
Tessenderlo Group SA	41,784	942,650
VGP NV	17,918	1,694,964
Total Belgium		16,304,144
Brazil – 0.1%
Pluxee NV(a)	78,162	946,512
China – 0.3%
Health & Happiness H&H International Holdings Ltd.	377,000	575,103
KLN Logistics Group Ltd.	1,391,000	1,169,191
Morimatsu International Holdings Co. Ltd.(a)	570,000	479,835
VSTECS Holdings Ltd.(a)	868,000	942,154
Total China		3,166,283
Denmark – 0.4%
Cementir Holding NV	71,549	1,262,962
Chemometec AS	7,467	346,328
D/S Norden AS	26,195	1,186,679
Matas AS(a)	26,208	425,929
Per Aarsleff Holding AS	8,858	1,014,817
Total Denmark		4,236,715
Finland – 1.5%
Aktia Bank OYJ	99,475	1,437,273
F-Secure OYJ	287,814	533,907
Harvia OYJ	12,402	472,271
Kalmar OYJ, Class B*	46,948	2,345,493
Marimekko OYJ	42,348	495,740
Nokian Renkaat OYJ(a)	112,155	1,174,655
Oma Saastopankki OYJ	45,551	635,055
Investments	Shares	Value
Outokumpu OYJ	545,218	$2,914,848
Pihlajalinna OYJ	26,395	392,319
Puuilo OYJ	92,968	1,348,612
Raisio OYJ, Class V	226,035	692,764
Sanoma OYJ	57,763	595,663
Talenom OYJ(a)	68,431	100,135
Terveystalo OYJ(b)	129,371	1,289,380
Total Finland		14,428,115
France – 3.2%
ABC arbitrage	108,573	658,014
Bonduelle SCA(a)	47,792	464,206
Catana Group(a)	60,065	161,252
Cie des Alpes	58,500	1,590,727
Derichebourg SA	114,391	1,074,840
Etablissements Maurel & Prom SA	282,616	3,516,805
Exosens SAS	7,648	539,296
GL Events SACA	28,082	946,415
Interparfums SA	68,450	1,801,347
IPSOS SA	43,195	1,674,238
Kaufman & Broad SA	36,042	1,175,231
Lectra	24,209	465,823
LISI SA	14,940	902,007
Louis Hachette Group	261,147	469,243
Mersen SA	24,960	638,448
Opmobility	191,984	3,313,635
Planisware SA	33,438	554,022
Pullup Entertainment(a)	23,617	357,559
Quadient SA	50,736	630,177
Societe BIC SA	46,266	2,862,622
Television Francaise 1 SA	274,626	2,194,401
Valeo SE	201,006	2,392,419
Vicat SACA	43,095	3,093,447
Total France		31,476,174
Germany – 2.5%
AIXTRON SE	44,502	1,676,699
Alzchem Group AG	4,227	827,959
Borussia Dortmund GmbH & Co. KGaA(a)	117,476	410,805
Cancom SE	35,365	984,053
Dermapharm Holding SE(a)	31,838	1,551,722
Deutz AG	80,964	787,340
Eckert & Ziegler SE	26,894	453,034
Elmos Semiconductor SE	9,583	1,587,772
Friedrich Vorwerk Group SE	3,808	307,130
Indus Holding AG	34,273	1,046,468
MLP SE	123,969	997,003
Mutares SE & Co. KGaA(a)	32,188	1,056,980
Nagarro SE(a)	10,771	586,761
PNE AG	23,155	225,172
ProCredit Holding AG	89,725	754,682
ProSiebenSat.1 Media SE	80,257	359,901

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
SAF-Holland SE	73,553	$1,391,558
Salzgitter AG	14,531	611,105
Sirius Real Estate Ltd.	1,651,820	2,017,063
Softwareone Holding AG	167,735	1,452,848
Stroeer SE & Co. KGaA	59,969	2,103,981
SUSS MicroTec SE	10,735	606,817
TAG Immobilien AG	90,512	1,401,630
Vossloh AG	8,425	660,095
Wacker Neuson SE	47,913	998,113
Total Germany		24,856,691
Hong Kong – 3.3%
Cafe de Coral Holdings Ltd.(a)	1,112,000	604,209
Crystal International Group Ltd.(b)	2,819,500	2,085,801
Dah Sing Banking Group Ltd.	2,568,800	3,980,883
Dah Sing Financial Holdings Ltd.	590,629	3,034,430
Dream International Ltd.	1,192,000	1,047,535
Hang Lung Group Ltd.	1,528,000	2,905,854
Hutchison Telecommunications Hong Kong Holdings Ltd.	7,850,000	1,171,462
Hysan Development Co. Ltd.	1,264,000	3,022,882
Luk Fook Holdings International Ltd.	546,000	1,618,459
Man Wah Holdings Ltd.(a)	4,600,400	2,528,982
Nissin Foods Co. Ltd.(a)	651,000	598,672
Pacific Basin Shipping Ltd.	3,756,000	1,370,139
SmarTone Telecommunications Holdings Ltd.	1,667,000	1,084,373
SUNeVision Holdings Ltd.(a)	1,114,000	767,276
Swire Pacific Ltd., Class B	1,820,000	2,971,353
Vitasoy International Holdings Ltd.	438,000	348,045
VTech Holdings Ltd.(a)	381,300	2,874,267
Total Hong Kong		32,014,622
Indonesia – 0.7%
Bumitama Agri Ltd.	2,023,900	2,886,467
First Resources Ltd.	1,805,300	4,057,955
Total Indonesia		6,944,422
Ireland – 0.5%
C&C Group PLC(a)	400,586	591,643
Cairn Homes PLC	603,625	1,460,543
COSMO Pharmaceuticals NV(a)	11,841	1,221,603
Greencore Group PLC	160,122	512,045
Origin Enterprises PLC	141,410	730,753
Uniphar PLC	125,155	547,973
Total Ireland		5,064,560
Israel – 6.5%
Ackerstein Group Ltd.	184,760	471,453
Altshuler Shaham Finance Ltd.(a)	283,087	600,422
Aryt Industries Ltd.	33,074	476,706
Ashdod Refinery Ltd.*†	1	16
Ashot -Ashkelon Industries Ltd.	18,774	603,503
Ashtrom Group Ltd.	24,204	525,158
Atreyu Capital Markets Ltd.(a)	27,268	624,552
Investments	Shares	Value
AudioCodes Ltd.(a)	44,581	$371,614
Aura Investments Ltd.(a)	71,597	430,829
Automatic Bank Services Ltd.	87,947	684,636
Ayalon Holdings Ltd.	51,597	2,196,243
Azorim-Investment Development & Construction Co. Ltd.*(a)	70,034	416,988
Carasso Real Estate Ltd.(a)	47,876	503,399
Danya Cebus Ltd.	24,203	1,241,769
Delta Galil Ltd.(a)	14,818	764,482
Delta Israel Brands Ltd.	21,488	676,659
Elco Ltd.	8,107	338,915
Electra Consumer Products 1970 Ltd.	13,479	318,032
Energean PLC	333,187	3,796,187
Energix-Renewable Energies Ltd.	274,327	1,642,052
FIBI Holdings Ltd.	46,946	4,485,703
G City Ltd.	201,689	744,157
Gav-Yam Lands Corp. Ltd.(a)	119,557	1,357,062
Hilan Ltd.	9,800	602,122
IDI Insurance Co. Ltd.	23,175	1,532,523
Inrom Construction Industries Ltd.(a)	77,768	605,888
Israel Canada TR Ltd.(a)	98,909	548,502
Isramco Negev 2 LP(a)	1,499,360	1,006,696
Land Development Nimrodi Group Ltd.(a)	46,742	509,536
Lapidoth Capital Ltd.(a)	42,314	1,192,431
Libra Insurance Co. Ltd.	84,240	494,368
Matrix IT Ltd.	67,700	1,868,370
Max Stock Ltd.	101,989	859,518
Maytronics Ltd.*†	0	1‡
Mediterranean Towers Ltd.	227,252	1,201,935
Mega Or Holdings Ltd.	16,901	2,679,538
Meitav Investment House Ltd.	33,018	1,151,316
Meitav Trade Investments Ltd.	68,483	488,436
Mivne Real Estate KD Ltd.*	222,528	918,302
More Provident Funds & Pension Ltd.(a)	141,354	593,620
Neto Malinda Trading Ltd.(a)	30,403	1,483,801
One Software Technologies Ltd.	50,675	946,896
Palram Industries 1990 Ltd.(a)	52,887	834,970
Partner Communications Co. Ltd.	148,141	1,646,324
Paz Retail & Energy Ltd.†	1	140
PCB Technologies Ltd.	152,181	809,704
Plus500 Ltd.	102,804	5,514,888
Prashkovsky Investments & Construction Ltd.*(a)	9,118	423,052
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,272	1,821,515
Ratio Energies Finance LP	996,014	1,372,181
Retailors Ltd.(a)	39,594	430,111
Shufersal Ltd.	225,745	3,283,759
Sisram Medical Ltd.(b)	726,400	302,968
Tamar Petroleum Ltd.(b)	58,867	656,253
Tel Aviv Stock Exchange Ltd.	24,591	1,079,434
Tiv Taam Holdings 1 Ltd.	135,814	557,020

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
Wesure Global Tech Ltd.	147,254	$889,354
YD More Investments Ltd.	79,419	886,625
YH Dimri Construction & Development Ltd.(a)	6,618	885,334
Total Israel		63,347,968
Italy – 2.8%
Alerion Cleanpower SpA	56,143	1,319,634
Arnoldo Mondadori Editore SpA	418,309	960,095
Ascopiave SpA	263,351	1,028,638
Banco di Desio e della Brianza SpA	153,344	1,519,473
BasicNet SpA	56,874	416,772
Carel Industries SpA(b)	32,949	837,103
Datalogic SpA	86,260	504,895
Digital Value SpA(a)	13,466	449,950
El.En. SpA(a)	42,967	608,436
Enav SpA(b)	612,348	3,647,679
Equita Group SpA	105,552	690,785
Esprinet SpA(a)	104,114	591,403
Ferretti SpA(a)	267,357	1,229,114
Fiera Milano SpA	107,108	882,380
Fila SpA	57,827	612,980
FNM SpA	857,466	459,407
Garofalo Health Care SpA(a)	78,383	416,342
Gas Plus SpA	73,689	619,803
GPI SpA(a)	34,097	646,657
Immobiliare Grande Distribuzione SIIQ SpA	134,228	611,670
IMMSI SpA(a)	792,746	430,212
Industrie De Nora SpA	41,444	266,455
Moltiply Group SpA	7,606	276,931
Orsero SpA	30,704	529,242
OVS SpA(b)	210,838	1,081,513
RAI Way SpA(b)	381,230	2,578,416
Revo Insurance SpA	14,903	406,100
Sanlorenzo SpA(a)	24,596	872,857
Sesa SpA	6,413	584,844
Sogefi SpA	275,177	601,144
Tinexta SpA	33,821	582,970
Wiit SpA(a)	19,622	591,211
Total Italy		26,855,111
Japan – 27.1%
ADEKA Corp.	76,601	1,738,196
Ai Holdings Corp.	32,800	556,666
Aica Kogyo Co. Ltd.	52,600	1,196,882
Aichi Financial Group, Inc.	60,500	522,135
Aichi Steel Corp.	24,100	425,526
Aisan Industry Co. Ltd.	26,000	300,057
Alfresa Holdings Corp.	85,400	1,357,038
Alinco, Inc.	3,700	23,885
Alps Alpine Co. Ltd.	109,000	1,426,476
Amano Corp.	49,900	1,185,003
and ST HD Co. Ltd.	18,500	342,929
Investments	Shares	Value
Anritsu Corp.	58,600	$1,008,528
Anycolor, Inc.	11,000	200,446
AOKI Holdings, Inc.	95,900	971,719
Aoyama Trading Co. Ltd.	135,900	687,658
Aozora Bank Ltd.	77,600	1,216,509
Arcs Co. Ltd.	25,600	608,259
ARE Holdings, Inc.	36,800	776,064
Ariake Japan Co. Ltd.	8,200	288,642
Artience Co. Ltd.	20,600	484,279
As One Corp.	21,700	300,627
Asahi Kogyosha Co. Ltd.	13,500	289,365
Asanuma Corp.	105,900	652,348
Autobacs Seven Co. Ltd.	3	30
Bando Chemical Industries Ltd.	36,300	460,681
Bank of Nagoya Ltd.	27,900	987,347
Bic Camera, Inc.	63,600	689,810
Bunka Shutter Co. Ltd.	36,900	440,694
C Uyemura & Co. Ltd.	6,000	743,730
Calbee, Inc.	36,200	700,153
Casio Computer Co. Ltd.	129,700	1,142,182
Central Glass Co. Ltd.	12,200	302,910
Chori Co. Ltd.	21,500	566,928
Chugin Financial Group, Inc.	141,900	2,468,912
Chugoku Electric Power Co., Inc.	200,300	1,256,140
Chugoku Marine Paints Ltd.	34,500	706,958
Citizen Watch Co. Ltd.	157,100	1,644,173
CKD Corp.	16,900	453,599
Computer Engineering & Consulting Ltd.	13,500	163,521
Create Restaurants Holdings, Inc.(a)	85,600	410,540
Create SD Holdings Co. Ltd.	21,800	452,882
Daicel Corp.	182,700	1,407,372
Dai-Dan Co. Ltd.	88,200	1,454,200
Daido Steel Co. Ltd.	101,255	1,153,590
Daiei Kankyo Co. Ltd.	15,900	388,280
Daihen Corp.	4,800	337,017
Daiichikosho Co. Ltd.	39,400	417,676
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	48,800	330,671
Daio Paper Corp.	36,300	233,421
Daishi Hokuetsu Financial Group, Inc.	230,640	2,709,574
Daiwabo Holdings Co. Ltd.	41,200	793,752
DCM Holdings Co. Ltd.	52,900	532,026
Dentsu Soken, Inc.	46,200	572,091
Dexerials Corp.	60,600	805,448
DIC Corp.	36,300	834,200
Dip Corp.(a)	20,400	266,589
DMG Mori Co. Ltd.	65,800	978,583
Dowa Holdings Co. Ltd.	21,100	1,158,517
DTS Corp.	97,600	630,053
Eagle Industry Co. Ltd.	26,600	475,520
EDION Corp.	37,600	510,503
See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
Eiken Chemical Co. Ltd.	9,700	$186,269
Elecom Co. Ltd.	41,700	418,075
EM Systems Co. Ltd.(a)	70,100	288,613
ES-Con Japan Ltd.	84,700	576,060
Exedy Corp.	65,400	2,273,317
EXEO Group, Inc.	144,800	2,428,806
Ezaki Glico Co. Ltd.(a)	13,500	498,963
Feed One Co. Ltd.	27,700	205,456
Ferrotec Corp.	24,600	971,073
First Bank of Toyama Ltd.	27,000	396,455
FP Corp.	19,000	281,136
France Bed Holdings Co. Ltd.	29,400	238,948
Fuji Oil Co. Ltd.	12,200	275,380
Fuji Seal International, Inc.	33,900	549,764
Fujimi, Inc.	31,323	528,252
Funai Soken Holdings, Inc.	58,000	415,978
Furuno Electric Co. Ltd.	9,300	356,006
Furyu Corp.	21,000	162,229
Futaba Industrial Co. Ltd.	38,000	228,826
Future Corp.	29,200	291,835
Glory Ltd.	22,877	571,601
GMO Financial Holdings, Inc.	117,200	655,654
Goldwin, Inc.	38,200	531,136
GS Yuasa Corp.	32,700	1,084,656
Gunze Ltd.	13,600	316,299
H2O Retailing Corp.	31,800	476,730
Hakuhodo DY Holdings, Inc.	165,000	1,065,152
Hakuto Co. Ltd.	25,300	663,153
Hanwa Co. Ltd.	113,000	1,103,080
Happinet Corp.	15,500	261,792
Hazama Ando Corp.	204,800	2,512,852
Heiwa Real Estate Co. Ltd.	34,100	517,427
Heiwado Co. Ltd.	17,500	326,262
Hirogin Holdings, Inc.	145,700	1,574,318
Hokkaido Electric Power Co., Inc.	63,400	420,833
Hokkaido Gas Co. Ltd.	80,300	439,634
Hokuetsu Corp.	47,500	272,896
Hokuriku Electric Power Co.	46,100	309,333
House Foods Group, Inc.	20,200	387,138
HU Group Holdings, Inc.	23,300	467,347
Hyakugo Bank Ltd.	79,700	753,465
Hyakujushi Bank Ltd.	49,600	651,294
Ichigo, Inc.	145,200	425,314
Iino Kaiun Kaisha Ltd.	77,600	854,093
Inaba Denki Sangyo Co. Ltd.	82,000	1,340,122
Inabata & Co. Ltd.	36,400	903,765
INFRONEER Holdings, Inc.	150,300	2,038,294
Ishihara Sangyo Kaisha Ltd.	39,500	685,521
Ito En Ltd.	14,600	273,159
Itochu Enex Co. Ltd.	81,001	1,013,722
Investments	Shares	Value
Itoham Yonekyu Holdings, Inc.	20,500	$739,644
IwaiCosmo Holdings, Inc.	13,800	300,999
Iwatani Corp.	110,100	1,387,582
Izumi Co. Ltd.	62,100	404,788
JAC Recruitment Co. Ltd.(a)	94,300	503,242
Japan Airport Terminal Co. Ltd.	28,900	936,811
Japan Elevator Service Holdings Co. Ltd.	28,300	288,621
Japan Investment Adviser Co. Ltd.(a)	25,400	299,519
Japan Lifeline Co. Ltd.	35,900	308,926
Japan Securities Finance Co. Ltd.	36,300	471,405
Japan Transcity Corp.	36,300	280,881
Jeol Ltd.	12,200	438,568
JMDC, Inc.*	9,800	199,585
Juroku Financial Group, Inc.	131,000	1,462,417
Justsystems Corp.	12,200	267,635
Kaga Electronics Co. Ltd.	30,100	698,152
Kamei Corp.	15,800	325,256
Kanamoto Co. Ltd.	12,200	333,201
Kaneka Corp.	33,200	1,000,654
Kanematsu Corp.	122,900	1,703,790
Kansai Paint Co. Ltd.	87,400	1,287,459
Katitas Co. Ltd.	41,200	807,995
Kato Sangyo Co. Ltd.	12,400	522,220
Keihan Holdings Co. Ltd.	17,700	359,363
Keikyu Corp.	84,600	810,956
Keio Corp.	232,500	1,127,206
KH Neochem Co. Ltd.	12,000	204,488
Ki-Star Real Estate Co. Ltd.	5,600	115,281
Kitz Corp.	57,900	643,819
Kiyo Bank Ltd.	70,300	1,690,223
Koatsu Gas Kogyo Co. Ltd.	25,300	174,932
Kojima Co. Ltd.	20,100	162,604
Kokuyo Co. Ltd.	182,800	985,757
Konica Minolta, Inc.	86,800	280,004
Konoike Transport Co. Ltd.	43,900	798,859
Kotobuki Spirits Co. Ltd.	22,300	256,585
K’s Holdings Corp.	67,300	707,942
Kumagai Gumi Co. Ltd.	80,800	778,085
Kurabo Industries Ltd.	11,995	634,094
Kureha Corp.	23,500	582,736
Kurimoto Ltd.	46,400	443,905
Kusuri no Aoki Holdings Co. Ltd.(a)	16,000	389,113
KYB Corp.	39,700	1,034,361
Kyokuto Kaihatsu Kogyo Co. Ltd.	35,300	636,816
Kyorin Pharmaceutical Co. Ltd.	90	931
Kyushu Financial Group, Inc.	199,700	1,414,683
LA Holdings Co. Ltd.	7,400	407,933
LEC, Inc.	12,200	85,812
Leopalace21 Corp.	84,600	337,677
Life Corp.	53,300	850,977

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
Lintec Corp.	45,030	$1,268,052
Lion Corp.	66,300	693,672
Mabuchi Motor Co. Ltd.	108,000	1,062,757
Macnica Holdings, Inc.	97,000	1,408,753
Marubun Corp.	5,300	36,846
Maruzen Showa Unyu Co. Ltd.	7,700	397,850
Matsui Securities Co. Ltd.	221,440	1,312,577
Max Co. Ltd.	97,200	980,615
MCJ Co. Ltd.	43,100	620,668
Megmilk Snow Brand Co. Ltd.	21,900	446,012
Meidensha Corp.	20,200	952,291
Meiko Electronics Co. Ltd.	4,400	667,647
MEITEC Group Holdings, Inc.	79,500	1,633,575
Mirait One Corp.	35,600	798,869
Mitsubishi Logistics Corp.	166,700	1,384,189
Mitsubishi Materials Corp.	64,700	1,958,203
Mitsuboshi Belting Ltd.	31,100	768,263
Mitsui DM Sugar Co. Ltd.	18,400	393,237
Mitsui E&S Co. Ltd.	12,400	434,690
Mitsui-Soko Holdings Co. Ltd.	14,800	371,558
Miura Co. Ltd.	39,300	767,275
Mizuno Corp.	18,500	391,885
Monex Group, Inc.	111,600	469,998
Morinaga & Co. Ltd.	31,600	536,400
Morinaga Milk Industry Co. Ltd.	30,300	907,343
Musashino Bank Ltd.	71,700	938,784
Nabtesco Corp.	36,100	871,810
Nagase & Co. Ltd.	188,000	1,364,888
Nagoya Railroad Co. Ltd.	49,200	533,781
Nakanishi, Inc.	27,000	458,571
NANKAI Co. Ltd.	24,000	462,832
Nanto Bank Ltd.	65,000	575,680
Nichias Corp.	97,800	1,774,465
Nichicon Corp.	16,200	174,637
Nichirei Corp.	88,100	1,090,659
Nifco, Inc.	41,000	1,131,630
Nihon Kohden Corp.	34,600	316,444
Nihon M&A Center Holdings, Inc.	235,500	932,733
Nihon Nohyaku Co. Ltd.	22,200	139,544
Nikkon Holdings Co. Ltd.	33,500	895,565
Nippn Corp.	36,400	620,738
Nippon Denko Co. Ltd.	17,500	45,210
Nippon Densetsu Kogyo Co. Ltd.	22,300	667,921
Nippon Electric Glass Co. Ltd.	39,600	1,471,839
Nippon Gas Co. Ltd.	94,900	1,750,481
Nippon Kayaku Co. Ltd.	114,099	1,259,041
Nippon Shinyaku Co. Ltd.	28,200	906,321
Nippon Shokubai Co. Ltd.	145,800	2,080,370
Nippon Soda Co. Ltd.	37,300	819,432
Nishimatsu Construction Co. Ltd.	24,400	877,136
Investments	Shares	Value
Nishi-Nippon Financial Holdings, Inc.	82,900	$1,931,155
Nishi-Nippon Railroad Co. Ltd.	12,200	230,749
Nissei ASB Machine Co. Ltd.	7,500	349,331
Nisshin Oillio Group Ltd.	52,800	633,573
Nisshinbo Holdings, Inc.	51,500	465,989
Nissui Corp.	143,400	1,210,999
Nitto Kogyo Corp.	40,600	1,076,950
Noevir Holdings Co. Ltd.	19,500	554,026
Nohmi Bosai Ltd.	35,100	904,582
Nojima Corp.	61,000	416,022
Nomura Co. Ltd.	68,300	549,096
Nomura Micro Science Co. Ltd.	7,300	139,035
Noritake Co. Ltd.	32,600	638,312
North Pacific Bank Ltd.	144,500	849,252
NPR-RIKEN Corp.	21,200	495,719
NS United Kaiun Kaisha Ltd.	13,400	614,030
NSD Co. Ltd.	42,400	730,387
NSK Ltd.	359,800	2,459,504
NTN Corp.	177,100	355,447
Ogaki Kyoritsu Bank Ltd.	24,900	951,612
Ohsho Food Service Corp.	18,400	357,383
Okamura Corp.	60,700	940,509
Okasan Securities Group, Inc.	144,000	743,127
Okinawa Cellular Telephone Co.	60,500	1,306,289
OKUMA Corp.	25,700	567,019
Okumura Corp.	24,900	989,176
Onward Holdings Co. Ltd.	210,900	939,896
Open Up Group, Inc.	36,300	406,147
Osaka Soda Co. Ltd.	20,400	218,887
OSG Corp.(a)	36,200	575,687
PAL GROUP Holdings Co. Ltd.	53,400	486,370
PALTAC Corp.	14,600	441,607
Park24 Co. Ltd.	28,400	336,948
Penta-Ocean Construction Co. Ltd.	86,900	888,719
Pigeon Corp.	56,100	575,846
Pola Orbis Holdings, Inc.(a)	130,000	1,068,420
Prima Meat Packers Ltd.	27,500	471,903
PS Construction Co. Ltd.	36,900	625,090
Raito Kogyo Co. Ltd.	28,700	690,936
Raiznext Corp.	30,200	428,256
Relo Group, Inc.	52,300	621,328
Rengo Co. Ltd.	92,700	732,731
Resorttrust, Inc.	90,600	988,348
Riken Vitamin Co. Ltd.	27,400	494,643
Rorze Corp.(a)	20,900	337,626
Round One Corp.	48,000	246,683
Ryobi Ltd.	8,500	129,084
Ryoyo Ryosan Holdings, Inc.	38,500	724,068
Saizeriya Co. Ltd.(a)	12,000	479,728
Sakai Moving Service Co. Ltd.	20,300	348,860

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
Sakata INX Corp.	44,100	$628,416
San ju San Financial Group, Inc.	50,800	459,496
San-A Co. Ltd.	22,200	425,608
San-Ai Obbli Co. Ltd.	55,900	846,810
Sangetsu Corp.	46,900	910,937
San-In Godo Bank Ltd.	91,800	997,688
Sanki Engineering Co. Ltd.	52,900	2,231,184
Sankyu, Inc.	38,200	2,094,529
Sanyo Denki Co. Ltd.	6,600	180,879
Scroll Corp.	79,100	661,280
Seika Corp.	23,500	374,606
Seiko Group Corp.	24,400	838,947
Seino Holdings Co. Ltd.	138,300	2,109,403
Seiren Co. Ltd.	24,400	473,154
Senko Group Holdings Co. Ltd.	84,900	958,187
Senshu Ikeda Holdings, Inc.	88,700	478,932
Seria Co. Ltd.	16,300	385,241
Seven Bank Ltd.	665,900	1,120,507
Shibaura Mechatronics Corp.	20,500	508,989
Shiga Bank Ltd.	56,500	661,635
Shikoku Electric Power Co., Inc.	87,000	955,912
Shin Nippon Air Technologies Co. Ltd.	24,100	493,846
Shinagawa Refra Co. Ltd.	20,200	258,515
Shin-Etsu Polymer Co. Ltd.	48,200	581,708
Ship Healthcare Holdings, Inc.	16,800	253,283
SHO-BOND Holdings Co. Ltd.	125,700	1,109,327
Sinfonia Technology Co. Ltd.	5,100	332,434
SKY Perfect JSAT Corp.	108,100	1,965,763
Sotetsu Holdings, Inc.	35,900	660,502
Starts Corp., Inc.	36,400	1,086,806
Sumitomo Heavy Industries Ltd.	68,300	2,021,223
Sun Frontier Fudousan Co. Ltd.	35,500	587,538
Sun-Wa Technos Corp.	2,600	50,908
Suruga Bank Ltd.	82,200	1,028,727
Suzuken Co. Ltd.	16,200	604,356
SWCC Corp.	6,400	484,355
Systena Corp.	211,500	549,057
Tachi-S Co. Ltd.	36,400	464,009
Taiheiyo Cement Corp.	41,400	911,065
Taikisha Ltd.	27,900	576,975
Taiyo Yuden Co. Ltd.	48,000	1,114,539
Takara Holdings, Inc.	38,200	370,979
Takara Standard Co. Ltd.	57,800	995,487
Takasago International Corp.	68,000	506,506
Takeuchi Manufacturing Co. Ltd.(a)	29,300	1,138,186
Takuma Co. Ltd.	37,200	631,107
Tamron Co. Ltd.	90,600	563,794
Tanseisha Co. Ltd.	33,500	310,384
Tayca Corp.	12,200	130,136
Teijin Ltd.	107,200	1,099,695
Investments	Shares	Value
Teikoku Corp.	12,200	$213,648
TKC Corp.	23,000	534,917
Toa Corp.	106,000	2,028,852
TOA Road Corp.	55,000	590,829
Toagosei Co. Ltd.	67,800	727,692
Tocalo Co. Ltd.	52,100	818,719
Toda Corp.	133,100	1,211,445
Toenec Corp.	63,000	786,856
Toho Gas Co. Ltd.	83,200	658,425
Toho Holdings Co. Ltd.	12,200	365,179
Tokai Carbon Co. Ltd.(a)	83,100	502,549
TOKAI Holdings Corp.	81,900	599,231
Tokai Rika Co. Ltd.	41,222	762,046
Tokai Tokyo Financial Holdings, Inc.	155,700	696,828
Tokuyama Corp.	46,800	1,099,619
Tokyo Kiraboshi Financial Group, Inc.	18,000	1,245,710
Tokyo Seimitsu Co. Ltd.	13,800	1,145,880
Tokyu Construction Co. Ltd.	40,900	360,950
Tomoku Co. Ltd.	12,100	256,694
TOMONY Holdings, Inc.	119,300	610,410
Tomy Co. Ltd.	25,900	423,608
Topy Industries Ltd.	10,000	182,287
Toridoll Holdings Corp.	14,500	397,112
Tosei Corp.	49,400	486,889
Totech Corp.	32,700	748,180
Totetsu Kogyo Co. Ltd.	22,800	769,602
Toyota Boshoku Corp.	110,000	1,667,044
Transcosmos, Inc.	14,900	364,328
Trial Holdings, Inc.(a)	17,700	467,283
Tsubakimoto Chain Co.	77,300	1,117,544
Tsumura & Co.	41,001	965,427
UACJ Corp.	58,800	852,672
UBE Corp.	84,200	1,286,631
Uchida Yoko Co. Ltd.	23,700	293,922
Ulvac, Inc.	13,200	676,387
Umios Corp.	71,700	656,427
U-Next Holdings Co. Ltd.(a)	24,100	250,104
UT Group Co. Ltd.	589,800	719,223
Valor Holdings Co. Ltd.	36,400	837,413
Wacoal Holdings Corp.	13,200	328,320
Wakita & Co. Ltd.	38,400	454,022
Wellneo Sugar Co. Ltd.	34,900	627,406
Xebio Holdings Co. Ltd.	34,100	212,629
Yahagi Construction Co. Ltd.	21,900	286,604
YAMABIKO Corp.	25,800	565,982
Yamagata Bank Ltd.	7,000	103,973
Yamaguchi Financial Group, Inc.	108,900	1,647,293
Yamanashi Chuo Bank Ltd.	12,000	391,477
Yamazen Corp.	45,400	410,081
Yellow Hat Ltd.	24,100	234,047

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
Yokogawa Bridge Holdings Corp.	36,300	$676,304
Yokorei Co. Ltd.	9,000	87,177
Yonex Co. Ltd.	12,000	222,893
Yuasa Co. Ltd.	14,300	530,329
Yurtec Corp.	45,500	731,592
Zeon Corp.	131,800	1,456,436
Total Japan		264,560,983
Jersey – 0.1%
JTC PLC(b)	46,163	791,376
Luxembourg – 0.4%
APERAM SA	87,704	3,431,744
Malaysia – 0.1%
Frencken Group Ltd.	401,800	635,331
Netherlands – 1.8%
Acomo NV	45,927	1,407,594
AMG Critical Materials NV	15,602	611,565
Brunel International NV(a)	94,382	716,642
Corbion NV	54,023	1,167,722
Eurocommercial Properties NV	71,664	2,155,110
ForFarmers NV	153,339	1,107,766
Havas NV*	111,306	1,922,419
Kendrion NV	38,027	740,468
Koninklijke BAM Groep NV	168,965	1,677,181
Koninklijke Heijmans NV	23,077	2,036,741
PostNL NV	842,579	1,046,543
Sligro Food Group NV	35,882	557,307
Wereldhave NV	102,601	2,512,108
Total Netherlands		17,659,166
Norway – 6.5%
AF Gruppen ASA	54,815	956,637
Austevoll Seafood ASA	257,271	2,730,927
Borregaard ASA	54,938	985,855
Bouvet ASA	150,101	778,169
BW Offshore Ltd.	240,230	1,277,485
Deep Value Driller AS	293,347	636,929
DOF Group ASA	405,655	5,788,557
Elmera Group ASA(b)	286,646	1,035,827
Elopak ASA	220,753	821,511
Europris ASA(b)	143,541	1,345,381
Hoegh Autoliners ASA	496,798	7,084,036
Kid ASA(b)	61,878	800,397
Kitron ASA	82,389	790,823
Klaveness Combination Carriers ASA(b)	126,228	1,221,986
Leroy Seafood Group ASA	572,309	2,890,642
Moreld AS*	336,028	600,928
Multiconsult ASA(b)	44,982	752,705
NORBIT ASA	46,957	918,802
Norconsult Norge AS	337,921	1,425,790
Norwegian Air Shuttle ASA	1,638,612	2,392,073
Investments	Shares	Value
Odfjell Drilling Ltd.	474,652	$4,950,713
Odfjell SE, Class A	132,893	1,618,026
Pareto Bank ASA	99,160	869,347
Pexip Holding ASA	148,659	929,410
Reach Subsea ASA	703,120	506,717
SpareBank 1 Nord Norge	202,361	3,234,552
SpareBank 1 Oestlandet	69,315	1,411,070
SpareBank 1 SMN	178,434	3,785,399
Sparebanken Norge	147,298	3,017,046
Stolt-Nielsen Ltd.	85,480	2,926,571
Veidekke ASA	135,221	2,615,313
Wilh Wilhelmsen Holding ASA, Class A	32,583	2,425,089
Total Norway		63,524,713
Peru – 0.1%
Hochschild Mining PLC	129,807	1,021,923
Portugal – 1.9%
Altri SGPS SA(a)	266,203	1,501,390
Corticeira Amorim SGPS SA	188,291	1,407,998
CTT-Correios de Portugal SA	97,385	676,608
Martifer SGPS SA(a)	27,004	76,229
Mota-Engil SGPS SA(a)	179,923	917,957
NOS SGPS SA	861,805	5,401,766
REN – Redes Energeticas Nacionais SGPS SA	843,027	3,627,938
Semapa-Sociedade de Investimento & Gestao	60,700	1,552,635
Sonae SGPS SA	1,664,508	3,670,757
Total Portugal		18,833,278
Singapore – 4.7%
APAC Realty Ltd.	1,110,100	486,150
Aspial Lifestyle Ltd.	3,598,900	836,856
Aztech Global Ltd.(a)	1,770,100	1,097,609
Banyan Tree Holdings Ltd.	1,093,700	495,923
Centurion Corp. Ltd.	931,000	1,060,784
China Aviation Oil Singapore Corp. Ltd.	833,300	1,330,541
CNMC Goldmine Holdings Ltd.	398,500	454,052
ComfortDelGro Corp. Ltd.(a)	2,238,100	2,498,054
CSE Global Ltd.	1,366,478	1,260,403
Delfi Ltd.	921,900	675,267
Far East Orchard Ltd.	415,400	373,495
Food Empire Holdings Ltd.	560,300	1,307,215
Geo Energy Resources Ltd.(a)	1,482,900	591,942
GuocoLand Ltd.	701,700	1,283,581
Hafnia Ltd.	993,311	7,605,124
Ho Bee Land Ltd.	347,200	567,835
Hong Leong Asia Ltd.	517,000	1,126,047
iFAST Corp. Ltd.(a)	84,200	586,068
Keppel Infrastructure Trust	7,593,841	3,001,867
KSH Holdings Ltd.	1,542,800	400,603
LHN Ltd.(a)	674,600	303,273
Netlink NBN Trust	3,921,900	2,933,483
OUE Ltd.	469,300	403,769
See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
Pan-United Corp. Ltd.	741,800	$891,206
Propnex Ltd.(a)	743,100	961,886
Q&M Dental Group Singapore Ltd.	1,453,400	597,064
Sheng Siong Group Ltd.	1,359,100	2,970,710
SIA Engineering Co. Ltd.(a)	831,300	2,087,674
StarHub Ltd.(a)	1,841,000	1,455,505
Tuan Sing Holdings Ltd.	1,847,100	422,350
UMS Integration Ltd.	1,123,447	1,341,013
Venture Corp. Ltd.	277,100	3,307,631
Wee Hur Holdings Ltd.	930,900	465,396
Wing Tai Holdings Ltd.	602,300	760,957
Total Singapore		45,941,333
South Africa – 0.2%
Pan African Resources PLC	1,228,775	2,258,816
Spain – 2.0%
Alantra Partners SA	37,742	394,856
Almirall SA	85,974	1,204,560
ATALAYA MINING COPPER SA	60,866	569,071
Befesa SA(b)	22,544	755,359
Construcciones y Auxiliar de Ferrocarriles SA	26,358	1,767,516
Elecnor SA	162,923	6,307,387
Faes Farma SA	356,260	1,910,797
Gestamp Automocion SA(b)	380,610	1,289,304
Global Dominion Access SA(b)	152,536	540,437
Grupo Empresarial San Jose SA	73,699	670,836
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	623,639	846,460
Melia Hotels International SA	110,974	1,223,661
Pharma Mar SA*	7,341	739,255
Prosegur Cash SA(a)(b)	1,203,561	870,874
Tubacex SA(a)	199,695	651,151
Total Spain		19,741,524
Sweden – 7.1%
AcadeMedia AB(b)	95,370	1,005,133
AddLife AB, Class B	25,112	367,734
Addnode Group AB	43,508	302,347
Alimak Group AB(b)	71,608	804,310
Alleima AB	158,543	1,230,731
Alligo AB, Class B	37,470	497,961
Ambea AB(b)	56,991	793,282
AQ Group AB	40,139	782,871
Arjo AB, Class B	224,139	587,744
Atea ASA*	114,099	1,656,265
Attendo AB(b)	79,938	849,204
Bahnhof AB, Class B	93,396	508,831
Beijer Alma AB	31,603	792,874
Bergman & Beving AB	14,638	414,881
Betsson AB, Class B	121,196	1,274,776
Bilia AB, Class A	104,489	1,364,486
Billerud Aktiebolag	213,355	1,630,468
Investments	Shares	Value
BioGaia AB, Class B	134,620	$1,687,299
Bravida Holding AB(b)	153,129	1,581,723
Bufab AB	68,742	754,511
Bulten AB	78,653	355,853
Catena AB	26,765	1,233,979
Clas Ohlson AB, Class B	38,576	1,507,202
Cloetta AB, Class B	283,732	1,580,053
Coor Service Management Holding AB(b)	111,851	695,088
Corem Property Group AB, Class B	1,312,588	459,656
Dios Fastigheter AB	117,297	772,643
Duni AB(a)	77,284	777,201
Electrolux Professional AB, Class B	104,983	555,428
Elekta AB, Class B	376,685	2,182,707
Engcon AB(a)	50,845	345,327
Eolus AB, Class B	84,644	326,092
Fagerhult Group AB	164,301	470,848
FastPartner AB, Class A	120,550	540,980
Granges AB	68,976	1,070,888
Heba Fastighets AB, Class B	150,176	438,251
Hemnet Group AB	26,202	293,204
Hexpol AB	313,954	2,361,349
Hufvudstaden AB, Class A	92,064	1,154,877
Humana AB	87,574	441,260
Husqvarna AB, Class B	225,604	876,957
Intea Fastigheter AB*	61,605	453,004
INVISIO AB	12,397	337,701
Inwido AB	41,860	649,019
Lindab International AB	52,405	838,920
Logistea AB, Class B	254,743	349,240
Loomis AB	48,614	2,185,174
MIPS AB	18,795	453,388
Morrow Bank AB*	403,363	535,630
Munters Group AB(b)	74,222	1,291,800
NCC AB, Class B	107,773	2,339,583
New Wave Group AB, Class B	82,008	828,581
Nolato AB, Class B	163,534	819,537
Note AB	31,685	560,776
NP3 Fastigheter AB	32,523	836,440
Nyab AB	704,828	452,067
OEM International AB, Class B	51,460	696,847
Paradox Interactive AB	49,596	644,013
Peab AB, Class B	184,653	1,864,702
Platzer Fastigheter Holding AB, Class B	79,903	566,167
Proact IT Group AB	31,625	326,998
Ratos AB, Class B	192,698	651,750
RaySearch Laboratories AB	20,062	403,083
Rejlers AB	23,567	389,392
Rusta AB	87,648	857,964
Rvrc Holding AB	97,190	668,253
Scandi Standard AB	83,960	1,302,641
Scandic Hotels Group AB(b)	132,897	1,186,499

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
SkiStar AB	40,081	$685,390
Svedbergs Group AB	119,161	854,344
Synsam AB	131,568	948,823
Systemair AB	98,550	733,468
Thule Group AB(b)	79,123	1,687,736
Troax Group AB(a)	48,700	492,304
Truecaller AB, Class B	103,207	117,873
VBG Group AB, Class B	17,379	635,961
Wallenstam AB, Class B	180,027	771,416
Wihlborgs Fastigheter AB	209,091	1,888,705
Zinzino AB, Class B(a)	38,150	559,059
Total Sweden		69,191,522
Switzerland – 0.9%
Clariant AG, Registered Shares*	372,439	3,582,793
Comet Holding AG, Registered Shares	2,288	703,869
Implenia AG, Registered Shares*	7,911	611,378
Inficon Holding AG, Registered Shares	11,558	1,429,737
International Workplace Group PLC	175,345	404,417
Landis & Gyr Group AG*	13,544	851,188
Vetropack Holding AG, Registered Shares(a)	20,420	576,858
Zehnder Group AG	7,313	603,387
Total Switzerland		8,763,627
United Kingdom – 12.4%
Advanced Medical Solutions Group PLC	130,089	329,373
AG Barr PLC	92,434	794,740
AJ Bell PLC	285,084	1,766,166
Alfa Financial Software Holdings PLC(b)	264,359	505,485
Alumasc Group PLC	91,865	254,399
Avon Technologies PLC	20,422	446,507
Baltic Classifieds Group PLC	166,472	401,734
Big Yellow Group PLC	155,041	1,727,623
Bloomsbury Publishing PLC(a)	76,139	565,277
Bodycote PLC	134,943	1,086,380
BRCK Group PLC	769,470	515,467
Brooks Macdonald Group PLC(a)	21,745	385,680
BTG Consulting PLC	507,626	803,287
Bytes Technology Group PLC(a)	252,489	920,293
Card Factory PLC	588,159	492,509
Cerillion PLC	22,002	372,830
Chemring Group PLC	110,444	739,864
Chesnara PLC	352,756	1,397,863
City of London Investment Group PLC	151,353	782,389
Clarkson PLC	24,865	1,511,594
CMC Markets PLC(b)	339,837	1,539,371
Coats Group PLC	1,254,550	1,326,808
Cohort PLC(a)	35,145	562,637
Costain Group PLC	218,146	521,832
Craneware PLC	22,824	400,303
Currys PLC	349,792	573,359
CVS Group PLC	27,529	405,862
Investments	Shares	Value
Derwent London PLC	98,666	$2,045,342
DiscoverIE Group PLC	74,647	529,591
Domino’s Pizza Group PLC	562,398	1,277,094
Dr. Martens PLC	707,223	587,081
Dunelm Group PLC	370,767	3,833,213
Elementis PLC	397,598	784,371
Elixirr International PLC	47,868	378,741
Essentra PLC	223,602	266,557
Eurocell PLC	174,529	241,659
Everplay Group PLC	94,634	279,538
Ferrari Group PLC	108,098	1,042,488
Fevertree Drinks PLC(a)	62,586	628,895
Fintel PLC(a)	137,086	341,665
Firstgroup PLC	480,092	1,052,207
Focusrite PLC	149,474	310,450
Fonix PLC	143,182	272,836
Foresight Group Holdings Ltd.	196,503	912,132
Forterra PLC(b)	210,812	430,340
Franchise Brands PLC(a)	143,954	231,595
FRP Advisory Group PLC	340,713	491,981
Fuller Smith & Turner PLC, Class A	33,894	290,524
FW Thorpe PLC	109,080	345,225
Galliford Try Holdings PLC	153,711	971,940
Gamma Communications PLC	58,424	547,010
GB Group PLC	118,813	314,924
Genuit Group PLC	216,076	816,351
Genus PLC	22,144	692,070
Grainger PLC	651,446	1,391,679
Greggs PLC(a)	86,846	1,743,052
Halfords Group PLC	396,681	674,803
Hammerson PLC	553,513	2,150,336
Hargreaves Services PLC	74,390	725,926
Harworth Group PLC	132,528	256,030
Helical PLC	160,921	372,210
Henry Boot PLC	149,194	358,070
Hill & Smith PLC	54,415	1,510,485
Hilton Food Group PLC	109,828	740,082
Hollywood Bowl Group PLC	216,384	671,988
Hunting PLC	139,668	913,533
IntegraFin Holdings PLC	197,442	796,722
J D Wetherspoon PLC	88,164	648,741
James Halstead PLC(a)	623,709	991,094
Johnson Service Group PLC	370,452	623,345
Jupiter Fund Management PLC	516,004	1,133,637
Kainos Group PLC	80,555	775,463
Keller Group PLC	61,201	1,551,164
Keystone Law Group PLC	66,327	393,594
Kier Group PLC	344,619	866,179
Knights Group Holdings PLC	195,353	416,043
Lancashire Holdings Ltd.	185,304	1,427,064

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
LSL Property Services PLC	138,985	$408,713
Luceco PLC(b)	200,312	456,982
Macfarlane Group PLC	277,375	240,679
Man Group PLC	1,421,319	4,715,720
Me Group International PLC	338,691	605,632
Michelmersh Brick Holdings PLC	344,944	327,512
Midwich Group PLC	261,021	540,407
Mitie Group PLC	883,210	1,968,323
MONY Group PLC	720,582	1,427,247
Moonpig Group PLC	181,236	500,696
Morgan Advanced Materials PLC	304,441	806,947
Morgan Sindall Group PLC	38,662	2,108,170
Mortgage Advice Bureau Holdings Ltd.	57,952	424,902
Next 15 Group PLC	131,540	392,023
Nichols PLC	36,904	455,507
Ninety One PLC	673,642	2,020,065
NIOX Group PLC	402,944	313,504
Norcros PLC	143,893	527,509
On the Beach Group PLC(b)	144,513	299,575
OSB Group PLC	400,302	2,744,965
Oxford Instruments PLC	20,376	644,876
Paratus Energy Services Ltd.	249,974	1,188,159
PayPoint PLC(a)	93,435	682,598
Pennon Group PLC	535,237	3,737,299
Personal Group Holdings PLC	103,412	481,384
Petronor E&P ASA*	381,097	528,163
Pets at Home Group PLC	580,198	1,386,373
Polar Capital Holdings PLC	190,785	1,532,171
PPHE Hotel Group Ltd.(a)	38,249	802,988
Premier Foods PLC	273,695	666,983
Premier Miton Group PLC(a)	603,978	344,471
Property Franchise Group PLC	92,064	522,040
PZ Cussons PLC	613,448	647,163
Ramsdens Holdings PLC	96,366	444,772
Rank Group PLC	320,354	377,248
Renew Holdings PLC	56,416	632,364
Restore PLC(a)	93,326	297,211
S4 Capital PLC(a)	1,630,895	597,884
Sabre Insurance Group PLC(b)	530,599	1,094,332
Safestore Holdings PLC	187,564	1,569,376
Savills PLC	100,387	1,090,813
Secure Trust Bank PLC	38,115	640,843
Senior PLC	227,541	858,166
Smiths News PLC	951,142	802,733
Investments	Shares	Value
Spire Healthcare Group PLC(b)	164,349	$316,421
SSP Group PLC	422,407	974,242
Supreme PLC(a)	214,860	368,336
Tatton Asset Management PLC	54,341	417,058
Telecom Plus PLC	80,803	1,376,689
TP ICAP Group PLC	876,882	3,139,473
Travis Perkins PLC	111,379	829,846
Tristel PLC	88,667	420,930
Vertu Motors PLC	434,253	331,564
Victorian Plumbing Group PLC	458,228	389,147
Volex PLC	97,118	580,155
Volution Group PLC	94,098	707,296
Warpaint London PLC(a)	189,944	463,386
WH Smith PLC	151,666	1,148,011
Wickes Group PLC	318,443	877,655
Wilmington PLC	108,155	328,035
Workspace Group PLC	279,494	1,258,662
XPS Pensions Group PLC	202,075	772,781
YouGov PLC	96,570	215,216
Young & Co.’s Brewery PLC, Class A	44,309	441,733
Yu Group PLC	23,838	523,395
Zotefoams PLC	82,572	369,129
Total United Kingdom		121,281,340
United States – 0.2%
Reliance Worldwide Corp. Ltd.	403,557	843,008
Sims Ltd.	91,598	1,122,965
Total United States		1,965,973
TOTAL COMMON STOCKS (Cost: $824,107,739)		963,049,899
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Europe SmallCap Dividend Fund(c)	25,874	1,856,020
WisdomTree Japan SmallCap Dividend Fund(c)	14,702	1,500,486
TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,282,962)		3,356,506
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(d) (Cost: $259,485)	259,485	259,485

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
United States – 3.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d)	1,688,378	$1,688,378
WisdomTree Treasury Money Market Digital Fund, 3.43%(c)(d)	30,700,000	30,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $32,388,378)		32,388,378
TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $860,038,564)		999,054,268
Other Liabilities less Assets – (2.3)%		(22,831,507)
NET ASSETS – 100.0%		$976,222,761

†     Share amount represents a fractional share.

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $598,082, which represents 0.1% of net assets.

‡     Amount is less than $1.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,707,827 and the total market value of the collateral held by the Fund was $44,751,451. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,363,073.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
SEK	Swedish krona
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree Europe SmallCap Dividend Fund	$115,828	$11,390,822	$9,669,117	$2,045	$16,442	$1,856,020	$137,721	$—
WisdomTree Japan SmallCap Dividend Fund	103,051	9,117,258	7,941,124	158,510	62,791	1,500,486	79,600	—
WisdomTree Treasury Money Market Digital Fund	—	115,900,000	85,200,000	—	—	30,700,000	—	446,154
Total	$218,879	$136,408,080	$102,810,241	$160,555	$79,233	$34,056,506	$217,321	$446,154

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	4/2/2026	600,000	SEK	63,145	USD	$—	$(162)
Royal Bank of Canada	4/2/2026	180,000	EUR	301,453	AUD	931	—
Standard Chartered Bank	4/2/2026	143,912	EUR	1,300,000	HKD	4	—
Standard Chartered Bank	4/2/2026	165,993	GBP	35,000,000	JPY	—	(1,107)
						$935	$(1,269)

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (concluded) WisdomTree International SmallCap Dividend Fund (DLS) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$86,820,874	$—	$598,082	*	$87,418,956
Other	875,630,943	—	—		875,630,943
Exchange-Traded Funds	3,356,506	—	—		3,356,506
Mutual Fund	—	259,485	—		259,485
Investment of Cash Collateral for Securities Loaned	—	32,388,378	—		32,388,378
Total Investments in Securities	$965,808,323	$32,647,863	$598,082		$999,054,268
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$935	$—		$935
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,269)	$—		$(1,269)
Total – Net	$965,808,323	$32,647,529	$598,082		$999,053,934

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.8%
Japan – 98.8%
Air Freight & Logistics – 0.2%
Mitsui-Soko Holdings Co. Ltd.	71,600	$1,797,538
Nippon Express Holdings, Inc.	383,900	8,552,025
Total Air Freight & Logistics		10,349,563
Automobile Components – 5.2%
Aisan Industry Co. Ltd.	155,700	1,796,877
Aisin Corp.	1,274,500	17,368,257
Bridgestone Corp.	2,134,270	43,828,399
Daikyonishikawa Corp.	589,400	3,067,592
Denso Corp.	3,998,500	48,947,632
Eagle Industry Co. Ltd.	113,600	2,030,790
Exedy Corp.	209,000	7,264,881
Fujikura Composites, Inc.	183,900	2,750,004
FuKoKu Co. Ltd.	56,400	632,812
Futaba Industrial Co. Ltd.	241,200	1,452,446
GS Yuasa Corp.	114,584	3,800,740
G-Tekt Corp.	206,000	2,334,641
Ichikoh Industries Ltd.	377,900	1,163,939
JTEKT Corp.	616,678	6,339,662
Koito Manufacturing Co. Ltd.	435,700	6,679,693
KYB Corp.	135,100	3,519,954
Musashi Seimitsu Industry Co. Ltd.	66,200	1,091,058
NHK Spring Co. Ltd.	297,500	4,532,906
Nifco, Inc.	124,990	3,449,815
Niterra Co. Ltd.	309,064	14,039,886
NPR-RIKEN Corp.	103,300	2,415,463
Press Kogyo Co. Ltd.	391,300	1,992,287
Sanoh Industrial Co. Ltd.	377,700	1,595,414
Seiren Co. Ltd.	132,910	2,577,329
Shoei Co. Ltd.	151,500	1,567,471
Sumitomo Electric Industries Ltd.	1,388,383	73,132,501
Sumitomo Rubber Industries Ltd.	478,391	6,078,744
Tachi-S Co. Ltd.	209,600	2,671,876
Tokai Rika Co. Ltd.	172,714	3,192,859
Topre Corp.	134,400	1,998,808
Toyo Tire Corp.	354,600	8,010,764
Toyoda Gosei Co. Ltd.	242,100	6,099,295
Toyota Boshoku Corp.	337,136	5,109,277
Unipres Corp.	197,800	1,617,561
Yokohama Rubber Co. Ltd.	168,800	6,176,283
Total Automobile Components		300,327,916
Automobiles – 7.7%
Honda Motor Co. Ltd.	11,172,241	88,309,090
Isuzu Motors Ltd.	1,642,000	22,923,389
Mazda Motor Corp.	1,547,700	10,107,865
Subaru Corp.	1,359,467	21,222,178
Suzuki Motor Corp.	2,677,744	31,567,722
Toyota Motor Corp.	13,783,250	273,949,566
Total Automobiles		448,079,810
Investments	Shares	Value
Banks – 10.9%
Ehime Bank Ltd.	256,100	$2,482,282
Mitsubishi UFJ Financial Group, Inc.	16,836,322	275,155,178
Mizuho Financial Group, Inc.	3,650,264	139,664,070
Sumitomo Mitsui Financial Group, Inc.	5,691,000	179,075,655
Sumitomo Mitsui Trust Holdings, Inc.	1,326,200	40,863,866
Total Banks		637,241,051
Beverages – 0.6%
Kirin Holdings Co. Ltd.	1,432,845	22,741,427
Sapporo Holdings Ltd.	265,700	2,858,417
Suntory Beverage & Food Ltd.	353,800	9,978,632
Takara Holdings, Inc.	215,600	2,093,796
Total Beverages		37,672,272
Biotechnology – 0.0%
Takara Bio, Inc.*	181,900	1,312,598
Broadline Retail – 0.1%
Ryohin Keikaku Co. Ltd.	358,100	7,504,591
Building Products – 1.3%
AGC, Inc.	458,300	15,838,415
Central Glass Co. Ltd.	60,700	1,507,103
Daikin Industries Ltd.	246,549	28,956,993
Lixil Corp.	748,300	7,626,931
Nitto Boseki Co. Ltd.	34,100	4,016,808
Okabe Co. Ltd.	129,100	763,612
Sanwa Holdings Corp.	323,431	7,190,744
TOTO Ltd.	235,100	7,521,900
Total Building Products		73,422,506
Capital Markets – 1.2%
Monex Group, Inc.	580,100	2,443,064
Nomura Holdings, Inc.	5,952,100	45,045,750
SBI Holdings, Inc.	1,118,300	20,026,631
Sparx Group Co. Ltd.	160,900	1,896,332
Total Capital Markets		69,411,777
Chemicals – 6.5%
ADEKA Corp.	270,000	6,126,721
Aica Kogyo Co. Ltd.	171,700	3,906,933
Arakawa Chemical Industries Ltd.	236,100	1,869,923
Artience Co. Ltd.	83,000	1,951,223
Asahi Kasei Corp.	2,193,160	20,802,555
Asahi Yukizai Corp.	40,700	1,422,415
C Uyemura & Co. Ltd.	26,200	3,247,621
Chugoku Marine Paints Ltd.	147,900	3,030,700
Daicel Corp.	666,542	5,134,498
DIC Corp.	138,053	3,172,555
Fujimi, Inc.	148,000	2,495,971
Fuso Chemical Co. Ltd.	194,100	3,325,895
Harima Chemicals Group, Inc.	252,700	1,443,864
Hodogaya Chemical Co. Ltd.	129,500	2,023,616
Ise Chemicals Corp.(a)	73,100	2,403,124
Ishihara Sangyo Kaisha Ltd.	193,600	3,359,919

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2026
Investments	Shares	Value
JCU Corp.	56,100	$1,875,995
JSP Corp.	101,900	1,457,178
Kaneka Corp.	159,000	4,792,287
Kansai Paint Co. Ltd.	299,100	4,405,939
Kanto Denka Kogyo Co. Ltd.	139,800	1,183,673
KH Neochem Co. Ltd.	109,000	1,857,433
Kuraray Co. Ltd.	544,837	5,649,058
Kureha Corp.	119,300	2,958,316
Lintec Corp.	179,347	5,050,440
Mitsubishi Chemical Group Corp.	2,801,763	15,832,453
Mitsubishi Gas Chemical Co., Inc.	401,382	9,070,138
Mitsui Chemicals, Inc.	792,530	9,258,388
Moriroku Co. Ltd.	60,300	906,641
Nihon Nohyaku Co. Ltd.	274,300	1,724,181
Nippon Kayaku Co. Ltd.	385,100	4,249,438
Nippon Paint Holdings Co. Ltd.	1,689,200	10,365,183
Nippon Sanso Holdings Corp.	238,053	8,279,259
Nippon Shokubai Co. Ltd.	599,800	8,558,338
Nippon Soda Co. Ltd.	154,300	3,389,770
Nissan Chemical Corp.	321,253	12,105,800
Nitto Denko Corp.	751,270	14,469,114
NOF Corp.	232,300	4,528,017
Osaka Soda Co. Ltd.	136,400	1,463,541
PILLAR Corp.	65,500	2,882,016
Resonac Holdings Corp.	157,300	9,691,713
Riken Technos Corp.	158,700	1,657,926
Sakata INX Corp.	212,300	3,025,232
Sanyo Chemical Industries Ltd.	67,400	2,105,588
Shin-Etsu Chemical Co. Ltd.	1,945,095	76,524,920
Shin-Etsu Polymer Co. Ltd.	229,600	2,770,960
Stella Chemifa Corp.	53,400	1,614,520
Sumitomo Bakelite Co. Ltd.	137,300	4,166,726
Sumitomo Chemical Co. Ltd.	2,092,000	6,568,320
Sumitomo Seika Chemicals Co. Ltd.	229,600	1,705,872
Taiyo Holdings Co. Ltd.	337,404	10,570,253
Takasago International Corp.	242,500	1,806,289
Tayca Corp.	169,200	1,804,842
Teijin Ltd.	482,200	4,946,574
Tokai Carbon Co. Ltd.	264,500	1,599,569
Tokuyama Corp.	163,700	3,846,317
Tokyo Ohka Kogyo Co. Ltd.	143,300	6,640,314
Toray Industries, Inc.	1,592,418	11,015,501
Tosoh Corp.	688,307	10,009,418
Toyobo Co. Ltd.	180,051	1,490,522
UBE Corp.	318,200	4,862,306
Valqua Ltd.	59,300	1,695,990
Zacros Corp.	239,500	1,925,454
Zeon Corp.	444,000	4,906,355
Total Chemicals		378,981,610
Investments	Shares	Value
Commercial Services & Supplies – 0.2%
Dai Nippon Printing Co. Ltd.	436,800	$7,763,228
Pilot Corp.	76,700	2,259,201
Total Commercial Services & Supplies		10,022,429
Construction & Engineering – 1.3%
CTI Engineering Co. Ltd.	54,800	1,041,989
Kajima Corp.	653,200	24,253,268
Mitsubishi Kakoki Kaisha Ltd.	81,400	1,490,977
Obayashi Corp.	1,163,200	27,462,312
Penta-Ocean Construction Co. Ltd.	413,200	4,225,762
Taikisha Ltd.	147,900	3,058,589
Toa Corp.	379,300	7,259,844
Toda Corp.	561,200	5,107,911
Total Construction & Engineering		73,900,652
Construction Materials – 0.1%
Taiheiyo Cement Corp.	159,100	3,501,220
Containers & Packaging – 0.3%
Fuji Seal International, Inc.	130,200	2,111,484
Rengo Co. Ltd.	548,400	4,334,735
Toyo Seikan Group Holdings Ltd.	383,800	8,532,910
Total Containers & Packaging		14,979,129
Distributors – 0.0%
Central Automotive Products Ltd.	132,000	1,565,680
Diversified Consumer Services – 0.0%
Aucnet, Inc.	245,300	1,831,771
Diversified Telecommunication Services – 2.5%
NTT, Inc.	145,690,600	143,959,786
Electrical Equipment – 2.3%
Daihen Corp.	32,900	2,309,969
Fuji Electric Co. Ltd.	114,373	7,606,175
Fujikura Ltd.	1,116,500	28,703,784
Furukawa Electric Co. Ltd.	70,181	12,698,222
Mabuchi Motor Co. Ltd.	425,900	4,191,002
Mitsubishi Electric Corp.	2,071,514	64,948,845
NIDEC Corp.*	839,000	10,368,181
Sanyo Denki Co. Ltd.	68,400	1,874,562
Sinfonia Technology Co. Ltd.	31,000	2,020,680
Toyo Tanso Co. Ltd.(a)	58,800	1,870,187
Total Electrical Equipment		136,591,607
Electronic Equipment, Instruments & Components – 3.5%
Ai Holdings Corp.	135,900	2,306,430
Alps Alpine Co. Ltd.	371,200	4,857,869
Amano Corp.	156,233	3,710,153
Anritsu Corp.	264,000	4,543,541
Azbil Corp.	755,100	6,426,585
Citizen Watch Co. Ltd.	634,100	6,636,347
Dexerials Corp.	257,000	3,415,843
ESPEC Corp.	78,600	1,468,840

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2026
Investments	Shares	Value
Furuno Electric Co. Ltd.(a)	45,100	$1,726,438
Hagiwara Electric Holdings Co. Ltd.	68,900	1,595,930
Hakuto Co. Ltd.	86,019	2,254,694
Hioki EE Corp.(a)	36,600	1,615,010
Hirose Electric Co. Ltd.	45,260	5,738,225
Horiba Ltd.	52,900	5,940,402
Ibiden Co. Ltd.	71,100	3,294,671
Iriso Electronics Co. Ltd.	94,600	1,899,849
Japan Aviation Electronics Industry Ltd.	118,100	1,666,569
Jeol Ltd.	65,400	2,351,013
Kaga Electronics Co. Ltd.	116,500	2,702,150
Keyence Corp.	64,940	22,393,667
Kuroda Group Co. Ltd.	497,700	2,971,997
Kyosan Electric Manufacturing Co. Ltd.	516,100	1,978,886
Macnica Holdings, Inc.	305,900	4,442,655
Marubun Corp.	235,100	1,634,425
Maxell Ltd.	92,300	1,194,000
Meiko Electronics Co. Ltd.	21,100	3,201,672
Murata Manufacturing Co. Ltd.	1,914,004	41,013,512
Nichicon Corp.	181,200	1,953,347
Nippon Electric Glass Co. Ltd.	165,860	6,164,625
Optex Group Co. Ltd.	120,100	1,965,053
Osaki Electric Co. Ltd.	167,400	1,757,232
Restar Corp.	98,300	1,624,431
Rigaku Holdings Corp.(a)	294,300	3,703,492
Riken Keiki Co. Ltd.	52,800	969,112
Ryoyo Ryosan Holdings, Inc.	191,600	3,603,414
Sanshin Electronics Co. Ltd.	139,754	2,380,623
Shimadzu Corp.	214,000	4,962,260
Siix Corp.	250,600	1,850,871
Sun-Wa Technos Corp.	127,600	2,498,422
Taiyo Yuden Co. Ltd.	165,800	3,849,803
TDK Corp.	1,266,720	15,653,853
Tomen Devices Corp.	27,700	2,026,702
Yokogawa Electric Corp.	281,038	8,380,441
Total Electronic Equipment, Instruments & Components		206,325,054
Energy Equipment & Services – 0.1%
Modec, Inc.	74,700	6,888,233
Entertainment – 1.2%
Anycolor, Inc.	48,300	880,142
Capcom Co. Ltd.	253,000	5,324,307
Koei Tecmo Holdings Co. Ltd.	554,444	5,605,778
Konami Group Corp.	86,200	10,476,315
Nexon Co. Ltd.	375,200	6,907,793
Nintendo Co. Ltd.	633,300	34,931,218
Square Enix Holdings Co. Ltd.	300,600	4,731,299
Toei Animation Co. Ltd.	166,100	2,709,344
Total Entertainment		71,566,196
Investments	Shares	Value
Food Products – 1.3%
Ajinomoto Co., Inc.	750,626	$20,746,134
Ariake Japan Co. Ltd.	46,200	1,626,249
Calbee, Inc.	153,900	2,976,619
Ezaki Glico Co. Ltd.(a)	72,300	2,672,223
Fuji Oil Co. Ltd.	96,100	2,169,182
House Foods Group, Inc.	118,100	2,263,416
Kikkoman Corp.	809,300	7,299,928
Nichirei Corp.	304,300	3,767,169
Nisshin Oillio Group Ltd.	243,600	2,923,078
Nisshin Seifun Group, Inc.	425,600	5,605,914
Nissui Corp.	478,300	4,039,198
Riken Vitamin Co. Ltd.	101,900	1,839,568
Sakata Seed Corp.	76,500	2,072,506
Toyo Suisan Kaisha Ltd.	161,200	11,145,892
Umios Corp.	378,300	3,463,410
Total Food Products		74,610,486
Ground Transportation – 0.1%
Nishi-Nippon Railroad Co. Ltd.	110,400	2,088,086
Zero Co. Ltd.	75,800	1,624,728
Total Ground Transportation		3,712,814
Health Care Equipment & Supplies – 1.1%
Asahi Intecc Co. Ltd.	184,300	3,866,952
Eiken Chemical Co. Ltd.	86,100	1,653,376
Hoya Corp.	177,257	29,581,830
Nakanishi, Inc.	193,700	3,289,820
Nihon Kohden Corp.	222,000	2,030,360
Nipro Corp.	246,300	2,402,776
Olympus Corp.	595,700	5,573,571
PHC Holdings Corp.	327,600	2,242,482
Shofu, Inc.	131,600	1,386,395
Terumo Corp.	775,824	10,279,948
Total Health Care Equipment & Supplies		62,307,510
Health Care Technology – 0.1%
M3, Inc.	326,100	3,290,927
Hotels, Restaurants & Leisure – 0.2%
Food & Life Cos. Ltd.	46,400	2,703,677
Round One Corp.	226,100	1,161,980
Saizeriya Co. Ltd.(a)	51,800	2,070,828
Zensho Holdings Co. Ltd.	59,700	3,444,130
Total Hotels, Restaurants & Leisure		9,380,615
Household Durables – 1.8%
Casio Computer Co. Ltd.	465,357	4,098,090
JVCKenwood Corp.	192,800	1,322,781
Nikon Corp.	481,200	5,710,639
Noritz Corp.	122,500	1,777,170
Panasonic Holdings Corp.	2,972,400	48,306,872
Rinnai Corp.	202,200	4,650,511

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2026
Investments	Shares	Value
Sony Group Corp.	1,473,400	$29,719,911
Sumitomo Forestry Co. Ltd.	908,500	8,017,688
Tamron Co. Ltd.	436,800	2,718,160
Zojirushi Corp.	163,800	1,715,323
Total Household Durables		108,037,145
Household Products – 0.2%
Lion Corp.	300,000	3,138,789
Pigeon Corp.	219,900	2,257,192
Unicharm Corp.	1,444,100	8,446,383
Total Household Products		13,842,364
Independent Power & Renewable Electricity Producers – 0.1%
Electric Power Development Co. Ltd.	313,800	8,542,761
Industrial Conglomerates – 1.3%
Hitachi Ltd.	2,199,125	61,706,544
Nisshinbo Holdings, Inc.	313,200	2,833,939
Sekisui Chemical Co. Ltd.	651,600	10,675,689
Total Industrial Conglomerates		75,216,172
Insurance – 6.2%
Daiichi Life Group, Inc.	6,709,300	59,927,810
MS&AD Insurance Group Holdings, Inc.	2,457,800	62,290,839
Sompo Holdings, Inc.	1,379,000	52,112,314
Tokio Marine Holdings, Inc.	4,100,500	188,361,644
Total Insurance		362,692,607
IT Services – 0.6%
Fujitsu Ltd.	1,112,120	22,173,893
NEC Corp.	570,800	13,799,087
Total IT Services		35,972,980
Leisure Products – 0.5%
Bandai Namco Holdings, Inc.	778,700	18,927,858
GLOBERIDE, Inc.	122,800	1,617,110
Mizuno Corp.	114,200	2,419,096
Roland Corp.(a)	93,200	2,240,807
Sega Sammy Holdings, Inc.	204,400	3,113,731
Tomy Co. Ltd.	171,600	2,806,607
Yonex Co. Ltd.	56,700	1,053,168
Total Leisure Products		32,178,377
Life Sciences Tools & Services – 0.0%
Shin Nippon Biomedical Laboratories Ltd.	140,400	1,247,882
Machinery – 6.3%
Amada Co. Ltd.	609,693	8,281,769
Anest Iwata Corp.	150,900	1,506,249
Bando Chemical Industries Ltd.	154,900	1,965,825
CKD Corp.	99,400	2,667,911
Daifuku Co. Ltd.	381,500	13,002,030
DMG Mori Co. Ltd.	236,100	3,511,299
Ebara Corp.(a)	473,055	12,649,293
FANUC Corp.	949,400	31,640,699
Furukawa Co. Ltd.	94,200	2,519,461
Glory Ltd.	118,200	2,953,328
Harmonic Drive Systems, Inc.	56,300	1,226,221
Investments	Shares	Value
Hitachi Construction Machinery Co. Ltd.	409,600	$13,570,945
Hoshizaki Corp.	145,038	4,605,770
Hosokawa Micron Corp.	37,500	1,357,722
IHI Corp.	545,200	10,753,898
Japan Steel Works Ltd.	41,800	2,199,433
Kanadevia Corp.	299,500	1,895,760
Kawasaki Heavy Industries Ltd.	665,500	12,118,634
Kitz Corp.	271,200	3,015,606
Komatsu Ltd.	1,671,106	63,161,483
Kurita Water Industries Ltd.	119,500	5,504,406
Makita Corp.	295,500	9,430,219
Max Co. Ltd.	354,400	3,575,410
Meidensha Corp.	89,700	4,228,738
Minebea Mitsumi, Inc.	377,500	6,015,227
MISUMI Group, Inc.	261,500	4,315,597
Mitsubishi Heavy Industries Ltd.	1,443,690	38,322,351
Mitsubishi Logisnext Co. Ltd.*	158,300	1,520,412
Mitsuboshi Belting Ltd.	142,100	3,510,296
Mitsui E&S Co. Ltd.	74,900	2,625,667
Miura Co. Ltd.	168,300	3,285,812
Morita Holdings Corp.	92,400	1,552,487
Nabtesco Corp.	144,800	3,496,899
NGK Corp.	411,775	10,293,728
Nippon Thompson Co. Ltd.	277,200	1,486,276
Nissei ASB Machine Co. Ltd.	45,800	2,133,245
Nomura Micro Science Co. Ltd.	72,800	1,386,536
Noritake Co. Ltd.	155,200	3,038,833
NSK Ltd.	1,140,200	7,794,126
NTN Corp.	1,118,300	2,244,473
Oiles Corp.	105,800	1,586,102
Okamoto Machine Tool Works Ltd.	64,800	1,535,584
OKUMA Corp.	99,600	2,197,473
Organo Corp.	53,100	4,542,655
OSG Corp.(a)	197,524	3,141,214
Ryobi Ltd.	120,600	1,831,476
Shibaura Machine Co. Ltd.	71,100	1,680,407
Shinmaywa Industries Ltd.	162,900	2,354,058
Sumitomo Heavy Industries Ltd.	225,837	6,683,265
Takeuchi Manufacturing Co. Ltd.	103,200	4,008,901
THK Co. Ltd.	372,900	10,718,912
Tocalo Co. Ltd.	222,100	3,490,163
Tsubakimoto Chain Co.	291,000	4,207,053
Tsugami Corp.	146,300	2,938,139
Union Tool Co.(a)	29,500	2,393,897
YAMABIKO Corp.	138,900	3,047,087
Yushin Co.	314,300	1,305,879
Total Machinery		368,026,339
Marine Transportation – 0.1%
Iino Kaiun Kaisha Ltd.	319,600	3,517,629
NS United Kaiun Kaisha Ltd.	74,800	3,427,569
Total Marine Transportation		6,945,198
See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2026
Investments	Shares	Value
Media – 0.1%
Hakuhodo DY Holdings, Inc.	612,200	$3,952,036
Metals & Mining – 1.8%
Aichi Steel Corp.	128,800	2,274,180
ARE Holdings, Inc.	167,800	3,538,683
Daido Steel Co. Ltd.	425,400	4,846,549
Daiki Aluminium Industry Co. Ltd.	180,700	1,598,120
Dowa Holdings Co. Ltd.	95,100	5,221,563
Kobe Steel Ltd.	1,032,600	12,267,358
Kyoei Steel Ltd.	163,400	2,383,880
Mitsubishi Materials Corp.	243,400	7,366,717
Mitsui Kinzoku Co. Ltd.	61,300	10,804,274
Nippon Light Metal Holdings Co. Ltd.	186,200	3,249,049
Nippon Steel Corp.	11,766,900	42,595,749
Nippon Yakin Kogyo Co. Ltd.	72,510	2,112,539
Topy Industries Ltd.	122,900	2,240,304
UACJ Corp.	249,000	3,610,805
Total Metals & Mining		104,109,770
Oil, Gas & Consumable Fuels – 2.0%
ENEOS Holdings, Inc.	3,927,100	34,817,868
Idemitsu Kosan Co. Ltd.	2,251,400	21,814,904
Inpex Corp.	2,139,300	62,905,559
Total Oil, Gas & Consumable Fuels		119,538,331
Paper & Forest Products – 0.2%
Hokuetsu Corp.	379,500	2,180,294
Nippon Paper Industries Co. Ltd.	170,000	1,356,025
Oji Holdings Corp.	1,870,700	9,963,191
Total Paper & Forest Products		13,499,510
Passenger Airlines – 0.3%
ANA Holdings, Inc.	571,600	10,074,589
Japan Airlines Co. Ltd.	628,900	10,117,981
Total Passenger Airlines		20,192,570
Personal Care Products – 0.4%
Kao Corp.	519,480	20,173,156
Milbon Co. Ltd.(a)	122,800	2,082,560
Rohto Pharmaceutical Co. Ltd.	195,700	2,961,517
Total Personal Care Products		25,217,233
Pharmaceuticals – 6.3%
Astellas Pharma, Inc.	3,991,400	63,199,048
Chugai Pharmaceutical Co. Ltd.	1,106,800	59,907,315
Daiichi Sankyo Co. Ltd.	1,506,700	26,196,066
Eisai Co. Ltd.	480,200	14,702,711
Nippon Shinyaku Co. Ltd.	138,400	4,448,043
Ono Pharmaceutical Co. Ltd.	1,065,200	16,809,256
Otsuka Holdings Co. Ltd.	408,700	28,284,537
Santen Pharmaceutical Co. Ltd.	400,000	4,489,283
Shionogi & Co. Ltd.	1,118,131	24,381,146
Takeda Pharmaceutical Co. Ltd.	3,456,163	123,048,005
Investments	Shares	Value
Towa Pharmaceutical Co. Ltd.	105,100	$2,645,833
ZERIA Pharmaceutical Co. Ltd.	79,900	1,102,398
Total Pharmaceuticals		369,213,641
Professional Services – 0.5%
en, Inc./Japan	67,700	473,206
Open Up Group, Inc.	245,800	2,750,167
Persol Holdings Co. Ltd.	4,893,200	7,104,967
Recruit Holdings Co. Ltd.	333,400	13,676,337
Transcosmos, Inc.	110,600	2,704,343
Weathernews, Inc.	124,600	1,466,942
Total Professional Services		28,175,962
Semiconductors & Semiconductor Equipment – 3.9%
Advantest Corp.	150,900	19,283,406
Disco Corp.	56,300	21,672,085
Ferrotec Corp.	95,500	3,769,816
Kokusai Electric Corp.	155,500	4,898,900
Lasertec Corp.	110,700	23,206,015
Micronics Japan Co. Ltd.	42,400	2,462,606
Mitsui High-Tec, Inc.(a)	445,500	1,649,378
Optorun Co. Ltd.	156,100	2,523,661
Rohm Co. Ltd.	454,300	8,718,197
Rorze Corp.(a)	108,400	1,751,135
SCREEN Holdings Co. Ltd.	333,340	18,731,910
Shibaura Mechatronics Corp.	100,300	2,490,320
Socionext, Inc.	183,900	2,160,469
SUMCO Corp.(a)	196,900	2,053,904
Tokyo Electron Ltd.	436,059	102,045,864
Tokyo Seimitsu Co. Ltd.	58,900	4,890,747
Ulvac, Inc.	79,800	4,089,067
YAC Holdings Co. Ltd.	284,600	1,781,769
Yamaichi Electronics Co. Ltd.	60,000	2,783,330
Total Semiconductors & Semiconductor Equipment		230,962,579
Software – 0.1%
Trend Micro, Inc.	170,708	5,622,666
Specialty Retail – 1.2%
ABC-Mart, Inc.	362,100	5,748,215
Fast Retailing Co. Ltd.	141,600	54,854,535
JINS Holdings, Inc.	27,400	880,093
Sanrio Co. Ltd.	779,000	4,794,750
VT Holdings Co. Ltd.	588,600	1,801,799
Total Specialty Retail		68,079,392
Technology Hardware, Storage & Peripherals – 1.7%
Brother Industries Ltd.	519,600	9,380,169
Canon, Inc.	2,310,197	63,269,397
FUJIFILM Holdings Corp.	1,144,485	21,340,843
Konica Minolta, Inc.	303,700	979,690
MCJ Co. Ltd.	221,600	3,191,185
Wacom Co. Ltd.	439,900	2,046,175
Total Technology Hardware, Storage & Peripherals		100,207,459

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (continued) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2026
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.3%
Asics Corp.	350,868	$9,165,928
Kurabo Industries Ltd.	51,547	2,724,937
Morito Co. Ltd.	163,000	1,888,296
Seiko Group Corp.	118,600	4,077,830
Wacoal Holdings Corp.	39,200	975,010
Total Textiles, Apparel & Luxury Goods		18,832,001
Tobacco – 2.5%
Japan Tobacco, Inc.	3,824,631	144,724,864
Trading Companies & Distributors – 12.3%
Alconix Corp.	179,400	2,970,266
Chori Co. Ltd.	72,800	1,919,643
Daiichi Jitsugyo Co. Ltd.	97,000	1,972,437
Hanwa Co. Ltd.	405,500	3,958,398
Inabata & Co. Ltd.	108,086	2,683,636
ITOCHU Corp.	8,724,870	108,286,227
Japan Pulp & Paper Co. Ltd.	310,800	2,020,034
KPP Group Holdings Co. Ltd.	316,300	1,743,636
Marubeni Corp.	2,028,278	71,625,280
Meiwa Corp.	391,700	1,942,619
Mitsubishi Corp.	5,512,000	184,218,392
Mitsui & Co. Ltd.	3,891,800	145,774,318
Nagase & Co. Ltd.	672,800	4,884,556
Sanyo Trading Co. Ltd.	131,500	1,296,071
Sojitz Corp.	439,604	16,924,851
Sumitomo Corp.	2,577,477	93,643,957
Toyota Tsusho Corp.	1,906,430	71,300,889
Total Trading Companies & Distributors		717,165,210
Transportation Infrastructure – 0.1%
Mitsubishi Logistics Corp.	645,200	5,357,403
TOTAL COMMON STOCKS (Cost: $4,757,586,536)		5,776,290,255
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $315,894)	315,894	$315,894
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	347,281	347,281
WisdomTree Treasury Money Market Digital Fund 3.43%(b)(c)	5,700,000	5,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $6,047,281)		6,047,281
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $4,763,949,711)		5,782,653,430
Other Assets less Liabilities – 1.1%		64,686,415
NET ASSETS – 100.0%		$5,847,339,845

*   Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,534,191. The Fund also had securities on loan having a total market value of $6,660 that were sold and pending settlement. The total market value of the collateral held by the Fund was $20,514,960. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,467,679.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$211,900,000	$206,200,000	$—	$—	$5,700,000	$371,793

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Japan Hedged Equity Fund (DXJ) March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2026	15,928,408,620	JPY	100,964,863	USD	$—	$(834,379)
Barclays Bank PLC	4/3/2026	203,170,700,975	JPY	1,277,205,515	USD	—	(16,991)
Barclays Bank PLC	4/3/2026	1,314,225,965	USD	204,637,336,474	JPY	27,817,756	—
Barclays Bank PLC	5/8/2026	1,184,345,368	USD	187,838,241,275	JPY	13,235	—
Citibank NA	4/3/2026	3,970,946,081	JPY	25,241,216	USD	—	(278,725)
Citibank NA	4/3/2026	2,677,605,472	JPY	16,827,477	USD	4,709	—
Deutsche Bank AG	4/3/2026	203,171,606,514	JPY	1,277,205,515	USD	—	(11,299)
Deutsche Bank AG	4/3/2026	1,314,225,965	USD	204,637,942,332	JPY	27,813,947	—
Deutsche Bank AG	5/8/2026	1,184,345,368	USD	187,838,725,672	JPY	10,181	—
Goldman Sachs	4/3/2026	4,026,132,971	JPY	25,241,216	USD	68,195	—
Goldman Sachs	4/3/2026	2,674,769,537	JPY	16,827,477	USD	—	(13,119)
Goldman Sachs	4/3/2026	203,172,105,901	JPY	1,277,205,515	USD	—	(8,160)
Goldman Sachs	4/3/2026	1,314,225,965	USD	204,637,336,474	JPY	27,817,756	—
Goldman Sachs	5/8/2026	1,184,345,368	USD	187,840,136,228	JPY	1,287	—
HSBC Holdings PLC	4/3/2026	1,347,034,565	JPY	8,413,739	USD	54,101	—
HSBC Holdings PLC	4/3/2026	203,173,510,827	JPY	1,277,205,515	USD	672	—
HSBC Holdings PLC	5/8/2026	1,184,345,368	USD	187,841,202,139	JPY	—	(5,433)
JPMorgan Chase Bank NA	4/1/2026	6,291,487	USD	1,000,000,000	JPY	5,737	—
JPMorgan Chase Bank NA	4/3/2026	50,482,432	USD	7,860,616,457	JPY	1,068,372	—
Morgan Stanley & Co. International	4/3/2026	6,692,182,805	JPY	42,068,693	USD	262	—
Royal Bank of Canada	4/3/2026	1,314,225,965	USD	204,638,073,755	JPY	27,813,121	—
UBS Group AG	4/3/2026	203,163,037,583	JPY	1,277,205,514	USD	—	(65,165)
UBS Group AG	4/3/2026	1,314,225,963	USD	204,643,118,757	JPY	27,781,405	—
UBS Group AG	5/8/2026	1,184,345,367	USD	187,832,556,259	JPY	49,079	—
						$140,319,815	$(1,233,271)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Electronic Equipment, Instruments & Components	$204,729,124	$1,595,930	$—	$206,325,054
Other	5,569,965,201	—	—	5,569,965,201
Mutual Fund	—	315,894	—	315,894
Investment of Cash Collateral for Securities Loaned	—	6,047,281	—	6,047,281
Total Investments in Securities	$5,774,694,325	$7,959,105	$—	$5,782,653,430
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$140,319,815	$—	$140,319,815
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,233,271)	$—	$(1,233,271)
Total – Net	$5,774,694,325	$147,045,649	$—	$5,921,739,974

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments WisdomTree Japan Opportunities Fund (OPPJ) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.7%
Japan – 98.7%
Automobile Components – 0.5%
Futaba Industrial Co. Ltd.	111,300	$670,221
Tachi-S Co. Ltd.	49,200	627,177
Total Automobile Components		1,297,398
Automobiles – 1.3%
Suzuki Motor Corp.	263,500	3,106,382
Banks – 4.2%
77 Bank Ltd./The	56,500	1,085,323
First Bank of Toyama Ltd.	84,200	1,236,352
Hachijuni Nagano Bank Ltd.	75,900	919,349
Hirogin Holdings, Inc.	78,000	842,806
Iyogin Holdings, Inc.	40,900	727,685
Mitsubishi UFJ Financial Group, Inc.	253,100	4,136,401
North Pacific Bank Ltd.	125,600	738,173
Towa Bank Ltd.	118,800	739,280
Total Banks		10,425,369
Beverages – 0.3%
Coca-Cola Bottlers Japan Holdings, Inc.	38,100	862,153
Broadline Retail – 1.1%
Isetan Mitsukoshi Holdings Ltd.	40,200	721,043
Rakuten Group, Inc.*	446,000	2,027,171
Total Broadline Retail		2,748,214
Building Products – 1.3%
AGC, Inc.	59,300	2,049,352
Sanwa Holdings Corp.	23,900	531,361
Toli Corp.	181,700	752,658
Total Building Products		3,333,371
Capital Markets – 1.3%
Okasan Securities Group, Inc.	143,900	742,610
SBI Holdings, Inc.	137,200	2,456,992
Total Capital Markets		3,199,602
Chemicals – 8.2%
Asahi Kasei Corp.	215,900	2,047,854
Kaneka Corp.	75,100	2,263,527
Mitsubishi Gas Chemical Co., Inc.	80,300	1,814,561
Nippon Kayaku Co. Ltd.	199,000	2,195,892
Riken Technos Corp.	88,400	923,507
Shin-Etsu Chemical Co. Ltd.	61,800	2,431,367
Sumitomo Bakelite Co. Ltd.	68,400	2,075,776
Sumitomo Chemical Co. Ltd.	771,300	2,421,676
Tokyo Ohka Kogyo Co. Ltd.	42,700	1,978,656
Toray Industries, Inc.	306,300	2,118,821
Total Chemicals		20,271,637
Investments	Shares	Value
Commercial Services & Supplies – 0.3%
TRE Holdings Corp.	69,400	$684,447
Construction & Engineering – 0.3%
Yurtec Corp.	41,200	662,453
Consumer Staples Distribution & Retail – 0.8%
H2O Retailing Corp.	47,400	710,598
Life Corp.	39,000	622,666
Yamatane Corp.	39,400	534,695
Total Consumer Staples Distribution & Retail		1,867,959
Diversified Consumer Services – 0.2%
Waseda Academy Co. Ltd.	40,300	514,738
Electrical Equipment – 0.5%
Endo Lighting Corp.	48,100	758,582
Mirai Industry Co. Ltd.	29,200	582,752
Total Electrical Equipment		1,341,334
Electronic Equipment, Instruments & Components – 2.6%
ESPEC Corp.	106,100	1,982,747
Maxell Ltd.	49,500	640,336
Rigaku Holdings Corp.(a)	311,000	3,913,646
Total Electronic Equipment, Instruments & Components		6,536,729
Food Products – 1.7%
Kenko Mayonnaise Co. Ltd.	55,700	772,707
Megmilk Snow Brand Co. Ltd.	34,100	694,475
Mitsui DM Sugar Co. Ltd.	31,400	671,067
Nisshin Oillio Group Ltd.	58,600	703,170
Nisshin Seifun Group, Inc.	52,000	684,933
Showa Sangyo Co. Ltd.	34,300	702,860
Total Food Products		4,229,212
Ground Transportation – 1.6%
Keio Corp.	135,200	655,477
Nagoya Railroad Co. Ltd.	59,400	644,443
Nishi-Nippon Railroad Co. Ltd.	45,300	856,796
Odakyu Electric Railway Co. Ltd.	54,400	562,499
Tobu Railway Co. Ltd.	37,600	673,699
Tokyu Corp.	53,000	620,149
Total Ground Transportation		4,013,063
Health Care Providers & Services – 0.5%
Suzuken Co. Ltd.	16,000	596,895
Toho Holdings Co. Ltd.	21,000	628,587
Total Health Care Providers & Services		1,225,482
Household Durables – 2.0%
LEC, Inc.	96,400	678,054
Panasonic Holdings Corp.	271,100	4,405,865
Total Household Durables		5,083,919

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan Opportunities Fund (OPPJ) March 31, 2026
Investments	Shares	Value
Industrial Conglomerates – 1.5%
Hitachi Ltd.	109,200	$3,064,107
Keihan Holdings Co. Ltd.	30,100	611,120
Total Industrial Conglomerates		3,675,227
Insurance – 1.8%
MS&AD Insurance Group Holdings, Inc.	30,000	760,325
Sompo Holdings, Inc.	96,300	3,639,170
Total Insurance		4,399,495
IT Services – 1.4%
Ad-sol Nissin Corp.	62,300	553,725
Fujitsu Ltd.	150,700	3,004,717
Total IT Services		3,558,442
Leisure Products – 0.2%
Daikoku Denki Co. Ltd.	40,900	622,408
Machinery – 8.5%
Aida Engineering Ltd.	112,900	760,047
Bando Chemical Industries Ltd.	50,300	638,354
Daihatsu Infinearth Mfg Co. Ltd.	35,300	454,868
Hirata Corp.	60,500	895,958
Kawasaki Heavy Industries Ltd.	267,500	4,871,126
Komatsu Ltd.	52,200	1,972,963
Mitsubishi Heavy Industries Ltd.	172,600	4,581,619
Oiles Corp.	46,500	697,105
Rheon Automatic Machinery Co. Ltd.	76,600	695,751
Ryobi Ltd.	41,700	633,272
Tadano Ltd.	90,100	743,613
Takeuchi Manufacturing Co. Ltd.(a)	14,000	543,843
Tsubakimoto Chain Co.	51,400	743,101
Tsugami Corp.	138,100	2,773,459
Total Machinery		21,005,079
Metals & Mining – 2.6%
JFE Holdings, Inc.	186,300	2,126,015
Kobe Steel Ltd.	52,800	627,268
Mitsubishi Steel Manufacturing Co. Ltd.	57,800	647,066
Nippon Yakin Kogyo Co. Ltd.	76,900	2,240,439
Topy Industries Ltd.	43,400	791,124
Total Metals & Mining		6,431,912
Pharmaceuticals – 0.5%
Daiichi Sankyo Co. Ltd.	30,000	521,591
Sawai Group Holdings Co. Ltd.	50,300	698,743
Total Pharmaceuticals		1,220,334
Real Estate Management & Development – 0.5%
Cosmos Initia Co. Ltd.	88,500	625,269
Mugen Estate Co. Ltd.	38,400	524,020
Total Real Estate Management & Development		1,149,289
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 4.6%
Ferrotec Corp.	61,800	$2,439,525
Kioxia Holdings Corp.*	36,400	4,365,529
Tokyo Electron Ltd.	19,900	4,656,967
Total Semiconductors & Semiconductor Equipment		11,462,021
Specialty Retail – 1.4%
Fast Retailing Co. Ltd.	8,900	3,447,778
Technology Hardware, Storage & Peripherals – 0.9%
FUJIFILM Holdings Corp.	123,600	2,304,729
Textiles, Apparel & Luxury Goods – 0.3%
Kurabo Industries Ltd.	12,900	681,935
Trading Companies & Distributors – 43.5%
Hanwa Co. Ltd.	471,400	4,601,698
ITOCHU Corp.	1,182,700	14,678,743
Marubeni Corp.	709,400	25,051,287
Mitsubishi Corp.	662,500	22,141,634
Mitsui & Co. Ltd.	591,600	22,159,434
Shimojima Co. Ltd.	74,900	659,595
Sumitomo Corp.	513,100	18,641,762
Total Trading Companies & Distributors		107,934,153
Wireless Telecommunication Services – 2.3%
SoftBank Corp.	4,351,600	5,774,233
TOTAL COMMON STOCKS (Cost: $223,907,833)		245,070,497
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $450,498)	450,498	450,498
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $224,358,331)		245,520,995
Other Assets less Liabilities – 1.1%		2,630,974
NET ASSETS – 100.0%		$248,151,969

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,996,413 and the total market value of the collateral held by the Fund was $4,185,913, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (concluded) WisdomTree Japan Opportunities Fund (OPPJ) March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2026	46,415,064	USD	7,227,261,766	JPY	$982,451	$—
Barclays Bank PLC	4/3/2026	28,301,868	USD	4,464,956,469	JPY	233,888	—
Barclays Bank PLC	4/3/2026	5,660,374	USD	899,142,485	JPY	8,110	—
Citibank NA	4/3/2026	5,660,374	USD	890,489,584	JPY	62,505	—
Deutsche Bank AG	4/3/2026	46,415,064	USD	7,227,283,163	JPY	982,317	—
Goldman Sachs	4/3/2026	46,415,064	USD	7,227,261,766	JPY	982,451	—
JPMorgan Chase Bank NA	4/3/2026	42,319,770,555	JPY	266,037,560	USD	—	(3,506)
Royal Bank of Canada	4/3/2026	46,415,064	USD	7,227,287,805	JPY	982,288	—
UBS Group AG	4/3/2026	897,489,656	JPY	5,660,374	USD	—	(18,500)
UBS Group AG	4/3/2026	46,415,062	USD	7,227,465,681	JPY	981,167	—
						$5,215,177	$(22,006)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$245,070,497	$—	$—	$245,070,497
Mutual Fund	—	450,498	—	450,498
Total Investments in Securities	$245,070,497	$450,498	$—	$245,520,995
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5,215,177	$—	$5,215,177
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(22,006)	$—	$(22,006)
Total – Net	$245,070,497	$5,643,669	$—	$250,714,166

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.2%
Japan – 98.2%
Air Freight & Logistics – 0.8%
AIT Corp.	18,800	$258,915
Hamakyorex Co. Ltd.	22,300	247,684
Konoike Transport Co. Ltd.	41,700	758,825
Mitsui-Soko Holdings Co. Ltd.	10,300	258,584
SBS Holdings, Inc.	8,200	218,028
Senko Group Holdings Co. Ltd.	85,056	959,948
Shibusawa Logistics Corp.	37,600	311,738
Total Air Freight & Logistics		3,013,722
Automobile Components – 3.3%
Ahresty Corp.	23,700	117,092
Aisan Industry Co. Ltd.	39,300	453,547
Daido Metal Co. Ltd.	37,000	199,082
Daikyonishikawa Corp.	74,500	387,743
Eagle Industry Co. Ltd.	31,200	557,752
Exedy Corp.	63,925	2,222,046
Fujikura Composites, Inc.	22,000	328,984
FuKoKu Co. Ltd.	20,100	225,523
Futaba Industrial Co. Ltd.	61,400	369,736
GS Yuasa Corp.	33,600	1,114,509
G-Tekt Corp.	37,400	423,862
H-One Co. Ltd.	36,900	270,215
KYB Corp.	34,100	888,456
Musashi Seimitsu Industry Co. Ltd.	16,400	270,292
NPR-RIKEN Corp.	29,500	689,798
Press Kogyo Co. Ltd.	90,600	461,286
Sanoh Industrial Co. Ltd.	29,400	124,186
Seiren Co. Ltd.	37,711	731,274
Shoei Co. Ltd.	34,200	353,845
T RAD Co. Ltd.	6,500	316,645
Tachi-S Co. Ltd.	48,500	618,254
Tokai Rika Co. Ltd.	41,558	768,258
Topre Corp.	29,300	435,752
Unipres Corp.	41,900	342,648
Yutaka Giken Co. Ltd.*	7,400	139,544
Total Automobile Components		12,810,329
Banks – 10.2%
Aichi Financial Group, Inc.	106,000	914,815
Akita Bank Ltd.	17,100	525,608
Aozora Bank Ltd.	80,400	1,260,404
Awa Bank Ltd.	17,375	621,433
Bank of Iwate Ltd.	61,600	616,813
Bank of Nagoya Ltd.	32,800	1,160,752
Bank of Saga Ltd.	10,000	293,544
Bank of the Ryukyus Ltd.	22,408	311,703
CCI Group, Inc.	88,400	516,764
Chugin Financial Group, Inc.	141,100	2,454,993
Investments	Shares	Value
Daishi Hokuetsu Financial Group, Inc.	223,630	$2,627,220
Ehime Bank Ltd.	29,599	286,892
FIDEA Holdings Co. Ltd.	15,580	181,664
First Bank of Toyama Ltd.	49,100	720,960
Fukui Bank Ltd.	15,548	312,250
Hyakugo Bank Ltd.	101,400	958,612
Hyakujushi Bank Ltd.	63,200	829,875
Juroku Financial Group, Inc.	107,000	1,194,494
Keiyo Bank Ltd.	57,742	729,170
Kita-Nippon Bank Ltd.	8,300	234,251
Kiyo Bank Ltd.	64,890	1,560,150
Kyushu Financial Group, Inc.	197,100	1,396,264
Miyazaki Bank Ltd.	53,000	592,665
Musashino Bank Ltd.	55,200	722,746
Nanto Bank Ltd.	107,000	947,659
Nishi-Nippon Financial Holdings, Inc.	80,400	1,872,917
North Pacific Bank Ltd.	201,615	1,184,927
Ogaki Kyoritsu Bank Ltd.	26,742	1,022,009
Oita Bank Ltd.	51,500	602,436
Okinawa Financial Group, Inc.	16,880	555,982
Procrea Holdings, Inc.	18,562	362,863
San ju San Financial Group, Inc.	88,800	803,213
San-In Godo Bank Ltd.	94,500	1,027,032
Senshu Ikeda Holdings, Inc.	112,140	605,495
Seven Bank Ltd.	726,500	1,222,478
Shiga Bank Ltd.	71,000	831,435
Shikoku Bank Ltd.	38,100	537,648
Suruga Bank Ltd.	100,100	1,252,744
Tochigi Bank Ltd.	51,500	278,396
Toho Bank Ltd.	102,600	416,617
Tokyo Kiraboshi Financial Group, Inc.	16,300	1,128,060
TOMONY Holdings, Inc.	147,700	755,722
Towa Bank Ltd.	40,700	253,272
Yamagata Bank Ltd.	21,000	311,918
Yamaguchi Financial Group, Inc.	127,700	1,931,674
Yamanashi Chuo Bank Ltd.	24,000	782,953
Total Banks		39,711,492
Beverages – 0.2%
Ito En Ltd.	20,000	374,190
Takara Holdings, Inc.	55,911	542,979
Total Beverages		917,169
Biotechnology – 0.1%
Takara Bio, Inc.*	45,000	324,722
Broadline Retail – 0.6%
Aeon Kyushu Co. Ltd.	10,500	184,207
Belluna Co. Ltd.	49,784	272,249
Izumi Co. Ltd.	75,200	490,178
Kintetsu Department Store Co. Ltd.	12,500	139,544
Matsuya Co. Ltd.(a)	12,200	138,725

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Mr. Max Holdings Ltd.	35,600	$166,039
Seria Co. Ltd.	28,100	664,127
Treasure Factory Co. Ltd.(a)	10,500	109,825
Total Broadline Retail		2,164,894
Building Products – 1.4%
Bunka Shutter Co. Ltd.	35,800	427,557
Central Glass Co. Ltd.	13,686	339,806
Kondotec, Inc.	15,500	146,046
Nichias Corp.	99,300	1,801,681
Nitto Boseki Co. Ltd.	6,100	718,549
Sanko Metal Industrial Co. Ltd.	10,600	87,351
Shin Nippon Air Technologies Co. Ltd.	28,600	586,058
Sinko Industries Ltd.	29,200	220,069
Takara Standard Co. Ltd.	54,631	940,907
Total Building Products		5,268,024
Capital Markets – 1.9%
GMO Financial Holdings, Inc.	148,700	831,875
Ichiyoshi Securities Co. Ltd.	35,588	323,243
IwaiCosmo Holdings, Inc.	29,600	645,622
M&A Capital Partners Co. Ltd.	9,600	175,840
Matsui Securities Co. Ltd.	200,100	1,186,085
Monex Group, Inc.	140,300	590,867
Nihon M&A Center Holdings, Inc.	242,800	961,646
Okasan Securities Group, Inc.	166,500	859,240
SBI Global Asset Management Co. Ltd.	44,044	161,403
Sparx Group Co. Ltd.	18,900	222,751
Strike Group Co. Ltd.	41,700	354,905
Tokai Tokyo Financial Holdings, Inc.	218,500	977,887
Traders Holdings Co. Ltd.	23,200	147,725
Total Capital Markets		7,439,089
Chemicals – 9.7%
ADEKA Corp.	74,925	1,700,165
Aica Kogyo Co. Ltd.	59,115	1,345,127
Arakawa Chemical Industries Ltd.	26,000	205,921
Artience Co. Ltd.	28,302	665,343
Asahi Yukizai Corp.	9,500	332,013
C Uyemura & Co. Ltd.	6,800	842,894
Carlit Co. Ltd.	16,200	253,351
Chugoku Marine Paints Ltd.	38,300	784,826
Dai Nippon Toryo Co. Ltd.	26,400	202,949
Daicel Corp.	187,800	1,446,659
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	66,968	453,778
DIC Corp.	37,400	859,478
DKS Co. Ltd.	5,500	256,521
Fujimi, Inc.	34,500	581,831
Fuso Chemical Co. Ltd.	28,200	483,206
Harima Chemicals Group, Inc.	32,300	184,554
Investments	Shares	Value
Hodogaya Chemical Co. Ltd.	12,400	$193,767
Hokko Chemical Industry Co. Ltd.	15,500	166,312
Ise Chemicals Corp.	17,000	558,866
Ishihara Sangyo Kaisha Ltd.	47,000	815,683
JCU Corp.	12,300	411,314
JSP Corp.	21,223	303,491
Kaneka Corp.	36,900	1,112,172
Kanto Denka Kogyo Co. Ltd.	23,900	202,359
KeePer Technical Laboratory Co. Ltd.	7,700	144,523
KH Neochem Co. Ltd.	21,200	361,262
Koatsu Gas Kogyo Co. Ltd.	30,500	210,887
Konishi Co. Ltd.	38,100	328,097
Kureha Corp.	31,592	783,396
Kuriyama Holdings Corp.	17,400	203,979
Lintec Corp.	46,765	1,316,910
MEC Co. Ltd.	5,000	198,315
Moriroku Co. Ltd.	12,200	183,433
Nicca Chemical Co. Ltd.(a)	16,200	163,436
Nihon Nohyaku Co. Ltd.	52,500	330,002
Nippon Carbide Industries Co., Inc.	12,600	206,634
Nippon Chemical Industrial Co. Ltd.	7,800	138,261
Nippon Kayaku Co. Ltd.	122,500	1,351,743
Nippon Shokubai Co. Ltd.	147,400	2,103,199
Nippon Soda Co. Ltd.	39,836	875,145
Okura Industrial Co. Ltd.(a)	10,400	305,940
Osaka Organic Chemical Industry Ltd.	9,500	205,717
Osaka Soda Co. Ltd.	28,800	309,018
PILLAR Corp.	10,800	475,203
Rasa Industries Ltd.	34,000	351,562
Riken Technos Corp.	52,900	552,642
Sakai Chemical Industry Co. Ltd.	15,200	330,580
Sakata INX Corp.	49,200	701,090
Sanyo Chemical Industries Ltd.	17,935	560,293
Shin-Etsu Polymer Co. Ltd.	56,800	685,499
Soken Chemical & Engineering Co. Ltd.	14,500	301,229
Stella Chemifa Corp.	10,000	302,345
Sumitomo Seika Chemicals Co. Ltd.	42,500	315,765
T Hasegawa Co. Ltd.	21,700	385,332
Takasago International Corp.	85,600	637,601
Tayca Corp.	22,100	235,739
Teijin Ltd.	121,700	1,248,441
Toagosei Co. Ltd.	79,700	855,414
Tokai Carbon Co. Ltd.	98,300	594,471
Tokuyama Corp.	48,500	1,139,563
Toyobo Co. Ltd.	52,753	436,707
UBE Corp.	79,393	1,213,177
Valqua Ltd.	7,937	226,999
Zacros Corp.	40,700	327,207
Zeon Corp.	143,400	1,584,620
Total Chemicals		37,543,956

See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Commercial Services & Supplies – 1.3%
CTS Co. Ltd.	28,800	$163,289
Daiei Kankyo Co. Ltd.	16,600	405,374
grems, Inc.	8,600	148,280
Itoki Corp.	21,900	416,415
Japan Elevator Service Holdings Co. Ltd.	24,700	251,906
Kokuyo Co. Ltd.	158,700	855,797
Matsuda Sangyo Co. Ltd.	4,900	191,577
Nippon Air Conditioning Services Co. Ltd.	26,700	247,884
Nippon Kanzai Holdings Co. Ltd.	8,500	153,715
Nippon Parking Development Co. Ltd.	108,100	180,744
Okamura Corp.	61,676	955,631
Park24 Co. Ltd.	18,000	213,558
Pilot Corp.	14,300	421,207
Sato Corp.	8,038	112,772
TRE Holdings Corp.	15,000	147,935
Total Commercial Services & Supplies		4,866,084
Construction & Engineering – 7.2%
Asahi Kogyosha Co. Ltd.	20,300	435,118
Asanuma Corp.	78,400	482,947
CTI Engineering Co. Ltd.	7,300	138,805
Dai-Dan Co. Ltd.	85,700	1,412,981
Daiho Corp.	59,600	288,466
Hazama Ando Corp.	187,000	2,294,450
INFRONEER Holdings, Inc.	145,300	1,970,487
JDC Corp.	46,400	167,412
Kawada Technologies, Inc.	38,400	367,611
Kumagai Gumi Co. Ltd.	90,500	871,494
Mirait One Corp.	33,300	747,256
Mitsubishi Kakoki Kaisha Ltd.	12,800	234,453
Miyaji Engineering Group, Inc.	14,500	157,222
Nippon Densetsu Kogyo Co. Ltd.	25,300	757,775
Nippon Rietec Co. Ltd.	15,500	245,619
Nishimatsu Construction Co. Ltd.	24,007	863,009
Nittoc Construction Co. Ltd.	22,300	173,113
Okumura Corp.	22,870	908,532
Oriental Shiraishi Corp.	63,700	149,350
Penta-Ocean Construction Co. Ltd.	85,993	879,443
PS Construction Co. Ltd.	43,800	741,976
Raito Kogyo Co. Ltd.	30,900	743,900
Raiznext Corp.	36,400	516,176
Sanki Engineering Co. Ltd.	44,900	1,893,765
Seikitokyu Kogyo Co. Ltd.	22,000	207,430
SHO-BOND Holdings Co. Ltd.	83,400	736,021
Taihei Dengyo Kaisha Ltd.	21,300	387,334
Taikisha Ltd.	25,930	536,235
Takamatsu Construction Group Co. Ltd.	10,600	238,532
Techno Ryowa Ltd.	6,100	222,006
Toa Corp.	102,300	1,958,033
TOA Road Corp.	59,600	640,244
Toda Corp.	156,949	1,428,513
Investments	Shares	Value
Toenec Corp.	70,200	$876,783
Tokyo Energy & Systems, Inc.	18,500	201,989
Tokyu Construction Co. Ltd.	70,000	617,764
Totetsu Kogyo Co. Ltd.	25,879	873,532
Yahagi Construction Co. Ltd.	28,500	372,978
Yokogawa Bridge Holdings Corp.	12,600	234,750
Yondenko Corp.	28,900	335,159
Yurtec Corp.	41,000	659,237
Total Construction & Engineering		27,967,900
Construction Materials – 0.5%
Asia Pile Holdings Corp.	40,200	349,719
Maeda Kosen Co. Ltd.	17,200	208,662
Shinagawa Refra Co. Ltd.	40,000	511,912
Sumitomo Osaka Cement Co. Ltd.	17,440	416,898
Vertex Corp.	30,100	373,861
Yotai Refractories Co. Ltd.	21,900	249,436
Total Construction Materials		2,110,488
Consumer Finance – 0.1%
Aiful Corp.	116,900	332,866
Consumer Staples Distribution & Retail – 2.7%
Aeon Hokkaido Corp.(a)	33,600	187,547
Ain Holdings, Inc.	7,400	261,691
Arcs Co. Ltd.	23,194	551,093
Axial Retailing, Inc.	62,200	485,980
Belc Co. Ltd.	6,500	307,656
Cawachi Ltd.	13,600	255,689
Create SD Holdings Co. Ltd.	28,100	583,761
Eco’s Co. Ltd.(a)	9,400	152,087
Fuji Co. Ltd.(a)	21,100	276,797
G-7 Holdings, Inc.	32,700	275,635
H2O Retailing Corp.	44,100	661,126
Halows Co. Ltd.	6,400	172,179
Heiwado Co. Ltd.	29,763	554,888
JM Holdings Co. Ltd.	24,700	240,184
Kato Sangyo Co. Ltd.	14,116	594,489
Kusuri no Aoki Holdings Co. Ltd.(a)	10,500	255,355
Lacto Japan Co. Ltd.	7,600	171,262
Life Corp.	55,300	882,909
Okuwa Co. Ltd.	24,900	128,655
Qol Holdings Co. Ltd.	13,700	160,518
Retail Partners Co. Ltd.	31,000	244,937
San-A Co. Ltd.	31,600	605,821
Shoei Foods Corp.	6,500	174,052
Toho Co. Ltd.	26,400	221,037
Trial Holdings, Inc.(a)	15,800	417,122
United Super Markets Holdings, Inc.(a)	45,826	258,094
Valor Holdings Co. Ltd.	33,491	770,489
Yamatane Corp.	14,000	189,993
Yokorei Co. Ltd.	31,400	304,151
Total Consumer Staples Distribution & Retail		10,345,197

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Containers & Packaging – 1.0%
FP Corp.	36,100	$534,159
Fuji Seal International, Inc.	33,610	545,061
Hokkan Holdings Ltd.	17,700	246,770
Kohsoku Corp.	22,400	440,707
Nihon Yamamura Glass Co. Ltd.	15,000	264,850
Pack Corp.	36,500	301,700
Rengo Co. Ltd.	140,600	1,111,349
Tomoku Co. Ltd.	17,600	373,374
Total Containers & Packaging		3,817,970
Distributors – 0.5%
Central Automotive Products Ltd.	31,500	373,628
GSI Creos Corp.	16,000	242,781
Happinet Corp.	23,400	395,221
PALTAC Corp.	25,000	756,176
Yamae Group Holdings Co. Ltd.	12,400	222,840
Total Distributors		1,990,646
Diversified Consumer Services – 0.3%
Aucnet, Inc.	60,000	448,048
JP-Holdings, Inc.	36,800	155,675
Nagase Brothers, Inc.	14,700	217,234
San Holdings, Inc.	17,300	144,846
Waseda Academy Co. Ltd.	13,600	173,708
Total Diversified Consumer Services		1,139,511
Diversified Telecommunication Services – 0.2%
Asahi Net, Inc.	56,900	231,406
U-Next Holdings Co. Ltd.(a)	21,500	223,122
Vision, Inc.	27,900	198,872
Total Diversified Telecommunication Services		653,400
Electric Utilities – 1.0%
Chugoku Electric Power Co., Inc.	223,700	1,402,888
Hokkaido Electric Power Co., Inc.	78,700	522,391
Hokuriku Electric Power Co.	90,100	604,574
Okinawa Electric Power Co., Inc.	31,800	210,681
Shikoku Electric Power Co., Inc.	106,100	1,165,773
Total Electric Utilities		3,906,307
Electrical Equipment – 1.1%
Cosel Co. Ltd.	17,200	121,846
Daihen Corp.	5,700	400,207
Mabuchi Motor Co. Ltd.	107,400	1,056,853
Mirai Industry Co. Ltd.	10,200	203,564
Nitto Kogyo Corp.	37,100	984,110
Sanyo Denki Co. Ltd.	7,100	194,582
Sinfonia Technology Co. Ltd.	6,300	410,654
SWCC Corp.	8,100	613,011
Toyo Tanso Co. Ltd.	7,000	222,641
Total Electrical Equipment		4,207,468
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 7.1%
A&D HOLON Holdings Co. Ltd.	16,800	$264,107
Ai Holdings Corp.	23,000	390,345
Alps Alpine Co. Ltd.	107,200	1,402,919
Amano Corp.	48,635	1,154,963
Anritsu Corp.	69,300	1,192,680
Chino Corp.	23,000	209,919
Citizen Watch Co. Ltd.	164,000	1,716,387
Daitron Co. Ltd.	22,400	373,263
Daiwabo Holdings Co. Ltd.	51,195	986,314
Dexerials Corp.	72,800	967,601
Enplas Corp.	2,600	190,559
ESPEC Corp.	18,500	345,719
FTGroup Co. Ltd.	23,800	189,843
Furuno Electric Co. Ltd.	13,700	524,439
Hagiwara Electric Holdings Co. Ltd.	5,100	118,131
Hakuto Co. Ltd.	14,834	388,823
Hioki EE Corp.	7,700	339,770
Hochiki Corp.	47,700	617,051
Hokuriku Electric Industry Co. Ltd.	10,300	172,087
Iriso Electronics Co. Ltd.	15,800	317,311
Japan Aviation Electronics Industry Ltd.	21,900	309,042
Jeol Ltd.	17,600	632,688
Kaga Electronics Co. Ltd.	29,700	688,874
Koa Corp.	22,400	203,598
Kohoku Kogyo Co. Ltd.	5,900	139,072
Kuroda Group Co. Ltd.	83,900	501,006
Kyosan Electric Manufacturing Co. Ltd.	68,100	261,116
Macnica Holdings, Inc.	96,600	1,402,944
Marubun Corp.	37,200	258,616
Maxell Ltd.	21,700	280,713
Meiko Electronics Co. Ltd.	5,100	773,864
Nagano Keiki Co. Ltd.	10,700	182,671
Nichicon Corp.	26,000	280,282
Nippon Signal Co. Ltd.	63,800	641,649
Nohmi Bosai Ltd.	38,491	991,974
Oki Electric Industry Co. Ltd.	39,000	630,756
Optex Group Co. Ltd.	16,500	269,970
Osaki Electric Co. Ltd.	32,900	345,358
Restar Corp.	24,000	396,606
Rigaku Holdings Corp.(a)	76,600	963,940
Riken Keiki Co. Ltd.	11,000	201,898
RYODEN Corp.	16,761	345,039
Ryoyo Ryosan Holdings, Inc.	41,400	778,608
Sanshin Electronics Co. Ltd.	23,000	391,791
Santec Holdings Corp.	6,000	620,026
Satori Electric Co. Ltd.	10,800	130,594
Siix Corp.	30,000	221,573
Sumida Corp.	20,000	136,024
Sun-Wa Technos Corp.	16,100	315,240
Suzuki Co. Ltd.	17,400	293,008
See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Tachibana Eletech Co. Ltd.	9,700	$174,257
Takachiho Koheki Co. Ltd.	21,000	266,642
Tokyo Electron Device Ltd.	15,100	280,663
Tomen Devices Corp.	5,600	409,730
Tsuzuki Denki Co. Ltd.	12,300	267,896
V Technology Co. Ltd.	5,700	147,435
Yashima Denki Co. Ltd.	13,500	242,438
Yokowo Co. Ltd.	17,700	328,433
Total Electronic Equipment, Instruments & Components		27,568,265
Energy Equipment & Services – 0.1%
Toyo Kanetsu KK	28,200	487,992
Entertainment – 0.2%
Anycolor, Inc.	15,400	280,625
Daiichikosho Co. Ltd.	57,800	612,733
Total Entertainment		893,358
Financial Services – 0.4%
GMO Financial Gate, Inc.	2,500	81,715
Japan Investment Adviser Co. Ltd.(a)	45,100	531,822
Japan Securities Finance Co. Ltd.	60,000	779,181
J-Lease Co. Ltd.	13,900	107,118
Total Financial Services		1,499,836
Food Products – 4.5%
Ariake Japan Co. Ltd.	13,028	458,588
Calbee, Inc.	44,300	856,818
Chubu Shiryo Co. Ltd.	28,800	317,707
Ezaki Glico Co. Ltd.(a)	15,400	569,187
Feed One Co. Ltd.	37,900	281,111
Fuji Oil Co. Ltd.	20,500	462,729
Fujicco Co. Ltd.	25,500	254,054
Fujiya Co. Ltd.(a)	8,900	138,292
Hokuto Corp.	13,991	167,357
House Foods Group, Inc.	29,000	555,792
Itoham Yonekyu Holdings, Inc.	23,700	855,101
J-Oil Mills, Inc.	20,600	261,304
Kakiyasu Honten Co. Ltd.(a)	10,100	180,935
Kameda Seika Co. Ltd.	24,000	218,593
Kanro, Inc.(a)	21,800	161,832
Kenko Mayonnaise Co. Ltd.	11,000	152,599
Kotobuki Spirits Co. Ltd.	45,200	520,074
Kyokuyo Co. Ltd.	7,200	224,477
Marudai Food Co. Ltd.	21,600	309,561
Megmilk Snow Brand Co. Ltd.	26,300	535,621
Mitsui DM Sugar Co. Ltd.	21,198	453,034
Miyoshi Oil & Fat Co. Ltd.(a)	13,900	195,451
Morinaga & Co. Ltd.	49,674	843,200
Morinaga Milk Industry Co. Ltd.	35,800	1,072,042
Nichimo Co. Ltd.	12,300	193,210
Nippn Corp.	37,483	639,207
Nisshin Oillio Group Ltd.	63,000	755,968
Nissui Corp.	142,800	1,205,932
Investments	Shares	Value
Prima Meat Packers Ltd.	31,600	$542,259
Riken Vitamin Co. Ltd.	30,800	556,022
S Foods, Inc.	21,600	405,823
S&B Foods, Inc.	10,000	295,116
Sakata Seed Corp.	15,500	419,920
Shimadaya Corp.	10,300	116,603
Showa Sangyo Co. Ltd.	16,200	331,963
Starzen Co. Ltd.	46,500	370,328
Umios Corp.	76,696	702,167
Warabeya Nichiyo Holdings Co. Ltd.	8,700	163,347
Wellneo Sugar Co. Ltd.	30,600	550,104
Total Food Products		17,293,428
Gas Utilities – 0.7%
Hokkaido Gas Co. Ltd.	74,600	408,427
Nippon Gas Co. Ltd.	93,300	1,720,968
Saibu Gas Holdings Co. Ltd.	33,700	539,107
Total Gas Utilities		2,668,502
Ground Transportation – 1.6%
Keikyu Corp.	88,400	847,382
Maruzen Showa Unyu Co. Ltd.	10,000	516,689
Nagoya Railroad Co. Ltd.	60,300	654,207
NANKAI Co. Ltd.	24,900	480,189
Nishi-Nippon Railroad Co. Ltd.	17,400	329,100
Sakai Moving Service Co. Ltd.	30,200	518,994
Seino Holdings Co. Ltd.	129,400	1,973,657
Sotetsu Holdings, Inc.	28,100	516,995
Zero Co. Ltd.	15,300	327,946
Total Ground Transportation		6,165,159
Health Care Equipment & Supplies – 1.0%
Eiken Chemical Co. Ltd.	17,470	335,476
Japan Lifeline Co. Ltd.	43,800	376,907
Mizuho Medy Co. Ltd.	16,200	184,107
Nagaileben Co. Ltd.(a)	22,026	230,658
Nakanishi, Inc.	38,200	648,793
Nihon Kohden Corp.	48,500	443,570
Nipro Corp.	33,400	325,833
PHC Holdings Corp.	86,000	588,686
Rion Co. Ltd.	10,800	184,107
Shofu, Inc.	18,800	198,056
Tauns Laboratories, Inc.(a)	92,500	288,390
Total Health Care Equipment & Supplies		3,804,583
Health Care Providers & Services – 1.5%
Alfresa Holdings Corp.	91,600	1,455,558
As One Corp.	33,200	459,946
Charm Care Corp. KK	18,300	148,158
Elan Corp.	23,500	106,355
Falco Holdings Co. Ltd.	13,200	216,557
France Bed Holdings Co. Ltd.	23,300	189,370
HU Group Holdings, Inc.	29,000	581,677
Ship Healthcare Holdings, Inc.	37,414	564,067

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Solasto Corp.	69,700	$488,500
Suzuken Co. Ltd.	18,500	690,160
Toho Holdings Co. Ltd.	17,200	514,843
Tokai Corp.	10,100	156,112
Vital KSK Holdings, Inc.	39,500	363,741
Total Health Care Providers & Services		5,935,044
Health Care Technology – 0.1%
EM Systems Co. Ltd.(a)	65,100	268,027
JMDC, Inc.*	6,100	124,232
Total Health Care Technology		392,259
Hotels, Restaurants & Leisure – 1.6%
Create Restaurants Holdings, Inc.(a)	60,300	289,200
Curves Holdings Co. Ltd.	52,800	245,929
Doutor Nichires Holdings Co. Ltd.	17,100	315,365
Fuji Kyuko Co. Ltd.	12,200	186,501
Hiday Hidaka Corp.(a)	13,498	250,717
HIS Co. Ltd.	14,100	92,351
Ichibanya Co. Ltd.(a)	16,980	98,087
Kisoji Co. Ltd.	10,200	161,569
KOMEDA Holdings Co. Ltd.	17,400	323,632
Koshidaka Holdings Co. Ltd.	37,500	253,866
Kura Sushi, Inc.(a)	5,800	131,975
Kyoritsu Maintenance Co. Ltd.	18,800	287,572
Monogatari Corp.	7,100	208,640
MOS Food Services, Inc.	7,200	191,891
Ohsho Food Service Corp.	24,900	483,632
Resorttrust, Inc.	91,216	995,068
Round One Corp.	63,900	328,397
Royal Holdings Co. Ltd.(a)	23,600	216,285
Saizeriya Co. Ltd.(a)	6,500	259,853
St. Marc Holdings Co. Ltd.	12,900	240,826
Tokyotokeiba Co. Ltd.	9,642	344,249
Toridoll Holdings Corp.	8,600	235,528
Yoshinoya Holdings Co. Ltd.	8,400	173,977
Total Hotels, Restaurants & Leisure		6,315,110
Household Durables – 1.8%
&Do Holdings Co. Ltd.	23,200	158,954
Casio Computer Co. Ltd.	124,700	1,098,150
Cleanup Corp.	49,200	284,827
ES-Con Japan Ltd.	82,900	563,818
Eslead Corp.	10,400	399,422
Foster Electric Co. Ltd.	18,600	337,417
Fuji Corp. Ltd.	29,100	146,881
Global Ltd.(a)	26,200	162,546
Hoosiers Holdings Co. Ltd.	39,800	297,706
JVCKenwood Corp.	40,300	276,494
Ki-Star Real Estate Co. Ltd.	26,600	547,583
LEC, Inc.	20,800	146,302
Noritz Corp.	31,100	451,184
Investments	Shares	Value
Sangetsu Corp.	45,200	$877,918
Tamron Co. Ltd.	98,628	613,751
TASUKI Holdings, Inc.	59,600	293,711
Zojirushi Corp.	32,700	342,436
Total Household Durables		6,999,100
Household Products – 0.4%
Earth Corp.	10,200	304,224
Pigeon Corp.	75,100	770,874
ST Corp.	25,000	230,844
Transaction Co. Ltd.	26,300	189,120
Total Household Products		1,495,062
Independent Power and Renewable Electricity Producers – 0.0%
eRex Co. Ltd.	25,700	156,213
Industrial Conglomerates – 0.5%
Keihan Holdings Co. Ltd.	16,200	328,908
Mie Kotsu Group Holdings, Inc.	42,000	144,409
Mitsui Matsushima Holdings Co. Ltd.	15,700	129,871
Nisshinbo Holdings, Inc.	63,900	578,189
TOKAI Holdings Corp.	80,400	588,256
Total Industrial Conglomerates		1,769,633
Insurance – 0.1%
FP Partner, Inc.(a)	16,900	249,851
Zenhoren Co. Ltd.	32,600	196,719
Total Insurance		446,570
Interactive Media & Services – 0.2%
Kamakura Shinsho Ltd.(a)	44,500	129,229
LIFULL Co. Ltd.	105,800	127,021
MTI Ltd.	30,900	120,034
Sharingtechnology, Inc.	22,000	166,497
ZIGExN Co. Ltd.	37,600	96,665
Total Interactive Media & Services		639,446
IT Services – 1.7%
Avant Group Corp.	14,300	115,144
Base Co. Ltd.	14,900	296,895
Business Brain Showa-Ota, Inc.	24,000	140,600
Business Engineering Corp.	33,000	245,182
Change Holdings, Inc.	26,000	151,989
Comture Corp.	18,900	171,905
Dentsu Soken, Inc.	48,900	605,525
Digital Information Technologies Corp.(a)	22,400	128,974
Double Standard, Inc.	13,700	117,633
DTS Corp.	100,328	647,664
Future Corp.	31,000	309,825
ID Holdings Corp.	33,400	196,298
Ines Corp.	12,400	150,820
Itfor, Inc.	21,600	224,431
Japan Business Systems, Inc.	21,000	193,117
JBCC Holdings, Inc.	52,800	396,274

See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Mitsubishi Research Institute, Inc.	7,200	$211,126
NCD Co. Ltd.	8,800	145,920
NSD Co. Ltd.	36,800	633,920
Ryoyu Systems Co. Ltd.	9,200	168,166
Simplex Holdings, Inc.	67,500	339,855
Softcreate Holdings Corp.	13,800	164,032
Startia Holdings, Inc.	13,000	217,851
TDC Soft, Inc.	21,300	122,104
TechMatrix Corp.	14,000	156,553
Uchida Yoko Co. Ltd.	33,700	417,940
Total IT Services		6,669,743
Leisure Products – 0.6%
Daikoku Denki Co. Ltd.	13,000	197,831
GLOBERIDE, Inc.	14,300	188,312
Mamiya-Op Co. Ltd.	16,200	140,524
Mizuno Corp.	25,369	537,391
Roland Corp.(a)	22,900	550,585
Tomy Co. Ltd.	29,900	489,030
Yonex Co. Ltd.	14,300	265,614
Total Leisure Products		2,369,287
Life Sciences Tools & Services – 0.0%
Shin Nippon Biomedical Laboratories Ltd.	21,900	194,648
Machinery – 5.4%
Aida Engineering Ltd.	23,000	154,837
Anest Iwata Corp.	30,900	308,437
Bando Chemical Industries Ltd.	23,600	299,506
CKD Corp.	20,900	560,959
Daihatsu Infinearth Mfg Co. Ltd.	9,600	123,703
DMG Mori Co. Ltd.	62,500	929,505
Furukawa Co. Ltd.	13,300	355,720
Galilei Co. Ltd.	16,900	372,864
Glory Ltd.	23,900	597,162
Harmonic Drive Systems, Inc.	7,600	165,529
Hosokawa Micron Corp.	5,500	199,133
Kanadevia Corp.	48,200	305,094
Kitz Corp.	46,789	520,270
Kyokuto Kaihatsu Kogyo Co. Ltd.	29,380	530,018
Max Co. Ltd.	80,800	815,161
Meidensha Corp.	21,000	990,006
METAWATER Co. Ltd.	13,800	294,927
Mitsubishi Logisnext Co. Ltd.*	14,300	137,346
Mitsuboshi Belting Ltd.	15,146	374,152
Miura Co. Ltd.	39,000	761,418
Morita Holdings Corp.	15,405	258,832
Nabtesco Corp.	34,300	828,340
Nachi-Fujikoshi Corp.	7,300	203,963
Nikkiso Co. Ltd.	15,000	234,113
Nissei ASB Machine Co. Ltd.	8,400	391,250
Nomura Micro Science Co. Ltd.	9,900	188,554
Noritake Co. Ltd.	22,000	430,762
NSK Ltd.	329,600	2,253,064
Investments	Shares	Value
NTN Corp.	223,100	$447,771
Obara Group, Inc.	8,179	265,796
Oiles Corp.	15,500	232,368
OKUMA Corp.	24,540	541,426
OSG Corp.(a)	34,200	543,881
Ryobi Ltd.	9,900	150,345
Shibaura Machine Co. Ltd.	9,561	225,969
Shinmaywa Industries Ltd.	25,685	371,172
Shinwa Co. Ltd.	6,600	127,777
Takeuchi Manufacturing Co. Ltd.	25,200	978,918
Takuma Co. Ltd.	37,300	632,803
Teikoku Corp.	13,200	231,160
Tocalo Co. Ltd.	39,700	623,861
Tsubakimoto Chain Co.	61,335	886,734
Tsugami Corp.	22,100	443,834
Union Tool Co.	2,900	235,332
YAMABIKO Corp.	20,400	447,520
Total Machinery		20,971,292
Marine Transportation – 0.4%
Iino Kaiun Kaisha Ltd.	52,800	581,135
Japan Transcity Corp.	24,600	190,349
NS United Kaiun Kaisha Ltd.	13,700	627,777
Total Marine Transportation		1,399,261
Media – 0.7%
Intage Holdings, Inc.	20,800	219,911
SKY Perfect JSAT Corp.	110,000	2,000,314
ValueCommerce Co. Ltd.(a)	48,000	128,229
Vector, Inc.	29,600	227,922
Zenrin Co. Ltd.	41,680	259,370
Total Media		2,835,746
Metals & Mining – 3.2%
Aichi Steel Corp.	34,500	609,155
Araya Industrial Co. Ltd.	14,200	218,681
ARE Holdings, Inc.	45,800	965,862
Chubu Steel Plate Co. Ltd.	24,000	366,132
Daido Steel Co. Ltd.	104,600	1,191,700
Daiki Aluminium Industry Co. Ltd.	42,300	374,103
Dowa Holdings Co. Ltd.	26,300	1,444,029
Godo Steel Ltd.	18,500	422,701
Kurimoto Ltd.	55,600	531,920
Kyoei Steel Ltd.	30,014	437,881
Mitsubishi Materials Corp.	64,400	1,949,123
Mitsubishi Steel Manufacturing Co. Ltd.	14,300	160,087
Mory Industries, Inc.	29,300	173,859
Nippon Denko Co. Ltd.	95,800	247,494
Nippon Light Metal Holdings Co. Ltd.	33,600	586,295
Nippon Yakin Kogyo Co. Ltd.	13,900	404,969
OSAKA Titanium Technologies Co. Ltd.	9,300	145,267
Toho Titanium Co. Ltd.	16,500	243,004
Tokyo Rope Manufacturing Co. Ltd.	21,500	253,800

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Tokyo Tekko Co. Ltd.	30,600	$381,803
Topy Industries Ltd.	24,100	439,311
UACJ Corp.	68,500	993,334
Total Metals & Mining		12,540,510
Oil, Gas & Consumable Fuels – 1.0%
Itochu Enex Co. Ltd.	93,281	1,167,405
Iwatani Corp.	111,200	1,401,446
Sala Corp.	52,200	337,959
San-Ai Obbli Co. Ltd.	54,716	828,874
Total Oil, Gas & Consumable Fuels		3,735,684
Paper & Forest Products – 0.4%
Chuetsu Pulp & Paper Co. Ltd.	20,000	231,190
Daio Paper Corp.	36,200	232,778
Hokuetsu Corp.	78,800	452,720
Nippon Paper Industries Co. Ltd.	29,800	237,703
Tokushu Tokai Paper Co. Ltd.	33,200	334,316
Total Paper & Forest Products		1,488,707
Personal Care Products – 0.6%
Milbon Co. Ltd.	23,300	395,143
MTG Co. Ltd.	5,600	214,369
Noevir Holdings Co. Ltd.	21,900	622,214
Pola Orbis Holdings, Inc.(a)	139,000	1,142,388
Shinnihonseiyaku Co. Ltd.	12,500	162,251
Total Personal Care Products		2,536,365
Pharmaceuticals – 1.3%
ASKA Pharmaceutical Holdings Co. Ltd.	13,900	206,198
Daito Pharmaceutical Co. Ltd.	21,200	192,691
Fuji Pharma Co. Ltd.	15,800	235,177
Fuso Pharmaceutical Industries Ltd.	12,900	191,607
JCR Pharmaceuticals Co. Ltd.	70,900	253,135
Kyorin Pharmaceutical Co. Ltd.	25,185	260,414
Mochida Pharmaceutical Co. Ltd.	18,322	398,480
Nippon Shinyaku Co. Ltd.	40,300	1,295,203
Towa Pharmaceutical Co. Ltd.	23,200	584,047
Tsumura & Co.	46,100	1,085,490
ZERIA Pharmaceutical Co. Ltd.	15,100	208,338
Total Pharmaceuticals		4,910,780
Professional Services – 1.8%
Altech Corp.	660	10,670
Bell System24 Holdings, Inc.	46,600	424,142
Copro-Holdings Co. Ltd.	15,500	82,133
Dip Corp.(a)	32,800	428,633
en, Inc./Japan	26,400	184,530
Funai Soken Holdings, Inc.	68,820	493,580
Insource Co. Ltd.	17,800	78,209
JAC Recruitment Co. Ltd.	82,300	439,202
MEITEC Group Holdings, Inc.	65,700	1,350,011
Nomura Co. Ltd.	70,200	564,371
Open Up Group, Inc.	55,600	622,088
Investments	Shares	Value
Quick Co. Ltd.	23,100	$121,533
SMS Co. Ltd.	16,200	167,305
Space Co. Ltd.	18,000	169,942
Tanseisha Co. Ltd.	41,400	383,579
TKC Corp.	16,400	381,419
Transcosmos, Inc.	15,600	381,445
UT Group Co. Ltd.	585,000	713,370
Weathernews, Inc.(a)	11,000	129,505
Total Professional Services		7,125,667
Real Estate Management & Development – 2.7%
Airport Facilities Co. Ltd.	43,800	264,303
Aoyama Zaisan Networks Co. Ltd.(a)	17,100	138,442
Arealink Co. Ltd.	32,400	217,100
AZOOM Co. Ltd.	5,200	144,472
B-Lot Co. Ltd.	18,800	163,905
Cosmos Initia Co. Ltd.	23,600	166,738
Dear Life Co. Ltd.	43,800	285,503
FaithNetwork Co. Ltd.	32,800	159,371
Global Link Management KK	12,600	156,896
Good Com Asset Co. Ltd.(a)	21,100	207,565
Heiwa Real Estate Co. Ltd.	40,636	616,603
Ichigo, Inc.	204,400	598,720
JALCO Holdings, Inc.	111,000	249,783
Japan Property Management Center Co. Ltd.	30,800	253,617
JINUSHI Co. Ltd.	12,500	255,359
JSB Co. Ltd.(a)	10,100	316,478
Kasumigaseki Capital Co. Ltd.	4,900	193,117
Katitas Co. Ltd.	43,500	853,102
Keihanshin Building Co. Ltd.	23,500	285,829
LA Holdings Co. Ltd.	10,300	567,798
Leopalace21 Corp.	110,800	442,253
Loadstar Capital KK	9,800	173,282
Mugen Estate Co. Ltd.	29,700	405,297
Relo Group, Inc.	56,300	668,848
Star Mica Holdings Co. Ltd.	23,500	231,470
Starts Corp., Inc.	33,800	1,009,177
Sun Frontier Fudousan Co. Ltd.	36,700	607,399
Tosei Corp.	56,300	554,896
Urbanet Corp. Co. Ltd.	44,400	148,474
Total Real Estate Management & Development		10,335,797
Semiconductors & Semiconductor Equipment – 2.0%
Ferrotec Corp.	28,600	1,128,971
Japan Electronic Materials Corp.	6,500	212,867
Japan Material Co. Ltd.	31,700	313,433
Micronics Japan Co. Ltd.	9,500	551,763
Mitsui High-Tec, Inc.(a)	76,400	282,856
Optorun Co. Ltd.	28,500	460,758
Rorze Corp.(a)	30,300	489,478
Shibaura Mechatronics Corp.	27,800	690,238
Tera Probe, Inc.	4,600	219,750
See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Tokyo Seimitsu Co. Ltd.	15,600	$1,295,342
Towa Corp.	13,800	192,484
Tri Chemical Laboratories, Inc.	8,100	133,854
Ulvac, Inc.	18,600	953,091
YAC Holdings Co. Ltd.	29,300	183,436
Yamaichi Electronics Co. Ltd.	14,100	654,083
Total Semiconductors & Semiconductor Equipment		7,762,404
Software – 1.1%
Celsys, Inc.	15,000	124,363
Computer Engineering & Consulting Ltd.	16,800	203,492
Cresco Ltd.	32,600	291,390
Cybozu, Inc.(a)	16,600	215,678
Digital Arts, Inc.	2,800	90,816
Focus Systems Corp.	15,200	149,908
Fukui Computer Holdings, Inc.	6,500	126,658
I’ll, Inc.	10,060	150,435
Intelligent Wave, Inc.	21,800	130,452
Japan System Techniques Co. Ltd.	11,000	136,143
Justsystems Corp.	7,100	155,755
Miroku Jyoho Service Co. Ltd.	14,200	154,237
NCS&A Co. Ltd.	13,800	131,676
NSW, Inc.	10,500	161,701
PCA Corp.	18,400	187,944
Plus Alpha Consulting Co. Ltd.	13,800	175,829
Pro-Ship, Inc.	17,400	150,058
Soliton Systems KK	17,500	181,941
SRA Holdings	9,400	272,387
System Research Co. Ltd.	13,900	146,785
Systena Corp.	236,200	613,179
WingArc1st, Inc.	17,100	278,927
Total Software		4,229,754
Specialty Retail – 3.4%
Alpen Co. Ltd.	10,600	137,122
and ST HD Co. Ltd.	30,700	569,076
AOKI Holdings, Inc.	98,800	1,001,104
Aoyama Trading Co. Ltd.	166,500	842,495
ARCLANDS Corp.	22,036	247,384
Asahi Co. Ltd.	22,100	184,896
Autobacs Seven Co. Ltd.	61,000	600,453
Bic Camera, Inc.	76,200	826,470
DCM Holdings Co. Ltd.	73,445	738,651
EDION Corp.	41,439	562,626
Geo Holdings Corp.	15,300	162,915
Hard Off Corp. Co. Ltd.	16,300	200,100
Honeys Holdings Co. Ltd.	10,100	92,436
Japan Eyewear Holdings Co. Ltd.(a)	17,700	222,849
JINS Holdings, Inc.	6,700	215,205
Joshin Corp.	30,300	536,902
Joyful Honda Co. Ltd.	30,300	403,391
Kohnan Shoji Co. Ltd.	18,300	469,894
Kojima Co. Ltd.	25,100	203,053
Investments	Shares	Value
Komehyo Holdings Co. Ltd.	8,800	$235,364
K’s Holdings Corp.	75,000	788,940
KU Holdings Co. Ltd.	33,900	250,377
Nafco Co. Ltd.	17,700	235,421
Nextage Co. Ltd.	17,100	335,895
Nishimatsuya Chain Co. Ltd.	18,600	244,586
Nissan Tokyo Sales Holdings Co. Ltd.	70,200	224,160
Nojima Corp.	85,000	579,703
Scroll Corp.	52,200	436,395
Syuppin Co. Ltd.	18,400	127,224
United Arrows Ltd.	16,100	244,197
VT Holdings Co. Ltd.	55,000	168,364
World Co. Ltd.	42,000	388,874
Xebio Holdings Co. Ltd.	31,100	193,923
Yellow Hat Ltd.	56,100	544,814
Total Specialty Retail		13,215,259
Technology Hardware, Storage & Peripherals – 0.6%
Elecom Co. Ltd.	61,100	612,575
Konica Minolta, Inc.	83,600	269,681
MCJ Co. Ltd.	54,000	777,635
Mimaki Engineering Co. Ltd.	17,300	170,184
Toshiba TEC Corp.	6,300	105,376
Wacom Co. Ltd.	92,400	429,794
Total Technology Hardware, Storage & Peripherals		2,365,245
Textiles, Apparel & Luxury Goods – 1.6%
Daidoh Ltd.	51,600	227,041
Fujibo Holdings, Inc.	19,800	448,671
Goldwin, Inc.	56,500	785,580
Gunze Ltd.	21,866	508,544
Hagihara Industries, Inc.	14,900	162,121
Japan Wool Textile Co. Ltd.	33,425	377,552
Kurabo Industries Ltd.	15,576	823,397
Matsuoka Corp.	10,200	135,025
Morito Co. Ltd.	26,400	305,834
Onward Holdings Co. Ltd.	227,733	1,014,914
Seiko Group Corp.	32,000	1,100,258
Wacoal Holdings Corp.	15,000	373,091
Total Textiles, Apparel & Luxury Goods		6,262,028
Trading Companies & Distributors – 3.5%
Alconix Corp.	24,500	405,638
Chori Co. Ltd.	13,700	361,252
Daiichi Jitsugyo Co. Ltd.	20,500	416,855
Gecoss Corp.	24,400	266,715
Hanwa Co. Ltd.	117,110	1,143,201
Inaba Denki Sangyo Co. Ltd.	88,276	1,442,690
Inabata & Co. Ltd.	29,441	730,982
Japan Pulp & Paper Co. Ltd.	69,900	454,313
Kamei Corp.	20,300	417,892
Kanaden Corp.	14,300	184,177
Kanamoto Co. Ltd.	16,928	462,331

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026
Investments	Shares	Value
Kanematsu Corp.	132,200	$1,832,718
KPP Group Holdings Co. Ltd.	37,700	207,825
Meiwa Corp.	45,200	224,168
Nagase & Co. Ltd.	176,400	1,280,671
Nishio Holdings Co. Ltd.	8,300	225,121
Sanyo Trading Co. Ltd.	15,000	147,841
Seika Corp.	24,800	395,329
Senshu Electric Co. Ltd.	6,600	243,937
Shinsho Corp.	15,900	229,070
Tomoe Engineering Co. Ltd.	14,900	169,333
Totech Corp.	32,600	745,892
Trusco Nakayama Corp.	20,500	291,605
Tsubakimoto Kogyo Co. Ltd.	8,700	148,035
Wakita & Co. Ltd.	39,000	461,116
Yamazen Corp.	36,006	325,229
Yuasa Co. Ltd.	8,900	330,065
Total Trading Companies & Distributors		13,544,001
Wireless Telecommunication Services – 0.3%
Okinawa Cellular Telephone Co.	54,500	1,176,740
TOTAL COMMON STOCKS (Cost: $333,560,588)		380,729,712
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree Japan Hedged Equity Fund (a) (b) (Cost: $1,040,074)	6,593	1,045,518
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $435,837)	435,837	$435,837
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $2,435,845)	2,435,845	2,435,845
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $337,472,344)		384,646,912
Other Assets less Liabilities – 0.8%		3,026,366
NET ASSETS – 100.0%		$387,673,278

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,041,195 and the total market value of the collateral held by the Fund was $10,359,757. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,923,912.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree Japan Hedged Equity Fund	$417,142	$4,791,037	$4,295,956	$147,489	$(14,194)	$1,045,518	$24,412	$—
WisdomTree Treasury Money Market Digital Fund	—	5,800,000	5,800,000	—	—	—^	—	2,583
Total	$417,142	$10,591,037	$10,095,956	$147,489	$(14,194)	$1,045,518	$24,412	$2,583

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/1/2026	259,240	JPY	1,634	USD	$—	$(4)

See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Japan SmallCap Dividend Fund (DFJ) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Electronic Equipment, Instruments & Components	$27,319,540	$248,725	$—	$27,568,265
Consumer Finance	—	332,866	—	332,866
Other	352,828,581	—	—	352,828,581
Exchange-Traded Fund	1,045,518	—	—	1,045,518
Mutual Fund	—	435,837	—	435,837
Investment of Cash Collateral for Securities Loaned	—	2,435,845	—	2,435,845
Total Investments in Securities	$381,193,639	$3,453,273	$—	$384,646,912
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4)	$—	$(4)
Total – Net	$381,193,639	$3,453,269	$—	$384,646,908

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments WisdomTree True Developed International Fund (DOL) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 6.4%
ANZ Group Holdings Ltd.	114,591	$2,823,047
Aristocrat Leisure Ltd.	16,090	499,538
BHP Group Ltd.	223,865	7,726,055
Brambles Ltd.	71,833	1,111,884
Coles Group Ltd.	84,630	1,272,870
Commonwealth Bank of Australia	45,341	5,207,765
CSL Ltd.	12,514	1,206,603
Goodman Group	34,289	599,795
Macquarie Group Ltd.	6,406	885,962
National Australia Bank Ltd.	99,004	2,809,957
Northern Star Resources Ltd.	49,104	684,734
REA Group Ltd.	4,092	438,384
Rio Tinto Ltd.(a)	22,707	2,510,564
Rio Tinto PLC	75,707	6,932,526
Sigma Healthcare Ltd.	196,401	356,465
Telstra Group Ltd.	832,561	3,039,278
Transurban Group	180,567	1,732,622
Wesfarmers Ltd.	49,141	2,453,908
Westpac Banking Corp.	111,009	3,000,907
WiseTech Global Ltd.	6,396	166,551
Woolworths Group Ltd.	59,270	1,478,029
Total Australia		46,937,444
Austria – 0.2%
Erste Group Bank AG	7,535	803,069
Verbund AG	11,604	877,749
Total Austria		1,680,818
Belgium – 0.8%
Anheuser-Busch InBev SA	42,230	2,905,820
KBC Group NV	19,609	2,361,019
UCB SA	2,599	774,096
Total Belgium		6,040,935
Chile – 0.1%
Antofagasta PLC	19,588	859,387
China – 0.7%
BOC Hong Kong Holdings Ltd.	726,634	3,966,727
Prosus NV*	16,944	761,002
Total China		4,727,729
Denmark – 0.8%
Danske Bank AS	35,358	1,702,640
Novo Nordisk AS, Class B	121,380	4,321,498
Total Denmark		6,024,138
Finland – 1.1%
Kone OYJ, Class B	27,615	1,742,990
Nordea Bank Abp	328,312	5,551,274
Sampo OYJ, Class A	80,309	851,480
Total Finland		8,145,744
Investments	Shares	Value
France – 9.2%
Air Liquide SA	12,829	$2,629,937
Airbus SE	9,677	1,793,117
AXA SA	175,508	7,935,124
BNP Paribas SA	71,158	6,640,227
Cie de Saint-Gobain SA	16,033	1,294,234
Cie Generale des Etablissements Michelin SCA	45,652	1,535,401
Credit Agricole SA	175,868	3,227,977
Danone SA	33,870	2,694,287
Dassault Aviation SA	2,277	837,440
Dassault Systemes SE	14,247	283,494
Engie SA	218,946	6,990,389
EssilorLuxottica SA	8,176	1,869,005
Hermes International SCA	1,032	1,913,214
Kering SA	3,565	1,054,008
Legrand SA	7,982	1,211,226
L’Oreal SA	11,537	4,643,885
LVMH Moet Hennessy Louis Vuitton SE	13,559	7,234,862
Orange SA	181,763	3,701,628
Publicis Groupe SA	14,550	1,187,598
Safran SA	5,329	1,715,536
Thales SA	4,241	1,231,881
Veolia Environnement SA	48,922	1,840,976
Vinci SA	26,668	3,943,793
Total France		67,409,239
Germany – 7.1%
adidas AG	3,239	509,974
Allianz SE, Registered Shares	16,128	6,676,757
BASF SE	58,359	3,523,440
Bayer AG, Registered Shares	12,261	556,397
Bayerische Motoren Werke AG	36,097	3,244,095
Beiersdorf AG	5,327	470,030
Commerzbank AG	15,013	532,605
Daimler Truck Holding AG	54,959	2,626,036
Deutsche Bank AG, Registered Shares	22,944	663,942
Deutsche Boerse AG	1,595	461,461
Deutsche Post AG, Registered Shares	67,914	3,501,710
Deutsche Telekom AG, Registered Shares	172,865	6,363,642
E.ON SE	112,793	2,464,043
Fresenius SE & Co. KGaA	17,417	889,408
Hannover Rueck SE	1,856	572,686
Heidelberg Materials AG	6,211	1,276,328
Henkel AG & Co. KGaA	11,976	852,762
HochTief AG	3,321	1,464,767
Infineon Technologies AG	21,916	959,561
MTU Aero Engines AG	872	311,463
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,666	2,278,407
Rheinmetall AG	461	767,267
RWE AG	26,925	1,789,406
SAP SE	14,256	2,412,944

See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments (continued) WisdomTree True Developed International Fund (DOL) March 31, 2026
Investments	Shares	Value
Siemens AG, Registered Shares	19,107	$4,528,502
Siemens Healthineers AG(b)	29,150	1,219,194
Vonovia SE	48,213	1,197,680
Total Germany		52,114,507
Hong Kong – 1.4%
AIA Group Ltd.	187,004	2,023,837
CLP Holdings Ltd.	154,500	1,448,401
Hong Kong Exchanges & Clearing Ltd.	35,724	1,770,662
MTR Corp. Ltd.(a)	401,438	1,637,457
Sun Hung Kai Properties Ltd.	137,942	2,273,170
Techtronic Industries Co. Ltd.	76,500	996,231
Total Hong Kong		10,149,758
Israel – 0.2%
Bank Hapoalim BM	27,818	645,959
Elbit Systems Ltd.	811	677,310
Total Israel		1,323,269
Italy – 5.1%
Banca Monte dei Paschi di Siena SpA	135,437	1,158,987
Banco BPM SpA	133,488	1,824,125
BPER Banca SpA	117,649	1,509,407
Enel SpA	641,138	6,925,492
Ferrari NV	2,595	864,098
Generali	51,127	2,032,933
Intesa Sanpaolo SpA	1,654,815	9,840,363
Leonardo SpA	10,431	697,559
Poste Italiane SpA(a)(b)	76,417	1,773,280
Prysmian SpA	5,798	659,895
Ryanair Holdings PLC	38,818	1,067,612
Snam SpA	246,218	1,859,320
Terna – Rete Elettrica Nazionale	115,539	1,313,135
UniCredit SpA	84,543	5,928,399
Total Italy		37,454,605
Japan – 16.0%
Advantest Corp.	5,200	664,504
Aeon Co. Ltd.	43,635	516,878
Ajinomoto Co., Inc.	26,800	740,710
Bandai Namco Holdings, Inc.	26,900	653,858
Bridgestone Corp.	64,410	1,322,695
Canon, Inc.	61,936	1,696,242
Central Japan Railway Co.	22,400	575,031
Chugai Pharmaceutical Co. Ltd.	31,200	1,688,750
Daiichi Sankyo Co. Ltd.	44,000	765,001
Daikin Industries Ltd.	8,000	939,594
Daiwa House Industry Co. Ltd.	28,700	887,212
Denso Corp.	113,600	1,390,634
Disco Corp.	2,100	808,373
East Japan Railway Co.	33,900	772,440
FANUC Corp.	30,500	1,016,475
Fast Retailing Co. Ltd.	4,200	1,627,041
FUJIFILM Holdings Corp.	39,900	744,003
Fujikura Ltd.	40,200	1,033,491
Investments	Shares	Value
Fujitsu Ltd.	36,300	$723,764
Hitachi Ltd.	60,600	1,700,411
Honda Motor Co. Ltd.	288,200	2,278,028
Hoya Corp.	5,900	984,631
IHI Corp.	28,000	552,291
Inpex Corp.	66,700	1,961,296
ITOCHU Corp.	229,500	2,848,374
Japan Tobacco, Inc.	99,609	3,769,226
Kao Corp.	20,600	799,967
KDDI Corp.	170,460	2,918,146
Keyence Corp.	2,200	758,640
Komatsu Ltd.	47,367	1,790,293
Konami Group Corp.	3,700	449,679
LY Corp.	232,500	559,292
Marubeni Corp.	62,100	2,192,959
Mitsubishi Corp.	140,815	4,706,225
Mitsubishi Electric Corp.	59,681	1,871,198
Mitsubishi Estate Co. Ltd.	34,800	945,193
Mitsubishi Heavy Industries Ltd.	43,600	1,157,350
Mitsubishi UFJ Financial Group, Inc.	359,000	5,867,119
Mitsui & Co. Ltd.	101,900	3,816,846
Mitsui Fudosan Co. Ltd.	117,300	1,220,631
Mizuho Financial Group, Inc.	57,414	2,196,738
MS&AD Insurance Group Holdings, Inc.	18,400	466,332
Murata Manufacturing Co. Ltd.	58,830	1,260,616
NEC Corp.	23,800	575,365
NIDEC Corp.*	34,700	428,815
Nintendo Co. Ltd.	18,400	1,014,897
Nippon Steel Corp.	354,100	1,281,829
Nomura Research Institute Ltd.	19,100	520,091
NTT, Inc.	3,616,700	3,573,733
Oriental Land Co. Ltd.	21,400	363,191
Otsuka Holdings Co. Ltd.	14,600	1,010,409
Pan Pacific International Holdings Corp.	88,400	537,990
Panasonic Holdings Corp.	90,500	1,470,789
Recruit Holdings Co. Ltd.	10,700	438,923
Shin-Etsu Chemical Co. Ltd.	53,900	2,120,561
SoftBank Corp.	2,265,300	3,005,876
Sony Group Corp.	44,600	899,625
Sumitomo Corp.	69,110	2,510,879
Sumitomo Electric Industries Ltd.	41,900	2,207,065
Sumitomo Mitsui Financial Group, Inc.	103,282	3,249,920
Sumitomo Realty & Development Co. Ltd.	32,700	902,749
Suzuki Motor Corp.	80,868	953,347
Takeda Pharmaceutical Co. Ltd.	91,000	3,239,827
TDK Corp.	49,100	606,767
Terumo Corp.	34,500	457,138
Tokio Marine Holdings, Inc.	76,100	3,495,750
Tokyo Electron Ltd.	11,650	2,726,315
Toyota Motor Corp.	585,165	11,630,472
Toyota Tsusho Corp.	56,100	2,098,152
Total Japan		116,958,652

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments (continued) WisdomTree True Developed International Fund (DOL) March 31, 2026
Investments	Shares	Value
Luxembourg – 0.1%
ArcelorMittal SA	20,476	$1,034,293
Macau – 0.2%
Galaxy Entertainment Group Ltd.	209,000	933,012
Sands China Ltd.	344,400	724,363
Total Macau		1,657,375
Mexico – 0.1%
Fresnillo PLC	23,389	1,019,055
Netherlands – 2.3%
ASM International NV	757	555,601
ASML Holding NV	5,170	6,666,932
Heineken NV	20,316	1,551,957
ING Groep NV	137,823	3,510,266
Koninklijke Ahold Delhaize NV	39,316	1,825,133
Koninklijke Philips NV	46,971	1,263,160
Universal Music Group NV	53,273	1,021,075
Wolters Kluwer NV	6,920	515,230
Total Netherlands		16,909,354
Norway – 2.4%
DNB Bank ASA	113,939	3,523,109
Equinor ASA	227,583	9,822,029
Kongsberg Gruppen ASA	30,121	1,276,307
Telenor ASA	150,923	2,638,571
Total Norway		17,260,016
Poland – 0.6%
ORLEN SA	76,044	2,740,240
Powszechna Kasa Oszczednosci Bank Polski SA	59,105	1,377,090
Total Poland		4,117,330
Portugal – 0.2%
EDP SA	257,135	1,340,626
Singapore – 1.9%
DBS Group Holdings Ltd.	112,387	4,956,649
Oversea-Chinese Banking Corp. Ltd.	172,212	2,932,603
Singapore Technologies Engineering Ltd.	139,600	1,169,690
Singapore Telecommunications Ltd.	842,300	3,225,177
United Overseas Bank Ltd.	60,786	1,726,781
Total Singapore		14,010,900
South Africa – 0.1%
Anglo American PLC	16,474	690,614
South Korea – 2.8%
Celltrion, Inc.*	3,418	440,068
Hanwha Aerospace Co. Ltd.	586	477,860
HD Hyundai Heavy Industries Co. Ltd.	1,062	322,417
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,468	554,299
KB Financial Group, Inc.	6,818	631,655
Investments	Shares	Value
NAVER Corp.	2,575	$338,760
Samsung Electronics Co. Ltd.	132,565	14,471,235
SK hynix, Inc.	6,067	3,196,598
Total South Korea		20,432,892
Spain – 7.0%
ACS Actividades de Construccion y Servicios SA	15,288	1,846,034
Aena SME SA(b)	113,245	3,329,872
Amadeus IT Group SA	13,303	746,153
Banco Bilbao Vizcaya Argentaria SA	364,377	7,661,991
Banco de Sabadell SA	292,088	1,024,103
Banco Santander SA	492,944	5,390,035
CaixaBank SA	474,976	5,562,972
Cellnex Telecom SA*(b)	9,958	318,163
Endesa SA	88,360	3,673,246
Iberdrola SA	291,944	6,641,780
Industria de Diseno Textil SA	121,131	6,872,285
Naturgy Energy Group SA	109,885	3,279,185
Repsol SA	102,589	2,913,705
Telefonica SA	464,162	2,029,594
Total Spain		51,289,118
Sweden – 2.8%
Assa Abloy AB, Class B	29,168	1,030,008
Atlas Copco AB, Class A	79,776	1,366,273
Atlas Copco AB, Class B	51,383	781,297
Epiroc AB, Class A	44,237	1,063,870
H & M Hennes & Mauritz AB, Class B(a)	105,072	1,931,858
Hexagon AB, Class B	60,996	576,521
Saab AB, Class B	8,490	550,240
Sandvik AB	51,798	1,943,326
Skandinaviska Enskilda Banken AB, Class A(a)	61,937	1,120,246
Swedbank AB, Class A	65,476	2,191,869
Telefonaktiebolaget LM Ericsson, Class B	193,151	2,155,303
Volvo AB, Class A	34,839	1,113,970
Volvo AB, Class B	137,713	4,416,357
Total Sweden		20,241,138
Switzerland – 3.3%
ABB Ltd., Registered Shares	49,709	3,912,136
Cie Financiere Richemont SA, Class A, Registered Shares	12,721	2,193,385
Geberit AG, Registered Shares	1,143	757,591
Givaudan SA, Registered Shares	266	888,487
Kuehne & Nagel International AG, Registered Shares	8,919	2,001,239
Partners Group Holding AG	572	602,360
Sandoz Group AG	10,534	809,370
Schindler Holding AG, Registered Shares	3,027	937,991
Schindler Holding AG, Participation Certificate	2,245	727,519
SGS SA, Registered Shares	10,184	1,065,863
Sika AG, Registered Shares	4,639	749,930

See Notes to Financial Statements.

108    WisdomTree Trust

Schedule of Investments (continued) WisdomTree True Developed International Fund (DOL) March 31, 2026
Investments	Shares	Value
Swiss Life Holding AG, Registered Shares	525	$565,018
Swisscom AG, Registered Shares	2,427	2,014,572
UBS Group AG, Registered Shares	58,091	2,221,562
Zurich Insurance Group AG	6,935	4,845,136
Total Switzerland		24,292,159
Taiwan – 6.0%
ASE Technology Holding Co. Ltd.	170,000	1,746,794
Chunghwa Telecom Co. Ltd.	237,000	985,956
CTBC Financial Holding Co. Ltd.	527,000	845,640
Delta Electronics, Inc.	29,000	1,251,798
Fubon Financial Holding Co. Ltd.	167,000	449,234
Hon Hai Precision Industry Co. Ltd.	584,000	3,425,086
MediaTek, Inc.	77,000	3,588,677
Quanta Computer, Inc.	221,000	1,925,195
Taiwan Semiconductor Manufacturing Co. Ltd.	526,000	28,957,147
Wiwynn Corp.	6,000	619,331
Total Taiwan		43,794,858
United Kingdom – 9.7%
Associated British Foods PLC	31,156	770,967
AstraZeneca PLC	32,002	6,199,329
Aviva PLC	80,070	633,952
BAE Systems PLC	93,704	2,718,483
Barclays PLC	198,000	1,016,864
British American Tobacco PLC	154,336	8,895,980
BT Group PLC	616,273	1,710,689
CK Hutchison Holdings Ltd.	218,000	1,657,203
Coca-Cola Europacific Partners PLC	16,641	1,507,585
Compass Group PLC	42,309	1,163,281
HSBC Holdings PLC	851,933	13,723,985
Imperial Brands PLC	85,422	3,443,586
International Consolidated Airlines Group SA	197,529	911,164
Lloyds Banking Group PLC	1,760,987	2,144,331
London Stock Exchange Group PLC	3,760	439,505
National Grid PLC	246,143	4,120,652
NatWest Group PLC	479,587	3,498,608
Next PLC	4,486	749,813
Reckitt Benckiser Group PLC	27,675	1,856,866
RELX PLC	43,898	1,433,313
Rolls-Royce Holdings PLC	141,749	2,115,983
SSE PLC	53,794	1,840,844
Tesco PLC	268,676	1,676,207
Unilever PLC	86,589	4,794,622
Vodafone Group PLC	1,507,434	2,252,236
Total United Kingdom		71,276,048
Investments	Shares	Value
United States – 10.4%
Alcon, Inc.	6,191	$456,572
BP PLC	1,038,605	8,303,931
Experian PLC	18,985	650,423
Ferrovial SE	22,436	1,432,649
GSK PLC	175,177	4,767,959
Haleon PLC	247,879	1,221,869
Holcim AG, Registered Shares*	25,201	2,036,026
Nestle SA, Registered Shares	113,765	11,102,547
Novartis AG, Registered Shares	77,386	11,639,440
Roche Holding AG	25,554	10,007,895
Roche Holding AG, Bearer Shares	4,509	1,836,034
Sanofi SA	65,336	6,227,172
Schneider Electric SE	10,855	2,865,383
Shell PLC	261,064	12,335,012
Swiss Re AG	7,599	1,250,187
Total United States		76,133,099
TOTAL COMMON STOCKS (Cost: $507,826,504)		725,325,100
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $263,714)	263,714	263,714
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
United States – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $4,969,371)	4,969,371	4,969,371
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $513,059,589)		730,558,185
Other Assets less Liabilities – 0.3%		2,450,132
NET ASSETS – 100.0%		$733,008,317

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,959,117 and the total market value of the collateral held by the Fund was $9,316,483. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,347,112.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Financial Statements.

WisdomTree Trust    109

Schedule of Investments (concluded) WisdomTree True Developed International Fund (DOL) March 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree International MidCap Dividend Fund	$—	$699,382	$706,054	$6,672	$—	$—^	$3,748	$—
WisdomTree Treasury Money Market Digital Fund	—	14,100,000	14,100,000	—	—	—^	—	2,760
Total	$—	$14,799,382	$14,806,054	$6,672	$—	$—	$3,748	$2,760

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$725,325,100	$—	$—	$725,325,100
Mutual Fund	—	263,714	—	263,714
Investment of Cash Collateral for Securities Loaned	—	4,969,371	—	4,969,371
Total Investments in Securities	$725,325,100	$5,233,085	$—	$730,558,185

See Notes to Financial Statements.

110    WisdomTree Trust

Statements of Assets and Liabilities WisdomTree Trust March 31, 2026
	WisdomTree Europe Defense Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree European Opportunities Fund	WisdomTree Europe Quality Dividend Growth Fund
ASSETS:
Investments in securities, at cost	$89,457,136	$1,291,855,097	$247,255,317	$58,210,610
Investments in affiliates, at cost (Note 3)	—	11,100,000	7,300,000	—
Foreign currency, at cost	7,169	171,055	626,048	45,121
Investments in securities, at value[1,2] (Note 2)	84,907,648	1,688,663,023	267,672,936	65,775,012
Investments in affiliates, at value (Note 3)	—	11,100,000	7,300,000	—
Foreign currency, at value	7,154	171,928	626,839	45,121
Unrealized appreciation on foreign currency contracts	4	48,033,584	4,573,028	—
Receivables:
Investment securities sold[3]	—	525,700	—	1,760,954
Capital shares sold	—	—	157,425	—
Dividends	34,108	848,368	985,395	46,517
Securities lending income	2,414	19,462	7,590	397
Foreign tax reclaims	1,723	10,866,511	558,567	616,374
Other (Note 6)	—	1,326,715	75,862	36,013
Total Assets	84,953,051	1,761,555,291	281,957,642	68,280,388
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	185,005	107,906	—
Payables:
Cash collateral received for securities loaned (Note 2)	1,779,292	11,730,814	7,646,549	122,358
Investment securities purchased	—	51,225,949	4,203,305	—
Capital shares redeemed	—	525,700	—	1,779,915
Advisory fees (Note 3)	31,666	854,999	129,375	34,617
Service fees (Note 2)	310	6,502	984	262
Other (Note 6)	—	398,015	22,759	10,804
Total Liabilities	1,811,268	64,926,984	12,110,878	1,947,956
NET ASSETS	$83,141,783	$1,696,628,307	$269,846,764	$66,332,432
NET ASSETS:
Paid-in capital	$88,943,125	$3,424,140,061	$267,290,520	$72,560,144
Total distributable earnings (loss)	(5,801,342)	(1,727,511,754)	2,556,244	(6,227,712)
NET ASSETS	$83,141,783	$1,696,628,307	$269,846,764	$66,332,432
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,750,000	32,850,000	5,100,000	1,850,000
Net asset value per share	$30.23	$51.65	$52.91	$35.86
[1] Includes market value of securities out on loan of:	$1,310,398	$20,904,461	$7,379,534	$404,327
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$27,796	$—	$2,668

See Notes to Financial Statements.

WisdomTree Trust    111

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2026
	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund
ASSETS:
Investments in securities, at cost	$137,854,410	$52,132,421	$431,762,657	$2,012,451,437
Investments in affiliates, at cost (Note 3)	5,400,000	—	5,300,000	11,270,492
Foreign currency, at cost	61,396	257,583	384,764	2,194,853
Investments in securities, at value[1,2] (Note 2)	153,620,439	58,945,755	624,282,093	2,129,826,944
Investments in affiliates, at value (Note 3)	5,400,000	—	5,300,000	11,341,522
Foreign currency, at value	61,228	257,280	384,313	2,191,123
Unrealized appreciation on foreign currency contracts	—	—	—	62,336,149
Receivables:
Investment securities sold[3]	—	—	—	13,357,341
Dividends	493,379	301,248	2,527,969	4,577,626
Securities lending income	17,733	2,918	8,453	10,620
Foreign tax reclaims	1,158,420	527,556	3,525,628	10,354,545
Other (Note 6)	655,424	92,990	477,907	1,020,075
Total Assets	161,406,623	60,127,747	636,506,363	2,235,015,945
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	—	—	140,038
Payables:
Cash collateral received for securities loaned (Note 2)	5,720,253	1,294,117	5,576,014	11,727,072
Investment securities purchased	—	—	—	65,145,300
Capital shares redeemed	—	—	—	14,256,790
Advisory fees (Note 3)	77,890	29,303	264,095	1,093,409
Service fees (Note 2)	594	223	2,423	8,300
Cash due to custodian	—	110,052	—	—
Other (Note 6)	196,627	27,897	143,372	306,023
Total Liabilities	5,995,364	1,461,592	5,985,904	92,676,932
NET ASSETS	$155,411,259	$58,666,155	$630,520,459	$2,142,339,013
NET ASSETS:
Paid-in capital	$447,898,670	$114,342,799	$611,682,717	$2,289,522,099
Total distributable earnings (loss)	(292,487,411)	(55,676,644)	18,837,742	(147,183,086)
NET ASSETS	$155,411,259	$58,666,155	$630,520,459	$2,142,339,013
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,200,000	1,100,000	9,200,000	45,150,000
Net asset value per share	$70.64	$53.33	$68.53	$47.45
[1] Includes market value of securities out on loan of:	$6,375,528	$1,348,621	$11,264,672	$14,237,799
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$—	$—	$9,248

See Notes to Financial Statements.

112    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2026
	WisdomTree International High Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund
ASSETS:
Investments in securities, at cost	$501,922,121	$122,021,366	$33,465,462	$635,866,053
Investments in affiliates, at cost (Note 3)	13,402,604	—	—	—
Foreign currency, at cost	588,605	150,808	56,138	852,270
Investments in securities, at value[1,2] (Note 2)	621,833,184	161,294,913	36,387,248	671,969,417
Investments in affiliates, at value (Note 3)	13,407,926	—	—	—
Foreign currency, at value	588,008	150,613	56,177	850,626
Unrealized appreciation on foreign currency contracts	—	—	269,938	—
Receivables:
Capital shares sold	—	25,000	—	—
Dividends	3,060,134	763,480	114,388	1,466,205
Securities lending income	15,391	1,262	29	1,577
Foreign tax reclaims	1,966,782	484,496	185,195	3,384,614
Other (Note 6)	239,024	58,248	22,205	440,601
Total Assets	641,110,449	162,778,012	37,035,180	678,113,040
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	—	59,002	—
Payables:
Cash collateral received for securities loaned (Note 2)	13,621,551	3,587,545	184,958	4,820,316
Investment securities purchased	—	—	248,449	—
Advisory fees (Note 3)	308,331	80,013	12,042	248,241
Service fees (Note 2)	2,347	607	139	2,601
Other (Note 6)	71,707	17,474	6,662	132,330
Total Liabilities	14,003,936	3,685,639	511,252	5,203,488
NET ASSETS	$627,106,513	$159,092,373	$36,523,928	$672,909,552
NET ASSETS:
Paid-in capital	$603,980,876	$157,322,053	$36,957,203	$717,137,586
Total distributable earnings (loss)	23,125,637	1,770,320	(433,275)	(44,228,034)
NET ASSETS	$627,106,513	$159,092,373	$36,523,928	$672,909,552
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	11,750,000	1,950,000	1,100,000	17,050,000
Net asset value per share	$53.37	$81.59	$33.20	$39.47
[1] Includes market value of securities out on loan of:	$18,576,068	$4,089,457	$329,180	$4,933,263
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    113

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2026
	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Opportunities Fund	WisdomTree Japan SmallCap Dividend Fund
ASSETS:
Investments in securities, at cost	$826,055,602	$4,758,249,711	$224,358,331	$336,432,270
Investments in affiliates, at cost (Note 3)	33,982,962	5,700,000	—	1,040,074
Foreign currency, at cost	976,811	8,310,958	11,785	4,063
Investments in securities, at value[1,2] (Note 2)	964,997,762	5,776,953,430	245,520,995	383,601,394
Investments in affiliates, at value (Note 3)	34,056,506	5,700,000	—	1,045,518
Cash	432,960	—	—	—
Foreign currency, at value	974,709	8,344,219	11,818	4,063
Unrealized appreciation on foreign currency contracts	935	140,319,815	5,215,177	—
Receivables:
Investment securities sold[3]	—	22,342,346	—	—
Capital shares sold	—	91	—	—
Dividends	5,510,811	55,647,551	2,485,043	4,974,582
Securities lending income	94,080	15,696	197	15,245
Foreign tax reclaims	3,892,380	11,410,274	216,229	674,481
Other (Note 6)	787,789	—	—	—
Total Assets	1,010,747,932	6,020,733,422	253,449,459	390,315,283
LIABILITIES:
Unrealized depreciation on foreign currency contracts	1,269	1,233,271	22,006	4
Payables:
Cash collateral received for securities loaned (Note 2)	32,388,378	6,047,281	—	2,435,845
Investment securities purchased	1,403,499	140,183,360	5,154,202	—
Capital shares redeemed	—	23,406,035	—	—
Advisory fees (Note 3)	491,916	2,500,699	120,369	204,603
Service fees (Note 2)	3,772	22,931	913	1,553
Other (Note 6)	236,337	—	—	—
Total Liabilities	34,525,171	173,393,577	5,297,490	2,642,005
NET ASSETS	$976,222,761	$5,847,339,845	$248,151,969	$387,673,278
NET ASSETS:
Paid-in capital	$1,156,408,748	$5,699,747,646	$231,643,921	$452,361,360
Total distributable earnings (loss)	(180,185,987)	147,592,199	16,508,048	(64,688,082)
NET ASSETS	$976,222,761	$5,847,339,845	$248,151,969	$387,673,278
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,150,000	37,950,000	4,700,000	3,900,000
Net asset value per share	$80.35	$154.08	$52.80	$99.40
[1] Includes market value of securities out on loan of:	$41,707,827	$18,534,191	$3,996,413	$9,041,195
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$6,660	$—	$—

See Notes to Financial Statements.

114    WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust March 31, 2026
WisdomTree True Developed International Fund
ASSETS:
Investments in securities, at cost	$513,059,589
Foreign currency, at cost	1,418,609
Investments in securities, at value[1,2] (Note 2)	730,558,185
Foreign currency, at value	1,416,544
Receivables:
Capital shares sold	233
Dividends	2,695,381
Securities lending income	3,516
Foreign tax reclaims	3,466,799
Other (Note 6)	210,525
Total Assets	738,351,183
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	4,969,371
Advisory fees (Note 3)	307,517
Service fees (Note 2)	2,820
Other (Note 6)	63,158
Total Liabilities	5,342,866
NET ASSETS	$733,008,317
NET ASSETS:
Paid-in capital	$634,250,231
Total distributable earnings (loss)	98,758,086
NET ASSETS	$733,008,317
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	11,000,000
Net asset value per share	$66.64
[1] Includes market value of securities out on loan of:	$8,959,117
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    115

Statements of Operations WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree Europe Defense Fund[1]	WisdomTree Europe Hedged Equity Fund	WisdomTree European Opportunities Fund	WisdomTree Europe Quality Dividend Growth Fund
INVESTMENT INCOME:
Dividends	$106,891	$51,029,121	$7,457,596	$2,181,326
Other income (Note 6)	—	999,887	33,319	6,047
Securities lending income, net (Note 2)[2]	4,375	181,371	11,506	2,844
Less: Foreign withholding taxes on dividends	(5,452)	(6,789,170)	(986,069)	(222,047)
Total investment income	105,814	45,421,209	6,516,352	1,968,170
EXPENSES:
Advisory fees (Note 3)	110,451	10,191,708	944,735	445,612
Service fees (Note 2)	1,080	77,317	7,166	3,381
Other fees (Note 6)	—	300,388	9,996	1,814
Total expenses	111,531	10,569,413	961,897	450,807
Expense waivers — contractual (Note 3)	—	(8,914)	(337)	—
Net expenses	111,531	10,560,499	961,560	450,807
Net investment income (loss)	(5,717)	34,860,710	5,554,792	1,517,363
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(1,224,013)	82,302,273	6,793,145	(1,312,323)
In-kind redemptions	108,229	107,045,657	14,634,101	8,692,632
Foreign currency contracts	(142)	(189,305,219)	(10,131,420)	5,353
Foreign currency related transactions	(446)	1,629,099	225,465	5,633
Net realized gain (loss)	(1,116,372)	1,671,810	11,521,291	7,391,295
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(4,549,488)	47,865,281	11,965,511	1,422,234
Foreign currency contracts	4	108,972,385	7,094,578	—
Translation of assets and liabilities denominated in foreign currencies	(475)	549,403	4,616	40,198
Net increase (decrease) in unrealized appreciation/depreciation	(4,549,959)	157,387,069	19,064,705	1,462,432
Net realized and unrealized gain (loss) on investments	(5,666,331)	159,058,879	30,585,996	8,853,727
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,672,048)	$193,919,589	$36,140,788	$10,371,090
[1] For the period July 17, 2025 (commencement of operations) through March 31, 2026.
[2] Includes securities lending income from affiliate of:	$—	$162,700	$6,717	$—

See Notes to Financial Statements.

116    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund
INVESTMENT INCOME:
Dividends	$8,654,030	$2,520,923	$22,875,885	$67,635,359
Dividends from affiliates (Note 3)	17,399	—	—	5,515
Other income (Note 6)	125,796	20,185	178,815	785,359
Securities lending income, net (Note 2)[1]	109,039	8,436	70,592	152,013
Less: Foreign withholding taxes on dividends	(906,523)	(231,960)	(2,336,984)	(6,268,684)
Total investment income	7,999,741	2,317,584	20,788,308	62,309,562
EXPENSES:
Advisory fees (Note 3)	968,317	324,927	2,887,482	13,836,761
Service fees (Note 2)	7,346	2,465	26,468	104,967
Other fees (Note 6)	37,739	6,055	53,645	235,608
Total expenses	1,013,402	333,447	2,967,595	14,177,336
Expense waivers (Note 3)	(782)	—	—	(869)
Expense waivers — contractual (Note 3)	(357)	(29)	(256)	(8,857)
Net expenses	1,012,263	333,418	2,967,339	14,167,610
Net investment income	6,987,478	1,984,166	17,820,969	48,141,952
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	10,492,524	5,343,949	29,867,361	8,251,942
Investment transactions in affiliates (Note 3)	116,272	—	—	—
In-kind redemptions	4,738,501	492,254	—	389,279,602
Futures contracts	201,671	—	—	—
Foreign currency contracts	(21,709)	8,224	(126,791)	(200,004,504)
Foreign currency related transactions	67,196	(5,971)	189,403	1,183,006
Net realized gain	15,594,455	5,838,456	29,929,973	198,710,046
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	9,634,718	5,317,741	68,266,107	(120,268,768)
Investment transactions in affiliates (Note 3)	(12,563)	—	—	26,835
Foreign currency contracts	—	—	(577)	141,748,110
Translation of assets and liabilities denominated in foreign currencies	75,930	29,894	192,149	569,934
Net increase in unrealized appreciation/depreciation	9,698,085	5,347,635	68,457,679	22,076,111
Net realized and unrealized gain on investments	25,292,540	11,186,091	98,387,652	220,786,157
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,280,018	$13,170,257	$116,208,621	$268,928,109
[1] Includes securities lending income from affiliate of:	$6,922	$526	$5,076	$169,126

See Notes to Financial Statements.

WisdomTree Trust    117

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree International High Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund
INVESTMENT INCOME:
Dividends	$24,592,277	$6,547,598	$1,366,989	$20,655,420
Dividends from affiliates (Note 3)	44,331	—	—	—
Other income (Note 6)	152,527	20,155	14,410	291,078
Securities lending income, net (Note 2)[1]	104,756	12,098	1,029	39,927
Less: Foreign withholding taxes on dividends	(2,356,879)	(708,812)	(130,393)	(1,919,817)
Total investment income	22,537,012	5,871,039	1,252,035	19,066,608
EXPENSES:
Advisory fees (Note 3)	2,838,624	899,877	142,701	3,130,085
Service fees (Note 2)	21,535	6,827	1,652	32,791
Other fees (Note 6)	45,758	6,046	4,323	93,064
Total expenses	2,905,917	912,750	148,676	3,255,940
Expense waivers (Note 3)	(1,216)	—	—	—
Expense waivers — contractual (Note 3)	(825)	—	—	(962)
Net expenses	2,903,876	912,750	148,676	3,254,978
Net investment income	19,633,136	4,958,289	1,103,359	15,811,630
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	1,177,440	8,495,733	525,450	3,583,517
Investment transactions in affiliates (Note 3)	(34,743)	—	—	—
In-kind redemptions	27,468,754	3,351,568	4,645,876	89,128,845
Futures contracts	—	—	(12,919)	—
Foreign currency contracts	(20,568)	(60,209)	(988,307)	97,106
Foreign currency related transactions	130,396	103,617	11,202	(16,538)
Net realized gain	28,721,279	11,890,709	4,181,302	92,792,930
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	75,558,653	19,302,955	182,032	(8,543,642)
Investment transactions in affiliates (Note 3)	5,317	—	—	—
Foreign currency contracts	—	(58)	799,717	—
Translation of assets and liabilities denominated in foreign currencies	77,129	23,387	11,539	200,225
Net increase (decrease) in unrealized appreciation/depreciation	75,641,099	19,326,284	993,288	(8,343,417)
Net realized and unrealized gain on investments	104,362,378	31,216,993	5,174,590	84,449,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,995,514	$36,175,282	$6,277,949	$100,261,143
[1] Includes securities lending income from affiliate of:	$16,256	$—	$—	$16,079

See Notes to Financial Statements.

118    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Opportunities Fund	WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:
Dividends	$45,162,182	$132,215,827	$4,401,999	$11,584,445
Dividends from affiliates (Note 3)	217,321	—	—	24,412
Other income (Note 6)	333,770	—	—	—
Securities lending income, net (Note 2)[1]	1,509,332	427,370	44,098	200,308
Less: Foreign withholding taxes on dividends	(4,367,860)	(13,248,179)	(531,488)	(1,311,830)
Total investment income	42,854,745	119,395,018	3,914,609	10,497,335
EXPENSES:
Advisory fees (Note 3)	5,800,428	21,105,299	663,818	1,867,793
Service fees (Note 2)	44,003	193,465	5,036	14,170
Other fees (Note 6)	100,131	—	—	—
Total expenses	5,944,562	21,298,764	668,854	1,881,963
Expense waivers (Note 3)	(8,182)	—	—	(1,399)
Expense waivers — contractual (Note 3)	(23,269)	(18,181)	—	(129)
Net expenses	5,913,111	21,280,583	668,854	1,880,435
Net investment income	36,941,634	98,114,435	3,245,755	8,616,900
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	87,675,814	(10,419,381)	672,135	12,834,141
Investment transactions in affiliates (Note 3)	160,555	—	—	147,489
In-kind redemptions	24,831,009	213,187,662	13,316,438	10,034,368
Futures contracts	694,001	—	12,333	—
Foreign currency contracts	(47,260)	301,289,894	4,905,165	(9,549)
Foreign currency related transactions	267,019	(5,813,960)	(47,168)	(68,834)
Net realized gain	113,581,138	498,244,215	18,858,903	22,937,615
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	81,219,700	766,695,736	15,828,929	42,339,089
Investment transactions in affiliates (Note 3)	79,233	—	—	(14,194)
Foreign currency contracts	(200)	156,229,254	5,531,289	(4)
Translation of assets and liabilities denominated in foreign currencies	55,093	(502,576)	(3,388)	(1,998)
Net increase in unrealized appreciation/depreciation	81,353,826	922,422,414	21,356,830	42,322,893
Net realized and unrealized gain on investments	194,934,964	1,420,666,629	40,215,733	65,260,508
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$231,876,598	$1,518,781,064	$43,461,488	$73,877,408
[1] Includes securities lending income from affiliate of:	$446,154	$371,793	$—	$2,583

See Notes to Financial Statements.

WisdomTree Trust    119

Statements of Operations (concluded) WisdomTree Trust For the Year Ended March 31, 2026
WisdomTree True Developed International Fund
INVESTMENT INCOME:
Dividends	$24,560,380
Dividends from affiliates (Note 3)	3,748
Other income (Note 6)	194,627
Securities lending income, net (Note 2)[1]	43,227
Less: Foreign withholding taxes on dividends	(2,511,326)
Total investment income	22,290,656
EXPENSES:
Advisory fees (Note 3)	3,193,793
Service fees (Note 2)	29,276
Other fees (Note 6)	58,388
Total expenses	3,281,457
Expense waivers (Note 3)	(79)
Expense waivers — contractual (Note 3)	(190)
Net expenses	3,281,188
Net investment income	19,009,468
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	1,247,114
Investment transactions in affiliates (Note 3)	6,672
In-kind redemptions	44,702,532
Foreign currency contracts	(254,363)
Foreign currency related transactions	265,070
Net realized gain	45,967,025
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	77,786,302
Foreign currency contracts	(259)
Translation of assets and liabilities denominated in foreign currencies	158,413
Net increase in unrealized appreciation/depreciation	77,944,456
Net realized and unrealized gain on investments	123,911,481
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,920,949
[1] Includes securities lending income from affiliate of:	$2,760

See Notes to Financial Statements.

120    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Europe Defense Fund	WisdomTree Europe Hedged Equity Fund
	For the Period July 17, 2025* through March 31, 2026	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(5,717)	$34,860,710	$50,418,416
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,116,372)	1,671,810	142,411,401
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(4,549,959)	157,387,069	(199,413,252)
Net increase (decrease) in net assets resulting from operations	(5,672,048)	193,919,589	(6,583,435)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(21,515)	(30,853,750)	(53,344,485)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	89,618,509	107,203,609	250,360,125
Cost of shares redeemed	(783,283)	(244,419,582)	(419,648,461)
Net increase (decrease) in net assets resulting from capital share transactions	88,835,226	(137,215,973)	(169,288,336)
Net Increase (Decrease) in Net Assets	83,141,663	25,849,866	(229,216,256)
NET ASSETS:
Beginning of period	$120	$1,670,778,441	$1,899,994,697
End of period	$83,141,783	$1,696,628,307	$1,670,778,441
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4	35,450,000	39,450,000
Shares created	2,775,000	2,250,000	5,250,000
Shares redeemed	(25,004)	(4,850,000)	(9,250,000)
Shares outstanding, end of period	2,750,000	32,850,000	35,450,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    121

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree European Opportunities Fund		WisdomTree Europe Quality Dividend Growth Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,554,792	$2,007,390	$1,517,363	$1,485,045
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	11,521,291	2,145,763	7,391,295	3,169,719
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	19,064,705	1,852,428	1,462,432	(3,872,367)
Net increase in net assets resulting from operations	36,140,788	6,005,581	10,371,090	782,397
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,196,458)	(1,826,376)	(1,849,027)	(1,488,120)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	221,623,904	37,147,912	22,844,399	1,602,141
Cost of shares redeemed	(63,410,368)	(5,717,516)	(29,658,612)	(9,368,006)
Net increase (decrease) in net assets resulting from capital share transactions	158,213,536	31,430,396	(6,814,213)	(7,765,865)
Net Increase (Decrease) in Net Assets	190,157,866	35,609,601	1,707,850	(8,471,588)
NET ASSETS:
Beginning of year	$79,688,898	$44,079,297	$64,624,582	$73,096,170
End of year	$269,846,764	$79,688,898	$66,332,432	$64,624,582
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	1,900,000	1,150,000	2,000,000	2,250,000
Shares created	4,500,000	900,000	650,000	50,000
Shares redeemed	(1,300,000)	(150,000)	(800,000)	(300,000)
Shares outstanding, end of year	5,100,000	1,900,000	1,850,000	2,000,000

See Notes to Financial Statements.

122    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Europe SmallCap Dividend Fund		WisdomTree International AI Enhanced Value Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$6,987,478	$7,566,227	$1,984,166	$2,868,582
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	15,594,455	7,191,539	5,838,456	3,489,454
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	9,698,085	(5,479,808)	5,347,635	160,908
Net increase in net assets resulting from operations	32,280,018	9,277,958	13,170,257	6,518,944
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,178,750)	(7,727,206)	(2,648,261)	(3,145,102)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,170,251	—	2,491,575	2,176,034
Cost of shares redeemed	(24,764,592)	(44,797,830)	(4,720,059)	(29,206,315)
Net decrease in net assets resulting from capital share transactions	(14,594,341)	(44,797,830)	(2,228,484)	(27,030,281)
Net Increase (Decrease) in Net Assets	10,506,927	(43,247,078)	8,293,512	(23,656,439)
NET ASSETS:
Beginning of year	$144,904,332	$188,151,410	$50,372,643	$74,029,082
End of year	$155,411,259	$144,904,332	$58,666,155	$50,372,643
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	2,400,000	3,150,000	1,150,000	1,800,000
Shares created	150,000	—	50,000	50,000
Shares redeemed	(350,000)	(750,000)	(100,000)	(700,000)
Shares outstanding, end of year	2,200,000	2,400,000	1,100,000	1,150,000

See Notes to Financial Statements.

WisdomTree Trust    123

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International Equity Fund		WisdomTree International Hedged Quality Dividend Growth Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$17,820,969	$19,943,841	$48,141,952	$46,377,369
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	29,929,973	26,572,269	198,710,046	169,034,915
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	68,457,679	(1,509,447)	22,076,111	(334,220,149)
Net increase (decrease) in net assets resulting from operations	116,208,621	45,006,663	268,928,109	(118,807,865)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(18,466,686)	(19,101,802)	(50,011,860)	(50,859,826)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,150,361	2,739,819	466,439,686	1,053,136,948
Cost of shares redeemed	—	(82,911,459)	(1,378,308,476)	(429,490,280)
Net increase (decrease) in net assets resulting from capital share transactions	13,150,361	(80,171,640)	(911,868,790)	623,646,668
Net Increase (Decrease) in Net Assets	110,892,296	(54,266,779)	(692,952,541)	453,978,977
NET ASSETS:
Beginning of year	$519,628,163	$573,894,942	$2,835,291,554	$2,381,312,577
End of year	$630,520,459	$519,628,163	$2,142,339,013	$2,835,291,554
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	9,000,000	10,450,000	65,650,000	52,000,000
Shares created	200,000	50,000	9,950,000	23,300,000
Shares redeemed	—	(1,500,000)	(30,450,000)	(9,650,000)
Shares outstanding, end of year	9,200,000	9,000,000	45,150,000	65,650,000

See Notes to Financial Statements.

124    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International High Dividend Fund		WisdomTree International MidCap Dividend Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$19,633,136	$16,883,509	$4,958,289	$4,710,918
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	28,721,279	7,862,356	11,890,709	2,413,539
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	75,641,099	10,844,228	19,326,284	4,093,924
Net increase in net assets resulting from operations	123,995,514	35,590,093	36,175,282	11,218,381
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(18,813,950)	(16,308,470)	(4,900,740)	(4,757,821)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	217,134,455	33,351,948	3,755,708	—
Cost of shares redeemed	(63,462,582)	(25,432,543)	(11,336,703)	(6,450,011)
Net increase (decrease) in net assets resulting from capital share transactions	153,671,873	7,919,405	(7,580,995)	(6,450,011)
Net Increase in Net Assets	258,853,437	27,201,028	23,693,547	10,549
NET ASSETS:
Beginning of year	$368,253,076	$341,052,048	$135,398,826	$135,388,277
End of year	$627,106,513	$368,253,076	$159,092,373	$135,398,826
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	8,750,000	8,600,000	2,050,000	2,150,000
Shares created	4,300,000	800,000	50,000	—
Shares redeemed	(1,300,000)	(650,000)	(150,000)	(100,000)
Shares outstanding, end of year	11,750,000	8,750,000	1,950,000	2,050,000

See Notes to Financial Statements.

WisdomTree Trust    125

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,103,359	$1,094,069	$15,811,630	$16,887,032
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	4,181,302	4,168,601	92,792,930	51,527,162
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	993,288	(1,260,367)	(8,343,417)	(109,880,044)
Net increase (decrease) in net assets resulting from operations	6,277,949	4,002,303	100,261,143	(41,465,850)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,129,748)	(1,118,075)	(17,134,259)	(18,334,695)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,883,143	5,684,755	168,743,068	119,488,548
Cost of shares redeemed	(19,353,916)	(19,163,476)	(325,505,202)	(291,323,830)
Net decrease in net assets resulting from capital share transactions	(470,773)	(13,478,721)	(156,762,134)	(171,835,282)
Net Increase (Decrease) in Net Assets	4,677,428	(10,594,493)	(73,635,250)	(231,635,827)
NET ASSETS:
Beginning of year	$31,846,500	$42,440,993	$746,544,802	$978,180,629
End of year	$36,523,928	$31,846,500	$672,909,552	$746,544,802
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	1,100,000	1,600,000	21,050,000	25,750,000
Shares created	600,000	200,000	4,200,000	3,200,000
Shares redeemed	(600,000)	(700,000)	(8,200,000)	(7,900,000)
Shares outstanding, end of year	1,100,000	1,100,000	17,050,000	21,050,000

See Notes to Financial Statements.

126    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan Hedged Equity Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$36,941,634	$40,706,682	$98,114,435	$85,366,203
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	113,581,138	54,066,036	498,244,215	487,494,735
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	81,353,826	(49,004,175)	922,422,414	(548,316,502)
Net increase in net assets resulting from operations	231,876,598	45,768,543	1,518,781,064	24,544,436
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(38,907,075)	(40,687,926)	(58,413,147)	(129,533,264)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	1,745,006,954	953,865,179
Cost of shares redeemed	(112,554,262)	(208,535,526)	(760,381,295)	(2,137,780,386)
Net increase (decrease) in net assets resulting from capital share transactions	(112,554,262)	(208,535,526)	984,625,659	(1,183,915,207)
Net Increase (Decrease) in Net Assets	80,415,261	(203,454,909)	2,444,993,576	(1,288,904,035)
NET ASSETS:
Beginning of year	$895,807,500	$1,099,262,409	$3,402,346,269	$4,691,250,304
End of year	$976,222,761	$895,807,500	$5,847,339,845	$3,402,346,269
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	13,600,000	16,800,000	31,200,000	43,150,000
Shares created	—	—	12,550,000	8,700,000
Shares redeemed	(1,450,000)	(3,200,000)	(5,800,000)	(20,650,000)
Shares outstanding, end of year	12,150,000	13,600,000	37,950,000	31,200,000

See Notes to Financial Statements.

WisdomTree Trust    127

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Japan Opportunities Fund		WisdomTree Japan SmallCap Dividend Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,245,755	$2,081,424	$8,616,900	$6,604,546
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	18,858,903	5,196,189	22,937,615	3,214,795
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	21,356,830	(3,092,163)	42,322,893	(3,823,141)
Net increase in net assets resulting from operations	43,461,488	4,185,450	73,877,408	5,996,200
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,168,006)	(2,407,390)	(8,701,064)	(4,002,170)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	176,625,122	23,973,071	104,673,521	31,370,432
Cost of shares redeemed	(46,278,040)	(16,780,771)	(34,793,576)	(30,767,046)
Net increase in net assets resulting from capital share transactions	130,347,082	7,192,300	69,879,945	603,386
Net Increase in Net Assets	171,640,564	8,970,360	135,056,289	2,597,416
NET ASSETS:
Beginning of year	$76,511,405	$67,541,045	$252,616,989	$250,019,573
End of year	$248,151,969	$76,511,405	$387,673,278	$252,616,989
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	2,200,000	2,000,000	3,200,000	3,200,000
Shares created	3,600,000	700,000	1,050,000	400,000
Shares redeemed	(1,100,000)	(500,000)	(350,000)	(400,000)
Shares outstanding, end of year	4,700,000	2,200,000	3,900,000	3,200,000

See Notes to Financial Statements.

128    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree True Developed International Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$19,009,468	$18,431,765
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	45,967,025	14,267,184
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	77,944,456	14,147,752
Net increase in net assets resulting from operations	142,920,949	46,846,701
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(19,375,505)	(17,724,987)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	160,857,370	—
Cost of shares redeemed	(84,951,782)	(12,983,357)
Net increase (decrease) in net assets resulting from capital share transactions	75,905,588	(12,983,357)
Net Increase in Net Assets	199,451,032	16,138,357
NET ASSETS:
Beginning of year	$533,557,285	$517,418,928
End of year	$733,008,317	$533,557,285
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	9,750,000	10,000,000
Shares created	2,600,000	—
Shares redeemed	(1,350,000)	(250,000)
Shares outstanding, end of year	11,000,000	9,750,000

See Notes to Financial Statements.

WisdomTree Trust    129

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Defense Fund	For the Period July 17, 2025* through March 31, 2026
Net asset value, beginning of period	$29.57
Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain[7]	0.69
Total from investment operations	0.68
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$30.23
TOTAL RETURN[2]	2.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$83,142
Ratio to average net assets of:
Expenses	0.45%[3,4]
Net investment loss	(0.02)%[3]
Portfolio turnover rate[5]	39%
WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024[6]	For the Year Ended March 31, 2023[6]	For the Year Ended March 31, 2022[6]
Net asset value, beginning of year	$47.13	$48.16	$41.01	$37.02	$36.36
Investment Operations:
Net investment income[1]	1.00	1.37	1.40	1.06	0.69
Net realized and unrealized gain (loss)	4.39	(0.97)[7]	7.17	3.88	0.81
Total from investment operations	5.39	0.40	8.57	4.94	1.50
Dividends to shareholders:
Net investment income	(0.87)	(1.43)	(1.42)	(0.95)	(0.84)
Net asset value, end of year	$51.65	$47.13	$48.16	$41.01	$37.02
TOTAL RETURN[8]	11.59%	0.98%	21.64%	13.94%	4.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$1,696,628	$1,670,778	$1,899,995	$1,402,596	$1,865,747
Ratio to average net assets of:
Expenses[4,9]	0.60%[11]	0.60%	0.64%	0.79%	0.59%
Net investment income	1.98%	3.01%	3.35%	2.95%	1.79%
Portfolio turnover rate[10]	33%	35%	30%	38%	34%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3      Annualized.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

7   The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

8   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

9   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

10   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

11   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

130    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree European Opportunities Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$41.94	$38.33	$33.77	$34.73	$33.96
Investment Operations:
Net investment income[1]	1.69	1.60	1.32	1.73	0.75
Net realized and unrealized gain (loss)	10.85	3.52	4.48	(1.06)	0.91
Total from investment operations	12.54	5.12	5.80	0.67	1.66
Dividends to shareholders:
Net investment income	(1.57)	(1.51)	(1.24)	(1.63)	(0.89)
Net asset value, end of year	$52.91	$41.94	$38.33	$33.77	$34.73
TOTAL RETURN[2]	30.47%	13.80%	17.76%	2.53%	4.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$269,847	$79,689	$44,079	$48,967	$60,772
Ratio to average net assets of:
Expenses[3,4]	0.59%[6]	0.81%	0.59%	0.59%	0.63%
Net investment income	3.41%	4.10%	3.85%	5.34%	2.08%
Portfolio turnover rate[5]	130%[7]	37%	32%	44%	57%
WisdomTree Europe Quality Dividend Growth Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$32.31	$32.49	$30.10	$31.45	$31.24
Investment Operations:
Net investment income[1]	0.70	0.71	0.64	0.72	1.08
Net realized and unrealized gain (loss)	3.71	(0.17)	2.39	(1.35)	0.21
Total from investment operations	4.41	0.54	3.03	(0.63)	1.29
Dividends to shareholders:
Net investment income	(0.86)	(0.72)	(0.64)	(0.72)	(1.08)
Net asset value, end of year	$35.86	$32.31	$32.49	$30.10	$31.45
TOTAL RETURN[2]	13.73%	1.68%	10.22%	(1.64)%	4.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$66,332	$64,625	$73,096	$69,241	$72,346
Ratio to average net assets of:
Expenses[3,4]	0.59%	0.63%	0.59%	0.59%	0.59%
Net investment income	1.97%	2.21%	2.10%	2.63%	3.26%
Portfolio turnover rate[5]	35%	35%	35%	43%	53%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

5   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on June 2, 2025.

See Notes to Financial Statements.

WisdomTree Trust    131

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$60.38	$59.73	$58.32	$68.00	$69.71
Investment Operations:
Net investment income[1]	2.92	2.75	2.59	3.42	2.03
Net realized and unrealized gain (loss)	10.28	0.71	1.48	(9.57)	(1.79)
Total from investment operations	13.20	3.46	4.07	(6.15)	0.24
Dividends to shareholders:
Net investment income	(2.94)	(2.81)	(2.66)	(3.53)	(1.95)
Net asset value, end of year	$70.64	$60.38	$59.73	$58.32	$68.00
TOTAL RETURN[2]	22.02%	5.95%	7.40%	(8.50)%	0.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$155,411	$144,904	$188,151	$250,797	$295,806
Ratio to average net assets of:
Expenses[3,4,5]	0.61%	0.67%	0.61%	0.65%	0.73%
Net investment income	4.19%	4.54%	4.57%	6.00%	2.77%
Portfolio turnover rate[6]	55%	54%	41%	46%	68%
WisdomTree International AI Enhanced Value Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[7]
Net asset value, beginning of year	$43.80	$41.13	$38.89	$40.53	$42.46
Investment Operations:
Net investment income[1]	1.78	1.74	1.54	1.56	2.14
Net realized and unrealized gain (loss)	10.14	2.80	2.58	(1.46)	(1.98)
Total from investment operations	11.92	4.54	4.12	0.10	0.16
Dividends to shareholders:
Net investment income	(2.39)	(1.87)	(1.88)	(1.74)	(2.09)
Net asset value, end of year	$53.33	$43.80	$41.13	$38.89	$40.53
TOTAL RETURN[2]	27.77%	11.48%	10.93%	0.80%	0.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$58,666	$50,373	$74,029	$77,785	$121,582
Ratio to average net assets of:
Expenses[4]	0.60%[3,5]	0.65%[5]	0.59%[5]	0.59%[5]	0.58%[3,4,8]
Net investment income	3.54%	4.23%	3.92%	4.25%	5.03%
Portfolio turnover rate[6]	99%	130%	138%	148%	99%[9,10]

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

6   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7   The information reflects the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree International AI Enhanced Value Fund thereafter.

8   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

9   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

10   On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

See Notes to Financial Statements.

132    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International Equity Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$57.74	$54.92	$49.80	$53.09	$52.63
Investment Operations:
Net investment income[1]	1.96	2.05	1.93	2.11	1.94
Net realized and unrealized gain (loss)	10.87	2.71	5.24	(3.19)	0.50
Total from investment operations	12.83	4.76	7.17	(1.08)	2.44
Dividends to shareholders:
Net investment income	(2.04)	(1.94)	(2.05)	(2.21)	(1.98)
Net asset value, end of year	$68.53	$57.74	$54.92	$49.80	$53.09
TOTAL RETURN[2]	22.47%	8.89%	14.83%	(1.55)%	4.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$630,520	$519,628	$573,895	$570,153	$634,428
Ratio to average net assets of:
Expenses[3]	0.49%[4,5]	0.52%	0.49%	0.49%	0.49%[4,5]
Net investment income	2.96%	3.70%	3.80%	4.49%	3.58%
Portfolio turnover rate[6]	29%	27%	22%	24%	31%
WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$43.19	$45.79	$39.17	$43.04	$41.17
Investment Operations:
Net investment income[1]	0.94	0.76	0.73	1.29	1.25
Net realized and unrealized gain (loss)	4.25	(2.52)	6.66	(0.45)[7]	2.03
Net increase from payment by sub-adviser	—	—	—	—	0.00 [8]
Total from investment operations	5.19	(1.76)	7.39	0.84	3.28
Dividends and distributions to shareholders:
Net investment income	(0.93)	(0.84)	(0.77)	(1.33)	(1.41)
Capital gains	—	—	—	(3.38)	—
Total dividends and distributions to shareholders	(0.93)	(0.84)	(0.77)	(4.71)	(1.41)
Net asset value, end of year	$47.45	$43.19	$45.79	$39.17	$43.04
TOTAL RETURN[2]	12.15%	(3.90)%	19.09%	3.00%	7.93%[9]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,142,339	$2,835,292	$2,381,313	$1,396,586	$1,177,093
Ratio to average net assets of:
Expenses[4,5]	0.59%[10]	0.60%[10]	0.59%[10]	0.59%[10]	0.58%
Net investment income	2.02%	1.69%	1.79%	3.35%	2.85%
Portfolio turnover rate[6]	63%	52%	57%	86%	61%

1   Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

4Does not include expenses of the underlying investment companies in which the Fund invests.

5The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

6Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

8Amount represents less than $0.005.

9Includes a voluntary reimbursement from the sub-advisor for investment losses on certain equity transactions during the period. Excluding the voluntary reimbursement, total return would have been unchanged.

10Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Trust    133

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International High Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$42.09	$39.66	$37.56	$39.93	$39.29
Investment Operations:
Net investment income[1]	1.97	2.05	1.99	2.11	1.90
Net realized and unrealized gain (loss)	11.22	2.37	2.14	(2.37)	0.63
Total from investment operations	13.19	4.42	4.13	(0.26)	2.53
Dividends to shareholders:
Net investment income	(1.91)	(1.99)	(2.03)	(2.11)	(1.89)
Net asset value, end of year	$53.37	$42.09	$39.66	$37.56	$39.93
TOTAL RETURN[2]	31.95%	11.59%	11.45%	0.01%	6.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$627,107	$368,253	$341,052	$413,187	$201,634
Ratio to average net assets of:
Expenses[3,4]	0.59%[5]	0.61%[5]	0.59%[5]	0.58%[6]	0.59%[5]
Net investment income	4.01%	5.14%	5.29%	5.89%	4.80%
Portfolio turnover rate[7]	28%	46%	39%	36%	40%
WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$66.05	$62.97	$58.26	$64.69	$67.16
Investment Operations:
Net investment income[1]	2.48	2.25	2.04	2.31	2.54
Net realized and unrealized gain (loss)	15.51	3.09	5.15	(6.20)	(2.53)
Total from investment operations	17.99	5.34	7.19	(3.89)	0.01
Dividends to shareholders:
Net investment income	(2.45)	(2.26)	(2.48)	(2.54)	(2.48)
Net asset value, end of year	$81.59	$66.05	$62.97	$58.26	$64.69
TOTAL RETURN[2]	27.59%	8.74%	12.80%	(5.68)%	(0.13)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$159,092	$135,399	$135,388	$128,175	$135,853
Ratio to average net assets of:
Expenses[3,5]	0.59%	0.62%	0.59%	0.59%	0.59%
Net investment income	3.20%	3.54%	3.48%	4.10%	3.75%
Portfolio turnover rate[7]	33%	34%	36%	39%	44%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

134    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International Multifactor Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$28.95	$26.53	$25.00	$25.30	$25.43
Investment Operations:
Net investment income[1]	0.94	0.90	0.86	0.95	0.79
Net realized and unrealized gain (loss)	4.28	2.41	1.59	(0.33)	0.00 [2]
Total from investment operations	5.22	3.31	2.45	0.62	0.79
Dividends to shareholders:
Net investment income	(0.97)	(0.89)	(0.92)	(0.92)	(0.92)
Net asset value, end of year	$33.20	$28.95	$26.53	$25.00	$25.30
TOTAL RETURN[3]	18.21%	12.75%	10.07%	2.76%	3.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$36,524	$31,847	$42,441	$39,996	$32,886
Ratio to average net assets of:
Expenses[4]	0.40%[5]	0.42%[5]	0.38%[6]	0.39%[5]	0.39%[5]
Net investment income	2.94%	3.28%	3.41%	3.98%	3.01%
Portfolio turnover rate[7]	117%	99%	121%	118%	105%
WisdomTree International Quality Dividend Growth Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$35.47	$37.99	$33.72	$36.82	$36.95
Investment Operations:
Net investment income[1]	0.84	0.69	0.67	1.06	1.22
Net realized and unrealized gain (loss)	4.08	(2.46)	4.27	(3.03)	(0.27)
Total from investment operations	4.92	(1.77)	4.94	(1.97)	0.95
Dividends to shareholders:
Net investment income	(0.92)	(0.75)	(0.67)	(1.13)	(1.08)
Net asset value, end of year	$39.47	$35.47	$37.99	$33.72	$36.82
TOTAL RETURN[3]	13.88%	(4.70)%	14.81%	(4.85)%	2.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$672,910	$746,545	$978,181	$665,916	$373,740
Ratio to average net assets of:
Expenses[4]	0.44%[8,9]	0.44%[8]	0.43%[8]	0.43%[8]	0.42%
Net investment income	2.12%	1.87%	1.94%	3.38%	3.16%
Portfolio turnover rate[7]	58%	48%	49%	48%	63%

1   Based on average shares outstanding.

2   Amount represents less than $0.005.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.38%.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

9   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust    135

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$65.87	$65.43	$60.75	$69.29	$72.16
Investment Operations:
Net investment income[1]	2.87	2.71	2.48	2.91	2.27
Net realized and unrealized gain (loss)	14.63	0.43	4.77	(8.19)	(2.72)
Total from investment operations	17.50	3.14	7.25	(5.28)	(0.45)
Dividends to shareholders:
Net investment income	(3.02)	(2.70)	(2.57)	(3.26)	(2.42)
Net asset value, end of year	$80.35	$65.87	$65.43	$60.75	$69.29
TOTAL RETURN[2]	26.86%	4.94%	12.36%	(7.23)%	(0.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$976,223	$895,808	$1,099,262	$1,193,793	$1,330,363
Ratio to average net assets of:
Expenses, net of expense waivers[3,4,5]	0.59%	0.61%	0.59%	0.60%	0.61%
Net investment income	3.69%	4.14%	4.08%	4.87%	3.08%
Portfolio turnover rate[6]	45%	41%	36%	51%	55%
WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$109.05	$108.72	$70.52	$64.64	$61.01
Investment Operations:
Net investment income[1]	2.97	2.22	2.36	1.91	1.52
Net realized and unrealized gain	43.92	1.65	38.55	6.54	3.76
Total from investment operations	46.89	3.87	40.91	8.45	5.28
Dividends to shareholders:
Net investment income	(1.86)	(3.54)	(2.71)	(2.57)	(1.65)
Net asset value, end of year	$154.08	$109.05	$108.72	$70.52	$64.64
TOTAL RETURN[2]	43.52%	3.55%	58.99%	13.48%	8.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$5,847,340	$3,402,346	$4,691,250	$1,530,182	$1,919,844
Ratio to average net assets of:
Expenses[4]	0.48%[3]	0.48%	0.48%	0.48%	0.48%
Net investment income	2.23%	2.04%	2.67%	2.93%	2.45%
Portfolio turnover rate[6]	28%	36%	32%	37%	22%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

6   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

136    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Japan Opportunities Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$34.78	$33.77	$24.12	$21.33	$22.38
Investment Operations:
Net investment income[1]	1.25	0.95	0.79	0.56	0.49
Net realized and unrealized gain (loss)	17.65	1.20	9.67	3.06	(0.90)
Total from investment operations	18.90	2.15	10.46	3.62	(0.41)
Dividends to shareholders:
Net investment income	(0.88)	(1.14)	(0.81)	(0.83)	(0.64)
Net asset value, end of year	$52.80	$34.78	$33.77	$24.12	$21.33
TOTAL RETURN[2]	55.23%	6.42%	43.87%	17.36%	(1.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$248,152	$76,511	$67,541	$24,125	$25,603
Ratio to average net assets of:
Expenses[3]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.84%	2.80%	2.75%	2.52%	2.26%
Portfolio turnover rate[4]	146%[8]	45%	46%	46%	41%
WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$78.94	$78.13	$66.36	$66.61	$76.06
Investment Operations:
Net investment income[1]	2.48	2.09	1.66	1.58	1.71
Net realized and unrealized gain (loss)	20.54	(0.03)	11.76	0.61 [5]	(9.68)
Total from investment operations	23.02	2.06	13.42	2.19	(7.97)
Dividends to shareholders:
Net investment income	(2.56)	(1.25)	(1.65)	(2.44)	(1.48)
Net asset value, end of year	$99.40	$78.94	$78.13	$66.36	$66.61
TOTAL RETURN[6]	29.52%	2.74%	20.44%	3.62%	(10.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$387,673	$252,617	$250,020	$182,497	$213,148
Ratio to average net assets of:
Expenses[3,7]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.68%	2.74%	2.35%	2.56%	2.34%
Portfolio turnover rate[4]	31%	29%	28%	26%	36%

1   Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3Does not include expenses of the underlying investment companies in which the Fund invests.

4Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

6Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

7The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

8   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on July 1, 2025.

See Notes to Financial Statements.

WisdomTree Trust    137

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree True Developed International Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$54.72	$51.74	$46.62	$48.95	$47.34
Investment Operations:
Net investment income[1]	1.79	1.86	1.83	1.94	1.79
Net realized and unrealized gain (loss)	11.97	2.91	5.14	(2.23)	1.63
Total from investment operations	13.76	4.77	6.97	(0.29)	3.42
Dividends to shareholders:
Net investment income	(1.84)	(1.79)	(1.85)	(2.04)	(1.81)
Net asset value, end of year	$66.64	$54.72	$51.74	$46.62	$48.95
TOTAL RETURN[2]	25.48%	9.47%	15.35%	(0.05)%	7.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$733,008	$533,557	$517,419	$491,834	$381,807
Ratio to average net assets of:
Expenses[3,4,5]	0.49%	0.51%	0.49%	0.49%	0.49%
Net investment income	2.86%	3.58%	3.83%	4.43%	3.63%
Portfolio turnover rate[6]	22%	23%	24%	23%	30%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

6   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

138    WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Defense Fund (“Europe Defense Fund”)	July 15, 2025
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree European Opportunities Fund (“European Opportunities Fund” and also referred to herein as “Currency Hedged Equity Fund”) (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree International AI Enhanced Value Fund (“International AI Enhanced Value Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund” and also referred to herein as “Currency Hedged Equity Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Opportunities Fund (“Japan Opportunities Fund” and also referred to herein as “Currency Hedged Equity Fund”) (formerly, WisdomTree Japan Hedged SmallCap Equity Fund)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree True Developed International Fund (“True Developed International Fund”) (formerly, WisdomTree International LargeCap Dividend Fund)	June 16, 2006

Each Fund, except for the International AI Enhanced Value Fund and International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The International AI Enhanced Value Fund is actively managed using a model-based approach seeking income and capital appreciation. The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Trust    139

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

140    WisdomTree Trust

Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended March 31, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and equity futures contracts during the fiscal year ended March 31, 2026 and open positions in such derivatives as of year are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at March 31, 2026 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of year, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At March 31, 2026, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

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Notes to Financial Statements (continued)

As of March 31, 2026, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Defense Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$4	Unrealized depreciation on foreign currency contracts	$—
Europe Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	48,033,584	Unrealized depreciation on foreign currency contracts	185,005
European Opportunities Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	4,573,028	Unrealized depreciation on foreign currency contracts	107,906
International Hedged Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	62,336,149	Unrealized depreciation on foreign currency contracts	140,038
International Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	269,938	Unrealized depreciation on foreign currency contracts	59,002
International SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	935	Unrealized depreciation on foreign currency contracts	1,269
Japan Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	140,319,815	Unrealized depreciation on foreign currency contracts	1,233,271
Japan Opportunities Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	5,215,177	Unrealized depreciation on foreign currency contracts	22,006
Japan SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	4

For the fiscal year or period ended March 31, 2026, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Defense Fund
Foreign currency risk	$(142)	$4
Europe Hedged Equity Fund
Foreign currency risk	(189,305,219)	108,972,385
European Opportunities Fund
Foreign currency risk	(10,131,420)	7,094,578
Europe Quality Dividend Growth Fund
Foreign currency risk	5,353	—
Europe SmallCap Dividend Fund
Equity risk	201,671	—
Foreign currency risk	(21,709)	—
International AI Enhanced Value Fund
Foreign currency risk	8,224	—
International Equity Fund
Foreign currency risk	(126,791)	(577)
International Hedged Quality Dividend Growth Fund
Foreign currency risk	(200,004,504)	141,748,110

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Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
International High Dividend Fund
Foreign currency risk	$(20,568)	$—
International MidCap Dividend Fund
Foreign currency risk	(60,209)	(58)
International Multifactor Fund
Equity risk	(12,919)	—
Foreign currency risk	(988,307)	799,717
International Quality Dividend Growth Fund
Foreign currency risk	97,106	—
International SmallCap Dividend Fund
Equity risk	694,001	—
Foreign currency risk	(47,260)	(200)
Japan Hedged Equity Fund
Foreign currency risk	301,289,894	156,229,254
Japan Opportunities Fund
Equity risk	12,333	—
Foreign currency risk	4,905,165	5,531,289
Japan SmallCap Dividend Fund
Foreign currency risk	(9,549)	(4)
True Developed International Fund
Foreign currency risk	(254,363)	(259)
[1]Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2]Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the fiscal year or period ended March 31, 2026, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)
Europe Defense Fund
Foreign currency risk[1]	$89,129	$43,728	$—	$—
Europe Hedged Equity Fund
Foreign currency risk	710,078,919	2,439,335,926	—	—
European Opportunities Fund
Foreign currency risk	46,202,051	131,053,213	—	—
Europe Quality Dividend Growth Fund
Foreign currency risk	—	11,042	—	—
Europe SmallCap Dividend Fund
Equity risk[1]	—	—	120,680	—
Foreign currency risk	2,482	98,452	—	—
International AI Enhanced Value Fund
Foreign currency risk	—	5,172	—	—
International Equity Fund
Foreign currency risk	26,589	92,787	—	—

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Notes to Financial Statements (continued)
Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)
International Hedged Quality Dividend Growth Fund
Foreign currency risk	$1,057,790,129	$3,437,238,205	$—	$—
International High Dividend Fund
Foreign currency risk	103,857	27,243	—	—
International MidCap Dividend Fund
Foreign currency risk	—	8,086	—	—
International Multifactor Fund
Equity risk[1]	—	—	85,014	—
Foreign currency risk	7,816,907	20,590,004	—	—
International Quality Dividend Growth Fund
Foreign currency risk	—	30,134	—	—
International SmallCap Dividend Fund
Equity risk	—	—	764,880	—
Foreign currency risk	6,315	484,776	—	—
Japan Hedged Equity Fund
Foreign currency risk	1,782,485,187	6,091,214,582	—	—
Japan Opportunities Fund
Equity risk[1]	—	—	100,092	—
Foreign currency risk	49,115,762	124,487,259	—	—
Japan SmallCap Dividend Fund
Foreign currency risk	83,060	—	—	—
True Developed International Fund
Foreign currency risk	11,805	34,113	—	—
[1]The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain

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Notes to Financial Statements (continued)

tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of March 31, 2026, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

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Notes to Financial Statements (continued)

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended March 31, 2026, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Europe SmallCap Dividend Fund, International Multifactor Fund, International SmallCap Dividend Fund and Japan Opportunities Fund each utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with their investment objective during the Funds’ periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of March 31, 2026, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such

146    WisdomTree Trust

Notes to Financial Statements (continued)

collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is included in “Securities lending income, net” and disclosed in a footnote below the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts and options contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and options contracts are excluded from the netting table.

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Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Defense Fund
Securities Lending	$1,310,398	$—	$(1,310,398)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	4	—	—	4	—	—	—	—
Europe Hedged Equity Fund
Securities Lending	20,932,257	—	(20,932,257)[1]	—	—	—	—	—
Foreign Currency Contracts	48,033,584	(40,778)	—	47,992,806	185,005	(40,778)	—	144,227
European Opportunities Fund
Securities Lending	7,379,534	—	(7,379,534)[1]	—	—	—	—	—
Foreign Currency Contracts	4,573,028	(106,097)	—	4,466,931	107,906	(106,097)	—	1,809
Europe Quality Dividend Growth Fund
Securities Lending	406,995	—	(406,995)[1]	—	—	—	—	—
Europe SmallCap Dividend Fund
Securities Lending	6,375,528	—	(6,375,528)[1]	—	—	—	—	—
International AI Enhanced Value Fund
Securities Lending	1,348,621	—	(1,348,621)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	11,264,672	—	(11,264,672)[1]	—	—	—	—	—
International Hedged Quality Dividend Growth Fund
Securities Lending	14,247,047	—	(14,247,047)[1]	—	—	—	—	—
Foreign Currency Contracts	62,336,149	(135,763)	—	62,200,386	140,038	(135,763)	—	4,275
International High Dividend Fund
Securities Lending	18,576,068	—	(18,576,068)[1]	—	—	—	—	—
International MidCap Dividend Fund
Securities Lending	4,089,457	—	(4,089,457)[1]	—	—	—	—	—
International Multifactor Fund
Securities Lending	329,180	—	(329,180)[1]	—	—	—	—	—
Foreign Currency Contracts	269,938	(50,718)	—	219,220	59,002	(50,718)	—	8,284
International Quality Dividend Growth Fund
Securities Lending	4,933,263	—	(4,933,263)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	41,707,827	—	(41,707,827)[1]	—	—	—	—	—
Foreign Currency Contracts	935	(4)	—	931	1,269	(4)	—	1,265
Japan Hedged Equity Fund
Securities Lending	18,540,851	—	(18,540,851)[1]	—	—	—	—	—
Foreign Currency Contracts	140,319,815	(959,255)	—	139,360,560	1,233,271	(959,255)	—	274,016
Japan Opportunities Fund
Securities Lending	3,996,413	—	(3,996,413)[1]	—	—	—	—	—
Foreign Currency Contracts	5,215,177	(18,500)	—	5,196,677	22,006	(18,500)	—	3,506
Japan SmallCap Dividend Fund
Securities Lending	9,041,195	—	(9,041,195)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	4	—	—	4
True Developed International Fund
Securities Lending	8,959,117	—	(8,959,117)[1]	—	—	—	—	—
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.
148    WisdomTree Trust

Notes to Financial Statements (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for the International AI Enhanced Value Fund. Sub-Advisory services for the International AI Enhanced Value Fund are provided by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WisdomTree Trust    149

Notes to Financial Statements (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
Europe Defense Fund	0.45%
Europe Hedged Equity Fund	0.58%
European Opportunities Fund	0.58%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
International High Dividend Fund	0.58%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%
International SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Opportunities Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
True Developed International Fund	0.48%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2026, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations. Additionally, securities lending income from affiliate is shown on the Schedule of Investments in the Investment in Affiliates table.

150    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2026, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2026, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Europe Hedged Equity Fund	$3,828,184	$4,497,229	$276,037
Europe Quality Dividend Growth Fund	3,467,567	6,380,788	(210,236)
Europe SmallCap Dividend Fund	3,930,659	1,720,966	439,516
International Equity Fund	24,298,564	14,769,191	1,389,369
International Hedged Quality Dividend Growth Fund	39,046,349	73,445,761	(500,050)
International High Dividend Fund	20,501,338	9,147,674	(92,714)
International MidCap Dividend Fund	8,725,938	7,690,063	1,280,463
International Quality Dividend Growth Fund	12,691,290	27,895,315	(782,067)
International SmallCap Dividend Fund	17,021,750	16,758,960	5,121,658
Japan Hedged Equity Fund	6,546,926	22,185,192	(177,286)
Japan SmallCap Dividend Fund	10,701,907	6,912,506	1,729,394
True Developed International Fund	8,541,556	25,184,685	(52,013)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2026, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At March 31, 2026		For the Fiscal Year Ended March 31, 2026
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Europe Defense Fund	56	$1,733	$1
Europe Hedged Equity Fund	28	1,464	388
European Opportunities Fund	1	54	2
Europe SmallCap Dividend Fund	1	72	3
International AI Enhanced Value Fund	1	54	2
International Equity Fund	1	70	2
International Hedged Quality Dividend Growth Fund	1	48	94
International Multifactor Fund	55	1,853	54
International Quality Dividend Growth Fund	621	24,927	459
International SmallCap Dividend Fund	78	6,357	237
Japan Hedged Equity Fund	49	7,770	342
Japan Opportunities Fund	28	1,522	10
Japan SmallCap Dividend Fund	1	102	18
True Developed International Fund	1	68	2

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2026, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or

WisdomTree Trust    151

Notes to Financial Statements (continued)

an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2026, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of March 31, 2026 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended March 31, 2026 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Europe Defense Fund[1]	$13,737,283	$13,033,388	$88,889,800	$844,169
Europe Hedged Equity Fund	572,240,795	655,363,770	109,114,271	242,628,582
European Opportunities Fund	216,857,942	215,400,859	215,936,068	62,958,954
Europe Quality Dividend Growth Fund	26,009,773	26,615,844	22,391,110	28,866,535
Europe SmallCap Dividend Fund	89,582,716	90,042,698	10,055,695	24,487,224
International AI Enhanced Value Fund	54,401,863	54,998,613	2,453,210	4,629,002
International Equity Fund	174,397,573	174,682,081	12,097,863	—
International Hedged Quality Dividend Growth Fund	1,514,506,131	1,612,998,382	454,514,264	1,344,275,716
International High Dividend Fund	153,807,936	138,175,070	199,451,533	62,424,688
International MidCap Dividend Fund	50,144,518	50,396,376	3,745,676	11,254,106
International Multifactor Fund	43,391,802	43,336,616	18,528,899	19,296,700
International Quality Dividend Growth Fund	430,097,350	435,661,245	165,049,126	317,310,564
International SmallCap Dividend Fund	446,211,265	448,883,415	—	111,139,897
Japan Hedged Equity Fund	1,709,189,240	1,231,351,902	1,714,876,080	754,780,686
Japan Opportunities Fund	181,779,554	170,359,429	175,248,464	46,876,596
Japan SmallCap Dividend Fund	101,678,734	99,107,512	100,365,096	34,868,217
True Developed International Fund	166,311,664	144,065,233	134,729,950	83,766,589
[1]For the period July 17, 2025 (commencement of operations) through March 31, 2026.

152    WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES AND OTHER MATTERS

At March 31, 2026, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Defense Fund	$89,460,031	$3,338,337	$(7,890,720)	$(4,552,383)	$4	$—	$4	$(4,552,379)
Europe Hedged Equity Fund	1,316,244,214	465,875,669	(82,356,860)	383,518,809	—	—	—	383,518,809
European Opportunities Fund	255,272,138	28,253,367	(8,552,569)	19,700,798	26	(1,135)	(1,109)	19,699,689
Europe Quality Dividend Growth Fund	58,320,842	12,178,246	(4,724,076)	7,454,170	—	—	—	7,454,170
Europe SmallCap Dividend Fund	143,580,072	28,050,476	(12,610,109)	15,440,367	—	—	—	15,440,367
International AI Enhanced Value Fund	52,713,615	8,021,069	(1,788,929)	6,232,140	—	—	—	6,232,140
International Equity Fund	438,331,673	212,507,282	(21,256,862)	191,250,420	—	—	—	191,250,420
International Hedged Quality Dividend Growth Fund	2,032,489,754	285,409,943	(176,731,231)	108,678,712	758,799	(10,799)	748,000	109,426,712
International High Dividend Fund	515,795,485	136,717,512	(17,271,887)	119,445,625	—	—	—	119,445,625
International MidCap Dividend Fund	122,382,792	43,737,600	(4,825,479)	38,912,121	—	—	—	38,912,121
International Multifactor Fund	33,498,415	4,416,759	(1,527,926)	2,888,833	21,833	(6,022)	15,811	2,904,644
International Quality Dividend Growth Fund	637,250,712	94,712,138	(59,993,433)	34,718,705	—	—	—	34,718,705
International SmallCap Dividend Fund	861,945,877	207,439,616	(70,331,225)	137,108,391	935	(1,269)	(334)	137,108,057
Japan Hedged Equity Fund	4,809,923,460	1,169,726,407	(196,996,437)	972,729,970	74,604	(101,614)	(27,010)	972,702,960
Japan Opportunities Fund	224,995,195	30,900,817	(10,375,017)	20,525,800	—	(3,506)	(3,506)	20,522,294
Japan SmallCap Dividend Fund	338,301,269	67,339,580	(20,993,937)	46,345,643	—	(4)	(4)	46,345,639
True Developed International Fund	514,501,501	232,136,655	(16,079,971)	216,056,684	—	—	—	216,056,684

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2026, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Europe Defense Fund	$—	$(1,248,488)	$(4,552,383)	$(471)	$—	$(5,801,342)
Europe Hedged Equity Fund	—	(2,111,996,355)	383,518,809	126,020	839,772	(1,727,511,754)
European Opportunities Fund	1,587,117	(18,785,618)	19,700,798	3,656	50,291	2,556,244
Europe Quality Dividend Growth Fund	—	(13,759,294)	7,454,170	53,042	24,370	(6,227,712)
Europe SmallCap Dividend Fund	552,329	(309,042,841)	15,440,367	97,124	465,610	(292,487,411)
International AI Enhanced Value Fund	841,633	(62,838,029)	6,232,140	22,174	65,438	(55,676,644)
International Equity Fund	2,432,839	(175,398,134)	191,250,420	234,163	318,454	18,837,742
International Hedged Quality Dividend Growth Fund	2,741,689	(260,497,811)	108,678,712	1,243,237	651,087	(147,183,086)
International High Dividend Fund	2,812,268	(99,368,300)	119,445,625	77,501	158,543	23,125,637
International MidCap Dividend Fund	887,477	(38,089,746)	38,912,121	22,131	38,337	1,770,320
International Multifactor Fund	132,124	(3,493,894)	2,888,833	25,446	14,216	(433,275)
International Quality Dividend Growth Fund	1,169,205	(80,566,385)	34,718,705	174,488	275,953	(44,228,034)
International SmallCap Dividend Fund	5,453,607	(323,394,474)	137,108,391	93,660	552,829	(180,185,987)
Japan Hedged Equity Fund	49,278,026	(873,767,793)	972,729,970	(648,004)	—	147,592,199
Japan Opportunities Fund	1,865,271	(5,883,545)	20,525,800	522	—	16,508,048
Japan SmallCap Dividend Fund	4,612,081	(115,629,371)	46,345,643	(16,435)	—	(64,688,082)
True Developed International Fund	2,253,295	(119,894,942)	216,056,684	210,037	133,012	98,758,086
[1]The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.
WisdomTree Trust    153

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years or periods ended March 31, 2026 and March 31, 2025, was as follows:

Fund	Year Ended March 31, 2026	Year Ended March 31, 2025
	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Europe Defense Fund[1]	$21,515	$—
Europe Hedged Equity Fund	30,853,750	53,344,485
European Opportunities Fund	4,196,458	1,826,376
Europe Quality Dividend Growth Fund	1,849,027	1,488,120
Europe SmallCap Dividend Fund	7,178,750	7,727,206
International AI Enhanced Value Fund	2,648,261	3,145,102
International Equity Fund	18,466,686	19,101,802
International Hedged Quality Dividend Growth Fund	50,011,860	50,859,826
International High Dividend Fund	18,813,950	16,308,470
International MidCap Dividend Fund	4,900,740	4,757,821
International Multifactor Fund	1,129,748	1,118,075
International Quality Dividend Growth Fund	17,134,259	18,334,695
International SmallCap Dividend Fund	38,907,075	40,687,926
Japan Hedged Equity Fund	58,413,147	129,533,264
Japan Opportunities Fund	2,168,006	2,407,390
Japan SmallCap Dividend Fund	8,701,064	4,002,170
True Developed International Fund	19,375,505	17,724,987
* Includes short-term capital gains, if any. [1] For the period July 17, 2025 (commencement of operations) through March 31, 2026.

At March 31, 2026, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
Europe Defense Fund	$33,155	$11	$33,166
Europe Hedged Equity Fund	942,472,302	1,169,524,053	2,111,996,355
European Opportunities Fund	11,419,626	7,365,992	18,785,618
Europe Quality Dividend Growth Fund	9,761,106	3,938,130	13,699,236
Europe SmallCap Dividend Fund	101,597,136	207,445,705	309,042,841
International AI Enhanced Value Fund	18,111,698	44,726,331	62,838,029
International Equity Fund	36,554,723	138,843,411	175,398,134
International Hedged Quality Dividend Growth Fund	212,835,973	47,661,838	260,497,811
International High Dividend Fund	15,923,233	83,445,067	99,368,300
International MidCap Dividend Fund	6,414,506	31,675,240	38,089,746
International Multifactor Fund	3,493,894	—	3,493,894
International Quality Dividend Growth Fund	64,986,143	15,580,242	80,566,385
International SmallCap Dividend Fund	197,000,410	126,394,064	323,394,474
Japan Hedged Equity Fund	608,166,705	265,601,088	873,767,793
Japan Opportunities Fund	5,883,545	—	5,883,545
Japan SmallCap Dividend Fund	62,533,863	53,095,508	115,629,371
True Developed International Fund	21,260,703	98,634,239	119,894,942

154    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year or period ended March 31, 2026, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
Europe Defense Fund[1]	$1,187,949	$(32)	$27,405
Europe Hedged Equity Fund	—	—	—
European Opportunities Fund	—	—	—
Europe Quality Dividend Growth Fund	—	—	60,058
Europe SmallCap Dividend Fund	—	—	—
International AI Enhanced Value Fund	—	—	—
International Equity Fund	—	—	—
International Hedged Quality Dividend Growth Fund	—	—	—
International High Dividend Fund	—	—	—
International MidCap Dividend Fund	—	—	—
International Multifactor Fund	—	—	—
International Quality Dividend Growth Fund	—	—	—
International SmallCap Dividend Fund	—	—	—
Japan Hedged Equity Fund	—	—	—
Japan Opportunities Fund	—	—	—
Japan SmallCap Dividend Fund	—	—	—
True Developed International Fund	—	—	—
[1]For the period July 17, 2025 (commencement of operations) through March 31, 2026.

During the fiscal year or period ended March 31, 2026, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Europe Defense Fund[1]	$—
Europe Hedged Equity Fund	9,734,483
European Opportunities Fund	4,540,971
Europe Quality Dividend Growth Fund	—
Europe SmallCap Dividend Fund	10,225,480
International AI Enhanced Value Fund	4,817,271
International Equity Fund	29,454,351
International Hedged Quality Dividend Growth Fund	—
International High Dividend Fund	838,406
International MidCap Dividend Fund	8,314,371
International Multifactor Fund	325,098
International Quality Dividend Growth Fund	2,671,717
International SmallCap Dividend Fund	85,891,358
Japan Hedged Equity Fund	497,224,026
Japan Opportunities Fund	11,907,819
Japan SmallCap Dividend Fund	12,279,837
True Developed International Fund	1,448,182
[1]For the period July 17, 2025 (commencement of operations) through March 31, 2026.

WisdomTree Trust    155

Notes to Financial Statements (continued)

At March 31, 2026, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Defense Fund	$(107,779)	$107,779
Europe Hedged Equity Fund	(103,302,568)	103,302,568
European Opportunities Fund	(14,540,818)	14,540,818
Europe Quality Dividend Growth Fund	(8,677,233)	8,677,233
Europe SmallCap Dividend Fund	(4,603,679)	4,603,679
International AI Enhanced Value Fund	(459,481)	459,481
International Equity Fund	—	—
International Hedged Quality Dividend Growth Fund	(382,540,392)	382,540,392
International High Dividend Fund	(27,450,663)	27,450,663
International MidCap Dividend Fund	(3,311,010)	3,311,010
International Multifactor Fund	(4,615,216)	4,615,216
International Quality Dividend Growth Fund	(88,948,893)	88,948,893
International SmallCap Dividend Fund	(24,361,938)	24,361,938
Japan Hedged Equity Fund	(205,769,500)	205,769,500
Japan Opportunities Fund	(13,257,378)	13,257,378
Japan SmallCap Dividend Fund	(9,982,332)	9,982,332
True Developed International Fund	(44,635,683)	44,635,683

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year or period ended March 31, 2026, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2026, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year or period ended March 31, 2026, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. During the fiscal year or period ended March 31, 2026, there were no significant taxes paid in foreign jurisdictions.

156    WisdomTree Trust

Notes to Financial Statements (concluded)

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

8. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

9. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust    157

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe Defense Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree European Opportunities Fund (formerly, WisdomTree Europe Hedged SmallCap Equity Fund), WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International AI Enhanced Value Fund, WisdomTree International Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree International High Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Opportunities Fund (formerly, WisdomTree Japan Hedged SmallCap Equity Fund), WisdomTree Japan SmallCap Dividend Fund, and WisdomTree True Developed International Fund (formerly, WisdomTree International LargeCap Dividend Fund), and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe Defense Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree European Opportunities Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree International AI Enhanced Value Fund, WisdomTree International Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree International High Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International Multifactor Fund, WisdomTree International Quality Dividend Growth Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Opportunities Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree True Developed International Fund (collectively referred to as the “Funds”), (seventeen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seventeen of the funds constituting WisdomTree Trust) at March 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Europe Hedged Equity Fund

WisdomTree European Opportunities Fund

WisdomTree Europe Quality Dividend Growth Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree International AI Enhanced Value Fund

WisdomTree International Equity Fund

WisdomTree International Hedged Quality Dividend Growth Fund

WisdomTree International High Dividend Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International Multifactor Fund

WisdomTree International Quality Dividend Growth Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Japan Hedged Equity Fund

WisdomTree Japan Opportunities Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree True Developed International Fund

	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the five years in the period ended March 31, 2026
WisdomTree Europe Defense Fund	For the period July 17, 2025 (commencement of operations) through March 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

158    WisdomTree Trust

Report of Independent Registered Public Accounting Firm (concluded)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

May 27, 2026

WisdomTree Trust    159

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2026, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2027.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2026, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Defense Fund	$24,584
Europe Hedged Equity Fund	33,995,175
European Opportunities Fund	4,695,982
Europe Quality Dividend Growth Fund	1,986,439
Europe SmallCap Dividend Fund	7,647,880
International AI Enhanced Value Fund	1,970,509
International Equity Fund	19,864,082
International Hedged Quality Dividend Growth Fund	54,084,780
International High Dividend Fund	20,363,588
International MidCap Dividend Fund	5,359,704
International Multifactor Fund	1,132,116
International Quality Dividend Growth Fund	18,247,419
International SmallCap Dividend Fund	38,983,882
Japan Hedged Equity Fund	69,743,863
Japan Opportunities Fund	2,684,962
Japan SmallCap Dividend Fund	9,946,107
True Developed International Fund	20,800,109

The Funds designate the following amount of ordinary income distributions paid during the fiscal year or period ended March 31, 2026 from qualified short-term gains and qualified interest income:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Defense Fund	$18,073	$3,069
Europe Hedged Equity Fund	38,393,037	3,141,425
European Opportunities Fund	6,019,989	499,524
Europe Quality Dividend Growth Fund	1,687,162	137,412
Europe SmallCap Dividend Fund	7,297,558	469,130
International AI Enhanced Value Fund	2,092,915	69,185
International Equity Fund	19,211,077	1,445,309
International Hedged Quality Dividend Growth Fund	52,172,128	4,072,920
International High Dividend Fund	21,042,643	1,549,638
International MidCap Dividend Fund	5,416,165	458,964
International Multifactor Fund	1,160,134	67,837
International Quality Dividend Growth Fund	16,871,404	1,113,160
International SmallCap Dividend Fund	38,275,405	2,743,367
Japan Hedged Equity Fund	110,962,459	11,330,716
Japan Opportunities Fund	3,735,224	516,956
Japan SmallCap Dividend Fund	9,884,481	1,245,043
True Developed International Fund	20,435,942	1,424,604

160    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$0
Independent Trustees
David G. Chrencik	418,325
Phillip G. Goff	380,296
Joel Goldberg	437,340
Toni Massaro	399,311
Melinda A. Raso Kirstein	418,325
Victor Ugolyn	570,444

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

WisdomTree Trust    161

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$0
Independent Trustee
David G. Chrencik	418,325
Phillip Goff	380,296
Joel Goldberg	437,340
Toni Massaro	399,311
Melinda Raso Kirstein	418,325
Victor Ugolyn	570,444

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: June 5, 2026

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date: June 5, 2026